UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV

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First Trust North American
Energy Infrastructure Fund (EMLP)

First Trust EIP Carbon Impact
ETF (ECLN)

Annual Report
For the Year Ended
October 31, 2020

Energy Income Partners, LLC
---------------------------

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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                 ANNUAL REPORT
                                OCTOBER 31, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
North American Energy Infrastructure Fund and the First Trust EIP Carbon Impact
ETF (the "Funds"), which contains detailed information about the Funds for the twelve months ended October 31, 2020.

As I was collecting my thoughts for this annual roundup it occurred to me that my message this year should touch on the tone of the markets and the investing climate rather than belabor all the news and events that brought us to this juncture. We all know how tumultuous our lives have become over the past eight or so months. The phrase "shelter-at-home" says it all. I would rather talk about why I believe investors should be optimistic about where we could be headed.

Having said that, allow me to at least acknowledge the two elephants in the room: the coronavirus ("COVID-19") and the election. In the first 12 days of
November, we learned the following: that we likely have a new president-elect
(Joe Biden), though it may not be official for some time because it is being contested by President Donald Trump and some of his loyal backers in the
Republican Party citing voter fraud in certain states; that we still do not know which political party will have control of the Senate due to a couple of run-offs in Georgia to be held on January 5, 2021; and, that it looks as though we may be fortunate enough to have an FDA-approved COVID-19 vaccine by either the end of 2020 or the start of 2021, though that too is not yet official. It could be a game-changer in the COVID-19 battle. And, we may gain access to additional vaccines as well. The key to getting the economy back to running on all cylinders is to fully reopen, and a vaccine is "what the doctor ordered."

With respect to the tone of the markets and investment climate, to say that I am encouraged about what has transpired in 2020 would be an understatement. Despite the extraordinary challenges so far this year, the S&P 500(R) Index posted a total return of 2.77% over the first 10 months of 2020, this despite plunging
33.8% into bear market territory from February 19, 2020 through March 23, 2020, according to Bloomberg. As impressive as that feat is, the future looks even brighter. While Bloomberg's consensus earnings growth rate estimate for the S&P
500(R) Index for 2020 was -16.51%, as of November 13, 2020, its 2021 and 2022
estimates were 21.74% and 16.95%, respectively. That is a strong take on the prospects for a rebound in Corporate America over the next 24 months. One of the tailwinds that is providing a good deal of support to the economy and markets is the decision by the Federal Reserve (the "Fed") to keep interest rates artificially low for as long as need be to meet both its employment and inflation targets. By keeping rates lower for longer, the Fed is essentially inviting investors to assume more risk to generate higher returns. Brian
Wesbury, Chief Economist at First Trust, believes that the Fed could need until
2024 to accomplish its goals. That is a lot of runway for investors to reposition their portfolios, if needed, and a very generous, and perhaps unprecedented, amount of guidance from the Fed, in our opinion. Those investors with cash on the sidelines earning next to nothing have options if they choose to act.

We are encouraged about the prospects for the economy and the markets, but investors should be prepared to weather some volatility until the COVID-19 pandemic is better contained. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                                            1 Year Ended   5 Years Ended   Inception (6/20/12)   5 Years Ended   Inception (6/20/12)
                                              10/31/20       10/31/20          to 10/31/20         10/31/20          to 10/31/20
FUND PERFORMANCE
NAV                                           -16.69%          1.06%              3.64%              5.42%              34.87%
Market Price                                  -16.76%          1.02%              3.63%              5.18%              34.78%

INDEX PERFORMANCE
Blended Benchmark(1)                          -18.29%          0.74%              2.70%              3.76%              24.93%
S&P 500(R) Index                                9.71%         11.71%             13.41%             73.97%             186.45%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 6.)

-----------------------------

(1)   The Blended Benchmark consists of the following two indices: 50% of the
      PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy Master
      Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the
      Blended Benchmark for each period shown above.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP) (CONTINUED)

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                47.15%
Natural Gas Transmission                     28.64
Petroleum Product Transmission               16.79
Crude Oil Transmission                        4.12
Other                                         3.30
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------------
Enterprise Products Partners, L.P.            7.74%
NextEra Energy Partners, L.P.                 7.67
TC Energy Corp.                               7.48
Magellan Midstream Partners, L.P.             6.98
Public Service Enterprise Group, Inc.         5.74
TC PipeLines, L.P.                            5.43
Sempra Energy                                 4.63
NextEra Energy, Inc.                          4.53
Williams (The) Cos., Inc.                     2.77
Alliant Energy Corp.                          2.77
                                            -------
     Total                                   55.74%
                                            =======


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      JUNE 20, 2012 - OCTOBER 31, 2020

           First Trust North American       Blended       S&P 500(R)
           Energy Infrastructure Fund      Benchmark        Index
6/20/12             $10,000                 $10,000        $10,000
10/31/12             10,690                  10,582         10,495
4/30/13              12,379                  12,241         12,008
10/31/13             12,138                  12,064         13,347
4/30/14              13,341                  13,381         14,463
10/31/14             14,861                  14,383         15,652
4/30/15              15,005                  13,803         16,341
10/31/15             12,793                  12,040         16,467
4/30/16              13,004                  12,531         16,538
10/31/16             14,330                  13,087         17,209
4/30/17              14,896                  14,126         19,501
10/31/17             14,768                  13,897         21,276
4/30/18              13,914                  13,586         22,089
10/31/18             14,171                  14,142         22,840
4/30/19              15,869                  15,241         25,068
10/31/19             16,188                  15,288         26,111
4/30/20              13,590                  12,513         25,286
10/31/20             13,487                  12,493         28,645


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EIP CARBON IMPACT ETF (ECLN)


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL          CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                                            1 Year Ended   Inception (8/19/19)   Inception (8/19/19)
                                                                              10/31/20         to 10/31/20           to 10/31/20
FUND PERFORMANCE
NAV                                                                            5.69%              7.36%                 8.90%
Market Price                                                                   5.64%              7.37%                 8.90%

INDEX PERFORMANCE
PHLX Utility Sector Index                                                      2.69%              6.39%                 7.71%
S&P 500(R) Index                                                               9.71%             11.83%                14.36%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 6.)


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EIP CARBON IMPACT ETF (ECLN) (CONTINUED)

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                73.22%
Natural Gas Transmission                     20.55
Petroleum Product Transmission                1.25
Other                                         4.98
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------------
NextEra Energy Partners, L.P.                 8.94%
NextEra Energy, Inc.                          6.69
Sempra Energy                                 5.82
Alliant Energy Corp.                          5.42
Xcel Energy, Inc.                             5.19
TC PipeLines, L.P.                            5.12
Public Service Enterprise Group, Inc.         4.26
CMS Energy Corp.                              4.04
WEC Energy Group, Inc.                        3.94
American Water Works Co., Inc.                3.92
                                            -------
     Total                                   53.34%
                                            =======


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   AUGUST 19, 2019 - OCTOBER 31, 2020

             First Trust EIP       PHLX Utility      S&P 500(R)
            Carbon Impact ETF      Sector Index        Index
8/19/19          $10,000             $10,000          $10,000
10/31/19          10,304              10,489           10,424
4/30/20            9,818               9,586           10,095
10/31/20          10,890              10,771           11,436


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


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NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


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PORTFOLIO COMMENTARY
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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors, L.P. ("First Trust") is the investment advisor to the
First Trust North American Energy Infrastructure Fund ("EMLP") and the First
Trust EIP Carbon Impact ETF ("ECLN") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each
Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP"), located in Westport, CT, was founded in
2003 to provide professional asset management services in publicly traded energy-related infrastructure companies with above average dividend payout ratios operating pipelines and related storage and handling facilities, electric power transmission and distribution as well as long contracted or regulated power generation from renewables and other sources. The corporate structure of the portfolio companies include C-corporations, partnerships and energy infrastructure real estate investment trusts. EIP mainly focuses on investments in assets that receive steady fee-based or regulated income from their corporate and individual customers. EIP manages or supervises approximately $3.7 billion of assets as of October 31, 2020. EIP advises two privately offered partnerships for U.S. high net worth individuals and an open-end mutual fund. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. Finally, EIP serves as a sub-advisor to four closed-end management investment companies, two actively managed exchange-traded funds, a sleeve of an actively managed exchange-traded fund and a sleeve of a series of variable insurance trust. EIP is a registered investment advisor with the
Securities and Exchange Commission.

                           PORTFOLIO MANAGEMENT TEAM

JAMES J. MURCHIE -- CO-PORTFOLIO MANAGER, FOUNDER, CEO AND PRINCIPAL OF ENERGY
   INCOME PARTNERS, LLC

EVA PAO -- CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

JOHN TYSSELAND -- CO-PORTFOLIO MANAGER AND PRINCIPAL OF
   ENERGY INCOME PARTNERS, LLC

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

                                   COMMENTARY

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND

The Fund's investment objective is to seek total return. The Fund pursues its investment objective by investing, under normal market conditions, at least 80%
of its net assets (including investment borrowings) in equity securities of companies deemed by EIP to be engaged in the energy infrastructure sector. These companies principally include publicly traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). The Fund will invest principally in Energy Infrastructure Companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

As measured by the Alerian MLP Total Return Index (the "MLP Index") and the PHLX
Utility Sector Index (the "UTY Index"), the total return for energy-related MLPs and utilities for the 12-month period ended October 31, 2020 was -42.52% and
2.69%, respectively. These figures are according to data collected from Alerian
Capital Management and Bloomberg. As measured by the S&P 500(R) Index (the
"Index"), the broader equity market over the same period returned 9.71%.

PERFORMANCE ANALYSIS

On a net asset value ("NAV") basis for the 12-month period ended October 31,
2020, the Fund provided a total return of -16.69%, including the reinvestment of dividends. This compares, according to collected data, to a total return of
-18.29%(1) for the compounded average of the two indices (the "Blended
Benchmark") (-42.52% for the MLP Index and 2.69% for the UTY Index), and 9.71%
for the S&P 500(R) Index.

-----------------------------

(1)   The total return is the monthly rebalanced return for the MLP Index and
      UTY Index.

                                                                          Page 7

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PORTFOLIO COMMENTARY (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

The Fund declared quarterly distributions during the fiscal year as follows:
$0.2595 per share in December 2019; $0.2584 per share in March 2020; $0.2813 per share in June 2020; and $0.2168 per share in September 2020.

The Fund's NAV total return of -16.69% outperformed the -18.29% average return of the Blended Benchmark. The Fund's outperformance was driven by overweight positions in utilities and pipeline C-Corporations ("C-Corps ") that were not as affected by volatile oil prices. The Fund also benefited from its lower overall
MLP exposure compared to the Blended Benchmark that has a 50% weight of MLPs that underperformed during the period. EIP has sought to consistently run a more conservative portfolio compared to the Blended Benchmark. This conservatism is reflected in holding a more diversified set of higher quality companies that themselves have more conservative balance sheets, more stable cash flows and lower dividend payout ratios. This more conservative approach to investing in
North American energy infrastructure was the primary driver to the Fund's outperformance in a volatile market.

MARKET AND FUND OUTLOOK

The first calendar quarter of 2020 was dominated by the dramatic price declines in the crude oil market due to Saudi and Russian production decisions coupled with the demand shock related to the coronavirus ("COVID-19") pandemic. These weak market conditions drove a -21% decline in the Alerian MLP Index between
January 1 and February 28 of 2020, then panic took hold in March driving another
-59% decline by March 18. (Source: Bloomberg) Our analysis indicates that forced selling by levered closed-end MLP funds was approximately $4.3 billion and outflows from open-end funds were approximately $0.9 billion in a four-week period. This is nearly $1 billion more than the selling that occurred over a
9-month period in 2015-2016 due to outflows and de-leveraging when oil prices corrected from over $100 per barrel, but on assets that were nearly three times as large as today.

Despite a second quarter rally off the lows of the first quarter, stock price performance of the Alerian MLP Index and the energy companies in the S&P 500(R)
Index turned negative again in the third quarter of 2020 as near-term fundamentals for crude oil remained uncertain. At the end of the third quarter of 2020 the price of crude oil was still down -34% year-to-date and drilling activity remained near the all-time lows set in August of 2020. Crude oil production was trending lower in most basins by the end of the third quarter despite rebounding in the second quarter as shut-in production was brought back online. Second quarter announcements by oil and gas producers to cut spending and lay off staff was followed by several third quarter merger announcements.

Slowing investment and negative sentiment in upstream energy, driven by
COVID-related declines in demand, have given rise to a narrative that all conventional energy businesses are in decline; this is simply wrong, in our opinion. It is true that coal will likely continue to decline, we believe. In our view, crude oil and refined products demand will be slow to fully recover from the pandemic and their long-term growth is threatened by electrification of large parts of the transportation system, but these businesses represent the minority of our portfolio. And, the companies exposed to these businesses are trading at dividend yields and valuations that make their expected rates of return the highest in our portfolio.

On the other hand, in EIP's opinion, the outlook for electricity and natural gas, which is the majority of the portfolio, remains strong and is increasingly aligned with public sentiment and environmental policy. Cheaper sources of cleaner electricity continue to substitute for coal which is likely to continue to decline as an energy source, in our view, and to which we have no portfolio earnings exposure. EIP believes electric and natural gas utilities are experiencing attractive rates of earnings growth as they invest capital to incorporate cheaper, cleaner, safer, and more reliable sources of energy. In our view, the network utilities can increase the value of these new technologies by integrating them into an intelligent system of shared resources much the way information networks like cloud computing and the new retail intermediaries like
Amazon and eBay are doing for those parts of the economy. We believe the transition to a shared resource network favors their incumbency and existing rights of way, which provides energy cheaper to customers than disconnecting from these networks by "cutting the cord".

EIP is optimistic about the technological breakthroughs in energy and invests in companies like renewable developers and network utilities that benefit from the lower cost and higher performance of renewables, batteries, and other new grid-related innovations. But EIP is not a venture capitalist; companies in the
Fund's portfolio must have a track record of profitability and a willingness to share some portion of that profitability through dividends. While the names in the portfolio change over time, the strategy and the sources of earnings stability and growth remain the same: investing in monopoly infrastructure that provides the low-cost way of shipping the lowest cost form of energy.


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

FIRST TRUST EIP CARBON IMPACT ETF

The First Trust EIP Carbon Impact ETF's (the "Fund") inception date was August
19, 2019. The Fund's investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation.
The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies identified by EIP as having or seeking to have a positive carbon impact. EIP defines positive carbon impact companies as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas ("GHG") emissions from the production, transportation, conversion, storage and use of energy. The Fund's investments will be concentrated in the industries constituting the energy infrastructure sector. These companies principally include: utilities; natural gas pipeline companies; manufacturers, contracted developers and/or owners of renewable energy; and other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment. The Fund will generally not invest in companies comprising the following industries: coal production, oil exploration and production, or crude oil storage, transportation and delivery.
The Fund's portfolio will be principally composed of equity securities, including common stock, depositary receipts, and units issued by master limited partnerships ("MLPs"). Such securities may be issued by small, mid and large capitalization companies operating in developed market countries.

MARKET RECAP

As measured by the S&P 500(R) Index (the "Index") and the PHLX Utility Sector
Index (the "UTY Index"), the total return for energy-related MLPs and utilities for the 12-month period ended October 31, 2020 was 9.71% and 2.69%, respectively. These figures are according to data collected from Bloomberg.

PERFORMANCE ANALYSIS

On a net asset value ("NAV") basis for the 12-month period ended October 31,
2020, the Fund provided a total return of 5.69%, including the reinvestment of dividends. The Fund's NAV total return of 5.69% underperformed the Index by 402 basis points ("bps") and outperformed the UTY Index by 300 bps. The Fund declared quarterly distributions during the fiscal year as follows: $0.15 per share in December 2019; $0.0599 per share in March 2020; $0.1142 per share in
June 2020; and $0.1224 per share in September 2020.

Outperformance of the Fund relative to the UTY was partially driven by stronger earnings expectations relative to the UTY. EIP believes that rapidly evolving state and federal energy policies and regulations, paired with technological innovation, continue to drive the transition to an energy system that is safer, cleaner and more reliable. EIP also believes investors in regulated utilities, renewable developers and other energy infrastructure companies have an opportunity to participate in these dramatic changes. EIP is optimistic that companies involved in activities aimed at reducing carbon and other Greenhouse
Gas (GHG) emissions have good growth potential.

MARKET AND FUND OUTLOOK

In EIP's opinion, the outlook for electricity and natural gas, which is the majority of the portfolio, remains strong and is increasingly aligned with public sentiment and environmental policy. Cheaper sources of cleaner electricity continue to substitute for coal which is likely to continue to decline as an energy source, in our view, and to which we have no portfolio earnings exposure. EIP believes electric and natural gas utilities are experiencing attractive rates of earnings growth as they invest capital to incorporate cheaper, cleaner, safer, and more reliable sources of energy. In our view, the network utilities can increase the value of these new technologies by integrating them into an intelligent system of shared resources much the way information networks like cloud computing and the new retail intermediaries like
Amazon and eBay are doing for those parts of the economy. We believe the transition to a shared resource network favors their incumbency and existing rights of way, which provides energy cheaper to customers than disconnecting from these networks by "cutting the cord".

EIP is optimistic about the technological breakthroughs in energy and invests in companies like renewable developers and network utilities that benefit from the lower cost and higher performance of renewables, batteries, and other new grid-related innovations. But EIP is not a venture capitalist; companies in the
Fund's portfolio must have a track record of profitability and a willingness to share some portion of that profitability through dividends. While the names in the portfolio change over time, the strategy and the sources of earnings stability and growth remain the same: investing in monopoly infrastructure that provides the low-cost way of shipping the lowest cost form of energy.

                                                                          Page 9


FIRST TRUST EXCHANGE-TRADED FUND IV

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund or
First Trust EIP Carbon Impact ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING             ENDING           BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE          SIX-MONTH          SIX-MONTH
                                                    MAY 1, 2020       OCTOBER 31, 2020         PERIOD           PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY
   INFRASTRUCTURE FUND (EMLP)
Actual                                               $1,000.00           $  992.40              0.95%              $4.76
Hypothetical (5% return before expenses)             $1,000.00           $1,020.36              0.95%              $4.82

FIRST TRUST EIP CARBON IMPACT ETF (ECLN)
Actual                                               $1,000.00           $1,109.30              0.95%              $5.04
Hypothetical (5% return before expenses)             $1,000.00           $1,020.36              0.95%              $4.82


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2020 through October 31, 2020), multiplied by 184/366 (to reflect the six-month period).


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2020

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 65.6%
             CONSTRUCTION & ENGINEERING
                -- 2.2%
    586,973  Quanta Services, Inc.            $   36,644,724
                                              --------------
             ELECTRIC UTILITIES -- 22.8%
    829,665  Alliant Energy Corp.                 45,863,881
    446,778  American Electric Power Co.,
                Inc.                              40,178,746
    107,153  Duke Energy Corp.                     9,869,863
    218,270  Emera, Inc. (CAD)                     8,707,536
    312,068  Eversource Energy                    27,234,174
    435,875  Exelon Corp.                         17,387,054
    499,080  Fortis, Inc. (CAD)                   19,715,215
    504,176  IDACORP, Inc.                        44,231,360
  1,026,998  NextEra Energy, Inc.                 75,186,524
     37,700  Orsted A/S, ADR                       1,996,969
  1,248,650  PPL Corp.                            34,337,875
    493,716  Southern (The) Co.                   28,363,984
    466,428  Xcel Energy, Inc.                    32,663,953
                                              --------------
                                                 385,737,134
                                              --------------
             GAS UTILITIES -- 6.2%
  2,323,792  AltaGas Ltd. (CAD)                   29,459,466
    429,078  Atmos Energy Corp.                   39,333,580
     10,795  Chesapeake Utilities Corp.            1,049,382
    773,456  New Jersey Resources Corp.           22,569,446
    178,795  ONE Gas, Inc.                        12,344,007
                                              --------------
                                                 104,755,881
                                              --------------
             MULTI-UTILITIES -- 18.7%
    578,625  ATCO Ltd., Class I (CAD)             16,108,385
    668,976  Canadian Utilities Ltd.,
                Class A (CAD)                     15,636,053
    456,782  CMS Energy Corp.                     28,928,004
    369,265  Dominion Energy, Inc.                29,666,750
    302,536  DTE Energy Co.                       37,338,993
  1,637,059  Public Service Enterprise Group,
                Inc.                              95,194,981
    611,836  Sempra Energy                        76,699,761
    164,164  WEC Energy Group, Inc.               16,506,690
                                              --------------
                                                 316,079,617
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 15.3%
    791,898  Enbridge, Inc.                       21,824,709
  1,231,346  Equitrans Midstream Corp.             8,939,572
  1,497,246  Keyera Corp. (CAD)                   21,251,161
  2,593,746  Kinder Morgan, Inc.                  30,865,578
    173,018  ONEOK, Inc.                           5,017,522
  3,144,533  TC Energy Corp.                     124,083,272
  2,395,496  Williams (The) Cos., Inc.            45,969,568
                                              --------------
                                                 257,951,382
                                              --------------
             WATER UTILITIES -- 0.4%
     43,879  American Water Works Co., Inc.        6,604,228
                                              --------------
             TOTAL COMMON STOCKS -- 65.6%      1,107,772,966
             (Cost $1,042,722,260)            --------------

SHARES/
UNITS        DESCRIPTION                               VALUE
------------------------------------------------------------
             MASTER LIMITED PARTNERSHIPS
                -- 32.6%
             CHEMICALS -- 0.7%
    634,917  Westlake Chemical Partners, L.P. $   11,504,696
                                              --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 7.5%
  2,024,671  NextEra Energy Partners,
                L.P. (a)                         127,149,339
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 24.4%
     36,948  BP Midstream Partners, L.P.             358,396
    352,036  Cheniere Energy Partners, L.P.       12,690,898
    324,801  Energy Transfer, L.P.                 1,672,725
  7,748,796  Enterprise Products Partners,
                L.P.                             128,397,550
  1,441,905  Holly Energy Partners, L.P.          16,524,231
  3,258,463  Magellan Midstream Partners,
                L.P.                             115,805,775
    676,483  Phillips 66 Partners, L.P.           15,877,056
  2,727,939  Plains GP Holdings, L.P.,
                Class A (a)                       17,431,530
  1,458,587  Shell Midstream Partners, L.P.       12,762,636
  3,201,009  TC PipeLines, L.P.                   90,108,404
                                              --------------
                                                 411,629,201
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 32.6%            550,283,236
             (Cost $650,203,045)              --------------

             MONEY MARKET FUNDS -- 1.4%
 22,781,093  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (b)                 22,781,093
             (Cost $22,781,093)               --------------

             TOTAL INVESTMENTS -- 99.6%        1,680,837,295
             (Cost $1,715,706,398) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                7,059,347
                                              --------------
             NET ASSETS -- 100.0%             $1,687,896,642
                                              ==============

(a)   This security is taxed as a "C" corporation for federal income tax purposes.

(b)   Rate shown reflects yield as of October 31, 2020.

(c)   Aggregate cost for federal income tax purposes is $1,727,589,444. As of
      October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $192,989,372 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $239,741,521. The net unrealized depreciation was $46,752,149.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar

                        See Notes to Financial Statements                Page 11


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2       LEVEL 3
                       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                        QUOTED       OBSERVABLE   UNOBSERVABLE
                        PRICES         INPUTS        INPUTS
                    ------------------------------------------
Common Stocks*      $1,107,772,966  $         --  $         --
Master Limited
   Partnerships*       550,283,236            --            --
Money Market Funds      22,781,093            --            --
                    ------------------------------------------
Total Investments   $1,680,837,295  $         --  $         --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 12                 See Notes to Financial Statements


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2020

SHARES     DESCRIPTION                                 VALUE
------------------------------------------------------------
             COMMON STOCKS -- 72.9%
             CONSTRUCTION & ENGINEERING
                -- 0.9%
        320  Quanta Services, Inc.            $       19,978
                                              --------------
             ELECTRIC UTILITIES -- 33.7%
      1,857  Alliant Energy Corp.                    102,655
        527  American Electric Power Co.,
                Inc.                                  47,393
        164  Edison International                      9,191
        223  Emera, Inc. (CAD)                         8,896
      2,880  Enel S.p.A., ADR                         22,838
        654  Eversource Energy                        57,075
      1,644  Fortis, Inc. (CAD)                       64,943
        906  Iberdrola S.A., ADR                      42,944
        554  IDACORP, Inc.                            48,602
      1,732  NextEra Energy, Inc.                    126,800
        256  Orsted A/S (DKK) (a) (b)                 40,631
      1,838  PPL Corp.                                50,545
      1,405  Xcel Energy, Inc.                        98,392
                                              --------------
                                                     720,905
                                              --------------
             GAS UTILITIES -- 9.0%
      2,200  AltaGas Ltd. (CAD)                       27,890
        515  Atmos Energy Corp.                       47,210
        465  Chesapeake Utilities Corp.               45,203
      1,181  New Jersey Resources Corp.               34,461
        553  ONE Gas, Inc.                            38,179
                                              --------------
                                                     192,943
                                              --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 4.6%
        203  Brookfield Renewable Corp.,
                Class A (CAD)                         13,564
        350  Clearway Energy, Inc., Class A            9,173
      2,802  EDP Renovaveis S.A. (EUR) (c)            53,268
        700  Northland Power, Inc. (CAD)              22,640
                                              --------------
                                                      98,645
                                              --------------
             MULTI-UTILITIES -- 19.3%
      1,208  CMS Energy Corp.                         76,503
        470  Dominion Energy, Inc.                    37,760
        170  DTE Energy Co.                           20,981
        190  National Grid PLC, ADR                   11,296
      1,389  Public Service Enterprise Group,
                Inc.                                  80,770
        879  Sempra Energy                           110,191
        742  WEC Energy Group, Inc.                   74,608
                                              --------------
                                                     412,109
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 1.9%
        504  Cheniere Energy, Inc. (d)                24,127
        896  Williams (The) Cos., Inc.                17,194
                                              --------------
                                                      41,321
                                              --------------
             WATER UTILITIES -- 3.5%
        494  American Water Works Co., Inc.           74,352
                                              --------------
             TOTAL COMMON STOCKS -- 72.9%          1,560,253
             (Cost $1,466,773)                --------------

SHARES/
UNITS        DESCRIPTION                               VALUE
------------------------------------------------------------
             MASTER LIMITED PARTNERSHIPS
                -- 15.6%
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS
                -- 10.0%
        815  Brookfield Renewable Partners,
                L.P. (CAD)                    $       44,166
      2,697  NextEra Energy Partners,
                L.P. (e)                             169,372
                                              --------------
                                                     213,538
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 5.6%
        655  Cheniere Energy Partners, L.P.           23,613
      3,444  TC PipeLines, L.P.                       96,949
                                              --------------
                                                     120,562
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 15.6%                334,100
             (Cost $277,948)                  --------------

             MONEY MARKET FUNDS -- 12.3%
    262,732  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (f)                    262,732
             (Cost $262,732)                  --------------

             TOTAL INVESTMENTS -- 100.8%           2,157,085
             (Cost $2,007,453) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.8)%                (17,482)
                                              --------------
             NET ASSETS -- 100.0%             $    2,139,603
                                              ==============

(a)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(c)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At October 31, 2020, securities noted as such are valued at
      $53,268 or 2.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)   Non-income producing security.

                        See Notes to Financial Statements                Page 13


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

(e)   This security is taxed as a "C" corporation for federal income tax purposes.

(f)   Rate shown reflects yield as of October 31, 2020.

(g)   Aggregate cost for federal income tax purposes is $2,007,974. As of
      October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $220,595 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $71,484. The net unrealized appreciation was $149,111.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                              LEVEL 2      LEVEL 3
                      TOTAL      LEVEL 1    SIGNIFICANT  SIGNIFICANT
                     VALUE AT    QUOTED     OBSERVABLE   UNOBSERVABLE
                    10/31/2020   PRICES       INPUTS        INPUTS
                    -------------------------------------------------
Common Stocks:
   Independent
      Power and
      Renewable
      Electricity
      Producers     $   98,645  $   45,377  $    53,268  $         --
   Other
      Industries*    1,461,608   1,461,608           --            --
Master Limited
   Partnerships*       334,100     334,100           --            --
Money Market
   Funds               262,732     262,732           --            --
                    -------------------------------------------------
Total
   Investments      $2,157,085  $2,103,817  $    53,268  $         --
                    =================================================

* See Portfolio of Investments for industry breakout.

Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2020


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
ASSETS:
Investments, at value..................................................      $   1,680,837,295          $       2,157,085
Receivables:
   Investment securities sold..........................................             13,693,701                     10,325
   Dividends...........................................................              8,692,212                      3,204
   Reclaims............................................................                     --                         41
                                                                             -----------------          -----------------
      Total Assets.....................................................          1,703,223,208                  2,170,655
                                                                             -----------------          -----------------
LIABILITIES:
Due to custodian.......................................................                     --                          3
Payables:
   Capital shares redeemed.............................................             13,909,149                         --
   Investment securities purchased.....................................                     --                     29,312
   Investment advisory fees............................................              1,417,417                      1,737
                                                                             -----------------          -----------------
      Total Liabilities................................................             15,326,566                     31,052
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   1,687,896,642          $       2,139,603
                                                                             =================          =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   2,179,132,791          $       1,997,105
Par value..............................................................                857,550                      1,000
Accumulated distributable earnings (loss)..............................           (492,093,699)                   141,498
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   1,687,896,642          $       2,139,603
                                                                             =================          =================
NET ASSET VALUE, per share.............................................      $           19.68          $           21.40
                                                                             =================          =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             85,755,000                    100,002
                                                                             =================          =================
Investments, at cost...................................................      $   1,715,706,398          $       2,007,453
                                                                             =================          =================
Foreign currency, at cost (proceeds)...................................      $              --          $              (3)
                                                                             =================          =================


                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2020


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
INVESTMENT INCOME:
Dividends..............................................................      $      48,318,775          $          50,637
Foreign withholding tax................................................             (3,388,074)                    (1,511)
                                                                             -----------------          -----------------
   Total investment income.............................................             44,930,701                     49,126
                                                                             -----------------          -----------------
EXPENSES:
Investment advisory fees...............................................             20,532,156                     19,462
                                                                             -----------------          -----------------
   Total expenses......................................................             20,532,156                     19,462
                                                                             -----------------          -----------------
NET INVESTMENT INCOME (LOSS)...........................................             24,398,545                     29,664
                                                                             -----------------          -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (254,865,222)                    (7,866)
   In-kind redemptions.................................................             79,610,234                         --
   Foreign currency transactions.......................................               (201,348)                      (334)
                                                                             -----------------          -----------------
Net realized gain (loss)...............................................           (175,456,336)                    (8,200)
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           (338,516,614)                    92,447
   Foreign currency translation........................................                 (2,139)                        --
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation)...................           (338,518,753)                    92,447
                                                                             -----------------          -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (513,975,089)                    84,247
                                                                             -----------------          -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    (489,576,544)         $         113,911
                                                                             =================          =================


Page 16                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FIRST TRUST                          FIRST TRUST
                                                                NORTH AMERICAN ENERGY                     EIP CARBON
                                                                 INFRASTRUCTURE FUND                      IMPACT ETF
                                                                        (EMLP)                              (ECLN)
                                                           --------------------------------    ---------------------------------
                                                             YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                             10/31/2020        10/31/2019        10/31/2020      10/31/2019 (a)
                                                           --------------    --------------    --------------    ---------------
OPERATIONS:
Net investment income (loss).............................  $   24,398,545    $   36,342,647    $       29,664    $         4,870
Net realized gain (loss).................................    (175,456,336)      (51,786,622)           (8,200)            (1,680)
Net change in unrealized appreciation (depreciation).....    (338,518,753)      317,830,513            92,447             57,185
                                                           --------------    --------------    --------------    ---------------
Net increase (decrease) in net assets resulting
   from operations.......................................    (489,576,544)      302,386,538           113,911             60,375
                                                           --------------    --------------    --------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations....................................     (68,217,610)      (28,709,335)          (32,791)                --
Return of capital........................................     (31,788,050)      (67,709,012)          (11,860)                --
                                                           --------------    --------------    --------------    ---------------
Total distributions to shareholders......................    (100,005,660)      (96,418,347)          (44,651)                --
                                                           --------------    --------------    --------------    ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold................................     234,222,012       392,227,615                --          2,009,968
Cost of shares redeemed..................................    (522,103,189)     (150,641,145)               --                 --
                                                           --------------    --------------    --------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.........................    (287,881,177)      241,586,470                --          2,009,968
                                                           --------------    --------------    --------------    ---------------
Total increase (decrease) in net assets..................    (877,463,381)      447,554,661            69,260          2,070,343

NET ASSETS:
Beginning of period......................................   2,565,360,023     2,117,805,362         2,070,343                 --
                                                           --------------    --------------    --------------    ---------------
End of period............................................  $1,687,896,642    $2,565,360,023    $    2,139,603    $     2,070,343
                                                           ==============    ==============    ==============    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..................     103,305,000        93,555,000           100,002                 --
Shares sold..............................................       9,650,000        16,250,000                --            100,002
Shares redeemed..........................................     (27,200,000)       (6,500,000)               --                 --
                                                           --------------    --------------    --------------    ---------------
Shares outstanding, end of period........................      85,755,000       103,305,000           100,002            100,002
                                                           ==============    ==============    ==============    ===============


(a)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 17


FIRST TRUST EXCHANGE-TRADED FUND IV

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

                                                                       YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    24.83     $    22.64     $    24.55     $    24.76     $    23.03
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.20           0.36           0.35           0.44           0.30
Net realized and unrealized gain (loss)             (4.33)          2.81          (1.33)          0.32           2.37
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    (4.13)          3.17          (0.98)          0.76           2.67
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.70)         (0.29)         (0.45)         (0.48)         (0.30)
Return of capital                                   (0.32)         (0.69)         (0.48)         (0.49)         (0.64)
                                               ----------     ----------     ----------     ----------     ----------
Total distributions                                 (1.02)         (0.98)         (0.93)         (0.97)         (0.94)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    19.68     $    24.83     $    22.64     $    24.55     $    24.76
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                   (16.69)%        14.22%         (4.03)%         3.06%         12.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $1,687,897     $2,565,360     $2,117,805     $1,910,977     $1,379,029
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income (loss) to
   average net assets                                1.13%          1.52%          1.40%          1.59%          1.44%
Portfolio turnover rate (b)                            46%            33%            35%            24%            40%



FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

                                               YEAR ENDED     PERIOD ENDED
                                               10/31/2020    10/31/2019 (c)
                                              ------------   --------------
Net asset value, beginning of period           $    20.70      $    20.09
                                               ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.30            0.05
Net realized and unrealized gain (loss)              0.85            0.56
                                               ----------      ----------
Total from investment operations                     1.15            0.61
                                               ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.33)             --
Return of capital                                   (0.12)             --
                                               ----------      ----------
Total distributions                                 (0.45)             --
                                               ----------      ----------
Net asset value, end of period                 $    21.40      $    20.70
                                               ==========      ==========
TOTAL RETURN (a)                                     5.69%           3.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $    2,140      $    2,070
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.95%           0.95% (d)
Ratio of net investment income (loss) to
   average net assets                                1.45%           1.18% (d)
Portfolio turnover rate (b)                            23%              3%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(d)   Annualized.

Page 18                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

    First Trust North American Energy Infrastructure Fund - (NYSE Arca ticker
       "EMLP")
    First Trust EIP Carbon Impact ETF - (NYSE Arca ticker "ECLN")

Each fund represents a separate series of shares of beneficial interest in the
Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in
Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. EMLP's investment objective is to seek total return. EMLP will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") to be engaged in the energy infrastructure sector, which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets
(including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. ECLN's investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. ECLN will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies identified by EIP as having or seeking to have a positive carbon impact, defined as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy. ECLN's investments will be concentrated in the industries constituting the energy infrastructure sector, which principally include utilities, natural gas pipeline companies, manufacturers, contracted developers and/or owners of renewable energy, and other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2020

Each Fund's investments are valued daily at market value or, in the absence of the market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2020

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of October 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2020

The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2020 was as follows:


                                                                    Distributions      Distributions       Distributions
                                                                      paid from          paid from           paid from
                                                                   Ordinary Income     Capital Gains     Return of Capital
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $    68,217,610     $          --     $      31,788,050
First Trust EIP Carbon Impact ETF                                           32,791                --                11,860


The tax character of distributions paid by each Fund during the fiscal period ended October 31, 2019 was as follows:


                                                                    Distributions      Distributions       Distributions
                                                                      paid from          paid from           paid from
                                                                   Ordinary Income     Capital Gains     Return of Capital
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $    28,709,335     $          --     $      67,709,012
First Trust EIP Carbon Impact ETF                                               --                --                    --


As of October 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                        Accumulated
                                                                    Undistributed       Capital and       Net Unrealized
                                                                      Ordinary             Other           Appreciation
                                                                       Income           Gain (Loss)       (Depreciation)
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $            --     $(445,337,693)    $     (46,756,006)
First Trust EIP Carbon Impact ETF                                               --            (7,613)              149,111


E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, EMLP and ECLN had non-expiring capital loss carryforwards available for federal income tax purposes of $445,337,693 and $7,613, respectively.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EMLP, the taxable years ended
2017, 2018, 2019, and 2020 remain open to federal and state audit. For ECLN, the taxable years ended 2019 and 2020 remain open to federal and state audit. As of
October 31, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the
Funds' financial statements for uncertain tax positions.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Funds had no net late year ordinary capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2020

realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31, 2020, the adjustments for each Fund were as follows:


                                                                                        Accumulated
                                                                     Accumulated        Net Realized
                                                                   Net Investment       Gain (Loss)
                                                                    Income (Loss)      on Investments     Paid-in Capital
                                                                   ---------------     --------------     ---------------
First Trust North American Energy Infrastructure Fund              $    35,885,365     $  (63,976,159)    $    28,090,794
First Trust EIP Carbon Impact ETF                                             (752)               755                  (3)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Trust, on behalf of the Funds, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Funds' investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Pursuant to the Investment
Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of each Fund's assets and will pay EIP for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Each Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. EIP receives a sub-advisory fee for
EMLP from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the Fund's average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. EIP receives a sub-advisory fee for ECLN from
First Trust equal to an annual rate of 0.475% of the Fund's average daily net assets less one-half of the Fund's expenses, for which EIP is responsible.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and
EIP Partners, LLC, an affiliate of EIP.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2020

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $ 1,014,057,658     $   957,364,373
First Trust EIP Carbon Impact ETF                                                              413,081             519,031


For the fiscal year ended October 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $   227,072,427     $   507,038,198
First Trust EIP Carbon Impact ETF                                                                   --                  --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). In order to purchase Creation Units of each Fund, an
Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation
Unit Aggregation) and the market value of the Deposit Securities, and/or (ii)
cash in lieu of all or a portion of the Deposit Securities. If the Cash
Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash
Component. If the Cash Component is a negative number (i.e., the NAV per
Creation Unit Aggregation is less than the Deposit Amount), the Authorized
Participant will receive the Cash Component. Authorized Participants purchasing
Creation Units must pay to BNYM, as transfer agent, a creation transaction fee
(the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized
Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit
Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An
Authorized Participant may request cash redemption in lieu of securities;
however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022 for EMLP, and August 14, 2021 for ECLN.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2020

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 25


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust North American Energy Infrastructure Fund and First Trust EIP Carbon
Impact ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund
IV, including the portfolios of investments, as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.


------------------------------------------------------------------------------------------------------------------------------
    INDIVIDUAL FUNDS INCLUDED                     STATEMENTS OF CHANGES                                FINANCIAL
          IN THE TRUST                                IN NET ASSETS                                   HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
First Trust North American Energy        For the years ended October 31, 2020 and        For the years ended October 31, 2020,
Infrastructure Fund                      2019                                            2019, 2018, 2017 and 2016
------------------------------------------------------------------------------------------------------------------------------
First Trust EIP Carbon Impact ETF        For the year ended October 31, 2020 and for the period from August 19, 2019
                                         (commencement of operations) through October 31, 2019.
------------------------------------------------------------------------------------------------------------------------------


BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 18, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended October 31, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                  Dividends Received Deduction
                                                                  ----------------------------
First Trust North American Energy Infrastructure Fund                        37.32%
First Trust EIP Carbon Impact ETF                                           100.00%


For the taxable year ended October 31, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                   Qualified Dividend Income
                                                                  ----------------------------
First Trust North American Energy Infrastructure Fund                        68.47%
First Trust EIP Carbon Impact ETF                                           100.00%


A portion of each of the Funds' 2020 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended October 31,
2020, may be eligible for the Qualified Business Income Deduction (QBI) under
Internal Revenue Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AND SUB-ADVISORY AGREEMENTS

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Advisory Agreement") with First Trust
Advisors L.P. (the "Advisor") on behalf of the First Trust North American Energy
Infrastructure Fund (the "Fund") and the Investment Sub-Advisory Agreement (the
"Sub-Advisory Agreement" and together with the Advisory Agreement, the
"Agreements") among the Trust, on behalf of the Fund, the Advisor and Energy
Income Partners, LLC (the "Sub-Advisor"). The Board approved the continuation of the Agreements for a one-year period ending June 30, 2021 at a meeting held on
June 8, 2020. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

                                                                         Page 29


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the
Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's
Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by
Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust Capital
Partners, LLC ("FTCP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the
Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor and the Sub-Advisor on the operations of the Advisor and the Sub-Advisor, respectively, and the performance of the Fund since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangements between the
Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund's perspective. The
Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the
Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the
Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted
that the Advisor oversees the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the
Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the
Fund and the other funds in the First Trust Fund Complex. With respect to the
Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund's investments. In addition to the written materials provided by the Sub-Advisor, at the June 8, 2020 meeting, the
Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund, including the
Sub-Advisor's day-to-day management of the Fund's investments. In considering the Sub-Advisor's management of the Fund, the Board noted the background and experience of the Sub-Advisor's portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the
Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)

The Board considered the unitary fee rate payable by the Fund under the Advisory
Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the
Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was below the median total (net) expense ratio of the peer funds in the Expense
Group. With respect to the Expense Group, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that the Expense Group contained both actively-managed ETFs and open-end mutual funds, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted
that not all peer funds employ an advisor/sub-advisor management structure. The
Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund
Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2019 to the performance of the funds in the Performance
Universe and to that of a blended benchmark index. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median for the one-, three- and five-year periods ended December 31, 2019. The
Board also noted that the Fund outperformed the blended benchmark index for the one- and five-year periods ended December 31, 2019 but underperformed the blended benchmark for the three-year period ended December 31, 2019.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the
Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has an ownership interest in the Sub-Advisor and considered potential fall-out benefits to the
Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

The Board considered that the Sub-Advisor's investment services expenses are primarily fixed in nature, and that the Sub-Advisor has made recent investments in personnel and infrastructure and anticipates that its expenses will continue to rise due to additions to personnel and system upgrades. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee and its understanding that the Fund's sub-advisory fee rate was the product of an arm's

                                                                         Page 31


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)

length negotiation. The Board concluded that the profitability analysis for the
Advisor was more relevant. The Board considered fall-out benefits that may be realized by the Sub-Advisor from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements. The
Board also considered the potential fall-out benefits to the Sub-Advisor from the ownership interest of FTCP in the Sub-Advisor. The Board concluded that the character and amount of potential fall-out benefits to the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchanged-Traded Fund IV funds it manages (the "Funds"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2019, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $957,969. This figure is comprised of $59,477 paid (or to be paid) in fixed compensation and
$898,492 paid (or to be paid) in variable compensation. There were a total of 15 beneficiaries of the remuneration described above. Those amounts include
$559,433 paid (or to be paid) to senior management of First Trust Advisors L.P.
and $398,536 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule
22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 33


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                                                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                               FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         OR APPOINTED                DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         189         None
(1951)                                              Limited Partner, Gundersen Real Estate
                               o Since Inception    Limited Partnership (June 1992 to
                                                    December 2016); Member, Sportsmed LLC
                                                    (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term    President, ADM Investors Services, Inc.          189         Director of ADM
(1957)                                              (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                 Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee       o Indefinite Term    President, Hibs Enterprises (Financial           189         Director of Trust
(1956)                                              and Management Consulting)                                   Company of
                               o Since Inception                                                                 Illinois

Niel B. Nielson, Trustee       o Indefinite Term    Senior Advisor (August 2018 to Present),         189         None
(1954)                                              Managing Director and Chief Operating
                               o Since Inception    Officer (January 2015 to August 2018),
                                                    Pelita Harapan Educational Foundation
                                                    (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term    Chief Executive Officer, First Trust             189         None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception    L.P., Chairman of the Board of Directors,
                                                    BondWave LLC (Software Development
                                                    Company) and Stonebridge Advisors LLC
                                                    (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 35


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Senior Loan Fund (FTSL)

Annual Report
For the Year Ended
October 31, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                 ANNUAL REPORT
                                OCTOBER 31, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Senior Loan Fund (the "Fund"), which contains detailed information about the
Fund for the twelve months ended October 31, 2020.

As I was collecting my thoughts for this annual roundup it occurred to me that my message this year should touch on the tone of the markets and the investing climate rather than belabor all the news and events that brought us to this juncture. We all know how tumultuous our lives have become over the past eight or so months. The phrase "shelter-at-home" says it all. I would rather talk about why I believe investors should be optimistic about where we could be headed.

Having said that, allow me to at least acknowledge the two elephants in the room: the coronavirus ("COVID-19") and the election. In the first 12 days of
November, we learned the following: that we likely have a new president-elect
(Joe Biden), though it may not be official for some time because it is being contested by President Donald Trump and some of his loyal backers in the
Republican Party citing voter fraud in certain states; that we still do not know which political party will have control of the Senate due to a couple of run-offs in Georgia to be held on January 5, 2021; and, that it looks as though we may be fortunate enough to have an FDA-approved COVID-19 vaccine by either the end of 2020 or the start of 2021, though that too is not yet official. It could be a game-changer in the COVID-19 battle. And, we may gain access to additional vaccines as well. The key to getting the economy back to running on all cylinders is to fully reopen, and a vaccine is "what the doctor ordered."

With respect to the tone of the markets and investment climate, to say that I am encouraged about what has transpired in 2020 would be an understatement. Despite the extraordinary challenges so far this year, the S&P 500(R) Index posted a total return of 2.77% over the first 10 months of 2020, this despite plunging
33.8% into bear market territory from February 19, 2020 through March 23, 2020, according to Bloomberg. As impressive as that feat is, the future looks even brighter. While Bloomberg's consensus earnings growth rate estimate for the S&P
500(R) Index for 2020 was -16.51%, as of November 13, 2020, its 2021 and 2022
estimates were 21.74% and 16.95%, respectively. That is a strong take on the prospects for a rebound in Corporate America over the next 24 months. One of the tailwinds that is providing a good deal of support to the economy and markets is the decision by the Federal Reserve (the "Fed") to keep interest rates artificially low for as long as need be to meet both its employment and inflation targets. By keeping rates lower for longer, the Fed is essentially inviting investors to assume more risk to generate higher returns. Brian
Wesbury, Chief Economist at First Trust, believes that the Fed could need until
2024 to accomplish its goals. That is a lot of runway for investors to reposition their portfolios, if needed, and a very generous, and perhaps unprecedented, amount of guidance from the Fed, in our opinion. Those investors with cash on the sidelines earning next to nothing have options if they choose to act.

We are encouraged about the prospects for the economy and the markets, but investors should be prepared to weather some volatility until the COVID-19 pandemic is better contained. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S. Leveraged Loan 100 Index and the Markit
iBoxx USD Liquid Leveraged Loan Index by investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans"). The S&P/LSTA U.S. Leveraged Loan 100 Index (the "Primary
Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The Primary
Index consists of 100 loan facilities drawn from a larger benchmark, the
S&P/LSTA Leveraged Loan Index. The Markit iBoxx USD Liquid Leveraged Loan Index
(the "Secondary Index") selects the 100 most liquid Senior Loans in the market.
The Fund does not seek to track either the Primary or Secondary Index, but rather seeks to outperform each of the Indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately
50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR").

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch,
Inc., or Standard & Poor's Ratings Group, respectively. The Fund invests in
Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North
America. The Senior Loans included in the Fund's portfolio often maintain a duration of less than 90 days; however, the inclusion of LIBOR floors on certain
Senior Loans or other factors may cause interest rate duration to be longer than
90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior
Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities which may include convertible bonds), (2) warrants,
U.S. and non U.S. equity and equity-like positions and interests and other securities issued by or with respect to a borrower or its affiliates, and/or (3)
securities of other investment companies.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL                         CUMULATIVE
                                                                       TOTAL RETURNS                        TOTAL RETURNS
                                              1 Year Ended   5 Years Ended   Inception (5/1/13)   5 Years Ended   Inception (5/1/13)
                                                10/31/20       10/31/20         to 10/31/20         10/31/20         to 10/31/20
FUND PERFORMANCE
NAV                                               0.90%          3.03%             2.76%             16.08%             22.66%
Market Price                                      0.95%          2.93%             2.73%             15.52%             22.43%

INDEX PERFORMANCE
Markit iBoxx USD Liquid Leveraged
   Loan Index                                    -0.90%          2.79%             2.23%             14.75%             17.97%
S&P/LSTA U.S. Leveraged Loan 100 Index            1.52%          4.06%             3.05%             22.01%             25.29%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
INDUSTRY CLASSIFICATION                 SECURITIES(1)
-------------------------------------------------------
Software                                    19.5%
Health Care Providers & Services            16.9
Insurance                                   10.8
Pharmaceuticals                              9.9
Hotels, Restaurants & Leisure                8.5
Media                                        7.2
Diversified Telecommunication Services       4.4
Health Care Technology                       3.2
Diversified Financial Services               3.2
Diversified Consumer Services                3.0
Entertainment                                2.5
Containers & Packaging                       1.8
Auto Components                              1.5
Professional Services                        1.5
Aerospace & Defense                          1.3
Electric Utilities                           1.3
Commercial Services & Supplies               1.0
Communications Equipment                     0.4
Technology Hardware, Storage &
   Peripherals                               0.4
Household Durables                           0.4
Food & Staples Retailing                     0.3
Oil, Gas & Consumable Fuels                  0.3
Machinery                                    0.2
Food Products                                0.2
Wireless Telecommunication Services          0.2
IT Services                                  0.1
Real Estate Management & Development         0.0*
Airlines                                     0.0*
Trading Companies & Distributors             0.0*
Life Sciences Tools & Services               0.0*
                                          --------
     Total                                 100.0%
                                          ========

* Amount is less than 0.1%.

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
ASSET CLASSIFICATION                    SECURITIES(1)
-------------------------------------------------------
Senior Floating-Rate Loan Interests         91.8%
Corporate Bonds and Notes                    7.6
Foreign Corporate Bonds and Notes            0.4
Common Stocks                                0.2
Rights                                       0.0*
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)       DEBT SECURITIES(1)
-------------------------------------------------------
BBB-                                         0.1%
BB+                                          0.1
BB                                           5.4
BB-                                          9.3
B+                                          27.1
B                                           35.2
B-                                          15.3
CCC+                                         1.5
CCC                                          2.2
CCC-                                         1.0
D                                            2.4
NR                                           0.4
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
TOP 10 ISSUERS                          SECURITIES(1)
-------------------------------------------------------
Alliant Holdings I LLC                       3.3%
HUB International Ltd.                       3.2
Asurion LLC                                  2.9
Bausch Health Cos., Inc. (Valeant)           2.9
AmWINS Group, Inc.                           2.5
CHG Healthcare Services, Inc.                2.3
Caesars Resort Collection LLC                2.3
Micro Focus International
   (MA Financeco LLC)                        2.2
Multiplan, Inc. (MPH)                        2.2
Refinitiv US Holdings, Inc.                  2.0
                                          --------
     Total                                  25.8%
                                          ========

(1)   Percentages are based on long-term positions. Money market funds are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of
      BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MAY 1, 2013 - OCTOBER 31, 2020

           First Trust Senior     Markit iBoxx USD Liquid     S&P/LSTA U.S. Leveraged
               Loan Fund           Leveraged Loan Index           Loan 100 Index
5/1/13          $10,000                   $10,000                     $10,000
10/31/13         10,092                    10,103                      10,122
4/30/14          10,275                    10,323                      10,338
10/31/14         10,385                    10,389                      10,434
4/30/15          10,637                    10,594                      10,589
10/31/15         10,567                    10,280                      10,268
4/30/16          10,763                    10,484                      10,527
10/31/16         11,034                    10,826                      10,968
4/30/17          11,247                    11,026                      11,260
10/31/17         11,414                    11,161                      11,452
4/30/18          11,592                    11,404                      11,708
10/31/18         11,760                    11,602                      11,929
4/30/19          12,044                    11,877                      12,262
10/31/19         12,156                    11,905                      12,339
4/30/20          11,619                    11,122                      11,765
10/31/20         12,266                    11,797                      12,529


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 16 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of October 31, 2020, the First
Trust Leveraged Finance Team managed or supervised approximately $5.43 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including three closed-end funds, an open-end fund, three exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME, SENIOR PORTFOLIO
   MANAGER
JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT, DEPUTY CREDIT OFFICER AND PORTFOLIO
   MANAGER
ORLANDO PURPURA, CFA, CMT - SENIOR VICE PRESIDENT, CHIEF CREDIT OFFICER
   AND PORTFOLIO MANAGER

                                   COMMENTARY

The First Trust Senior Loan Fund (the "Fund") is an actively managed exchanged-traded fund ("ETF"). The Fund's primary investment objective is to provide high current income, with a secondary objective of preservation of capital.

MARKET RECAP

As we ended 2019, the Federal Reserve (the "Fed") had cut interest rates for the last time in October 2019 and in December indicated that no action would be likely in 2020 given the persistently low inflation environment. In January
2020, the United States and China signed "Phase One" of a trade agreement, and
U.S. economic data remained strong. The combination of a patient Fed, improving
U.S.- China trade relations, and a robust domestic economy propelled the S&P
500(R) Index to new highs in late February 2020. Shortly after, as the coronavirus ("COVID-19") pandemic gripped the world's attention, the financial market implications from the onset of the resulting global economic shutdown became clear. Equities experienced their most rapid sell-off since the global financial crisis in 2008. By March 23, 2020 the S&P 500(R) Index was down nearly
34% from its all-time high set on February 19, 2020. Policy makers then took unprecedented steps to stabilize the markets. Central Banks around the world cut interest rates and governments announced aggressive monetary stimulus packages.
Domestically, the CARES Act was passed and signed into law on March 27. The bill included a historic $2 trillion stimulus package aimed at sending financial aid to struggling U.S. citizens and businesses affected by COVID-19. The Fed also cut the target Fed Funds rate by 150 basis points ("bps") during the month of
March. As fears subsided, and optimism that the combination of a re-opening of the U.S. economy and aggressive fiscal and monetary stimulus would result in a quicker than expected recovery, markets surpassed pre-pandemic levels before a resurgence in COVID-19 infections tempered investor optimism at the end of the
12-month period ended October 31, 2020.

Senior Loan Market

Senior loan spreads over 3-month London Interbank Offered Rate ("LIBOR")
increased 70 bps during the 12-month period ended October 31, 2020, to L+585 bps. This is above the long-term average spread of L+518 (December 1997 -
October 2020). Retail senior loan funds have experienced 25 consecutive monthly outflows with demand impacted by the dramatic decrease of the 3-month LIBOR rate during the same period.

Single-B rated senior loans outperformed both higher and lower quality senior loans during the same period, returning 3.13% while BB rated issues returned
-0.60%. Single Bs also outperformed CCC rated issues which returned -1.41%
during the same period. The average price of senior loans in the market decreased from $95.42 in the beginning of the period to $93.17 at the end of the period.

Default Rates

During the 12-month period ended October 31, 2020, default rates increased within the S&P/LSTA Leveraged Loan Index. The senior loan market default rate ended the period at 4.11% compared to the 1.43% rate at the beginning of the period. The default rate in the senior loan market is above the long-term average default rate of 2.90%. Looking forward, we anticipate senior loan market default rates to remain above the long-term averages through 2021 but anticipate a decline in the default rate as the economy recovers and the introduction of a vaccine brings a recovery to the industries most impacted by COVID-19.

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

FUND PERFORMANCE

The Fund returned 0.90% on a net asset value ("NAV") basis and 0.95% on a market price basis over the 12-month period ended October 31, 2020. The S&P/LSTA U.S.
Leveraged Loan 100 Index ("the Index") returned 1.52% over the same period.

The Fund held 149 individual positions diversified across 29 industries at the end of the reporting period. Software (19.51%), Health Care Providers & Services
(16.92%), and Insurance (10.84%) were the Fund's top three industry exposures at the end of the period. By comparison, the Fund held 194 individual positions across 33 industries as of October 31, 2019. The Fund modestly decreased its allocation to high-yield bonds from 8.89% to 8.03% throughout the period, an 86 bps decrease. The Fund's duration remained low throughout the period and modestly increased from 0.39 years at the beginning of the period to 0.43 years at the end of the period.

During the last twelve months ("LTM") the Fund's performance significantly benefited from its overweight position and asset selection in the healthcare industry. Within the healthcare industry, the Fund's overweight position in a healthcare cost management solutions company and a healthcare services company both outperformed the broader healthcare industry. The healthcare industry is expected to benefit from a divided government, which we believe will result in no major healthcare legislation or significant changes to the regulatory environment. Moreover, we anticipate a continued recovery to healthcare volumes, which are based on billable patient encounters, as the economy continues to recover from COVID-19. In addition, the Fund benefited from not having an allocation to the oil & gas industry. The oil & gas industry was one of the worst performing industries in the Index during the period. The average weight of the industry in the Index during the LTM period was 2.80%. The underweight allocation during a period of declining energy prices was significantly accretive to relative returns. The Fund's overweight position in the pharmaceutical industry and asset selection in the electronics/electrical
(technology) industry were also notable contributors to the Fund's performance during the LTM period. Primarily driving the Fund's pharmaceutical industry contribution was the Fund's overweight position in several pharmaceutical companies that significantly outperformed the broader pharmaceutical industry during the LTM period. Finally, primarily driving the Fund's electronics/electrical (technology) industry outperformance was the Fund's overweight position in a software services company that outperformed the broader electronics/electrical (technology) industry during the LTM period. The Fund's underweight position in a travel technology company that had a large negative return during the LTM period due to the pandemic's ramifications on the travel industry also contributed to the Fund's outperformance during the LTM period.

Modestly offsetting these contributors were the Fund's holdings within the leisure, chemicals & plastics, and building & development industries, due to asset selection. The primary driver of the leisure industry underperformance was the Fund's overweight exposure to movie theaters. Movie theaters continue to face headwinds as new movie releases have been pushed further out on the calendar as the industry awaits a COVID-19 vaccine.

The Fund's most recent monthly distribution of $0.127 per share is $0.043 per share lower than the distribution paid in October 2019. Over the LTM period,
3-month LIBOR dropped 168 bps from 1.90% to 0.22% at the end of October 2020, and distributions followed suit. At the end of the period, the effective yield based on the distributions for the trailing twelve months was 3.71% based on
NAV.

The Fund experienced two defaults during the LTM period. This compared to 53 defaults within the S&P/LSTA Leveraged Loan Index during the LTM period. Since inception, the Fund has experienced nine defaults, which compares to 139 within the broad S&P/LSTA Leveraged Loan Index during the same period. The Fund's LTM default rate was 1.63% at October 31, 2020. The S&P/LSTA Leveraged Loan Index
default rate was 4.11%.

MARKET AND FUND OUTLOOK

We believe senior loans are supported by spreads that remain in line with the long-term average, opportunistic pockets of value across ratings and industries, a low interest rate environment and an improving U.S. economy. Moreover, while the default rate has increased during the period, we believe individual credits that came into the 2020 recession with too much leverage, and sectors most impacted by COVID-19, will face a higher likelihood of default including, but not limited to energy, travel, leisure and retail, in no particular order.
However, generally, businesses that haven't been impacted by COVID-19 continue to perform well, in our opinion.

We remain confident that improving economic conditions, unprecedented support from the Fed, and the potential for additional stimulus will provide a backdrop for continued recovery in senior loans, in our view. As we evaluate new investment opportunities, decisions will continue to be rooted in our rigorous bottom-up credit analysis and our focus will remain on identifying the opportunities that we believe offer the best risk and reward balance.


FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING           ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE     ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                    MAY 1, 2020     OCTOBER 31, 2020     PERIOD (a)      PERIOD (a) (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                               $1,000.00         $1,055.70            0.85%            $4.39
Hypothetical (5% return before expenses)             $1,000.00         $1,020.86            0.85%            $4.32


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2020 through October 31, 2020), multiplied by 184/366 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 88.6%

                  AEROSPACE & DEFENSE -- 1.3%
$      2,693,286  Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%,
                     0.75% Floor..................................................      6.00%        01/30/25    $     2,686,552
       2,878,250  Transdigm, Inc., Tranche E Refinancing TL, 1 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      2.40%        05/30/25          2,703,569
      11,390,705  Transdigm, Inc., Tranche G Refinancing Term Loan, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      2.40%        08/22/24         10,697,125
                                                                                                                 ---------------
                                                                                                                      16,087,246
                                                                                                                 ---------------
                  AIRLINES -- 0.0%
         516,482  Delta Air Lines, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%,
                     1.00% Floor..................................................      4.75%        09/16/27            514,008
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 14.1%
       4,649,290  CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.00%        04/26/24          4,594,103
       9,014,115  Epicor Software Corp., Term Loan B, 1 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      5.25%        07/30/27          8,971,298
      11,469,429  Greeneden U.S. Holdings II LLC (Genesys Telecommunications
                  Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      4.75%        11/30/27         11,275,939
      24,285,257  Hyland Software, Inc., 2018 Refinancing Term Loan, 1 Mo.
                     LIBOR + 3.50%, 0.75% Floor...................................      4.25%        07/01/24         23,903,736
       9,181,234  Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New
                     Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..................      4.75%        09/15/24          9,014,870
      11,063,040  Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term
                     Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor.......................      3.65%        09/13/24         10,681,033
      12,997,518  LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%,
                     0.00% Floor..................................................      4.89%        08/31/27         12,583,287
      22,607,260  McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00%
                     Floor........................................................      3.89%        09/30/24         22,355,867
       3,187,522  Micro Focus International (MA Financeco LLC), Miami Escrow
                     Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor...............      2.65%        06/21/24          2,996,270
      21,525,638  Micro Focus International (MA Financeco LLC), Seattle Spinco
                     Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor................      2.65%        06/21/24         20,234,099
       4,363,920  Micro Focus International (MA Financeco LLC), Term Loan B4,
                     3 Mo. LIBOR + 4.25%, 1.00% Floor.............................      5.25%        06/05/25          4,336,645
       5,244,701  Milano Acquisition Corp., Term Loan B, 3 Mo. LIBOR + 4.00%,
                     0.75% Floor..................................................      4.75%        10/01/27          5,148,565
       2,283,278  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................      4.48%       04/26/24           2,240,467
      11,669,741  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      4.50%        04/26/24         11,430,511
      21,677,361  SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        02/05/24         21,243,814
       3,660,395  Solera Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      2.92%        03/03/23          3,556,477
         777,423  TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................      3.90%        06/30/26            752,156
         693,806  Ultimate Software Group, Inc., 2020 Incremental Term Loan,
                     3 Mo. LIBOR + 4.00%, 0.75% Floor.............................      4.75%        05/03/26            689,040
       3,640,298  Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.40%        02/28/27          3,549,290
                                                                                                                 ---------------
                                                                                                                     179,557,467
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  AUTO PARTS & EQUIPMENT -- 1.5%
$     15,028,493  Gates Global LLC, Initial B-2 Dollar Term Loan, 1
                     Mo. LIBOR + 2.75%, 1.00% Floor...............................      3.75%        03/31/24    $    14,715,450
       8,473,331  Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      4.50%        06/30/24          3,945,776
                                                                                                                 ---------------
                                                                                                                      18,661,226
                                                                                                                 ---------------
                  BROADCASTING -- 3.1%
       1,739,414  E.W. Scripps Co., Term Loan B-2, 1 Mo. LIBOR + 2.50%, 0.00%
                     Floor........................................................      2.65%        05/01/26          1,677,456
       2,970,807  iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.75% Floor...................................      4.75%        05/01/26          2,858,154
      21,899,146  iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.15%        04/29/26         20,526,508
      11,739,563  Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        09/19/26         11,422,594
       3,622,287  Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      2.40%        01/17/24          3,522,095
                                                                                                                 ---------------
                                                                                                                      40,006,807
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.9%
      11,238,817  Cablevision (aka CSC Holdings LLC), October 2018 Incremental
                     Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor..............      2.40%        01/15/26         10,841,975
                                                                                                                 ---------------
                  CASINOS & GAMING -- 5.8%
         991,775  Boyd Gaming Corp., Term Loan B, 1 Wk. LIBOR + 2.25%,
                     0.00% Floor..................................................      2.34%        09/15/23            962,329
      27,498,459  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.90%        12/22/24         25,718,759
       1,497,996  Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.65%        06/30/25          1,448,846
         748,998  Caesars Resort Collection LLC, Term Loan B-1, 3 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.65%        06/30/25            724,423
      21,353,186  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................      3.00%        04/18/24         20,045,303
      14,407,681  Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      3.25%        10/04/23         12,660,750
       7,787,376  Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR +
                     2.25%, 0.25% Floor...........................................      2.50%        01/31/27          7,443,408
       5,187,455  Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        05/10/26          4,924,191
                                                                                                                 ---------------
                                                                                                                      73,928,009
                                                                                                                 ---------------
                  COMMERCIAL SERVICES & SUPPLIES-- 0.1%
       1,677,652  TruGreen L.P., Second Refinancing Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      4.75%        11/02/27          1,665,070
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.4%
       5,249,090  Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      3.40%        04/06/26          5,056,921
                                                                                                                 ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
       1,396,587  Cardtronics USA, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%,
                     1.00% Floor..................................................      5.00%        06/30/27          1,391,350
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 1.2%
      15,538,419  PG&E Corp., Exit Term Loan, 3 Mo. LIBOR + 4.50%, 1.00%
                     Floor........................................................      5.50%        06/23/25         15,344,189
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.9%
$     11,588,391  Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%,
                     1.00% Floor..................................................      4.00%        12/04/24    $    11,383,161
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.2%
       2,246,936  US Foods, Inc., 2019 Incremental Term Loan B, 1 Mo. LIBOR
                     + 2.00%, 0.00% Floor.........................................      2.15%        08/31/26          2,130,388
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 0.6%
       7,520,719  Gentiva Health Services, Inc. (Kindred at Home), Term Loan B,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.44%        07/02/25          7,351,503
         662,255  Select Medical Corp., Term Loan B, 6 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      2.78%        03/06/25            644,248
                                                                                                                 ---------------
                                                                                                                       7,995,751
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 11.7%
       6,892,915  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings,
                     Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor.........      4.50%        04/21/24          5,871,316
      24,817,750  Athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo.
                     LIBOR + 4.50%, 0.00% Floor...................................      4.75%        02/15/26         24,259,350
      28,841,944  CHG Healthcare Services, Inc., Term Loan, 6 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.00%        06/07/23         28,120,895
       8,536,350  DuPage Medical Group (Midwest Physician Admin. Services
                     LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75%
                     Floor........................................................      3.50%        08/15/24          8,301,600
      23,556,748  Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................      3.90%        10/10/25         16,742,488
         798,953  Global Medical Response, Inc. (fka Air Medical), 2018 New
                     Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor..................      5.25%        03/14/25            771,237
      11,223,630  Global Medical Response, Inc. (fka Air Medical), 2020
                     Refinancing Term Loan, 3 Mo. LIBOR + 4.75%, 1.00% Floor......      5.75%        10/15/25         10,862,341
       3,284,274  Help at Home (HAH Group Holding Co. LLC), Initial Term Loans,
                     3 Mo. LIBOR + 5.00%, 1.00% Floor.............................      6.00%        10/31/27          3,226,799
       3,317,719  Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 6 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.50%        11/30/27          3,257,602
         995,000  Surgery Centers Holdings, Inc., 2020 Incremental Term Loan,
                     1 Mo. LIBOR + 8.00%, 1.00% Floor.............................      9.00%        08/31/24          1,006,612
       9,259,577  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.25%        08/31/24          8,760,394
       8,166,985  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      3.75%        02/06/24          6,635,676
      10,572,385  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      5.19%        06/28/26         10,146,212
      22,157,925  Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.65%        08/27/25         21,707,897
                                                                                                                 ---------------
                                                                                                                     149,670,419
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 3.1%
       1,244,108  Change Healthcare Holdings LLC, Closing Date Term Loan,
                     1 Mo. LIBOR + 2.50%, 1.00% Floor.............................      3.50%        03/01/24          1,212,856
      17,085,331  Change Healthcare Holdings LLC, Closing Date Term Loan,
                     3 Mo. LIBOR + 2.50%, 1.00% Floor.............................      3.50%        03/01/24         16,656,147
       6,208,731  Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR
                     + 3.50%, 0.00% Floor.........................................      3.65%        07/25/26          5,975,903


Page 10                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE TECHNOLOGY (CONTINUED)
$     15,931,500  Zelis Payments Buyer, Inc., Initial Term Loan, 1 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................      4.90%        09/30/26    $    15,814,881
                                                                                                                 ---------------
                                                                                                                      39,659,787
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.4%
       3,804,264  Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term
                     Loan, 1 Mo. LIBOR + 4.00%, 1.00% Floor.......................      5.00%        09/25/24          3,636,230
       1,000,000  Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        10/31/27            989,380
                                                                                                                 ---------------
                                                                                                                       4,625,610
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.9%
      11,721,550  Alight, Inc. (fka Tempo Acq.), Non Extended Term Loan, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        05/01/24         11,322,314
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.2%
       2,653,563  Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B,
                     6 Mo. LIBOR + 4.25%, 0.00% Floor.............................      4.57%        07/31/27          2,612,114
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 9.9%
       1,645,327  Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.40%        05/10/25          1,590,307
      33,037,883  Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.90%        05/09/25         31,768,898
      31,792,103  AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      3.75%        01/25/24         31,331,118
      12,754,262  AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.65%        02/15/27         12,291,920
       7,453,166  BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      3.40%        01/31/27          7,175,536
       2,699,759  Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.50%,
                     1.00% Floor..................................................      5.50%        09/15/27          2,686,261
       2,884,058  HUB International Ltd., 2019 Incremental Term Loan B2, 3 Mo.
                     LIBOR + 4.00%, 1.00% Floor...................................      5.00%        04/25/25          2,865,686
          96,341  HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.19%        04/25/25             92,515
      37,573,765  HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.21%        04/25/25         36,081,711
                                                                                                                 ---------------
                                                                                                                     125,883,952
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 4.1%
      10,408,944  Frontier Communications Corp., Term Loan B-1, Prime Rate +
                     2.75%, 0.75% Floor (c).......................................      6.00%        06/15/24         10,203,159
       8,817,716  Numericable (Altice France S.A. or SFR), Term Loan B-11, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        07/31/25          8,407,251
       1,979,592  Numericable (Altice France S.A. or SFR), Term Loan B-12, 1 Mo.
                     LIBOR + 3.69%, 0.00% Floor...................................      3.84%        01/31/26          1,911,058
       9,158,962  Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      4.24%        08/14/26          8,875,584
      24,350,611  Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................      3.15%        03/09/27         23,427,236
                                                                                                                 ---------------
                                                                                                                      52,824,288
                                                                                                                 ---------------
                  INTERACTIVE HOME ENTERTAINMENT -- 0.7%
       9,231,641  Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%,
                     1.00% Floor..................................................      7.00%        12/10/24          9,225,364
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  LEISURE FACILITIES -- 0.7%
$     11,198,919  ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      2.97%        09/18/24    $     9,380,887
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 2.1%
      27,623,874  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      3.75%        06/07/23         27,239,073
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 1.3%
      22,939,747  Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      2.77%        02/28/25         12,756,335
       4,887,699  PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.65%        02/12/27          4,258,407
                                                                                                                 ---------------
                                                                                                                      17,014,742
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 3.0%
      14,245,314  AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00%
                     Floor........................................................      2.65%        04/04/24         13,800,148
      25,466,818  Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.40%        10/01/25         25,057,057
                                                                                                                 ---------------
                                                                                                                      38,857,205
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.2%
       1,242,412  BellRing Brands LLC, Term Loan B, 1 Mo. LIBOR + 5.00%,
                     1.00% Floor..................................................      6.00%        10/21/24          1,245,207
       1,059,899  Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 1.00% Floor.............................      4.75%        07/07/24          1,056,592
                                                                                                                 ---------------
                                                                                                                       2,301,799
                                                                                                                 ---------------
                  PAPER PACKAGING -- 1.8%
      15,104,899  Graham Packaging Company, L.P., Initial Term Loan, 1 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.50%        08/04/27         14,966,387
       7,853,494  Reynolds Group Holdings, Inc., Tranche B-1 US Term Loan,
                     1 Mo. LIBOR + 2.75%, 0.00% Floor.............................      2.90%        02/05/23          7,697,524
                                                                                                                 ---------------
                                                                                                                      22,663,911
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 8.7%
       2,928,475  Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%,
                     1.00% Floor (d) (e)..........................................      8.50%        09/30/25          2,933,365
      32,313,203  Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR
                     + 3.00%, 0.00% Floor.........................................      3.15%        06/01/25         31,518,944
      23,494,046  Endo LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor.........      5.00%        04/29/24         22,260,609
      16,419,185  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     3 Mo. LIBOR + 4.75%, 0.75% Floor (c).........................      5.50%        09/24/24         15,113,860
       4,260,386  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 6 Mo. LIBOR + 5.00%, 0.75% Floor (c)...................      5.75%        02/24/25          3,916,914
      11,665,117  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.90%        09/27/24         11,173,549
      24,366,218  Pharmaceutical Product Development, Inc. (PPDI/Jaguar), 2018
                     Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor..................      3.50%        08/18/22         24,163,978
                                                                                                                 ---------------
                                                                                                                     111,081,219
                                                                                                                 ---------------
                  PUBLISHING -- 0.1%
       1,746,041  Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      5.25%        01/31/25          1,705,306
                                                                                                                 ---------------


Page 12                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  RESEARCH & CONSULTING SERVICES -- 0.4%
$      3,313,046  Clarivate Analytics PLC (Camelot), Amendment No. 2
                     Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor......      4.00%        10/31/26    $     3,273,025
       1,397,727  Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR
                     + 3.00%, 0.00% Floor.........................................      3.15%        10/31/26          1,358,702
         577,903  Nielsen Finance LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR
                     + 3.75%, 1.00% Floor.........................................      4.75%        06/30/25            575,591
                                                                                                                 ---------------
                                                                                                                       5,207,318
                                                                                                                 ---------------
                  RESTAURANTS -- 1.3%
           4,043  1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka
                     Burger King/Tim Horton's), Term Loan B-4, 1 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      3.65%        11/14/26              3,873
          44,861  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 3 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................      3.75%        02/05/25             42,568
      17,450,961  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 6 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................      3.75%        02/05/25         16,559,043
                                                                                                                 ---------------
                                                                                                                      16,605,484
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.1%
       1,230,679  Garda World Security Corp., Term Loan B, 1 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................      4.90%        10/30/26          1,223,910
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 2.9%
      10,339,697  Asurion LLC, Replacement B-2 Term Loan (Second Lien), 1 Mo.
                     LIBOR + 6.50%, 0.00% Floor...................................      6.65%        08/04/25         10,339,697
      22,030,339  Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      3.15%        11/03/23         21,603,611
       4,476,129  Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      3.15%        11/03/24          4,387,412
                                                                                                                 ---------------
                                                                                                                      36,330,720
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 4.8%
      20,838,920  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.25%        09/19/24         20,713,470
       2,331,175  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 7.00%, 1.00% Floor.........................................      8.00%        09/19/25          2,342,831
      13,381,953  BMC Software Finance, Inc. (Boxer Parent), Initial Dollar Term
                     Loan, 1 Mo. LIBOR + 4.25%, 0.00% Floor.......................      4.40%        10/02/25         12,985,312
       3,920,027  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor.....................      4.50%        06/13/24          3,693,528
          30,541  Riverbed Technology, Inc., Term Loan B, 2 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22             27,213
      11,514,020  Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22         10,259,453
      10,535,101  Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.75%        03/05/27         10,190,076
         997,468  SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.40%        03/15/26            964,432
                                                                                                                 ---------------
                                                                                                                      61,176,315
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...................................................     1,131,175,305
                  (Cost $1,179,314,398)                                                                          ---------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 7.3%

                  BROADCASTING -- 2.7%
$      8,978,000  Cumulus Media New Holdings, Inc. (f)............................      6.75%        07/01/26    $     8,364,937
       8,201,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (f).......      5.38%        08/15/26          4,807,836
       2,848,000  E.W. Scripps (The) Co. (f)......................................      5.13%        05/15/25          2,721,620
       2,148,000  Gray Television, Inc. (f).......................................      5.88%        07/15/26          2,239,752
      10,000,000  Sinclair Television Group, Inc. (f).............................      5.63%        08/01/24          9,998,493
       6,618,000  Univision Communications (f)....................................      5.13%        02/15/25          6,514,594
                                                                                                                 ---------------
                                                                                                                      34,647,232
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.1%
       1,621,000  CSC Holdings LLC (f)............................................      5.50%        05/15/26          1,688,677
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.3%
       4,202,000  Caesars Entertainment, Inc. (f).................................      6.25%        07/01/25          4,309,668
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.2%
       4,900,000  Peabody Energy Corp. (f)........................................      6.00%        03/31/22          2,250,937
       2,947,000  Peabody Energy Corp. (f)........................................      6.38%        03/31/25            913,570
                                                                                                                 ---------------
                                                                                                                       3,164,507
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.2%
       2,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (f)...........................................      3.50%        02/15/23          2,033,798
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 1.9%
       3,478,000  Acadia Healthcare Co., Inc......................................      5.63%        02/15/23          3,499,737
       2,000,000  HCA, Inc........................................................      5.88%        05/01/23          2,177,910
       6,130,000  Tenet Healthcare Corp. (f)......................................      4.63%        09/01/24          6,281,411
         845,000  Tenet Healthcare Corp...........................................      5.13%        05/01/25            837,353
       8,764,000  Tenet Healthcare Corp. (f)......................................      4.88%        01/01/26          8,901,337
       3,008,000  Tenet Healthcare Corp. (f)......................................      5.13%        11/01/27          3,104,858
                                                                                                                 ---------------
                                                                                                                      24,802,606
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.1%
         869,000  Global Medical Response, Inc. (f)...............................      6.50%        10/01/25            859,224
       1,023,000  MEDNAX, Inc. (f)................................................      5.25%        12/01/23          1,032,590
                                                                                                                 ---------------
                                                                                                                       1,891,814
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 0.6%
       7,000,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (f)................................................      4.25%        10/15/27          6,960,625
         893,000  HUB International Ltd. (f)......................................      7.00%        05/01/26            916,222
                                                                                                                 ---------------
                                                                                                                       7,876,847
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.2%
       1,430,000  Frontier Communications Corp. (c) (f)...........................      5.88%        10/15/27          1,469,182
         469,000  Windstream Escrow LLC / Windstream Escrow Finance
                     Corp. (f)....................................................      7.75%        08/15/28            453,757
                                                                                                                 ---------------
                                                                                                                       1,922,939
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.4%
       8,311,000  AMC Entertainment Holdings, Inc. (f)............................      0.50%        04/15/25          4,498,329
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.0%
         250,000  KB Home.........................................................      7.00%        12/15/21            260,469
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.4%
       4,616,000  Dell International LLC / EMC Corp. (f)..........................      5.88%        06/15/21          4,632,895
                                                                                                                 ---------------


Page 14                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  TRADING COMPANIES & DISTRIBUTORS -- 0.0%
$        250,000  United Rentals North America, Inc...............................      5.88%        09/15/26    $       263,373
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
       2,000,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23          2,002,500
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................       93,995,654
                  (Cost $98,996,799)                                                                             ---------------

FOREIGN CORPORATE BONDS AND NOTES -- 0.4%
                  PHARMACEUTICALS -- 0.4%
         305,000  Bausch Health Cos., Inc. (f)....................................      5.88%        05/15/23            304,475
       4,366,000  Bausch Health Cos., Inc. (f)....................................      6.13%        04/15/25          4,487,157
         250,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (c) (f) (g)..............................................      5.63%        10/15/23             81,250
                                                                                                                 ---------------
                                                                                                                       4,872,882
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.0%
         250,000  Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II,
                     Inc. (f).....................................................      5.88%        04/15/23            265,309
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................        5,138,191
                  (Cost $5,271,174)                                                                              ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 0.2%

                  PHARMACEUTICALS -- 0.2%
         249,316  Akorn, Inc. (h) (i)..........................................................................        2,804,805
                  (Cost $2,858,880)                                                                              ---------------

RIGHTS -- 0.0%
                  ELECTRIC UTILITIES -- 0.0%
           4,887  Vistra Energy Corp. (h) (i)..................................................................            5,459
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust (h) (i) (j) (k)...........................                0
               1  New Millennium Holdco, Inc., Corporate Claim Trust (h) (i) (j) (k)...........................                0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            5,459
                  (Cost $8,491)                                                                                  ---------------

MONEY MARKET FUNDS -- 4.9%
      62,181,641  Morgan Stanley Institutional Liquidity Funds - Treasury
                     Portfolio - Institutional Class - 0.01% (l)...............................................       62,181,641
                  (Cost $62,181,641)                                                                             ---------------

                  TOTAL INVESTMENTS -- 101.4%..................................................................    1,295,301,055
                  (Cost $1,348,631,383) (m)
                  NET OTHER ASSETS AND LIABILITIES -- (1.4)%...................................................      (18,336,754)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,276,964,301
                                                                                                                 ===============


-----------------------------

(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

                        See Notes to Financial Statements                Page 15


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This issuer has filed for protection in bankruptcy court.

(d)   The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the Payment-In-Kind ("PIK") Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50%
      payable in cash and 7.00% payable as PIK interest. The first interest payment is scheduled for January 4, 2021.

(e)   On October 1, 2020, Akorn Holding Company LLC completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a portion of a new exit term loan and a share of the newly issued common equity shares in the re-organized company.

(f)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the
      "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $90,092,503 or 7.1% of net assets.

(g)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(i)  Non-income producing security.

(j)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(k)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At October 31, 2020, securities noted as such are valued at $0 or
      0.0% of net assets.

(l)   Rate shown reflects yield as of October 31, 2020.

(m)   Aggregate cost for federal income tax purposes is $1,349,340,118. As of
      October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $3,640,327 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $57,679,390. The net unrealized depreciation was $54,039,063.

LIBOR - London Interbank Offered Rate

Page 16                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        10/31/2020         PRICES           INPUTS           INPUTS
                                                      --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests*..............    $1,131,175,305   $           --   $1,131,175,305   $           --
Corporate Bonds and Notes*........................        93,995,654               --       93,995,654               --
Foreign Corporate Bonds and Notes*................         5,138,191               --        5,138,191               --
Common Stocks*....................................         2,804,805               --        2,804,805               --
Rights:
   Electric Utilities.............................             5,459               --            5,459               --
   Life Science Tools & Services..................                --**             --               --               --**
Money Market Funds................................        62,181,641       62,181,641               --               --
                                                      --------------   --------------   --------------   --------------
Total Investments.................................    $1,295,301,055   $   62,181,641   $1,233,119,414   $           --**
                                                      ==============   ==============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 17


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2020


ASSETS:
Investments, at value.....................................................   $1,295,301,055
Receivables:
   Investment securities sold.............................................       36,500,196
   Interest...............................................................        3,047,447
   Dividends..............................................................              648
   Capital shares sold....................................................            9,180
                                                                             --------------
      Total Assets........................................................    1,334,858,526
                                                                             --------------
LIABILITIES:
Due to custodian..........................................................        1,893,460
Payables:
   Investment securities purchased........................................       45,880,635
   Capital shares purchased...............................................        9,179,441
   Investment advisory fees...............................................          939,653
Unrealized depreciation on unfunded loan commitments......................            1,036
                                                                             --------------
      Total Liabilities...................................................       57,894,225
                                                                             --------------
NET ASSETS................................................................   $1,276,964,301
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $1,404,687,564
Par value.................................................................          278,500
Accumulated distributable earnings (loss).................................     (128,001,763)
                                                                             --------------
NET ASSETS................................................................   $1,276,964,301
                                                                             ==============
NET ASSET VALUE, per share................................................   $        45.85
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................       27,850,002
                                                                             ==============
Investments, at cost......................................................   $1,348,631,383
                                                                             ==============


Page 18                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2020


INVESTMENT INCOME:
Interest..................................................................   $   65,060,375
Dividends - Unaffiliated..................................................          524,037
Dividends - Affiliated....................................................          215,267
                                                                             --------------
   Total investment income................................................       65,799,679
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................       12,483,139
                                                                             --------------
   Total expenses.........................................................       12,483,139
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       53,316,540
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated.............................................      (47,791,805)
   Investments - Affiliated...............................................           78,316
                                                                             --------------
Net realized gain (loss)..................................................      (47,713,489)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated.............................................      (24,555,624)
   Investments - Affiliated...............................................          (64,020)
   Unfunded loan commitments..............................................           (1,036)
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................      (24,620,680)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (72,334,169)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $  (19,017,629)
                                                                             ==============


                        See Notes to Financial Statements                Page 19


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               YEAR ENDED          YEAR ENDED
                                                                               10/31/2020          10/31/2019
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)..............................................   $   53,316,540      $   74,073,286
Net realized gain (loss)..................................................      (47,713,489)        (11,874,050)
Net change in unrealized appreciation (depreciation)......................      (24,620,680)        (16,779,812)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations...........      (19,017,629)         45,419,424
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (53,352,275)        (74,733,494)
Return of capital.........................................................         (984,628)           (385,786)
                                                                             --------------      --------------
Total distributions to shareholders.......................................      (54,336,903)        (75,119,280)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................      198,707,465         157,940,483
Cost of shares redeemed...................................................     (451,536,565)       (408,996,170)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................     (252,829,100)       (251,055,687)
                                                                             --------------      --------------
Total increase (decrease) in net assets...................................     (326,183,632)       (280,755,543)

NET ASSETS:
Beginning of period.......................................................    1,603,147,933       1,883,903,476
                                                                             --------------      --------------
End of period.............................................................   $1,276,964,301      $1,603,147,933
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       34,000,002          39,450,002
Shares sold...............................................................        4,200,000           3,300,000
Shares redeemed...........................................................      (10,350,000)         (8,750,000)
                                                                             --------------      --------------
Shares outstanding, end of period.........................................       27,850,002          34,000,002
                                                                             ==============      ==============


Page 20                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                   YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------------
                                                              2020           2019           2018           2017           2016
                                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..................     $    47.15     $    47.75     $    48.26     $    48.32     $    48.07
                                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................           1.67           2.13           1.87           1.68           1.80
Net realized and unrealized gain (loss)...............          (1.27)         (0.57)         (0.43)         (0.04)          0.27
                                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations......................           0.40           1.56           1.44           1.64           2.07
                                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................          (1.67)         (2.15)         (1.92)         (1.70)         (1.82)
Return of capital.....................................          (0.03)         (0.01)         (0.03)            --             --
                                                           ----------     ----------     ----------     ----------     ----------
Total distributions paid to shareholders..............          (1.70)         (2.16)         (1.95)         (1.70)         (1.82)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period........................     $    45.85     $    47.15     $    47.75     $    48.26     $    48.32
                                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)......................................           0.90%          3.37%          3.03%          3.43%          4.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................     $1,276,964     $1,603,148     $1,883,903     $1,341,599     $  594,277
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (b).....           0.85%          0.85%          0.85%          0.85%          0.85%
Ratio of net investment income (loss) to
   average net assets.................................           3.63%          4.50%          3.94%          3.53%          3.84%
Portfolio turnover rate (c)...........................             76%            44%            88%           110%            67%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), a diversified series of the Trust, which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC
("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation
Units, the shares are not redeemable securities of the Fund.

The Fund's primary investment objective is to provide high current income. The
Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S.
Leveraged Loan 100 Index and the Markit iBoxx USD Liquid Leveraged Loan Index by
investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans")(1). The S&P/LSTA
U.S. Leveraged Loan 100 Index (the "Primary Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S.
syndicated leveraged loan market. The Primary Index consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The
Markit iBoxx USD Liquid Leveraged Loan Index (the "Secondary Index") selects the
100 most liquid Senior Loans in the market. The Fund does not seek to track either the Primary or Secondary Index, but rather seeks to outperform each of the indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in
Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate. The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior
      Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities
                  (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of October 31, 2020.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of
Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. As of October 31, 2020, the Fund had the following unfunded loan commitment:


                                                                                                            UNREALIZED
                                                                  PRINCIPAL     COMMITMENT                 APPRECIATION
BORROWER                                                            VALUE         AMOUNT        VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Help at Home (HAH Group Holding Company, LLC), Term Loan         $    414,520  $    408,302  $    407,266  $     (1,036)


D. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at October 31, 2020, and for the fiscal year then ended are as follows:


                                                                                CHANGE IN
                                                                                UNREALIZED     REALIZED
                        SHARES AT      VALUE AT                                APPRECIATION      GAIN        VALUE AT     DIVIDEND
    SECURITY NAME       10/31/2020    10/31/2018    PURCHASES       SALES     (DEPRECIATION)    (LOSS)      10/31/2020     INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust Enhanced
   Short Maturity ETF            --  $ 32,058,015  $         --  $(32,072,311) $    (64,020) $     78,316  $         --  $   215,267
                                     ===============================================================================================


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended October
31, 2020 and 2019 was as follows:

Distributions paid from:                               2020            2019
Ordinary income.................................  $   53,352,275  $   74,733,494
Capital gains...................................              --              --
Return of capital...............................         984,628         385,786

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income................... $            --
Accumulated capital and other gain (loss).......     (73,961,664)
Net unrealized appreciation (depreciation)......     (54,040,099)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of October 31,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $73,961,664.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31,
2020, the adjustments for the Fund were as follows:

                               ACCUMULATED
            ACCUMULATED        NET REALIZED
           NET INVESTMENT      GAIN (LOSS)
           INCOME (LOSS)      ON INVESTMENTS     PAID-IN CAPITAL
           --------------     --------------     ---------------
           $       37,255     $      811,084     $      (848,339)

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

H. NEW ACCOUNTING PRONOUNCEMENT

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities," which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and the Valuation Committee are
paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,074,196,258 and $1,361,178,299, respectively.

For the fiscal year ended October 31, 2020, there were no in-kind transactions.

                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund
III and First Trust Series Fund have a $410 million Credit Agreement with The
Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders.
Prior to November 25, 2019, the commitment amount was $385 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the fiscal year ended October 31, 2020.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.


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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Senior Loan Fund (the "Fund"), a series of the First Trust Exchange-Traded
Fund IV, including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

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ADDITIONAL INFORMATION
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to the foreign shareholders during the Fund's fiscal year ended October 31, 2020 that were properly designated by the Fund as
"interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2020, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 31

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the First Trust Senior Loan Fund (the "Fund"). The
Board approved the continuation of the Agreement for a one-year period ending
June 30, 2021 at a meeting held on June 8, 2020. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on May
11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day.
The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Fund since the onset of the
COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Leveraged Finance Investment
Team is responsible for the day-to-day management of the Fund's investments. The
Board considered the background and experience of the members of the Leveraged
Finance Investment Team and noted the Board's prior meetings with members of the
Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its Leveraged Finance Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the
Advisor's services, the Advisor, in its written materials and at the May 11,
2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund
Complex. In light of the information presented and the considerations made, the
Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objectives, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.
Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the
Expense Group. With respect to the Expense Group, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that the Expense Group contained both actively-managed ETFs and open-end mutual funds, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund
Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2019 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the
Fund outperformed the Performance Universe median for the one-, three- and five-year periods ended December 31, 2019. The Board also noted that the Fund underperformed the benchmark index for the one , three- and five-year periods ended December 31, 2019.

                                                                         Page 33

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the
Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Senior Loan Fund (the "Fund"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2019, the amount of remuneration paid (or to be paid) by First Trust in respect of the Fund is $5,628,611. This figure is comprised of $714,579 paid (or to be paid) in fixed compensation and $4,914,032 paid (or to be paid) in variable compensation. There were a total of 22 beneficiaries of the remuneration described above. Those amounts include
$365,981 paid (or to be paid) to senior management of First Trust and $5,262,630 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust or the Fund (collectively,
"Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Fund.

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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, including the Fund, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule
22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, including the Fund, that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 35


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                                                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                               FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         OR APPOINTED                DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         189         None
(1951)                                              Limited Partner, Gundersen Real Estate
                               o Since Inception    Limited Partnership (June 1992 to
                                                    December 2016); Member, Sportsmed LLC
                                                    (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term    President, ADM Investors Services, Inc.          189         Director of ADM
(1957)                                              (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                 Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee       o Indefinite Term    President, Hibs Enterprises (Financial           189         Director of Trust
(1956)                                              and Management Consulting)                                   Company of
                               o Since Inception                                                                 Illinois

Niel B. Nielson, Trustee       o Indefinite Term    Senior Advisor (August 2018 to Present),         189         None
(1954)                                              Managing Director and Chief Operating
                               o Since Inception    Officer (January 2015 to August 2018),
                                                    Pelita Harapan Educational Foundation
                                                    (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term    Chief Executive Officer, First Trust             189         None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception    L.P., Chairman of the Board of Directors,
                                                    BondWave LLC (Software Development
                                                    Company) and Stonebridge Advisors LLC
                                                    (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 37


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019


                      This page intentionally left blank.


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Tactical High
Yield ETF (HYLS)

Annual Report
For the Year Ended
October 31, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                 ANNUAL REPORT
                                OCTOBER 31, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Tactical High Yield ETF (the "Fund"), which contains detailed information about the Fund for the twelve months ended October 31, 2020.

As I was collecting my thoughts for this annual roundup it occurred to me that my message this year should touch on the tone of the markets and the investing climate rather than belabor all the news and events that brought us to this juncture. We all know how tumultuous our lives have become over the past eight or so months. The phrase "shelter-at-home" says it all. I would rather talk about why I believe investors should be optimistic about where we could be headed.

Having said that, allow me to at least acknowledge the two elephants in the room: the coronavirus ("COVID-19") and the election. In the first 12 days of
November, we learned the following: that we likely have a new president-elect
(Joe Biden), though it may not be official for some time because it is being contested by President Donald Trump and some of his loyal backers in the
Republican Party citing voter fraud in certain states; that we still do not know which political party will have control of the Senate due to a couple of run-offs in Georgia to be held on January 5, 2021; and, that it looks as though we may be fortunate enough to have an FDA-approved COVID-19 vaccine by either the end of 2020 or the start of 2021, though that too is not yet official. It could be a game-changer in the COVID-19 battle. And, we may gain access to additional vaccines as well. The key to getting the economy back to running on all cylinders is to fully reopen, and a vaccine is "what the doctor ordered."

With respect to the tone of the markets and investment climate, to say that I am encouraged about what has transpired in 2020 would be an understatement. Despite the extraordinary challenges so far this year, the S&P 500(R) Index posted a total return of 2.77% over the first 10 months of 2020, this despite plunging
33.8% into bear market territory from February 19, 2020 through March 23, 2020, according to Bloomberg. As impressive as that feat is, the future looks even brighter. While Bloomberg's consensus earnings growth rate estimate for the S&P
500(R) Index for 2020 was -16.51%, as of November 13, 2020, its 2021 and 2022
estimates were 21.74% and 16.95%, respectively. That is a strong take on the prospects for a rebound in Corporate America over the next 24 months. One of the tailwinds that is providing a good deal of support to the economy and markets is the decision by the Federal Reserve (the "Fed") to keep interest rates artificially low for as long as need be to meet both its employment and inflation targets. By keeping rates lower for longer, the Fed is essentially inviting investors to assume more risk to generate higher returns. Brian
Wesbury, Chief Economist at First Trust, believes that the Fed could need until
2024 to accomplish its goals. That is a lot of runway for investors to reposition their portfolios, if needed, and a very generous, and perhaps unprecedented, amount of guidance from the Fed, in our opinion. Those investors with cash on the sidelines earning next to nothing have options if they choose to act.

We are encouraged about the prospects for the economy and the markets, but investors should be prepared to weather some volatility until the COVID-19 pandemic is better contained. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The primary investment objective of the First Trust Tactical High Yield ETF (the
"Fund") is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., or lower than "Baa3" by Moody's
Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. The Fund may invest no more than
15% in non-income producing securities including Distressed Securities (defined below) and common stocks. Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities." The
Fund may, under normal market conditions, invest up to 40% of its net assets
(including investment borrowings) in bank loans; however the Fund invests no more than 15% of its net assets (including investment borrowings) in junior loans, and all other bank loans in which the Fund invests are first lien senior secured floating rate bank loans. The Fund may invest in listed and over-the-counter derivatives to the extent permitted by the Nasdaq Stock Market
LLC. The Fund may not be appropriate for all investors.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                                            1 Year Ended   5 Years Ended   Inception (2/25/13)   5 Years Ended   Inception (2/25/13)
                                              10/31/20       10/31/20          to 10/31/20         10/31/20          to 10/31/20
FUND PERFORMANCE
NAV                                            2.92%           4.79%              4.84%             26.38%             43.78%
Market Price                                   3.18%           4.79%              4.87%             26.33%             44.10%

INDEX PERFORMANCE
ICE BofA US High Yield
   Constrained Index                           2.44%           6.11%              5.05%             34.59%             45.97%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Annual
Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of the shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                  INVESTMENTS(1)
-----------------------------------------------------------
Health Care Providers & Services              15.4%
Media                                         13.0
Software                                      12.7
Pharmaceuticals                                8.4
Insurance                                      7.5
Hotels, Restaurants & Leisure                  7.0
Diversified Telecommunication Services         4.4
Entertainment                                  3.5
Diversified Consumer Services                  2.5
Building Products                              2.2
Health Care Technology                         2.2
Containers & Packaging                         2.1
Diversified Financial Services                 1.7
Electric Utilities                             1.7
Professional Services                          1.6
Technology Hardware, Storage &
   Peripherals                                 1.5
Food Products                                  1.4
Specialty Retail                               1.2
Real Estate Management & Development           1.2
Automobiles                                    0.9
Food & Staples Retailing                       0.7
Aerospace & Defense                            0.7
Capital Markets                                0.7
Auto Components                                0.6
IT Services                                    0.6
Communications Equipment                       0.5
Commercial Services & Supplies                 0.5
Trading Companies & Distributors               0.5
Machinery                                      0.5
Industrial Conglomerates                       0.3
Airlines                                       0.3
Independent Power and Renewable
   Electricity Producers                       0.3
Wireless Telecommunication Services            0.2
Construction & Engineering                     0.2
Life Sciences Tools & Services                 0.2
Construction Materials                         0.2
Semiconductors & Semiconductor
   Equipment                                   0.2
Consumer Finance                               0.1
Household Durables                             0.1
Electronic Equipment, Instruments
   & Components                                0.1
Metals & Mining                                0.1
Road & Rail                                    0.1
Household Products                             0.1
Chemicals                                      0.1
Interactive Media & Services                   0.0*
Oil, Gas & Consumable Fuels                    0.0*
Electrical Equipment                           0.0*
Health Care Equipment & Supplies               0.0*
Personal Products                              0.0*
                                            --------
     Total                                   100.0%
                                            ========

* Amount is less than 0.1%.

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                     INVESTMENTS(1)
-----------------------------------------------------------
Corporate Bonds                               61.4%
Senior Floating-Rate Loan Interests           29.4
Foreign Corporate Bonds                        9.1
Common Stock                                   0.1
Rights                                         0.0*
                                            --------
     Total                                   100.0%
                                            ========

-----------------------------------------------------------
                                        % OF SENIOR LOANS
                                            AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)        DEBT SECURITIES(1)
-----------------------------------------------------------
BBB                                            0.4%
BBB-                                           1.3
BB+                                            3.9
BB                                             9.2
BB-                                            9.5
B+                                            16.8
B                                             27.0
B-                                            13.9
CCC+                                          11.7
CCC                                            2.5
CCC-                                           0.5
D                                              2.7
NR                                             0.6
                                            --------
     Total                                   100.0%
                                            ========

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP 10 ISSUERS                           INVESTMENTS(1)
-----------------------------------------------------------
Bausch Health Cos., Inc. (Valeant)             3.4%
Alliant Holdings I LLC                         2.6
HUB International Ltd.                         2.4
Asurion LLC                                    2.2
Endo LLC                                       2.1
Gray Television, Inc.                          2.0
AmWINS Group, Inc.                             1.9
Tenet Healthcare Corp.                         1.9
iHeartCommunications, Inc.                     1.8
Frontier Communications Corp.                  1.7
                                            --------
     Total                                    22.0%
                                            ========

(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by Standard & Poor's Rating Group, a division of the
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 FEBRUARY 25, 2013 - OCTOBER 31, 2020

            First Trust Tactical        ICE BofA US High
               High Yield ETF        Yield Constrained Index
2/25/13           $10,000                    $10,000
4/30/13            10,403                     10,308
10/31/13           10,676                     10,458
4/30/14            11,167                     10,956
10/31/14           11,285                     11,070
4/30/15            11,493                     11,238
10/31/15           11,376                     10,845
4/30/16            11,519                     11,089
10/31/16           11,933                     11,950
4/30/17            12,431                     12,602
10/31/17           12,744                     13,042
4/30/18            12,748                     13,012
10/31/18           12,948                     13,154
4/30/19            13,650                     13,885
10/31/19           13,970                     14,250
4/30/20            13,284                     13,153
10/31/20           14,378                     14,597


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 16 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of October 31, 2020, the First
Trust Leveraged Finance Team managed or supervised approximately $5.43 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including three closed-end funds, an open-end fund, three exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME AND SENIOR PORTFOLIO
   MANAGER
JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT, DEPUTY CREDIT OFFICER AND PORTFOLIO
   MANAGER
ORLANDO PURPURA, CFA, CMT - SENIOR VICE PRESIDENT, CHIEF CREDIT OFFICER
   AND PORTFOLIO MANAGER

                                   COMMENTARY

The First Trust Tactical High Yield ETF (the "Fund") is an actively managed exchanged-traded fund ("ETF"). The Fund's primary investment objective is to provide current income, with a secondary objective of capital appreciation.

MARKET RECAP

As we ended 2019, the Federal Reserve (the "Fed") had cut interest rates for the last time in October 2019 and in December indicated that no action would be likely in 2020 given the persistently low inflation environment. In January
2020, the United States and China signed "Phase One" of a trade agreement and
U.S. economic data remained strong. The combination of a patient Fed, improving
U.S.-China trade relations, and a robust domestic economy propelled the S&P
500(R) Index to new highs in late February 2020. Shortly after, as the coronavirus ("COVID-19") pandemic gripped the world's attention, the financial market implications from the onset of the resulting global economic shutdown became clear. Equities experienced their most rapid sell-off since the global financial crisis in 2008. By March 23, 2020 the S&P 500(R) Index was down nearly
-34% from its all-time high set on February 19, 2020. Policy makers then took unprecedented steps to stabilize the markets. Central Banks around the world cut interest rates and governments announced aggressive monetary stimulus packages.
Domestically, the CARES Act was passed and signed into law on March 27. The bill included a historic $2 trillion stimulus package aimed at sending financial aid to struggling U.S. citizens and businesses affected by COVID-19. The Fed also cut the target Fed Funds rate by 150 basis points ("bps") during the month of
March. As fears subsided, and optimism that the combination of a re-opening of the U.S. economy and aggressive fiscal and monetary stimulus would result in a quicker than expected recovery, markets surpassed pre-pandemic levels before a resurgence in COVID-19 infections tempered investor optimism at the end of the
12-month period ended October 31, 2020.

High-Yield Bond Market

High-yield bond spreads over U.S. Treasuries increased 119 bps to end the
12-month period ended October 31, 2020 at T+534 bps, which is well below the spread of T+1087 bps experienced on March 23, 2020 during the depths of the pandemic-induced market selloff. The spread is slightly inside the long-term average spread over U.S. Treasuries of T+566 bps (December 1997 - October 2020).
High-yield bond funds experienced robust inflows in the period as the Fed added high-yield bonds to its list of eligible asset classes for purchase under its
Secondary Market Corporate Credit Facility. This combined with investor appetite for yield drove strong demand.

Higher quality high-yield bonds (BB rated) outperformed lower quality high-yield bonds (B rated or below) in the period, which was a continuation of the trend from the prior year period. High-yield bond issues rated BB returned 4.60%, outperforming the 0.77% return of B rated issues and outperforming the -2.73%
return of issues rated CCC in the period. The average price of high-yield bonds in the market at the beginning of the period was $99.09. The price dropped to
$78.60 on March 23, 2020 and subsequently recovered to end the period with an average price of $99.29.

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

Senior Loan Market

Senior loan spreads over 3-month London Interbank Offered Rate ("LIBOR")
increased 70 bps during the 12-month period ended October 31, 2020 to L+585 bps.
This is above the long-term average spread of L+518 (December 1997 - October
2020). Retail senior loan funds have experienced 25 consecutive monthly outflows with demand impacted by the dramatic decrease of the 3-month LIBOR rate during the same period.

Single-B rated senior loans outperformed both higher and lower quality senior loans during the period, returning 3.13% while BB rated issues returned -0.60%.
Single Bs also outperformed CCC rated issues which returned -1.41% during the same period. The average price of senior loans in the market decreased from
$95.42 in the beginning of the period to $93.17 at the end of the period.

Default Rates

During the 12-month period ended October 31, 2020, default rates increased within the ICE BofA US High Yield Constrained Index and the S&P/LSTA Leveraged
Loan Index. The last twelve months ("LTM") default rate within the high-yield bond market ended the period at 6.34% compared to the 2.54% default rate at the beginning of the period. The senior loan market default rate ended the period at
4.11% compared to the 1.43% rate at the beginning of the period. The default rates in both the high-yield bond market and the senior loan market are above the long-term average default rates of 3.17% and 2.90%, respectively. Looking forward, we anticipate high yield and senior loan market default rates to remain above the long-term averages through 2021, but anticipate a decline in the default rate as the economy recovers and the introduction of a vaccine bring a recovery to the industries most impacted by COVID-19.

FUND PERFORMANCE

The Fund returned 2.92% on a net asset value ("NAV") basis and 3.18% on a market price basis over the LTM period ended October 31, 2020. The ICE BofA US High
Yield Constrained Index ("the Index") returned 2.44% over the same time period.

The Fund held 410 individual positions diversified across 49 industries at the end of the reporting period. Health Care Providers & Services (15.50%), Media
(12.95%), and Software (12.69%) were the Fund's largest three industry exposures at the end of the period. By comparison, the Fund held 277 individual position across 40 industries as of October 31, 2019. The Fund's duration as of October
31, 2020 was 2.59 years. The Fund strategically deployed leverage over the LTM period, which was a tailwind to performance as risk asset prices generated positive returns during the period. The Fund's long position was 116.56% as of
October 31, 2020.

During the LTM period the Fund's performance significantly benefitted from its de minimis position in the energy industry. Energy was the worst performing industry in the Index during the period. The average weight of the energy industry in the Index during the LTM period was 12.28%, while the Fund held a modest 0.64% allocation. The significant underweight during a period of declining energy prices was significantly accretive to relative returns. In addition, the Fund benefited from its overweight position and asset selection in the healthcare industry and an overweight exposure to the technology &
electronics industry. Within the healthcare industry the Fund's overweight position in a healthcare cost management solutions company, a managed services provider, and a drug manufacturer all outperformed the broader healthcare industry. The healthcare industry is expected to benefit from a divided government, which we believe will result in no major healthcare legislation or significant changes to the regulatory environment. Moreover, we anticipate a continued recovery in healthcare volumes as the economy recovers from COVID-19.
Finally, the technology & electronics industry was the third-best performing industry in the Index during the LTM period and an overweight position benefitted the Fund. The average weight to the industry in the Index during the
LTM period was 4.98%, while the Fund had a 14.59% allocation.

Modestly offsetting these contributors were the Fund's overweight position and asset selection within the leisure industry and underweight position and asset selection within the basic industry and the automotive industry. The primary driver of the leisure industry underperformance was the Fund's overweight exposure to movie theaters. Movie theaters continue to face headwinds as new movie releases have been pushed further out on the calendar as the industry awaits a COVID-19 vaccine.

The Fund's most recent monthly distribution of $0.204 per share is $0.009 per share higher than the monthly distribution paid in October 2019. At the end of the period, the effective yield based on the distributions for the trailing twelve months was 5.09% based on NAV and 5.07% based on market price.


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

The Fund experienced two defaults during the LTM period compared to 54 defaults within the JP Morgan High-Yield Bond Universe during the LTM period. Since inception, the Fund has experienced nine defaults, which compares to 237 within the JP Morgan High-Yield Bond Universe during the same period. The Fund's LTM default rate was 1.93% at month-end. The JP Morgan High-Yield Bond Universe default rate was 6.34%.

MARKET AND FUND OUTLOOK

We believe high yield bonds are supported by spreads that remain in line with the long-term average, opportunistic pockets of value across ratings and industries, a low interest rate environment and an improving U.S. economy.
Moreover, while the default rate has increased during the period, we believe individual credits that came into the 2020 recession with too much leverage and sectors most impacted by COVID-19 will face a higher likelihood of defaults including, but not limited to Energy, Travel, Leisure and Retail, in no particular order. However, generally, businesses that haven't been impacted by
COVID-19 continue to perform well, in our opinion.

We remain confident that improving economic conditions, unprecedented support from the Fed, and the potential for additional stimulus will provide a backdrop for continued recovery in high-yield bonds, in our view. As we evaluate new investment opportunities, decisions will continue to be rooted in our rigorous bottom-up credit analysis and our focus will remain on identifying the opportunities that we believe offer the best risk and reward balance.

                                                                          Page 7


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                   ANNUALIZED
                                                                                  EXPENSE RATIO
                                             BEGINNING            ENDING          BASED ON THE        EXPENSES PAID
                                           ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH          DURING THE
                                            MAY 1, 2020      OCTOBER 31, 2020        PERIOD         SIX-MONTH PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                       $1,000.00          $1,082.40             1.01%                $5.29
Hypothetical (5% return before expenses)     $1,000.00          $1,020.06             1.01%                $5.13


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2020 through October 31, 2020), multiplied by 184/366 (to reflect the six-month period).


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS -- 71.5%

                  AEROSPACE & DEFENSE -- 0.8%
$        342,000  Booz Allen Hamilton, Inc. (a)...................................      3.88%        09/01/28    $       347,771
       7,802,000  Science Applications International Corp. (a)....................      4.88%        04/01/28          8,186,483
       1,333,000  Spirit AeroSystems, Inc. (a)....................................      5.50%        01/15/25          1,357,994
       3,000,000  Spirit AeroSystems, Inc. (a)....................................      7.50%        04/15/25          3,028,110
       1,500,000  TransDigm, Inc. (a).............................................      8.00%        12/15/25          1,625,700
       1,000,000  TransDigm, Inc. (a).............................................      6.25%        03/15/26          1,043,745
                                                                                                                 ---------------
                                                                                                                      15,589,803
                                                                                                                 ---------------
                  AGRICULTURAL PRODUCTS -- 0.0%
         500,000  Lamb Weston Holdings, Inc. (a)..................................      4.88%        05/15/28            542,685
                                                                                                                 ---------------
                  AIRLINES -- 0.3%
       5,469,000  Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
                     Assets Ltd. (a)..............................................      6.50%        06/20/27          5,704,851
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.5%
         777,000  Level 3 Financing, Inc..........................................      5.38%        05/01/25            800,594
       2,000,000  Level 3 Financing, Inc..........................................      5.25%        03/15/26          2,067,300
       3,000,000  Level 3 Financing, Inc. (a).....................................      4.63%        09/15/27          3,065,385
       2,000,000  Level 3 Financing, Inc. (a).....................................      4.25%        07/01/28          2,012,000
       2,000,000  Level 3 Financing, Inc. (a).....................................      3.63%        01/15/29          1,938,750
                                                                                                                 ---------------
                                                                                                                       9,884,029
                                                                                                                 ---------------
                  APPAREL RETAIL -- 0.7%
       3,040,000  Burlington Coat Factory Warehouse Corp. (a).....................      6.25%        04/15/25          3,190,100
       1,000,000  Nordstrom, Inc. (a).............................................      8.75%        05/15/25          1,095,685
      11,149,000  Nordstrom, Inc..................................................      4.00%        03/15/27          9,352,054
                                                                                                                 ---------------
                                                                                                                      13,637,839
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 2.8%
       1,276,000  BY Crown Parent LLC / BY Bond Finance, Inc. (a).................      6.25%        05/01/25          1,100,699
       4,910,000  Expedia Group, Inc. (a).........................................      7.00%        05/01/25          5,261,540
       6,486,000  Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)...........      5.25%        12/01/27          6,806,246
       7,689,000  j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc. (a)...........      6.00%        07/15/25          8,062,685
      12,000,000  J2 Global, Inc. (a) (b).........................................      4.63%        10/15/30         12,146,700
       4,411,000  LogMeIn, Inc. (a)...............................................      5.50%        09/01/27          4,477,165
       5,685,000  Open Text Holdings, Inc. (a)....................................      4.13%        02/15/30          5,908,648
       9,877,000  Solera LLC / Solera Finance, Inc. (a)...........................     10.50%        03/01/24         10,267,339
                                                                                                                 ---------------
                                                                                                                      55,324,567
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.3%
       4,855,000  Gates Global LLC / Gates Corp. (a)..............................      6.25%        01/15/26          5,033,033
                                                                                                                 ---------------
                  AUTOMOBILE MANUFACTURERS -- 1.0%
       3,000,000  Ford Motor Co...................................................      8.50%        04/21/23          3,316,035
       2,665,000  Ford Motor Co...................................................      9.00%        04/22/25          3,143,847
       7,957,000  Ford Motor Co...................................................      9.63%        04/22/30         10,695,044
       2,000,000  Ford Motor Credit Co. LLC.......................................      3.66%        09/08/24          1,986,450
         500,000  Ford Motor Credit Co. LLC.......................................      5.13%        06/16/25            521,770
         667,000  Penske Automotive Group, Inc....................................      3.50%        09/01/25            669,501
                                                                                                                 ---------------
                                                                                                                      20,332,647
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.7%
         167,000  Group 1 Automotive, Inc. (a)....................................      4.00%      08/15/28              167,417
       4,926,000  IAA, Inc. (a)...................................................      5.50%      06/15/27            5,187,694
       7,350,000  KAR Auction Services, Inc. (a)..................................      5.13%      06/01/25            7,414,312


                        See Notes to Financial Statements                 Page 9


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  AUTOMOTIVE RETAIL (CONTINUED)
$      1,351,000  Lithia Motors, Inc. (a).........................................      4.38%        01/15/31    $     1,397,441
                                                                                                                 ---------------
                                                                                                                      14,166,864
                                                                                                                 ---------------
                  BROADCASTING -- 10.6%
      12,265,000  Cumulus Media New Holdings, Inc. (a)............................      6.75%        07/01/26         11,427,485
       5,719,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (a).......      5.38%        08/15/26          3,352,764
      18,673,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (a).......      6.63%        08/15/27          7,476,669
      10,289,000  EW Scripps (The) Co. (a) (b)....................................      5.13%        05/15/25          9,832,426
      28,294,000  Gray Television, Inc. (a) (b)...................................      5.88%        07/15/26         29,502,578
      11,199,000  Gray Television, Inc. (a).......................................      7.00%        05/15/27         12,094,920
       4,800,000  Gray Television, Inc. (a).......................................      4.75%        10/15/30          4,740,000
      11,000,000  iHeartCommunications, Inc.......................................      8.38%        05/01/27         10,692,275
      14,475,000  iHeartCommunications, Inc. (a) (b)..............................      5.25%        08/15/27         14,312,156
       1,000,000  iHeartCommunications, Inc. (a)..................................      4.75%        01/15/28            956,690
      16,568,000  Nexstar Broadcasting, Inc. (a) (b)..............................      5.63%        07/15/27         17,298,069
       9,396,000  Nexstar Broadcasting, Inc. (a)..................................      4.75%        11/01/28          9,518,383
       8,355,000  Scripps Escrow, Inc. (a) (b)....................................      5.88%        07/15/27          8,135,681
      19,421,000  Sinclair Television Group, Inc. (a) (b).........................      5.63%        08/01/24         19,418,073
      10,599,000  Sinclair Television Group, Inc. (a) (b).........................      5.88%        03/15/26         10,469,056
       2,394,000  Sinclair Television Group, Inc. (a).............................      5.13%        02/15/27          2,256,345
       3,000,000  Sirius XM Radio, Inc. (a).......................................      4.63%        07/15/24          3,097,350
       2,000,000  Sirius XM Radio, Inc. (a).......................................      4.13%        07/01/30          2,058,520
         337,000  TEGNA, Inc. (a).................................................      4.75%        03/15/26            346,689
       8,700,000  TEGNA, Inc. (a).................................................      4.63%        03/15/28          8,600,646
      11,500,000  TEGNA, Inc......................................................      5.00%        09/15/29         11,654,560
       3,000,000  Univision Communications, Inc. (a)..............................      5.13%        02/15/25          2,953,125
       8,782,000  Univision Communications, Inc. (a)..............................      6.63%        06/01/27          8,897,264
                                                                                                                 ---------------
                                                                                                                     209,091,724
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.3%
       2,000,000  American Builders & Contractors Supply Co., Inc. (a)............      5.88%        05/15/26          2,078,750
       1,000,000  American Builders & Contractors Supply Co., Inc. (a)............      4.00%        01/15/28          1,016,690
       1,392,000  Standard Industries, Inc. (a)...................................      5.00%        02/15/27          1,438,110
         350,000  Standard Industries, Inc. (a)...................................      4.38%        07/15/30            361,037
       1,000,000  Standard Industries, Inc. (a)...................................      3.38%        01/15/31            974,584
                                                                                                                 ---------------
                                                                                                                       5,869,171
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 3.1%
       7,076,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a) (b)...........      5.75%        02/15/26          7,344,251
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.50%        05/01/26          2,082,810
       2,828,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.13%        05/01/27          2,973,176
         500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.38%        06/01/29            541,820
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.75%        03/01/30          2,106,200
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.25%        02/01/31          2,052,080
       1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.50%        05/01/32          1,035,000
       4,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.00%        02/01/28          4,206,000
       9,183,000  CSC Holdings LLC (a) (b)........................................      5.50%        05/15/26          9,566,390
         819,000  CSC Holdings LLC (a)............................................      5.50%        04/15/27            863,840
       1,800,000  CSC Holdings LLC (a)............................................      5.38%        02/01/28          1,917,000
       5,800,000  CSC Holdings LLC (a)............................................      7.50%        04/01/28          6,358,250
      15,200,000  CSC Holdings LLC (a) (b)........................................      5.75%        01/15/30         16,268,560
       4,167,000  CSC Holdings LLC (a)............................................      4.63%        12/01/30          4,172,688
                                                                                                                 ---------------
                                                                                                                      61,488,065
                                                                                                                 ---------------


Page 10                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  CASINOS & GAMING -- 4.1%
$        890,000  Boyd Gaming Corp. (a)...........................................      8.63%        06/01/25    $       975,395
       4,718,000  Boyd Gaming Corp................................................      6.38%        04/01/26          4,901,860
       3,850,000  Boyd Gaming Corp................................................      6.00%        08/15/26          3,958,762
         500,000  Boyd Gaming Corp................................................      4.75%        12/01/27            487,285
      12,576,000  Caesars Entertainment, Inc. (a) (b).............................      6.25%        07/01/25         12,898,236
      15,500,000  Caesars Entertainment, Inc. (a) (b).............................      8.13%        07/01/27         16,197,500
       5,000,000  Caesars Resort Collection LLC / CRC Finco, Inc. (a).............      5.25%        10/15/25          4,755,075
       7,430,000  Golden Nugget, Inc. (a).........................................      6.75%        10/15/24          6,300,789
       8,350,000  MGM Resorts International (b)...................................      7.75%        03/15/22          8,785,870
       5,100,000  MGM Resorts International (b)...................................      6.00%        03/15/23          5,297,625
       4,229,000  MGM Resorts International.......................................      6.75%        05/01/25          4,455,146
       1,000,000  MGM Resorts International.......................................      5.75%        06/15/25          1,040,950
       1,250,000  Scientific Games International, Inc. (a)........................      8.63%        07/01/25          1,301,163
       5,386,000  Station Casinos LLC (a).........................................      5.00%        10/01/25          5,369,169
       3,616,000  Station Casinos LLC (a).........................................      4.50%        02/15/28          3,432,940
                                                                                                                 ---------------
                                                                                                                      80,157,765
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.0%
         483,000  Peabody Energy Corp. (a)........................................      6.00%        03/31/22            221,878
         967,000  Peabody Energy Corp. (a)........................................      6.38%        03/31/25            299,770
                                                                                                                 ---------------
                                                                                                                         521,648
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.6%
       8,655,000  CommScope Technologies LLC (a)..................................      6.00%        06/15/25          8,592,078
       3,679,000  CommScope Technologies LLC (a)..................................      5.00%        03/15/27          3,439,939
                                                                                                                 ---------------
                                                                                                                      12,032,017
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.2%
       4,039,000  Pike Corp. (a)..................................................      5.50%        09/01/28          4,140,823
                                                                                                                 ---------------
                  CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.3%
       5,565,000  Clark Equipment Co. (a).........................................      5.88%        06/01/25          5,804,991
                                                                                                                 ---------------
                  CONSTRUCTION MATERIALS -- 0.2%
       3,623,000  Summit Materials LLC / Summit Materials Finance Corp. (a).......      5.25%        01/15/29          3,736,219
                                                                                                                 ---------------
                  CONSUMER FINANCE -- 0.2%
         486,000  Black Knight InfoServ LLC (a)...................................      3.63%        09/01/28            492,682
       3,000,000  FirstCash, Inc. (a).............................................      4.63%        09/01/28          3,050,625
                                                                                                                 ---------------
                                                                                                                       3,543,307
                                                                                                                 ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
       1,084,000  Cardtronics, Inc. / Cardtronics USA, Inc. (a)...................      5.50%        05/01/25          1,097,436
                                                                                                                 ---------------
                  DIVERSIFIED METALS & MINING -- 0.1%
       2,500,000  Freeport-McMoRan, Inc...........................................      5.00%        09/01/27          2,609,300
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
       1,000,000  Meritage Homes Corp.............................................      7.00%        04/01/22          1,067,265
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 1.7%
       2,500,000  Pacific Gas and Electric Co.....................................      4.55%        07/01/30          2,699,227
       9,000,000  PG&E Corp.......................................................      5.00%        07/01/28          9,034,650
      12,250,000  PG&E Corp. (b)..................................................      5.25%        07/01/30         12,265,312
       5,000,000  Vistra Operations Co. LLC (a)...................................      5.63%        02/15/27          5,219,800
       3,189,000  Vistra Operations Co. LLC (a)...................................      5.00%        07/31/27          3,335,694
                                                                                                                 ---------------
                                                                                                                      32,554,683
                                                                                                                 ---------------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.0%
         667,000  Sensata Technologies, Inc. (a)..................................      3.75%        02/15/31            661,164
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
$        250,000  Scotts Miracle-Gro (The) Co.....................................      4.50%        10/15/29    $       266,414
                                                                                                                 ---------------
                  FINANCIAL EXCHANGES & DATA -- 0.0%
         750,000  MSCI, Inc. (a)..................................................      4.00%        11/15/29            784,012
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.4%
       4,837,000  US Foods, Inc. (a)..............................................      5.88%        06/15/24          4,827,931
       3,488,000  US Foods, Inc. (a)..............................................      6.25%        04/15/25          3,649,616
                                                                                                                 ---------------
                                                                                                                       8,477,547
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.4%
       1,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (a)...........................................      7.50%        03/15/26          1,109,875
       3,700,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (a)...........................................      4.63%        01/15/27          3,819,140
       3,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (a)...........................................      5.88%        02/15/28          3,177,570
                                                                                                                 ---------------
                                                                                                                       8,106,585
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.0%
         250,000  Hill-Rom Holdings, Inc. (a).....................................      4.38%        09/15/27            259,062
         300,000  Teleflex, Inc. (a)..............................................      4.25%        06/01/28            313,875
                                                                                                                 ---------------
                                                                                                                         572,937
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 5.5%
      11,663,000  Acadia Healthcare Co., Inc......................................      5.63%        02/15/23         11,735,894
       2,318,000  Acadia Healthcare Co., Inc......................................      6.50%        03/01/24          2,378,604
       1,000,000  Acadia Healthcare Co., Inc. (a).................................      5.50%        07/01/28          1,041,875
         788,000  Acadia Healthcare Co., Inc. (a).................................      5.00%        04/15/29            813,846
       1,087,000  Encompass Health Corp...........................................      5.13%        03/15/23          1,099,115
       8,745,000  Encompass Health Corp. (b)......................................      5.75%        11/01/24          8,745,000
       2,284,000  Encompass Health Corp...........................................      5.75%        09/15/25          2,363,940
       1,300,000  Encompass Health Corp...........................................      4.50%        02/01/28          1,333,553
       6,080,000  Encompass Health Corp...........................................      4.75%        02/01/30          6,343,325
         500,000  Encompass Health Corp...........................................      4.63%        04/01/31            515,625
       2,000,000  HCA, Inc........................................................      5.88%        05/01/23          2,177,910
       6,530,000  HCA, Inc........................................................      5.88%        02/15/26          7,387,062
      16,229,000  Select Medical Corp. (a) (b)....................................      6.25%        08/15/26         17,146,588
       1,168,000  Tenet Healthcare Corp. (a)......................................      4.63%        09/01/24          1,196,850
       1,500,000  Tenet Healthcare Corp. (a)......................................      7.50%        04/01/25          1,617,937
       4,379,000  Tenet Healthcare Corp...........................................      5.13%        05/01/25          4,339,370
       7,492,000  Tenet Healthcare Corp. (a)......................................      4.88%        01/01/26          7,609,404
       6,281,000  Tenet Healthcare Corp. (a)......................................      5.13%        11/01/27          6,483,248
       2,327,000  Tenet Healthcare Corp. (a)......................................      4.63%        06/15/28          2,363,359
      19,531,000  Tenet Healthcare Corp. (a) (b)..................................      6.13%        10/01/28         18,981,691
       2,250,000  Universal Health Services, Inc. (a).............................      5.00%        06/01/26          2,342,385
                                                                                                                 ---------------
                                                                                                                     108,016,581
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 5.4%
      19,408,000  DaVita, Inc. (a)................................................      4.63%        06/01/30         19,752,880
       2,000,000  DaVita, Inc. (a)................................................      3.75%        02/15/31          1,926,250
      18,084,000  Global Medical Response, Inc. (a) (b)...........................      6.50%        10/01/25         17,880,555
      16,225,000  MEDNAX, Inc. (a) (b)............................................      5.25%        12/01/23         16,377,109
       8,821,000  MEDNAX, Inc. (a)................................................      6.25%        01/15/27          9,116,239
       1,951,000  Providence Service (The) Corp. (a)..............................      5.88%        11/15/25          1,988,801


Page 12                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$        100,000  Service Corp. International.....................................      3.38%        08/15/30    $       101,562
       6,462,000  US Renal Care, Inc. (a).........................................     10.63%        07/15/27          6,898,185
      18,034,000  Verscend Escrow Corp. (a) (b)...................................      9.75%        08/15/26         19,420,364
      11,867,000  Vizient, Inc. (a) (b)...........................................      6.25%        05/15/27         12,591,599
                                                                                                                 ---------------
                                                                                                                     106,053,544
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 1.6%
      31,493,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                     Inc. (a) (b).................................................      5.75%        03/01/25         31,518,824
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.3%
       1,100,000  Hilton Domestic Operating Co., Inc. (a).........................      5.38%        05/01/25          1,137,818
       1,100,000  Vail Resorts, Inc. (a)..........................................      6.25%        05/15/25          1,156,375
       3,000,000  Wyndham Hotels & Resorts, Inc. (a)..............................      5.38%        04/15/26          3,043,125
         711,000  Wyndham Hotels & Resorts, Inc. (a)..............................      4.38%        08/15/28            708,010
                                                                                                                 ---------------
                                                                                                                       6,045,328
                                                                                                                 ---------------
                  HOUSEHOLD PRODUCTS -- 0.1%
         200,000  Central Garden & Pet Co.........................................      4.13%        10/15/30            202,875
       1,350,000  Energizer Holdings, Inc. (a)....................................      4.38%        03/31/29          1,364,850
                                                                                                                 ---------------
                                                                                                                       1,567,725
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.8%
       3,000,000  Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a).....      5.75%        06/01/25          3,153,750
      11,478,000  Tempo Acquisition LLC / Tempo Acquisition Finance
                     Corp. (a) (b)................................................      6.75%        06/01/25         11,661,648
                                                                                                                 ---------------
                                                                                                                      14,815,398
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
       5,000,000  Calpine Corp. (a)...............................................      5.13%        03/15/28          5,162,600
         667,000  Calpine Corp. (a)...............................................      4.63%        02/01/29            674,477
         167,000  Calpine Corp. (a)...............................................      5.00%        02/01/31            170,749
                                                                                                                 ---------------
                                                                                                                       6,007,826
                                                                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES -- 0.4%
       2,500,000  Hillenbrand, Inc................................................      5.75%        06/15/25          2,673,437
       4,225,000  RBS Global, Inc. / Rexnord LLC (a)..............................      4.88%        12/15/25          4,320,950
                                                                                                                 ---------------
                                                                                                                       6,994,387
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.2%
       4,667,000  Vertical US Newco, Inc. (a).....................................      5.25%        07/15/27          4,812,027
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 5.2%
      32,532,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (a) (b)............................................      6.75%        10/15/27         34,213,579
      30,686,000  AmWINS Group, Inc. (a) (b)......................................      7.75%        07/01/26         32,866,547
       6,188,000  AssuredPartners, Inc. (a).......................................      7.00%        08/15/25          6,377,446
      27,438,000  HUB International Ltd. (a) (b)..................................      7.00%        05/01/26         28,151,525
                                                                                                                 ---------------
                                                                                                                     101,609,097
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 2.7%
       5,320,000  CenturyLink, Inc................................................      5.80%        03/15/22          5,542,775
      21,071,000  Frontier Communications Corp. (a) (d)...........................      8.50%        04/01/26         21,223,765
       1,930,000  Frontier Communications Corp. (a) (d)...........................      5.88%        10/15/27          1,982,882
         732,000  Windstream Escrow LLC / Windstream Escrow Finance
                     Corp. (a)....................................................      7.75%        08/15/28            708,210
       2,500,000  Zayo Group Holdings, Inc. (a)...................................      4.00%        03/01/27          2,457,000


                        See Notes to Financial Statements                Page 13


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
$     21,009,000  Zayo Group Holdings, Inc. (a) (b)...............................      6.13%        03/01/28    $    21,228,964
                                                                                                                 ---------------
                                                                                                                      53,143,596
                                                                                                                 ---------------
                  INTERACTIVE MEDIA & SERVICES -- 0.1%
         684,000  ANGI Group LLC (a)..............................................      3.88%        08/15/28            677,587
         500,000  Match Group Holdings II LLC (a).................................      4.63%        06/01/28            518,613
                                                                                                                 ---------------
                                                                                                                       1,196,200
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.7%
      14,050,000  LPL Holdings, Inc. (a) (b)......................................      5.75%        09/15/25         14,581,792
                                                                                                                 ---------------
                  IT CONSULTING & OTHER SERVICES -- 0.6%
       6,261,000  CDK Global, Inc.................................................      4.88%        06/01/27          6,500,170
       4,448,000  CDK Global, Inc. (a)............................................      5.25%        05/15/29          4,775,551
         250,000  Gartner, Inc. (a)...............................................      4.50%        07/01/28            261,302
         250,000  Gartner, Inc. (a)...............................................      3.75%        10/01/30            255,963
                                                                                                                 ---------------
                                                                                                                      11,792,986
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 0.7%
         250,000  Cedar Fair LP...................................................      5.25%        07/15/29            227,298
       1,850,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                     Management Corp. / Millennium Op.............................      5.38%        04/15/27          1,717,031
      11,209,000  Six Flags Entertainment Corp. (a) (b)...........................      4.88%        07/31/24         10,434,122
       1,000,000  Six Flags Entertainment Corp. (a)...............................      5.50%        04/15/27            931,550
       1,000,000  Six Flags Theme Parks, Inc. (a).................................      7.00%        07/01/25          1,060,625
                                                                                                                 ---------------
                                                                                                                      14,370,626
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.8%
       2,000,000  Centene Corp....................................................      4.75%        01/15/25          2,057,500
       1,000,000  Centene Corp. (a)...............................................      5.38%        08/15/26          1,060,000
       1,500,000  Centene Corp....................................................      4.25%        12/15/27          1,582,522
       1,000,000  Molina Healthcare, Inc. (a).....................................      4.38%        06/15/28          1,026,000
      10,200,000  MPH Acquisition Holdings LLC (a)................................      5.75%        11/01/28         10,034,250
                                                                                                                 ---------------
                                                                                                                      15,760,272
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 1.0%
       1,000,000  Ball Corp.......................................................      2.88%        08/15/30            990,000
       6,500,000  Berry Global, Inc. (a)..........................................      4.50%        02/15/26          6,599,027
       2,000,000  Owens-Brockway Glass Container, Inc. (a)........................      5.88%        08/15/23          2,108,000
       6,550,000  Owens-Brockway Glass Container, Inc. (a)........................      6.38%        08/15/25          7,209,094
         684,000  Owens-Brockway Glass Container, Inc. (a)........................      6.63%        05/13/27            734,873
       2,200,000  Silgan Holdings, Inc............................................      4.13%        02/01/28          2,290,860
                                                                                                                 ---------------
                                                                                                                      19,931,854
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 2.5%
       5,955,000  AMC Entertainment Holdings, Inc. (a)............................     10.50%        04/15/25          3,223,144
      15,398,000  Cinemark USA, Inc. (b)..........................................      5.13%        12/15/22         13,386,636
       6,234,000  Cinemark USA, Inc. (b)..........................................      4.88%        06/01/23          5,238,212
       4,124,000  Cinemark USA, Inc. (a)..........................................      8.75%        05/01/25          4,276,073
       7,000,000  Live Nation Entertainment, Inc. (a).............................      4.88%        11/01/24          6,750,660
       5,494,000  Live Nation Entertainment, Inc. (a).............................      5.63%        03/15/26          5,255,011
         523,000  Live Nation Entertainment, Inc. (a).............................      6.50%        05/15/27            560,279
      10,895,000  Live Nation Entertainment, Inc. (a).............................      4.75%        10/15/27         10,030,209
       1,000,000  WMG Acquisition Corp. (a).......................................      3.00%        02/15/31            952,500
                                                                                                                 ---------------
                                                                                                                      49,672,724
                                                                                                                 ---------------


Page 14                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
$      3,250,000  Mesquite Energy Corp. (c) (d) (e)...............................      7.75%        06/15/21    $        32,500
       3,125,000  Mesquite Energy Corp. (c) (d) (e)...............................      6.13%        01/15/23             31,250
                                                                                                                 ---------------
                                                                                                                          63,750
                                                                                                                 ---------------
                  OIL & GAS REFINING & MARKETING -- 0.0%
         415,000  Murphy Oil USA, Inc.............................................      5.63%        05/01/27            437,227
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 1.7%
       2,190,000  B&G Foods, Inc..................................................      5.25%        04/01/25          2,257,890
         627,000  Kraft Heinz Foods Co............................................      3.95%        07/15/25            678,437
         750,000  Performance Food Group, Inc. (a)................................      5.50%        10/15/27            770,122
      12,246,000  Post Holdings, Inc. (a) (b).....................................      5.00%        08/15/26         12,720,349
       5,990,000  Post Holdings, Inc. (a).........................................      5.75%        03/01/27          6,290,758
       4,434,000  Post Holdings, Inc. (a).........................................      5.63%        01/15/28          4,686,184
       1,000,000  Post Holdings, Inc. (a).........................................      5.50%        12/15/29          1,082,525
       4,000,000  Post Holdings, Inc. (a).........................................      4.63%        04/15/30          4,115,000
                                                                                                                 ---------------
                                                                                                                      32,601,265
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.9%
      13,381,000  Graham Packaging Co., Inc. (a) (b)..............................      7.13%        08/15/28         14,008,234
       2,000,000  Graphic Packaging International LLC (a).........................      3.50%        03/15/28          2,005,600
       1,000,000  Graphic Packaging International LLC (a).........................      3.50%        03/01/29          1,001,875
         376,000  Sealed Air Corp. (a)............................................      5.50%        09/15/25            421,825
       1,000,000  Sealed Air Corp. (a)............................................      4.00%        12/01/27          1,050,000
                                                                                                                 ---------------
                                                                                                                      18,487,534
                                                                                                                 ---------------
                  PERSONAL PRODUCTS -- 0.0%
         250,000  Prestige Brands, Inc. (a).......................................      5.13%        01/15/28            260,156
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 2.1%
         792,000  Bausch Health Americas, Inc. (a)................................      9.25%        04/01/26            874,210
       1,242,000  Bausch Health Americas, Inc. (a)................................      8.50%        01/31/27          1,359,785
         500,000  Catalent Pharma Solutions, Inc. (a).............................      5.00%        07/15/27            522,095
       4,000,000  Charles River Laboratories International, Inc. (a)..............      5.50%        04/01/26          4,187,500
         750,000  Charles River Laboratories International, Inc. (a)..............      4.25%        05/01/28            785,018
       1,333,000  Emergent BioSolutions, Inc. (a).................................      3.88%        08/15/28          1,342,165
      14,914,000  Horizon Therapeutics USA, Inc. (a) (b)..........................      5.50%        08/01/27         15,895,490
         800,000  IQVIA, Inc. (a).................................................      5.00%        10/15/26            830,616
       1,278,000  IQVIA, Inc. (a).................................................      5.00%        05/15/27          1,341,216
       1,000,000  Jaguar Holding Co. II / PPD Development LP (a)..................      5.00%        06/15/28          1,043,560
      10,000,000  Par Pharmaceutical, Inc. (a)....................................      7.50%        04/01/27         10,613,100
       2,085,000  West Street Merger Sub, Inc. (a)................................      6.38%        09/01/25          2,120,184
                                                                                                                 ---------------
                                                                                                                      40,914,939
                                                                                                                 ---------------
                  PUBLISHING -- 0.1%
       2,445,000  Meredith Corp. (a)..............................................      6.50%        07/01/25          2,519,878
                                                                                                                 ---------------
                  REAL ESTATE OPERATING COMPANIES -- 0.2%
       1,379,000  Lennar Corp.....................................................      8.38%        01/15/21          1,400,374
       2,785,000  Lennar Corp. (b)................................................      5.25%        06/01/26          3,171,447
                                                                                                                 ---------------
                                                                                                                       4,571,821
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.8%
       3,310,000  KB Home (b).....................................................      7.00%        12/15/21          3,448,606
         500,000  MDC Holdings, Inc...............................................      3.85%        01/15/30            529,360
       2,302,000  PulteGroup, Inc.................................................      5.50%        03/01/26          2,663,126
         290,000  TRI Pointe Group, Inc...........................................      5.25%        06/01/27            312,783


                        See Notes to Financial Statements                Page 15


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  REAL ESTATE SERVICES (CONTINUED)
$        500,000  TRI Pointe Group, Inc...........................................      5.70%        06/15/28    $       556,250
       7,545,000  TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. (b).............      5.88%        06/15/24          8,186,325
                                                                                                                 ---------------
                                                                                                                      15,696,450
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.5%
       2,961,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...................      5.00%        04/15/22          2,965,441
       4,254,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...................      5.63%        10/01/28          4,394,914
       2,666,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...................      5.88%        10/01/30          2,804,299
                                                                                                                 ---------------
                                                                                                                      10,164,654
                                                                                                                 ---------------
                  RESTAURANTS -- 1.1%
         661,000  Brinker International, Inc. (a).................................      5.00%        10/01/24            663,509
       8,483,000  IRB Holding Corp. (a)...........................................      7.00%        06/15/25          9,055,687
      11,749,000  IRB Holding Corp. (a) (b).......................................      6.75%        02/15/26         11,793,059
                                                                                                                 ---------------
                                                                                                                      21,512,255
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.2%
       1,200,000  Brink's (The) Co. (a)...........................................      5.50%        07/15/25          1,250,502
       2,061,000  Brink's (The) Co. (a)...........................................      4.63%        10/15/27          2,106,765
                                                                                                                 ---------------
                                                                                                                       3,357,267
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.2%
       1,000,000  Microchip Technology, Inc. (a)..................................      4.25%        09/01/25          1,039,084
       1,550,000  Qorvo, Inc......................................................      4.38%        10/15/29          1,664,452
       1,000,000  Qorvo, Inc. (a).................................................      3.38%        04/01/31          1,013,750
                                                                                                                 ---------------
                                                                                                                       3,717,286
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.3%
       4,000,000  Aramark Services, Inc. (a)......................................      6.38%        05/01/25          4,200,520
       2,000,000  Aramark Services, Inc...........................................      4.75%        06/01/26          1,990,500
         481,000  Aramark Services, Inc. (a)......................................      5.00%        02/01/28            485,863
                                                                                                                 ---------------
                                                                                                                       6,676,883
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.2%
       3,726,000  Avantor Funding, Inc. (a).......................................      4.63%        07/15/28          3,865,539
         250,000  HB Fuller Co....................................................      4.25%        10/15/28            253,906
                                                                                                                 ---------------
                                                                                                                       4,119,445
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 1.9%
       4,756,000  Boxer Parent Co., Inc. (a)......................................      9.13%        03/01/26          5,071,085
         250,000  PTC, Inc. (a)...................................................      3.63%        02/15/25            255,000
       7,075,000  PTC, Inc. (a)...................................................      4.00%        02/15/28          7,327,047
      24,100,000  SS&C Technologies, Inc. (a) (b).................................      5.50%        09/30/27         25,644,328
                                                                                                                 ---------------
                                                                                                                      38,297,460
                                                                                                                 ---------------
                  TECHNOLOGY DISTRIBUTORS -- 0.2%
       1,250,000  CDW LLC / CDW Finance Corp......................................      4.13%        05/01/25          1,301,694
       1,000,000  CDW LLC / CDW Finance Corp......................................      4.25%        04/01/28          1,034,520
         750,000  CDW LLC / CDW Finance Corp......................................      3.25%        02/15/29            750,000
                                                                                                                 ---------------
                                                                                                                       3,086,214
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.7%
       8,042,000  Dell International LLC / EMC Corp. (a)..........................      5.88%        06/15/21          8,071,434
      22,225,000  Dell International LLC / EMC Corp. (a) (b)......................      7.13%        06/15/24         23,053,548
       1,000,000  Dell International LLC / EMC Corp. (a)..........................      6.10%        07/15/27          1,190,303
       1,000,000  Dell International LLC / EMC Corp. (a)..........................      6.20%        07/15/30          1,223,977


Page 16                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (CONTINUED)
$        667,000  Xerox Holdings Corp. (a)........................................      5.00%        08/15/25    $       659,356
                                                                                                                 ---------------
                                                                                                                      34,198,618
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.6%
         940,000  Ashtead Capital, Inc. (a).......................................      4.13%        08/15/25            967,796
       2,000,000  Ashtead Capital, Inc. (a).......................................      5.25%        08/01/26          2,122,500
         750,000  Ashtead Capital, Inc. (a).......................................      4.00%        05/01/28            783,750
       4,199,000  Ashtead Capital, Inc. (a).......................................      4.25%        11/01/29          4,491,880
       2,276,000  United Rentals North America, Inc...............................      5.88%        09/15/26          2,397,743
         257,000  United Rentals North America, Inc...............................      5.50%        05/15/27            273,705
                                                                                                                 ---------------
                                                                                                                      11,037,374
                                                                                                                 ---------------
                  TRUCKING -- 0.1%
       2,350,000  XPO Logistics, Inc. (a).........................................      6.25%        05/01/25          2,502,033
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
       1,219,000  SBA Communications Corp. (b)....................................      4.88%        09/01/24          1,247,098
         500,000  SBA Communications Corp. (a)....................................      3.88%        02/15/27            508,750
       2,329,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23          2,331,911
       1,180,000  T-Mobile USA, Inc...............................................      5.13%        04/15/25          1,213,176
         416,000  T-Mobile USA, Inc...............................................      4.50%        02/01/26            427,180
                                                                                                                 ---------------
                                                                                                                       5,728,115
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS........................................................................    1,410,640,802
                  (Cost $1,398,097,631)                                                                          ---------------

FOREIGN CORPORATE BONDS -- 10.6%
                  APPLICATION SOFTWARE -- 0.3%
       2,958,000  Open Text Corp. (a).............................................      5.88%        06/01/26          3,080,018
       2,336,000  Open Text Corp. (a).............................................      3.88%        02/15/28          2,376,880
                                                                                                                 ---------------
                                                                                                                       5,456,898
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 2.3%
      11,900,000  Cemex SAB de C.V. (a) (b).......................................      7.75%        04/16/26         12,605,075
      15,634,000  Cemex SAB de C.V. (a) (b).......................................      7.38%        06/05/27         17,240,550
       4,700,000  Cemex SAB de C.V. (a)...........................................      5.45%        11/19/29          4,979,885
       2,000,000  Cemex SAB de C.V. (a)...........................................      5.20%        09/17/30          2,115,280
       7,513,000  Masonite International Corp. (a)................................      5.75%        09/15/26          7,877,831
       1,000,000  Masonite International Corp. (a)................................      5.38%        02/01/28          1,061,690
                                                                                                                 ---------------
                                                                                                                      45,880,311
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.3%
         250,000  Virgin Media Finance PLC (a)....................................      5.00%        07/15/30            249,063
       3,073,000  Virgin Media Secured Finance PLC (a)............................      5.50%        08/15/26          3,202,757
       2,000,000  Virgin Media Secured Finance PLC (a)............................      5.50%        05/15/29          2,140,000
                                                                                                                 ---------------
                                                                                                                       5,591,820
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.0%
         500,000  International Game Technology PLC (a)...........................      5.25%        01/15/29            495,802
                                                                                                                 ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.0%
         950,000  Ritchie Bros Auctioneers, Inc. (a)..............................      5.38%        01/15/25            979,094
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.1%
       1,027,000  GFL Environmental, Inc. (a).....................................      3.75%        08/01/25          1,028,926
         500,000  GFL Environmental, Inc. (a).....................................      5.13%        12/15/26            525,775
                                                                                                                 ---------------
                                                                                                                       1,554,701
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.4%
$      7,693,000  Altice France S.A. (a)..........................................      7.38%        05/01/26    $     8,037,262
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.0%
         200,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (a).....................................................      4.13%        08/15/26            204,250
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.5%
       1,867,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust.......      4.50%        09/15/23          1,940,156
       6,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust.......      6.50%        07/15/25          6,617,142
       1,500,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust.......      3.88%        01/23/28          1,418,174
                                                                                                                 ---------------
                                                                                                                       9,975,472
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 5.7%
         610,000  Bausch Health Cos., Inc. (a)....................................      5.50%        03/01/23            610,381
       1,461,000  Bausch Health Cos., Inc. (a) (b)................................      5.88%        05/15/23          1,458,487
      55,462,000  Bausch Health Cos., Inc. (a) (b)................................      6.13%        04/15/25         57,001,070
       4,349,000  Bausch Health Cos., Inc. (a)....................................      5.00%        01/30/28          4,303,901
       3,818,000  Bausch Health Cos., Inc. (a)....................................      6.25%        02/15/29          3,940,176
       3,000,000  Bausch Health Cos., Inc. (a)....................................      7.25%        05/30/29          3,232,140
       5,000,000  Bausch Health Cos., Inc. (a)....................................      5.25%        01/30/30          4,943,350
         169,000  Cheplapharm Arzneimittel GmbH (a)...............................      5.50%        01/15/28            171,359
      11,840,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)..........      5.88%        10/15/24         11,877,000
      16,083,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)..........      9.50%        07/31/27         17,282,551
       1,000,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (c) (d)..............................................      5.63%        10/15/23            325,000
       1,750,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (c) (d)..............................................      5.50%        04/15/25            595,000
       7,000,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (d)..................................................     10.00%        04/15/25          7,630,000
                                                                                                                 ---------------
                                                                                                                     113,370,415
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.3%
       5,346,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (a)........................................      5.88%        04/15/23          5,673,362
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.2%
       3,774,000  Camelot Finance S.A. (a)........................................      4.50%        11/01/26          3,932,036
         140,000  Nielsen Co. Luxembourg (The) S.A.R.L. (a).......................      5.50%        10/01/21            140,569
                                                                                                                 ---------------
                                                                                                                       4,072,605
                                                                                                                 ---------------
                  RESTAURANTS -- 0.4%
         507,000  1011778 BC ULC / New Red Finance, Inc. (a)......................      5.00%        10/15/25            520,005
       7,000,000  1011778 BC ULC / New Red Finance, Inc. (a)......................      4.00%        10/15/30          6,965,000
                                                                                                                 ---------------
                                                                                                                       7,485,005
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.1%
       1,000,000  Axalta Coating Systems LLC / Axalta Coating Systems Dutch
                     Holding B B.V. (a)...........................................      4.75%        06/15/27          1,048,750
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................      209,825,747
                  (Cost $202,901,190)                                                                            ---------------


Page 18                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 34.2%

                  AIRLINES -- 0.0%
$        823,022  Delta Air Lines, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%,
                     1.00% Floor..................................................      4.75%        09/16/27    $       819,080
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 7.3%
       3,000,000  Epicor Software Corp., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 7.75%, 1.00% Floor.........................................      8.75%        07/30/28          3,063,750
       3,295,945  Epicor Software Corp., Term Loan B, 1 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      5.25%        07/30/27          3,280,290
      21,063,770  Greeneden U.S. Holdings II LLC (Genesys Telecommunications
                  Laoratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      4.75%        11/30/27         20,708,424
      11,713,146  Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 7.00%, 0.75% Floor.........................................      7.75%        07/10/25         11,576,454
      22,220,448  Hyland Software, Inc., 2018 Refinancing Term Loan,
                     1 Mo. LIBOR + 3.50%, 0.75% Floor.............................      4.25%        07/01/24         21,871,364
       4,682,639  Internet Brands, Inc. (WebMD/MH Sub I. LLC), 2020 June New
                     Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..................      4.75%        09/15/24          4,597,790
      14,951,423  Internet Brands, Inc. (WebMD/MH Sub I. LLC), Initial Term
                     Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor.......................      3.65%        09/13/24         14,435,151
       6,273,194  Internet Brands, Inc. (WebMD/MH Sub I. LLC), Term Loan
                     (Second Lien), 1 Mo. LIBOR + 7.50%, 1.00% Floor..............      7.65%        09/15/25          6,233,987
      17,479,852  LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%,
                     0.00% Floor..................................................      4.89%        08/31/27         16,922,769
       7,525,065  McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00%
                     Floor........................................................      3.89%        09/30/24          7,441,386
       1,109,359  Micro Focus International (MA Financeco LLC), Miami Escrow
                     Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor...............      2.65%        06/21/24          1,042,797
       7,491,398  Micro Focus International (MA Financeco LLC), Seattle Spinco
                     Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor................      2.65%        06/21/24          7,041,914
       5,632,703  Micro Focus International (MA Financeco LLC), Term Loan B4,
                     3 Mo. LIBOR + 4.25%, 1.00% Floor.............................      5.25%        06/05/25          5,597,498
       8,908,090  Milano Acquisition Corp., Term Loan B, 3 Mo. LIBOR + 4.00%,
                     0.75% Floor..................................................      4.75%        10/01/27          8,744,805
       1,846,699  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................      4.48%        04/26/24          1,812,074
       8,057,862  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      4.50%        04/26/24          7,892,675
       1,989,583  Solera Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      2.92%        03/03/23          1,933,099
                                                                                                                 ---------------
                                                                                                                     144,196,227
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.5%
       6,984,038  Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR
                     + 2.75%, 1.00% Floor.........................................      3.75%        03/31/24          6,838,560
       6,850,769  Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      4.50%        06/30/24          3,190,198
                                                                                                                 ---------------
                                                                                                                      10,028,758
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 19


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  BROADCASTING -- 0.8%
$     14,896,385  iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.75% Floor...................................      4.75%        05/01/26    $    14,331,515
       1,661,415  iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.15%        04/29/26          1,557,277
                                                                                                                 ---------------
                                                                                                                      15,888,792
                                                                                                                 ---------------
                  CASINOS & GAMING -- 1.3%
      13,582,401  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.90%        12/22/24         12,703,348
       1,000,000  Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.65%        06/30/25            967,190
         500,000  Caesars Resort Collection LLC, Term Loan B-1, 3 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.65%        06/30/25            483,595
       1,994,845  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................      3.00%        04/18/24          1,872,661
       3,646,228  Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      3.25%        10/04/23          3,204,123
       1,241,653  Scientific Games International, Inc., Term Loan B5, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        08/14/24          1,152,801
       5,075,571  Scientific Games International, Inc., Term Loan B5, 6 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.99%        08/14/24          4,712,363
                                                                                                                 ---------------
                                                                                                                      25,096,081
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 0.3%
       5,985,000  PG&E Corp., Exit Term Loan, 3 Mo. LIBOR + 4.50%, 1.00%
                     Floor........................................................      5.50%        06/23/25          5,910,188
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.3%
       5,245,940  Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%,
                     1.00% Floor..................................................      4.00%        12/04/24          5,153,034
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 5.8%
       2,430,949  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      4.50%        04/21/24          2,070,658
      28,319,975  athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo.
                     LIBOR + 4.50%, 0.00% Floor...................................      4.75%        02/15/26         27,682,776
      20,132,303  CHG Healthcare Services, Inc., Term Loan, 6 Month LIBOR +
                     3.00%, 1.00% Floor...........................................      4.00%        06/07/23         19,628,995
       1,768,869  DuPage Medical Group (Midwest Physician Admin. Services
                     LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75%
                     Floor........................................................      3.50%        08/15/24          1,720,225
      12,726,324  Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................      3.90%        10/10/25          9,044,980
         238,266  Exam Works (Gold Merger Co., Inc.), Term Loan B-1, 3 Mo.
                     LIBOR + 3.25%, 1.00% Floor...................................      4.25%        07/27/23            235,388
       2,561,422  Global Medical Response, Inc. (fka Air Medical), 2018 New
                     Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor..................      5.25%        03/14/25          2,472,566
       5,748,111  Help at Home (HAH Group Holding Co. LLC), Initial Term Loans,
                     3 Mo. LIBOR + 5.00%, 1.00% Floor.............................      6.00%        10/31/27          5,647,519
       2,570,642  Surgery Centers Holdings, Inc., 2020 Incremental Term Loan,
                     1 Mo. LIBOR + 8.00%, 1.00% Floor.............................      9.00%        08/31/24          2,600,642


Page 20                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$     15,706,757  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.25%        08/31/24    $    14,860,006
       6,928,714  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      3.75%        02/06/24          5,629,580
      11,083,845  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      5.19%        06/28/26         10,637,055
      12,922,413  Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.65%        08/27/25         12,659,959
                                                                                                                 ---------------
                                                                                                                     114,890,349
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 1.0%
      19,042,662  Zelis Payments Buyer, Inc., Initial Term Loan, 1 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................      4.90%        09/30/26         18,903,270
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.2%
       3,594,975  Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term
                     Loan, 1 Mo. LIBOR + 4.00%, 1.00% Floor.......................      5.00%        09/25/24          3,436,185
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.3%
       7,255,591  Alight, Inc. (fka Tempo Acq.), Non Extended Term Loan, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        05/01/24          7,008,466
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 3.5%
       8,859,702  Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.40%        05/10/25          8,563,433
      18,505,910  Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.90%        05/09/25         17,795,098
      11,915,234  AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR
                     + 2.75%, 1.00% Floor.........................................      3.75%        01/25/24         11,742,463
       4,962,500  AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.65%        02/15/27          4,782,609
       6,953,509  HUB International Ltd., 2019 Incremental Term Loan B2, 3 Mo.
                     LIBOR + 4.00%, 1.00% Floor...................................      5.00%        04/25/25          6,909,215
          63,606  HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.19%        04/25/25             61,080
      20,931,672  HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.21%        04/25/25         20,100,476
                                                                                                                 ---------------
                                                                                                                      69,954,374
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.5%
      16,881,129  Frontier Communications Corp., Term Loan B-1, Prime Rate +
                     2.75%, 0.75% Floor (d).......................................      6.00%        06/15/24         16,547,388
       4,480,034  Numericable (Altice France S.A. or SFR), Term Loan B-11, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        07/31/25          4,271,488
       1,989,744  Numericable (Altice France S.A. or SFR), Term Loan B-12, 1 Mo.
                     LIBOR + 3.69%, 0.00% Floor...................................      3.84%        01/31/26          1,920,859
       7,920,566  Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      4.24%        08/14/26          7,675,504
                                                                                                                 ---------------
                                                                                                                      30,415,239
                                                                                                                 ---------------
                  INTERACTIVE HOME ENTERTAINMENT -- 0.9%
      17,617,774  Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%,
                     1.00% Floor..................................................      7.00%        12/10/24         17,605,793
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 21


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  MANAGED HEALTH CARE -- 0.5%
$      9,706,092  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      3.75%        06/07/23    $     9,570,886
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.6%
      19,550,753  Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      2.77%        02/28/25         10,871,783
       1,739,898  PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.65%        02/12/27          1,515,886
                                                                                                                 ---------------
                                                                                                                      12,387,669
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.5%
      30,224,535  Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.40%        10/01/25         29,738,222
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.5%
       9,486,473  Graham Packaging Company, L.P., Intial Term Loan, 1 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.50%        08/04/27          9,399,482
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 1.8%
       3,053,454  Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%,
                     1.00% Floor (h) (i)..........................................      8.50%        09/30/25          3,058,554
       8,607,038  Endo LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor.........      5.00%        04/29/24          8,155,169
      16,276,109  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     3 Mo. LIBOR + 4.75%, 0.75% Floor (d).........................      5.50%        09/24/24         14,982,158
         193,927  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 6 Mo. LIBOR + 5.00%, 0.75% Floor (d)...................      5.75%        02/24/25            178,292
      10,527,561  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.90%        09/27/24         10,083,930
                                                                                                                 ---------------
                                                                                                                      36,458,103
                                                                                                                 ---------------
                  PUBLISHING -- 0.2%
       3,459,933  Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      5.25%        01/31/25          3,379,212
                                                                                                                 ---------------
                  RESTAURANTS -- 0.3%
          15,385  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 3 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................      3.75%        02/05/25             14,598
       5,984,615  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 6 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................      3.75%        02/05/25          5,678,742
                                                                                                                 ---------------
                                                                                                                       5,693,340
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 2.6%
      50,439,305  Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Mo.
                     LIBOR + 6.50%, 0.00% Floor...................................      6.65%        08/04/25         50,439,305
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 2.5%
       8,930,327  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.25%        09/19/24          8,876,567
       1,262,391  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 7.00%, 1.00% Floor.........................................      8.00%        09/19/25          1,268,703
      20,564,358  BMC Software Finance, Inc. (Boxer Parent), Initial Dollar Term
                     Loan, 1 Mo. LIBOR + 4.25%, 0.00% Floor.......................      4.40%        10/02/25         19,954,830
       5,356,494  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor.....................      4.50%        06/13/24          5,046,996
          24,134  Riverbed Technology, Inc., Term Loan B, 2 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22             21,504


Page 22                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SYSTEMS SOFTWARE (CONTINUED)
$      9,098,385  Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22    $     8,107,025
       4,108,501  Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.75%        03/05/27          3,973,948
       1,537,461  SUSE (Marcel Lux IV S.A.R.L.), Facility B1 USD, 1 Mo. LIBOR
                     + 3.25%, 0.00% Floor.........................................      3.40%        03/15/26          1,486,540
                                                                                                                 ---------------
                                                                                                                      48,736,113
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................      675,108,168
                  (Cost $691,973,721)                                                                            ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 0.1%
                  PHARMACEUTICALS -- 0.1%
         259,956  Akorn, Inc. (e) (j)..........................................................................        2,924,505
                  (Cost $2,979,179)                                                                              ---------------

RIGHTS -- 0.0%
                  ELECTRIC UTILITIES -- 0.0%
           1,629  Vistra Energy Corp. (e) (j)..................................................................            1,820
                  (Cost $2,830)                                                                                  ---------------

MONEY MARKET FUNDS -- 0.3%
       5,066,654  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.01% (k)...........................................................        5,066,654
                  (Cost $5,066,654)                                                                              ---------------

                  TOTAL INVESTMENTS -- 116.7%..................................................................    2,303,567,696
                 (Cost $2,301,021,205) (l)                                                                       ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. TREASURY BILLS SOLD SHORT -- (17.5)%
$    (70,000,000) U.S. Treasury Bill..............................................       (m)         11/10/20        (69,999,183)
     (60,000,000) U.S. Treasury Bill..............................................       (m)         12/03/20        (59,996,125)
     (100,000,00) U.S. Treasury Bill..............................................       (m)         12/10/20        (99,991,556)
     (55,000,000) U.S. Treasury Bill..............................................       (m)         12/17/20        (54,994,672)
     (10,000,000) U.S. Treasury Bill..............................................       (m)         12/22/20         (9,998,924)
     (50,000,000) U.S. Treasury Bill..............................................       (m)         01/28/21        (49,989,729)
                                                                                                                 ---------------
                  TOTAL U.S. TREASURY BILLS SOLD SHORT........................................................      (344,970,189)
                  (Proceeds $344,930,997)                                                                        ---------------

                  NET OTHER ASSETS AND LIABILITIES -- 0.8%.....................................................       15,528,234
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,974,125,741
                                                                                                                 ===============


-----------------------------

(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"
      or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $1,369,200,245 or 69.4% of net assets.

                        See Notes to Financial Statements                Page 23


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

(b)   This security or a portion of this security is segregated as collateral for investments sold short.

(c)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(d)   This issuer has filed for protection in bankruptcy court.

(e)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(f)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(g)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(h)   The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the Payme("PIK") Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. The First interest payment is scheduled for January 4, 2021.

(i)   On October 1, 2020, Akorn Holding Company LLC completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a portion of a new exit term loan and a share of the newly issued common equity shares in the re-organized company.

(j)   Non-income producing security.

(k)   Rate shown reflects yield as of October 31, 2020.

(l)   Aggregate cost for federal income tax purposes is $1,959,252,935. As of
      October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $45,945,157 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $46,600,585. The net unrealized depreciation was $655,428. The amounts presented are inclusive of investments sold short.

(m)   Zero coupon security.

LIBOR - London Interbank Offered Rate

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                       ASSETS TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       10/31/2020          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
Corporate Bonds*..................................   $ 1,410,640,802   $            --   $ 1,410,640,802   $            --
Foreign Corporate Bonds*..........................       209,825,747                --       209,825,747                --
Senior Floating-Rate Loan Interests*..............       675,108,168                --       675,108,168                --
Common Stocks*....................................         2,924,505                --         2,924,505                --
Rights*...........................................             1,820                --             1,820                --
Money Market Funds................................         5,066,654         5,066,654                --                --
                                                     ---------------   ---------------   ---------------   ---------------
Total Investments.................................   $ 2,303,567,696   $     5,066,654   $ 2,298,501,042   $            --
                                                     ===============   ===============   ===============   ===============

                                                    LIABILITIES TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       10/31/2020          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
U.S. Treasury Bills Sold Short....................   $  (344,970,189)  $            --   $  (344,970,189)  $            --
                                                     ===============   ===============   ===============   ===============


* See Portfolio of Investments for industry breakout.

Page 24                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2020


ASSETS:
Investments, at value.....................................................    $ 2,303,567,696
Cash......................................................................            206,124
Restricted Cash...........................................................         62,579,860
Receivables:
   Interest...............................................................         24,090,877
   Investment securities sold.............................................         15,727,424
   Capital shares sold....................................................             35,252
   Dividends..............................................................                 85
                                                                              ---------------
      Total Assets........................................................      2,406,207,318
                                                                              ---------------
LIABILITIES:
Investments sold short, at value (proceeds $344,930,997)..................        344,970,189
Payables:
   Investment securities purchased........................................         61,853,287
   Capital shares purchased...............................................         23,501,646
   Investment advisory fees...............................................          1,642,018
   Margin interest expense................................................            112,623
Unrealized depreciation on unfunded loan commitments......................              1,814
                                                                              ---------------
      Total Liabilities...................................................        432,081,577
                                                                              ---------------
NET ASSETS................................................................    $ 1,974,125,741
                                                                              ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $ 2,026,129,354
Par value.................................................................            420,000
Accumulated distributable earnings (loss).................................        (52,423,613)
                                                                              ---------------
NET ASSETS................................................................    $ 1,974,125,741
                                                                              ===============
NET ASSET VALUE, per share................................................    $         47.00
                                                                              ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................         42,000,002
                                                                              ===============
Investments, at cost......................................................    $ 2,301,021,205
                                                                              ===============


                        See Notes to Financial Statements                Page 25


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2020


INVESTMENT INCOME:
Interest..................................................................    $    98,821,217
Dividends.................................................................            173,575
                                                                              ---------------
   Total investment income................................................         98,994,792
                                                                              ---------------
EXPENSES:
Investment advisory fees..................................................         15,619,019
Margin interest expense...................................................            775,201
Interest on investments sold short........................................            131,731
                                                                              ---------------
   Total expenses.........................................................         16,525,951
                                                                              ---------------
NET INVESTMENT INCOME (LOSS)..............................................         82,468,841
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................        (23,932,010)
   Investments sold short.................................................         (2,314,918)
                                                                              ---------------
Net realized gain (loss)..................................................        (26,246,928)
                                                                              ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................            587,285
   Investments sold short.................................................            (39,192)
   Unfunded loan commitments..............................................             (1,814)
                                                                              ---------------
Net change in unrealized appreciation (depreciation)......................            546,279
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        (25,700,649)
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $    56,768,192
                                                                              ===============


Page 26                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   YEAR                 YEAR
                                                                                   ENDED                ENDED
                                                                                10/31/2020           10/31/2019
                                                                              ---------------      ---------------
OPERATIONS:
Net investment income (loss)..............................................    $    82,468,841      $    64,768,034
Net realized gain (loss)..................................................        (26,246,928)          (1,271,330)
Net change in unrealized appreciation (depreciation)......................            546,279           23,388,851
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting from operations...........         56,768,192           86,885,555
                                                                              ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................        (84,896,005)         (66,781,356)
Return of capital.........................................................                 --             (495,649)
                                                                              ---------------      ---------------
Total distributions to shareholders.......................................        (84,896,005)         (67,277,005)
                                                                              ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................        971,116,727          378,687,649
Cost of shares redeemed...................................................       (400,951,154)        (219,243,496)
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................        570,165,573          159,444,153
                                                                              ---------------      ---------------
Total increase (decrease) in net assets...................................        542,037,760          179,052,703

NET ASSETS:
Beginning of period.......................................................      1,432,087,981        1,253,035,278
                                                                              ---------------      ---------------
End of period.............................................................    $ 1,974,125,741      $ 1,432,087,981
                                                                              ===============      ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................         29,800,002           26,650,002
Shares sold...............................................................         21,100,000            7,900,000
Shares redeemed...........................................................         (8,900,000)          (4,750,000)
                                                                              ---------------      ---------------
Shares outstanding, end of period.........................................         42,000,002           29,800,002
                                                                              ===============      ===============


                        See Notes to Financial Statements                Page 27


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED OCTOBER 31, 2020


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations...........    $    56,768,192
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments............................................     (2,778,181,610)
      Borrowed investments sold short.....................................        784,479,794
      Cost to cover short positions.......................................       (442,079,144)
      Sales, maturities and paydowns of investments.......................      1,920,844,519
      Net amortization/accretion of premiums/discounts on investments.....            267,616
      Net realized gain/loss on investments...............................         23,932,010
      Net realized gain/loss on investments sold short....................          2,314,918
      Net change in unrealized appreciation/depreciation on investments
         and unfunded loan commitments....................................           (585,471)
      Net change in unrealized appreciation/depreciation on investments
         sold short.......................................................             39,192

CHANGES IN ASSETS AND LIABILITIES
      Increase in interest receivable.....................................         (9,940,854)
      Decrease in dividends receivable....................................             19,009
      Decrease in margin interest rebate receivable.......................              1,186
      Increase in margin interest expense payable.........................            108,600
      Increase in investment advisory fees payable........................            506,771
                                                                              ---------------
CASH USED IN OPERATING ACTIVITIES.........................................                         $  (441,505,272)
                                                                                                   ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold...........................................        971,081,475
      Cost of shares redeemed.............................................       (377,449,508)
      Distributions to shareholders from investment operations............        (84,896,005)
      Repayment of borrowings.............................................         (4,697,696)
                                                                              ---------------
CASH PROVIDED BY FINANCING ACTIVITIES.....................................                             504,038,266
                                                                                                   ---------------
Increase in cash and restricted cash......................................                              62,532,994
Cash and restricted cash at beginning of period...........................                                 252,990
                                                                                                   ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD.................................                         $    62,785,984
                                                                                                   ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest..................................                         $       666,601
                                                                                                   ===============
CASH AND RESTRICTED CASH RECONCILIATION:
      Cash................................................................    $       206,124
      Restricted Cash.....................................................         62,579,860
                                                                              ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD:................................                         $    62,785,984
                                                                                                   ===============


Page 28                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                            YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------
                                                       2020           2019           2018           2017           2016
                                                   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                $    48.06     $    47.02     $    48.95     $    48.31     $    48.69
                                                    ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              2.33           2.49           2.52           2.56           2.41
Net realized and unrealized gain (loss)                  (1.00)          1.13          (1.76)          0.66          (0.14)
                                                    ----------     ----------     ----------     ----------     ----------
Total from investment operations                          1.33           3.62           0.76           3.22           2.27
                                                    ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (2.39)         (2.56)         (2.69)         (2.58)         (2.48)
Return of capital                                           --          (0.02)         (0.00)(a)         --          (0.17)
                                                    ----------     ----------     ----------     ----------     ----------
Total distributions                                      (2.39)         (2.58)         (2.69)         (2.58)         (2.65)
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                      $    47.00     $    48.06     $    47.02     $    48.95     $    48.31
                                                    ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                          2.92%          7.90%          1.60%          6.79%          4.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $1,974,126     $1,432,088     $1,253,035     $1,250,565     $1,077,297
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             1.01%          1.23%          1.16%          1.10%          1.11%
Ratio of total expenses to average net assets
   excluding interest expense                             0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income (loss) to average
   net assets                                             5.02%          5.22%          5.26%          5.25%          5.04%
Portfolio turnover rate (c)                                 68%            50%            52%            75%            45%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), a diversified series of the Trust which trades under the ticker "HYLS" on The Nasdaq Stock
Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation
Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in
Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to provide current income. The
Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets
(including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-"
by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies,
Inc., or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S.
corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the
Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the
"Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2020

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the issuer's management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2020

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of October 31, 2020.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2020

borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At October 31, 2020, the Fund had $62,579,860 in restricted cash associated with investments sold short and $344,970,189 of investments sold short as shown on Statement of Assets and Liabilities. The Fund is charged interest on debit margin balance at a rate equal to the Overnight
Bank Funding Rate plus 75 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At October 31, 2020, the Fund had a debit margin balance of $282,384,540 with an interest rate of 0.83%. For the fiscal year ended October 31, 2020, the Fund had margin interest expense of
$775,201, as shown on the Statement of Operations. For the fiscal year ended
October 31, 2020, the average margin balance and interest rates were $82,303,401 and 1.36%, respectively.

D. RESTRICTED CASH

Restricted cash includes cash on deposit with other banks or brokers that is legally restricted as to the withdrawal and primarily serves as collateral for investments sold short. The Fund presents restricted cash activity within
"Increase in cash and restricted cash" and as part of "Cash and restricted cash at beginning of period" and "Cash and restricted cash at end of period" in the
Statement of Cash Flows, along with a reconciliation of those balances in the
Statement of Assets and Liabilities.

E. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of
Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. As of October 31, 2020, the Fund had the following unfunded loan commitment:


                                                                                                            UNREALIZED
                                                                  PRINCIPAL     COMMITMENT                 APPRECIATION
BORROWER                                                            VALUE         AMOUNT        VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Help at Home (HAH Group Holdings Company, LLC),
 Term Loan...................................................    $    725,490  $    714,608  $    712,794  $     (1,814)


F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 33


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2020

The tax character of distributions paid during the fiscal years ended October
31, 2020 and 2019 was as follows:

Distributions paid from:                               2020            2019
Ordinary income.................................  $   84,896,005  $   66,781,356
Capital gains...................................              --              --
Return of capital...............................              --         495,649

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $    1,007,704
Accumulated capital and other gain (loss).......     (52,774,075)
Net unrealized appreciation (depreciation)......        (657,242)

G. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of October 31,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $52,774,075.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31,
2020, the adjustments for the Fund were as follows:

                                  ACCUMULATED
               ACCUMULATED        NET REALIZED
              NET INVESTMENT      GAIN (LOSS)
              INCOME (LOSS)      ON INVESTMENTS     PAID-IN CAPITAL
              --------------     --------------     ---------------
              $    3,434,868     $   (2,723,295)    $      (711,573)

H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund's short positions in securities.

I. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities," which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2020

terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $2,047,460,237 and $1,157,659,965, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $22,087,500 and $19,768,750, respectively.

For the fiscal year ended October 31, 2020, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Series Fund and
First Trust Variable Insurance Trust, entered into a $200 million Credit
Agreement ("Line of Credit") with BNYM, to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that had access to the Line of Credit. To the extent that the Fund accesses the
Line of Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the fiscal year ended October 31, 2020.

                                                                         Page 35

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2020

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized
Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Tactical High Yield ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2020, the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                         Page 37

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to the foreign shareholders during the Fund's fiscal year ended October 31, 2020 that were properly designated by the Fund as
"interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2020, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2020 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 39

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2020 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the First Trust Tactical High Yield ETF (the
"Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on May
11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day.
The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Fund since the onset of the
COVID-19 pandemic. The Board applied its business judgment to determine whether


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2020 (UNAUDITED)

the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Leveraged Finance Investment
Team is responsible for the day-to-day management of the Fund's investments. The
Board considered the background and experience of the members of the Leveraged
Finance Investment Team and noted the Board's prior meetings with members of the
Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its Leveraged Finance Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the
Advisor's services, the Advisor, in its written materials and at the May 11,
2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund
Complex. In light of the information presented and the considerations made, the
Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including
ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the
May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that the Expense Group contained both actively-managed ETFs and open-end mutual funds, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund
Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2019 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the
Fund outperformed the Performance Universe median for the one-, three- and five-year periods ended December 31, 2019 but underperformed the benchmark index for the one-, three- and five-year periods ended December 31, 2019.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the
Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that

                                                                         Page 41


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2020 (UNAUDITED)

the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Tactical High Yield ETF (the
"Fund"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment
Fund Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2019, the amount of remuneration paid (or to be paid) by First Trust in respect of the Fund is $4,451,157. This figure is comprised of $565,095 paid (or to be paid) in fixed compensation and $3,886,062 paid (or to be paid) in variable compensation. There were a total of 22 beneficiaries of the remuneration described above. Those amounts include
$289,421 paid (or to be paid) to senior management of First Trust and $4,161,736 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust or the Fund (collectively,
"Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Fund.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2020 (UNAUDITED)

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind. At the May 11, 2020 meeting of the Board of
Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the
Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the
Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 43


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                                                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                               FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         OR APPOINTED                DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         189         None
(1951)                                              Limited Partner, Gundersen Real Estate
                               o Since Inception    Limited Partnership (June 1992 to
                                                    December 2016); Member, Sportsmed LLC
                                                    (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term    President, ADM Investors Services, Inc.          189         Director of ADM
(1957)                                              (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                 Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee       o Indefinite Term    President, Hibs Enterprises (Financial           189         Director of Trust
(1956)                                              and Management Consulting)                                   Company of
                               o Since Inception                                                                 Illinois

Niel B. Nielson, Trustee       o Indefinite Term    Senior Advisor (August 2018 to Present),         189         None
(1954)                                              Managing Director and Chief Operating
                               o Since Inception    Officer (January 2015 to August 2018),
                                                    Pelita Harapan Educational Foundation
                                                    (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term    Chief Executive Officer, First Trust             189         None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception    L.P., Chairman of the Board of Directors,
                                                    BondWave LLC (Software Development
                                                    Company) and Stonebridge Advisors LLC
                                                    (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2020 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 45


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019


                      This page intentionally left blank.


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Enhanced Short
Maturity ETF (FTSM)

Annual Report
For the Year Ended
October 31, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                 ANNUAL REPORT
                                OCTOBER 31, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Enhanced Short Maturity ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Enhanced Short Maturity ETF (the "Fund"), which contains detailed information about the Fund for the twelve months ended October 31, 2020.

As I was collecting my thoughts for this annual roundup it occurred to me that my message this year should touch on the tone of the markets and the investing climate rather than belabor all the news and events that brought us to this juncture. We all know how tumultuous our lives have become over the past eight or so months. The phrase "shelter-at-home" says it all. I would rather talk about why I believe investors should be optimistic about where we could be headed.

Having said that, allow me to at least acknowledge the two elephants in the room: the coronavirus ("COVID-19") and the election. In the first 12 days of
November, we learned the following: that we likely have a new president-elect
(Joe Biden), though it may not be official for some time because it is being contested by President Donald Trump and some of his loyal backers in the
Republican Party citing voter fraud in certain states; that we still do not know which political party will have control of the Senate due to a couple of run-offs in Georgia to be held on January 5, 2021; and, that it looks as though we may be fortunate enough to have an FDA-approved COVID-19 vaccine by either the end of 2020 or the start of 2021, though that too is not yet official. It could be a game-changer in the COVID-19 battle. And, we may gain access to additional vaccines as well. The key to getting the economy back to running on all cylinders is to fully reopen, and a vaccine is "what the doctor ordered."

With respect to the tone of the markets and investment climate, to say that I am encouraged about what has transpired in 2020 would be an understatement. Despite the extraordinary challenges so far this year, the S&P 500(R) Index posted a total return of 2.77% over the first 10 months of 2020, this despite plunging
33.8% into bear market territory from February 19, 2020 through March 23, 2020, according to Bloomberg. As impressive as that feat is, the future looks even brighter. While Bloomberg's consensus earnings growth rate estimate for the S&P
500(R) Index for 2020 was -16.51%, as of November 13, 2020, its 2021 and 2022
estimates were 21.74% and 16.95%, respectively. That is a strong take on the prospects for a rebound in Corporate America over the next 24 months. One of the tailwinds that is providing a good deal of support to the economy and markets is the decision by the Federal Reserve (the "Fed") to keep interest rates artificially low for as long as need be to meet both its employment and inflation targets. By keeping rates lower for longer, the Fed is essentially inviting investors to assume more risk to generate higher returns. Brian
Wesbury, Chief Economist at First Trust, believes that the Fed could need until
2024 to accomplish its goals. That is a lot of runway for investors to reposition their portfolios, if needed, and a very generous, and perhaps unprecedented, amount of guidance from the Fed, in our opinion. Those investors with cash on the sidelines earning next to nothing have options if they choose to act.

We are encouraged about the prospects for the economy and the markets, but investors should be prepared to weather some volatility until the COVID-19 pandemic is better contained. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

The investment objective of First Trust Enhanced Short Maturity ETF (the "Fund")
is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FTSM."

The Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                          CUMULATIVE
                                                                       TOTAL RETURNS                        TOTAL RETURNS
                                              1 Year Ended   5 Years Ended   Inception (8/5/14)   5 Years Ended   Inception (8/5/14)
                                                10/31/20       10/31/20         to 10/31/20         10/31/20         to 10/31/20
FUND PERFORMANCE
NAV                                              1.34%           1.67%             1.41%              8.63%             9.12%
Market Price                                     1.34%           1.69%             1.41%              8.72%             9.14%

INDEX PERFORMANCE
ICE BofA 0-1 Year U.S. Treasury Index            1.37%           1.40%             1.15%              7.19%             7.39%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

--------------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                  INVESTMENTS & CASH
--------------------------------------------------------
Corporate Bonds and Notes                   40.04%
Commercial Paper                            24.56
Foreign Corporate Bonds and Notes           16.38
Asset-Backed Securities                     11.97
U.S. Government Agency Mortgage-
   Backed Securities                         4.35
Mortgage-Backed Securities                   1.30
U.S. Government Notes                        0.78
Certificate of Deposit                       0.29
U.S. Treasury Bills                          0.29
Cash                                         0.04
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
CREDIT QUALITY(1)                     INVESTMENTS & CASH
--------------------------------------------------------
Government and Agency                        5.42%
AAA                                          7.12
AA+                                          1.84
AA                                           0.67
AA-                                          3.67
A+                                           6.04
A                                            7.28
A-                                           9.86
BBB+                                        16.20
BBB                                          9.62
BBB-                                         1.62
Not Rated                                   30.62
Cash                                         0.04
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                         INVESTMENTS
--------------------------------------------------------
ETP Legacy, L.P., 0.61% - 0.69%,
   11/02/2020                                0.87%
U.S. Treasury Note, 1.50%, 11/30/2021        0.78
Flagship Credit Auto Trust,
   Series 2020-4, Class A                    0.62
TransCanada PipeLines Ltd.                   0.60
Verizon Owner Trust, Series 2020-B,
   Class A                                   0.57
CVS Health Corp.                             0.50
Enbridge Energy Partners, L.P.               0.50
Nutrien Ltd.                                 0.50
Verizon Communications, Inc., 3 Mo.
   LIBOR + 1.00%                             0.49
Government National Mortgage Association,
   Series 2020-144, Class GP                 0.49
                                           -------
     Total                                   5.92%
                                           =======

-----------------------------
(1)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   AUGUST 5, 2014 - OCTOBER 31, 2020

            First Trust Enhanced         ICE BofA 0-1 Year
             Short Maturity ETF         U.S. Treasury Index
8/5/14            $10,000                     $10,000
10/31/14           10,016                      10,002
4/30/15            10,047                      10,011
10/31/15           10,045                      10,020
4/30/16            10,079                      10,045
10/31/16           10,139                      10,073
4/30/17            10,206                      10,096
10/31/17           10,289                      10,147
4/30/18            10,371                      10,207
10/31/18           10,486                      10,311
4/30/19            10,624                      10,449
10/31/19           10,767                      10,594
4/30/20            10,780                      10,732
10/31/20           10,912                      10,739


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust Enhanced Short Maturity ETF (the "Fund" or "FTSM"). In this capacity,
First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

TODD LARSON, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, FIRST TRUST
   INVESTMENT GRADE FIXED INCOME GROUP
JEREMIAH CHARLES - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, FIRST TRUST
   SECURITIZED PRODUCTS GROUP
JAMES SNYDER - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, FIRST TRUST
   SECURITIZED PRODUCTS GROUP
ERIC MAISEL, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, FIRST TRUST
   INVESTMENT GRADE FIXED INCOME GROUP

                                   COMMENTARY

The Fund is an actively-managed exchange-traded fund ("ETF"). Its investment objective is to seek current income, consistent with preservation of capital and daily liquidity.

MARKET RECAP

The front-end of the U.S. bond market improved over the 12 month-period ended
October 31, 2020. The ICE BofA 0-1 Year U.S. Treasury Index and ICE BofA 0-1
Year U.S. Corporate Index, two broad measures of market performance, had returns of 1.37% and 1.99%, respectively, for the period. However, those returns were earned through turbulence the market and economy had not witnessed since the
2008-2009 Global Financial Crisis ("GFC").

Solid estimates for 2020 growth abounded to start the year, only to be abruptly undone in March 2020 as the outbreak of the coronavirus ("COVID-19") upended markets and whole economies. Investor sentiment eroded sharply, and markets turned extraordinarily volatile. Industry-wide demand for cash led to forced selling, subsequently causing severe illiquidity in all markets, including in
Treasuries and agency mortgage-backed securities. By mid-March, spreads on all credit sectors had quickly gapped out to levels not seen since the GFC. A potential liquidity crisis in U.S. credit markets was headed off by the U.S.
Federal Reserve (the "Fed"), which slashed interest rates and unleashed an array of programs designed to ensure the flow of credit in the private and public sectors. Meanwhile, Congress enacted a fiscal stimulus bill valued at $2 trillion, a sum equal to nearly 10% of the U.S. gross domestic product ("GDP"), in an effort to support businesses, employees, and households. Collectively, these measures proved to be a game-changer for the market and the result was a rapid improvement in sentiment and asset prices.

Over the subsequent months of the reporting period, credit spreads in front-end bond markets improved and returned to levels seen in January-February 2020.
During this time, issuance of new bonds increased to record levels as many high-quality companies issued long-term debt to weather the uncertain outlook.
New issuance was easily absorbed as investors sought higher yields amid falling interest rates and low yields on U.S. Treasury bonds. In aggregate, high-grade bond funds and ETFs reported inflows for every week between the beginning of
April through the end of October.

Having re-established the Zero Interest Rate Policy regime in the wake of the pandemic, the Fed also adopted a new, flexible average-inflation-targeting framework during the third quarter of 2020. We expect this to result in policy rates remaining at low levels for another two or three years. The Fed's policy announcement came as the U.S. economy is rebounding from the sharp pullback experienced in the first half of 2020. While the labor market has yet to fully heal, employment has continued to bounce back. Non-farm payrolls recouped 12 million jobs from April through October and retail sales were also robust, doubtlessly aided by economic stimulus measures. As the reporting period came to a close, it was reported U.S. economic growth jumped to an annualized rate of
33.1% in the third quarter, up from -31.4% in the second quarter and -5.0% in the first quarter.

PERFORMANCE ANALYSIS

The Fund's net asset value ("NAV") and market performance for the 12-month period ended October 31, 2020 was 1.34%, versus the ICE BofA 0-1 Year U.S.
Treasury Index's (the "Benchmark") return of 1.37%. The distribution declared on
October 29, 2020 of $0.035 represented an annualized distribution rate of 0.70%
based on the Fund's closing market price of $60.04 on October 30, 2020. The
Fund's distribution rate is not constant and is subject to change over time based on market conditions and performance of the Fund.

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

The allocation to securitized debt was a source of outperformance with the best results coming from Agency collateralized mortgage-backed obligations ("CMOs"),
Agency commercial mortgage-backed securities ("CMBS"), and Auto asset-backed securities ("ABS"). The Fund's relatively small allocation to Treasury securities was another contributor to outperformance versus the Benchmark. On the other hand, cash equivalents and corporate bonds moderately underperformed on a relative basis. Within corporates, the leading detractor was investments in the Energy sector. Holdings in ten other corporate sectors positively contributed to relative performance including finance companies, electric utilities, consumer non-cyclicals, and banking. From a rating quality perspective, "A" rated corporate bonds delivered slightly better returns compared to "BBB" rated corporate bonds.

Throughout the 12-month period ended October 31, 2020, the Fund maintained a diversified allocation with an emphasis on securities having a high level of liquidity. Overall credit risk was kept low as the investment strategy focused on high quality, short-term holdings. The Fund's weighted average maturity was kept around one year and weighted average effective duration between 0.3 and 0.6 years.

MARKET AND FUND OUTLOOK

Despite uncertainty surrounding COVID-19, our outlook for the front-end fixed income markets and economy is generally positive. We anticipate drug companies will successfully produce vaccines and therapies for COVID-19 in the near term and that those will serve as catalysts for a return to more normal social behavior and more rapid economic growth. From a policy perspective, we expect lawmakers to provide another round of fiscal stimulus to support households and small businesses. We also believe the Fed will continue to anchor the front-end of the Treasury yield curve and short-term funding rates by keeping the Fed
Funds rate at zero.

As a result, our outlook is the economy will continue to recover and that has supportive implications for credit fundamentals. We are also encouraged by the strong technical backdrop seen in the front-end given steady flows into funds and ETFs.

From a strategy perspective, as we head into the closing months of 2020, we believe credit spreads reflect a great deal of this positive outlook and, as such, we are cautious about increasing risk exposures significantly. Because our outlook is for anchored front-end rates, we do not believe yield curve positioning will have a material impact on performance. Credit spreads are a different matter and we await opportunities to initiate positions at more attractive levels. In the corporate space, we remain focused on lending to leading companies with relatively noncyclical revenues, robust free cash flow, durable balance sheets, multiple degrees of freedom, and prudent management. We believe high quality mortgage-backed and asset-backed securities represent some of the best opportunities in the front-end at this time, given falling unemployment and our expectation that fiscal stimulus measures will continue supporting household balance sheets. As always, capital preservation remains a focus and we expect to maintain a laddered maturity profile of commercial paper to support liquidity and stable NAV, although low yields in the very front end of the curve remain a challenge.

As we evaluate new investment opportunities, our research will seek to identify opportunities that we believe offer the best risk/reward balance, and decisions will continue to be based on the analysis of data that results in sound, evidence-based conclusions.


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust Enhanced Short Maturity ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING           ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE     ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                    MAY 1, 2020     OCTOBER 31, 2020     PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
Actual                                               $1,000.00         $1,012.20            0.36%             $1.82
Hypothetical (5% return before expenses)             $1,000.00         $1,023.33            0.36%             $1.83


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to the Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2020 through October 31, 2020), multiplied by 184/366 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES -- 40.3%

                  AEROSPACE/DEFENSE -- 0.2%
$     10,000,000  L3Harris Technologies, Inc......................................      4.95%        02/15/21    $     10,033,279
       1,492,000  Northrop Grumman Corp...........................................      2.55%        10/15/22           1,551,829
                                                                                                                 ----------------
                                                                                                                       11,585,108
                                                                                                                 ----------------
                  AGRICULTURE -- 1.1%
      12,648,000  Altria Group, Inc...............................................      4.75%        05/05/21          12,937,894
      15,000,000  Altria Group, Inc...............................................      2.85%        08/09/22          15,620,907
      12,452,000  BAT Capital Corp., 3 Mo. LIBOR + 0.88% (a)......................      1.16%        08/15/22          12,520,742
       1,550,000  Philip Morris International, Inc................................      2.38%        08/17/22           1,603,631
      12,960,000  Reynolds American, Inc..........................................      4.00%        06/12/22          13,687,731
                                                                                                                 ----------------
                                                                                                                       56,370,905
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 4.7%
       3,800,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.47% (a)......................................      0.70%        01/08/21           3,803,351
       3,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.35% (a)......................................      0.60%        06/11/21           3,006,023
       2,000,000  American Honda Finance Corp., Medium-Term Note..................      0.40%        10/21/22           2,000,392
      20,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.37% (a)......................................      0.61%        05/10/23          20,018,749
      10,925,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.41% (a) (b).................      0.63%        04/12/21          10,939,933
       4,400,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b).................      0.75%        08/13/21           4,409,222
         565,000  BMW US Capital LLC (b)..........................................      1.85%        09/15/21             571,650
       5,730,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.43% (a) (b)................................................      0.69%        02/12/21           5,732,804
         640,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.45% (a) (b)................................................      0.71%        02/22/21             640,496
       5,130,000  Daimler Finance North America LLC (b)...........................      3.35%        05/04/21           5,203,449
       5,000,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.67% (a) (b)................................................      0.92%        11/05/21           5,012,210
       7,000,000  Daimler Finance North America LLC (b)...........................      3.75%        11/05/21           7,218,718
       2,000,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.90% (a) (b)................................................      1.18%        02/15/22           2,013,380
       5,000,000  Daimler Finance North America LLC (b)...........................      1.75%        03/10/23           5,105,993
       3,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                     0.54% (a)....................................................      0.79%        11/06/20           3,000,051
      11,270,000  General Motors Financial Co., Inc...............................      4.20%        03/01/21          11,354,578
      13,401,000  General Motors Financial Co., Inc...............................      3.20%        07/06/21          13,583,138
       6,763,000  General Motors Financial Co., Inc...............................      4.38%        09/25/21           6,973,048
       8,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                     1.10% (a)....................................................      1.35%        11/06/21           7,998,394
       4,000,000  General Motors Financial Co., Inc...............................      4.20%        11/06/21           4,121,871
      12,736,000  Hyundai Capital America (b).....................................      3.95%        02/01/22          13,202,979
       6,885,000  Hyundai Capital America (b).....................................      2.38%        02/10/23           7,086,727
       6,910,000  Hyundai Capital America (b).....................................      1.25%        09/18/23           6,931,062
       1,050,000  Nissan Motor Acceptance Corp. (b)...............................      1.90%        09/14/21           1,054,933
       1,800,000  PACCAR Financial Corp., Medium-Term Note........................      2.25%        02/25/21           1,811,359
       2,000,000  PACCAR Financial Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.26% (a)............................................      0.50%        05/10/21           2,002,790
       4,000,000  Toyota Motor Credit Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.28% (a)............................................      0.50%        04/13/21           4,004,853
      15,000,000  Toyota Motor Credit Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.29% (a)............................................      0.51%        10/07/21          15,033,804


Page 8                  See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  AUTO MANUFACTURERS (CONTINUED)
$      9,677,000  Toyota Motor Credit Corp., Medium-Term Note.....................      1.80%        10/07/21    $      9,816,460
      10,000,000  Toyota Motor Credit Corp., Medium-Term Note.....................      1.15%        05/26/22          10,127,597
      18,370,000  Volkswagen Group of America Finance LLC, 3 Mo.
                     LIBOR + 0.77% (a) (b)........................................      1.02%        11/13/20          18,373,675
      10,000,000  Volkswagen Group of America Finance LLC, 3 Mo.
                     LIBOR + 0.86% (a) (b)........................................      1.08%        09/24/21          10,048,070
      11,828,000  Volkswagen Group of America Finance
                     LLC (b)......................................................      2.50%        09/24/21          12,038,479
       1,931,000  Volkswagen Group of America Finance LLC (b).....................      4.00%        11/12/21           1,999,373
       7,253,000  Volkswagen Group of America Finance LLC (b).....................      2.90%        05/13/22           7,491,485
       1,202,000  Volkswagen Group of America Finance LLC (b).....................      2.70%        09/26/22           1,246,219
                                                                                                                 ----------------
                                                                                                                      244,977,315
                                                                                                                 ----------------
                  BANKS -- 8.0%
       6,239,000  Bank of America Corp., 3 Mo. LIBOR + 0.38% (a)..................      0.59%        01/23/22           6,242,743
       5,000,000  Bank of America Corp. (c).......................................      2.74%        01/23/22           5,026,364
       5,000,000  Bank of America Corp., Global Medium-Term Note,
                     3 Mo. LIBOR + 1.42% (a)......................................      1.64%        04/19/21           5,031,496
      20,447,000  Bank of America Corp., Global Medium-Term Note (c)..............      2.82%        07/21/23          21,207,811
      18,560,000  Bank of America Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.65% (a)............................................      0.88%        06/25/22          18,624,135
      12,000,000  Bank of America Corp., Medium-Term Note (c).....................      0.81%        10/24/24          12,017,071
       3,385,000  Capital One N.A., 3 Mo. LIBOR + 0.82% (a).......................      1.06%        08/08/22           3,410,313
       9,505,000  Capital One N.A.................................................      2.15%        09/06/22           9,784,413
      10,760,000  Citibank N.A., 3 Mo. LIBOR + 0.35% (a)..........................      0.61%        02/12/21          10,767,415
      15,000,000  Citibank N.A., 3 Mo. LIBOR + 0.60% (a)..........................      0.85%        05/20/22          15,037,767
       1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)........................      1.40%        08/02/21           1,008,284
       2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)........................      1.32%        12/08/21           2,019,135
       9,959,000  Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)........................      1.17%        04/25/22          10,062,830
       5,000,000  Citigroup, Inc., SOFR + 0.87% (a)...............................      0.96%        11/04/22           5,025,776
       9,440,000  Citigroup, Inc. (c).............................................      2.31%        11/04/22           9,612,577
       5,500,000  Citigroup, Inc. (c).............................................      2.88%        07/24/23           5,709,268
       3,000,000  Citigroup, Inc. (c).............................................      1.68%        05/15/24           3,074,298
       2,250,000  Citizens Bank N.A./Providence RI, Medium-Term Note..............      2.55%        05/13/21           2,272,549
       5,000,000  Fifth Third Bancorp.............................................      2.60%        06/15/22           5,167,641
       7,725,000  Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR +
                     0.44% (a)....................................................      0.65%        07/26/21           7,744,189
       6,000,000  Goldman Sachs Group, (The), Inc.................................      2.60%        12/27/20           6,020,488
      10,308,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     1.17% (a)....................................................      1.45%        11/15/21          10,312,196
       5,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     1.11% (a)....................................................      1.32%        04/26/22           5,019,192
       5,000,000  Goldman Sachs Group, (The), Inc.................................      3.00%        04/26/22           5,061,965
      11,500,000  Goldman Sachs Group, (The), Inc. (c)............................      2.88%        10/31/22          11,774,807
      10,000,000  Goldman Sachs Group, (The), Inc. (c)............................      2.91%        07/24/23          10,388,933
      15,970,000  JPMorgan Chase & Co. (c)........................................      3.51%        06/18/22          16,273,483
      10,365,000  JPMorgan Chase & Co.............................................      2.97%        01/15/23          10,689,008
       6,935,000  JPMorgan Chase & Co. (c)........................................      2.78%        04/25/23           7,176,906
       9,053,000  JPMorgan Chase & Co. (c)........................................      1.51%        06/01/24           9,252,818
       3,300,000  KeyBank N.A./Cleveland OH, 3 Mo. LIBOR +
                     0.81% (a)....................................................      1.07%        11/22/21           3,325,329
      15,784,000  Morgan Stanley, 3 Mo. LIBOR + 1.18% (a).........................      1.40%        01/20/22          15,818,184
       5,815,000  Morgan Stanley..................................................      2.75%        05/19/22           6,023,419


                        See Notes to Financial Statements                 Page 9


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$     11,000,000  Morgan Stanley, Global Medium-Term Note, 3 Mo.
                     LIBOR + 1.40% (a)............................................      1.61%        04/21/21    $     11,068,342
       5,333,000  Morgan Stanley, Global Medium-Term Note.........................      2.50%        04/21/21           5,386,703
      25,000,000  Morgan Stanley, Global Medium-Term Note, SOFR +
                     0.70% (a)....................................................      0.79%        01/20/23          25,091,222
       5,000,000  Morgan Stanley, Global Medium-Term Note.........................      3.13%        01/23/23           5,287,032
       4,900,000  National Securities Clearing Corp. (b)..........................      1.20%        04/23/23           4,995,235
       3,990,000  State Street Corp. (b) (c)......................................      2.83%        03/30/23           4,126,194
      10,000,000  Truist Bank, 3 Mo. LIBOR + 0.59% (a)............................      0.87%        05/17/22          10,059,943
       3,000,000  Truist Bank, SOFR + 0.73% (a)...................................      0.82%        03/09/23           3,024,615
       2,852,000  Truist Financial Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.22% (a)............................................      0.43%        02/01/21           2,852,988
      12,137,000  Truist Financial Corp., Medium-Term Note........................      3.05%        06/20/22          12,640,990
       2,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR +
                     0.32% (a)....................................................      0.53%        04/26/21           2,002,311
       6,952,000  Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (a)......................      1.18%        02/11/22           6,966,628
      17,857,000  Wells Fargo & Co................................................      3.07%        01/24/23          18,400,098
       5,000,000  Wells Fargo & Co., Medium-Term Note.............................      3.00%        01/22/21           5,028,049
      10,000,000  Wells Fargo & Co., Medium-Term Note.............................      3.50%        03/08/22          10,414,105
      10,646,000  Wells Fargo Bank N.A. (c).......................................      2.08%        09/09/22          10,796,840
                                                                                                                 ----------------
                                                                                                                      414,124,098
                                                                                                                 ----------------
                  BEVERAGES -- 0.4%
      20,254,000  Keurig Dr Pepper, Inc...........................................      3.55%        05/25/21          20,619,506
                                                                                                                 ----------------
                  BIOTECHNOLOGY -- 0.4%
       5,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.15% (a)..................      0.37%        09/17/21           5,003,627
       3,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (a)..................      0.74%        09/29/23           3,005,328
      10,000,000  Gilead Sciences, Inc............................................      0.75%        09/29/23          10,025,830
                                                                                                                 ----------------
                                                                                                                       18,034,785
                                                                                                                 ----------------
                  CHEMICALS -- 0.2%
      10,527,000  DuPont de Nemours, Inc., 3 Mo. LIBOR + 0.71% (a)................      0.99%        11/15/20          10,529,523
                                                                                                                 ----------------
                  COMMERCIAL SERVICES -- 0.2%
         788,000  Equifax, Inc....................................................      2.30%        06/01/21             795,228
       7,561,000  Global Payments, Inc............................................      3.80%        04/01/21           7,648,616
                                                                                                                 ----------------
                                                                                                                        8,443,844
                                                                                                                 ----------------
                  COMPUTERS -- 0.8%
       3,000,000  Apple, Inc......................................................      1.55%        08/04/21           3,025,981
       7,000,000  Apple, Inc......................................................      0.75%        05/11/23           7,072,859
      19,905,000  Hewlett Packard Enterprise Co., 3 Mo. LIBOR +
                     0.68% (a)....................................................      0.93%        03/12/21          19,938,584
       3,000,000  Hewlett Packard Enterprise Co., 3 Mo. LIBOR +
                     0.72% (a)....................................................      0.95%        10/05/21           3,000,410
      10,000,000  International Business Machines Corp., 3 Mo. LIBOR +
                     0.40% (a)....................................................      0.65%        05/13/21          10,019,498
                                                                                                                 ----------------
                                                                                                                       43,057,332
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 1.6%
       4,100,000  AIG Global Funding, 3 Mo. LIBOR + 0.65% (a) (b).................      0.87%        01/22/21           4,105,485
       3,235,000  AIG Global Funding (b)..........................................      3.35%        06/25/21           3,299,637
       4,000,000  AIG Global Funding (b)..........................................      0.80%        07/07/23           4,030,815
       1,000,000  Air Lease Corp..................................................      2.50%        03/01/21           1,006,518


Page 10                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$      6,000,000  American Express Co., 3 Mo. LIBOR + 0.53% (a)...................      0.81%        05/17/21    $      6,014,007
      11,000,000  American Express Co., 3 Mo. LIBOR + 0.60% (a)...................      0.85%        11/05/21          11,052,388
      14,495,000  American Express Co., 3 Mo. LIBOR + 0.62% (a)...................      0.87%        05/20/22          14,591,850
       8,226,000  Capital One Financial Corp......................................      3.45%        04/30/21           8,332,238
       7,667,000  Capital One Financial Corp......................................      2.60%        05/11/23           8,039,088
      10,505,000  Charles Schwab (The) Corp., 3 Mo. LIBOR + 0.32% (a).............      0.57%        05/21/21          10,518,342
       2,500,000  Intercontinental Exchange, Inc..................................      2.35%        09/15/22           2,585,445
      10,000,000  Intercontinental Exchange, Inc., 3 Mo. LIBOR +
                     0.65% (a)....................................................      0.90%        06/15/23          10,043,530
                                                                                                                 ----------------
                                                                                                                       83,619,343
                                                                                                                 ----------------
                  ELECTRIC -- 2.4%
      10,410,000  Alabama Power Co., Series 17A...................................      2.45%        03/30/22          10,697,527
       4,567,000  American Electric Power Co., Inc., Series I.....................      3.65%        12/01/21           4,721,853
       2,080,000  Appalachian Power Co............................................      4.60%        03/30/21           2,093,553
      11,000,000  Consolidated Edison Co. of New York Inc., Series C,
                     3 Mo. LIBOR + 0.40% (a)......................................      0.63%        06/25/21          11,022,429
      11,351,000  Consolidated Edison, Inc........................................      2.00%        05/15/21          11,440,177
       8,510,000  Dominion Energy, Inc., Series B.................................      2.75%        01/15/22           8,725,365
       2,342,000  Dominion Energy, Inc., Series C.................................      2.00%        08/15/21           2,368,609
       7,000,000  Dominion Energy, Inc., Series D, 3 Mo. LIBOR +
                     0.53% (a)....................................................      0.78%        09/15/23           7,020,560
      10,300,000  DTE Energy Co., Series B........................................      2.60%        06/15/22          10,642,545
       5,000,000  Duke Energy Corp., 3 Mo. LIBOR + 0.50% (a) (b)..................      0.76%        05/14/21           5,011,167
       3,170,000  Duke Energy Corp................................................      3.55%        09/15/21           3,233,757
       5,900,000  Duke Energy Corp., 3 Mo. LIBOR + 0.65% (a)......................      0.90%        03/11/22           5,935,722
       3,000,000  Duke Energy Florida LLC, Series A, 3 Mo. LIBOR +
                     0.25% (a)....................................................      0.48%        11/26/21           3,004,152
       5,000,000  Florida Power & Light Co., 3 Mo. LIBOR + 0.38% (a)..............      0.60%        07/28/23           5,002,544
       4,000,000  Georgia Power Co................................................      2.40%        04/01/21           4,027,426
       7,425,000  NextEra Energy Capital Holdings, Inc............................      2.40%        09/01/21           7,553,571
       4,520,000  NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR +
                     0.72% (a)....................................................      0.97%        02/25/22           4,555,943
       1,100,000  Public Service Enterprise Group, Inc............................      2.00%        11/15/21           1,116,706
       3,860,000  Public Service Enterprise Group, Inc............................      2.65%        11/15/22           4,033,647
      12,514,000  Southern (The) Co...............................................      2.35%        07/01/21          12,657,223
                                                                                                                 ----------------
                                                                                                                      124,864,476
                                                                                                                 ----------------
                  ELECTRONICS -- 0.6%
      19,563,000  Fortive Corp....................................................      2.35%        06/15/21          19,757,242
       2,000,000  Honeywell International, Inc., 3 Mo. LIBOR + 0.37% (a)..........      0.61%        08/08/22           2,008,272
       7,085,000  Roper Technologies, Inc.........................................      3.00%        12/15/20           7,084,351
       4,000,000  Roper Technologies, Inc.........................................      2.80%        12/15/21           4,099,648
                                                                                                                 ----------------
                                                                                                                       32,949,513
                                                                                                                 ----------------
                  ENVIRONMENTAL CONTROL -- 0.3%
      14,855,000  Waste Management, Inc...........................................      4.60%        03/01/21          14,904,177
                                                                                                                 ----------------
                  FOOD -- 0.4%
      13,477,000  General Mills, Inc., 3 Mo. LIBOR + 0.54% (a)....................      0.77%        04/16/21          13,499,893
       1,759,000  General Mills, Inc..............................................      3.15%        12/15/21           1,800,977
       5,348,000  Kroger (The) Co.................................................      2.60%        02/01/21           5,363,605
                                                                                                                 ----------------
                                                                                                                       20,664,475
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  GAS -- 0.7%
$     13,057,000  Dominion Energy Gas Holdings LLC................................      2.80%        11/15/20    $     13,066,498
      18,010,000  Dominion Energy Gas Holdings LLC, Series A, 3 Mo.
                     LIBOR + 0.60% (a)............................................      0.85%        06/15/21          18,066,959
       5,000,000  Southern California Gas Co., 3 Mo. LIBOR + 0.35% (a)............      0.57%        09/14/23           5,001,943
                                                                                                                 ----------------
                                                                                                                       36,135,400
                                                                                                                 ----------------
                  HEALTH CARE SERVICES -- 0.9%
      17,383,000  Anthem, Inc.....................................................      2.50%        11/21/20          17,402,244
       5,900,000  Anthem, Inc.....................................................      3.70%        08/15/21           6,007,460
       5,000,000  Anthem, Inc.....................................................      3.13%        05/15/22           5,206,669
       9,300,000  Humana, Inc.....................................................      2.50%        12/15/20           9,321,992
       1,001,000  UnitedHealth Group, Inc.........................................      2.13%        03/15/21           1,007,864
       6,156,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.26% (a)...............      0.51%        06/15/21           6,166,179
                                                                                                                 ----------------
                                                                                                                       45,112,408
                                                                                                                 ----------------
                  INSURANCE -- 3.5%
       1,000,000  Allstate (The) Corp., 3 Mo. LIBOR + 0.43% (a)...................      0.65%        03/29/21           1,001,662
       8,742,000  American International Group, Inc...............................      3.30%        03/01/21           8,806,668
      13,125,000  Athene Global Funding, 3 Mo. LIBOR + 1.23% (a) (b)..............      1.46%        07/01/22          13,222,781
       5,108,000  Athene Global Funding (b).......................................      3.00%        07/01/22           5,264,436
       9,640,000  Athene Global Funding (b).......................................      1.20%        10/13/23           9,658,350
      11,510,000  Jackson National Life Global Funding, 3 Mo. LIBOR +
                     0.48% (a) (b)................................................      0.73%        06/11/21          11,534,344
       4,200,000  MassMutual Global Funding II (b)................................      2.45%        11/23/20           4,205,732
      10,000,000  MassMutual Global Funding II (b)................................      0.85%        06/09/23          10,099,904
      25,000,000  MET Tower Global Funding, SOFR + 0.55% (a) (b)..................      0.64%        01/17/23          25,119,961
      10,000,000  Metropolitan Life Global Funding I, 3 Mo. LIBOR +
                     0.23% (a) (b)................................................      0.46%        01/08/21          10,004,750
       2,000,000  Metropolitan Life Global Funding I, SOFR +
                     0.57% (a) (b)................................................      0.66%        01/13/23           2,008,925
       5,000,000  Metropolitan Life Global Funding I (b)..........................      0.90%        06/08/23           5,056,347
       2,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      0.50%        01/28/21           2,001,233
      20,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      0.49%        01/21/22          20,053,584
      10,550,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.44% (a) (b)................................................      0.66%        07/12/22          10,606,260
      25,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      0.50%        01/10/23          24,994,829
       1,750,000  Principal Life Global Funding II (b)............................      2.63%        11/19/20           1,752,949
      14,300,000  Protective Life Global Funding, 3 Mo. LIBOR +
                     0.52% (a) (b)................................................      0.75%        06/28/21          14,349,864
                                                                                                                 ----------------
                                                                                                                      179,742,579
                                                                                                                 ----------------
                  INTERNET -- 0.1%
       6,633,000  TD Ameritrade Holding Corp., 3 Mo. LIBOR +
                     0.43% (a)....................................................      0.64%        11/01/21           6,657,005
                                                                                                                 ----------------
                  LODGING -- 0.3%
       1,850,000  Marriott International, Inc., 3 Mo. LIBOR + 0.65% (a)...........      0.90%        03/08/21           1,845,733
      13,405,000  Marriott International, Inc., Series Y, 3 Mo. LIBOR +
                     0.60% (a)....................................................      0.85%        12/01/20          13,397,329
                                                                                                                 ----------------
                                                                                                                       15,243,062
                                                                                                                 ----------------


Page 12                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  MACHINERY-CONSTRUCTION & MINING -- 0.7%
$      3,750,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.30% (a)......................................      0.55%        03/08/21    $      3,754,147
       6,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.23% (a)......................................      0.48%        03/15/21           6,005,598
       9,879,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.28% (a)......................................      0.53%        09/07/21           9,900,324
       3,000,000  Caterpillar Financial Services Corp., Medium-Term Note..........      0.95%        05/13/22           3,027,831
      15,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     Series I, 3 Mo. LIBOR + 0.39% (a)............................      0.67%        05/17/21          15,031,698
                                                                                                                 ----------------
                                                                                                                       37,719,598
                                                                                                                 ----------------
                  MACHINERY-DIVERSIFIED -- 0.5%
      15,000,000  John Deere Capital Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.49% (a)............................................      0.74%        06/13/22          15,106,153
      10,000,000  Otis Worldwide Corp., 3 Mo. LIBOR + 0.45% (a)...................      0.68%        04/05/23          10,003,142
                                                                                                                 ----------------
                                                                                                                       25,109,295
                                                                                                                 ----------------
                  MEDIA -- 0.8%
      22,810,000  NBCUniversal Enterprise, Inc., 3 Mo. LIBOR +
                     0.40% (a) (b)................................................      0.63%        04/01/21          22,846,517
       1,800,000  Time Warner Cable LLC...........................................      4.13%        02/15/21           1,803,739
       4,235,000  TWDC Enterprises 18 Corp........................................      2.30%        02/12/21           4,258,864
       5,000,000  Walt Disney (The) Co., 3 Mo. LIBOR + 0.25% (a)..................      0.50%        09/01/21           5,009,537
       5,000,000  Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)..................      0.64%        09/01/22           5,024,550
                                                                                                                 ----------------
                                                                                                                       38,943,207
                                                                                                                 ----------------
                  MINING -- 0.2%
       9,297,000  Newmont Corp....................................................      3.63%        06/09/21           9,426,470
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 0.1%
       1,000,000  General Electric Co., Medium-Term Note..........................      4.65%        10/17/21           1,040,348
       1,950,000  General Electric Co.............................................      2.70%        10/09/22           2,023,502
       3,070,000  General Electric Co., Global Medium-Term Note...................      3.15%        09/07/22           3,203,954
                                                                                                                 ----------------
                                                                                                                        6,267,804
                                                                                                                 ----------------
                  OIL & GAS -- 2.0%
       9,169,000  BP Capital Markets America, Inc., 3 Mo. LIBOR +
                     0.65% (a)....................................................      0.88%        09/19/22           9,182,483
       3,500,000  Chevron Corp., 3 Mo. LIBOR + 0.95% (a)..........................      1.23%        05/16/21           3,516,727
       2,235,000  Chevron Corp., 3 Mo. LIBOR + 0.48% (a)..........................      0.73%        03/03/22           2,247,100
      12,796,000  Chevron Corp....................................................      2.41%        03/03/22          13,114,874
       2,857,000  Chevron Corp....................................................      1.14%        05/11/23           2,908,769
      16,153,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a).....................      1.18%        05/15/22          16,252,114
       2,540,000  EOG Resources, Inc..............................................      4.10%        02/01/21           2,563,052
      10,000,000  Exxon Mobil Corp., 3 Mo. LIBOR + 0.33% (a)......................      0.61%        08/16/22          10,045,096
      10,568,000  Marathon Petroleum Corp.........................................      3.40%        12/15/20          10,577,414
      20,005,000  Marathon Petroleum Corp.........................................      5.13%        03/01/21          20,312,308
       7,419,000  Phillips 66, 3 Mo. LIBOR + 0.60% (a)............................      0.83%        02/26/21           7,420,096
       3,289,000  Pioneer Natural Resources Co....................................      3.45%        01/15/21           3,299,491
                                                                                                                 ----------------
                                                                                                                      101,439,524
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 3.4%
       2,460,000  AbbVie, Inc.....................................................      2.30%        05/14/21           2,481,354
       5,000,000  AbbVie, Inc., 3 Mo. LIBOR + 0.35% (a) (b).......................      0.60%        05/21/21           5,005,149


                        See Notes to Financial Statements                Page 13


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$      5,000,000  AbbVie, Inc., 3 Mo. LIBOR + 0.46% (a) (b).......................      0.73%        11/19/21    $      5,012,305
      18,715,000  AbbVie, Inc. (b)................................................      2.15%        11/19/21          19,054,379
      12,000,000  AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a) (b).......................      0.90%        11/21/22          12,057,968
       5,000,000  Bayer US Finance II LLC, 3 Mo. LIBOR +
                     0.63% (a) (b)................................................      0.86%        06/25/21           5,011,384
      21,157,000  Bayer US Finance II LLC (b).....................................      3.50%        06/25/21          21,522,673
      17,761,000  Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.20% (a)...............      0.48%        11/16/20          17,762,828
       6,255,000  Bristol-Myers Squibb Co.........................................      2.55%        05/14/21           6,331,853
       6,000,000  Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a)...............      0.66%        05/16/22           6,023,972
       5,600,000  Cigna Corp......................................................      3.40%        09/17/21           5,749,890
       1,000,000  Cigna Corp......................................................      3.90%        02/15/22           1,043,331
      11,000,000  Cigna Corp., Series WI, 3 Mo. LIBOR + 0.65% (a).................      0.90%        09/17/21          11,002,200
       6,000,000  CVS Health Corp., 3 Mo. LIBOR + 0.72% (a).......................      0.96%        03/09/21           6,012,177
      25,924,000  CVS Health Corp.................................................      3.35%        03/09/21          26,194,270
       6,631,000  CVS Health Corp.................................................      2.13%        06/01/21           6,688,777
       4,148,000  CVS Health Corp.................................................      3.50%        07/20/22           4,343,091
       2,500,000  Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (a)............      1.01%        11/30/20           2,500,553
       1,573,000  Express Scripts Holding Co......................................      2.60%        11/30/20           1,575,680
       6,961,000  Upjohn, Inc. (b)................................................      1.13%        06/22/22           7,026,413
       4,439,000  Zoetis, Inc.....................................................      3.25%        08/20/21           4,543,007
                                                                                                                 ----------------
                                                                                                                      176,943,254
                                                                                                                 ----------------
                  PIPELINES -- 1.0%
      25,577,000  Enbridge Energy Partners, L.P...................................      4.20%        09/15/21          26,166,892
      12,098,000  Enterprise Products Operating LLC...............................      2.80%        02/15/21          12,188,267
       6,442,000  Enterprise Products Operating LLC...............................      3.50%        02/01/22           6,687,139
       4,876,000  Southern Natural Gas Co. LLC / Southern Natural Issuing
                     Corp.........................................................      4.40%        06/15/21           4,941,907
                                                                                                                 ----------------
                                                                                                                       49,984,205
                                                                                                                 ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       5,483,000  Boston Properties, L.P..........................................      4.13%        05/15/21           5,541,407
                                                                                                                 ----------------
                  RETAIL -- 0.4%
       3,000,000  Home Depot (The), Inc...........................................      4.40%        04/01/21           3,020,479
       7,916,000  Lowe's Cos., Inc................................................      3.75%        04/15/21           7,971,931
      10,000,000  McDonald's Corp., Medium-Term Note, 3 Mo. LIBOR +
                     0.43% (a)....................................................      0.65%        10/28/21          10,035,611
         856,000  Starbucks Corp..................................................      2.10%        02/04/21             858,418
                                                                                                                 ----------------
                                                                                                                       21,886,439
                                                                                                                 ----------------
                  SEMICONDUCTORS -- 0.5%
      10,000,000  Intel Corp., 3 Mo. LIBOR + 0.35% (a)............................      0.60%        05/11/22          10,047,599
       8,572,000  Maxim Integrated Products, Inc..................................      3.38%        03/15/23           9,057,270
       5,000,000  Xilinx, Inc.....................................................      3.00%        03/15/21           5,039,327
                                                                                                                 ----------------
                                                                                                                       24,144,196
                                                                                                                 ----------------
                  SOFTWARE -- 1.1%
       5,177,000  Fidelity National Information Services, Inc.....................      3.50%        04/15/23           5,509,757
       8,387,000  Fiserv, Inc.....................................................      4.75%        06/15/21           8,543,166
      23,195,000  Infor, Inc. (b).................................................      1.45%        07/15/23          23,543,563
       5,500,000  Oracle Corp.....................................................      2.80%        07/08/21           5,596,403
       8,474,000  Oracle Corp.....................................................      1.90%        09/15/21           8,581,734
       6,000,000  Oracle Corp.....................................................      2.50%        10/15/22           6,253,105
                                                                                                                 ----------------
                                                                                                                       58,027,728
                                                                                                                 ----------------


Page 14                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  TELECOMMUNICATIONS -- 1.5%
$      7,940,000  AT&T, Inc., 3 Mo. LIBOR + 0.75% (a).............................      1.00%        06/01/21    $      7,970,329
      21,600,000  AT&T, Inc., 3 Mo. LIBOR + 0.95% (a).............................      1.19%        07/15/21          21,735,118
      12,118,000  AT&T, Inc.......................................................      3.00%        06/30/22          12,580,275
       9,049,000  Cisco Systems, Inc..............................................      2.90%        03/04/21           9,135,072
      25,385,000  Verizon Communications, Inc., 3 Mo. LIBOR +
                     1.00% (a)....................................................      1.24%        03/16/22          25,718,971
                                                                                                                 ----------------
                                                                                                                       77,139,765
                                                                                                                 ----------------
                  TRANSPORTATION -- 0.6%
       6,435,000  Ryder System, Inc., Medium-Term Note............................      3.50%        06/01/21           6,550,538
         350,000  Ryder System, Inc., Medium-Term Note............................      2.25%        09/01/21             354,714
       7,004,000  Union Pacific Corp..............................................      4.00%        02/01/21           7,004,000
      18,802,000  Union Pacific Corp..............................................      3.20%        06/08/21          19,117,997
                                                                                                                 ----------------
                                                                                                                       33,027,249
                                                                                                                 ----------------
                  TRUCKING & LEASING -- 0.6%
       7,365,000  Aviation Capital Group LLC, 3 Mo. LIBOR +
                     0.95% (a) (b)................................................      1.20%        06/01/21           7,258,990
       3,802,000  GATX Corp.......................................................      4.85%        06/01/21           3,892,623
       8,300,000  GATX Corp., 3 Mo. LIBOR + 0.72% (a).............................      0.97%        11/05/21           8,294,816
       9,163,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..........      3.65%        07/29/21           9,351,136
                                                                                                                 ----------------
                                                                                                                       28,797,565
                                                                                                                 ----------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................     2,082,032,560
                  (Cost $2,073,159,172)                                                                          ----------------



                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER -- 24.7%

                  AGRICULTURE -- 0.9%
      10,000,000  BAT International Finance PLC...................................      0.36%        11/06/20           9,999,514
      25,000,000  BAT International Finance PLC...................................      0.31%        11/23/20          24,995,416
      10,100,000  BAT International Finance PLC...................................      0.27%        12/02/20          10,097,652
                                                                                                                 ----------------
                                                                                                                       45,092,582
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 2.3%
       5,000,000  American Honda Finance Corp.....................................      0.26%        01/21/21           4,997,075
      15,000,000  American Honda Finance Corp.....................................      0.27%        01/27/21          14,990,212
       7,000,000  General Motors Financial Co., Inc...............................      0.46%        11/02/20           6,999,912
      10,000,000  General Motors Financial Co., Inc...............................      0.50%        11/13/20           9,998,333
       5,000,000  General Motors Financial Co., Inc...............................      0.71%        01/13/21           4,992,902
      10,000,000  General Motors Financial Co., Inc...............................      0.75%        01/20/21           9,983,333
      15,000,000  Harley-Davidson Financial Services, Inc.........................      0.27%        11/10/20          14,998,987
      15,000,000  Harley-Davidson Financial Services, Inc.........................      0.31%        11/17/20          14,998,000
      14,000,000  Harley-Davidson Financial Services, Inc.........................      0.33%        12/02/20          13,996,142
      10,000,000  Harley-Davidson Financial Services, Inc.........................      0.51%        01/11/21           9,990,137
      15,200,000  Hyundai Capital America.........................................      0.27%        01/13/21          15,191,678
                                                                                                                 ----------------
                                                                                                                      121,136,711
                                                                                                                 ----------------
                  BANKS -- 0.8%
      15,000,000  National Bank of Canada.........................................      0.13%        11/12/20          14,999,404
      25,000,000  National Securities Clearing Corp...............................      0.15%        12/03/20          24,996,667
                                                                                                                 ----------------
                                                                                                                       39,996,071
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  CHEMICALS -- 3.1%
$     20,000,000  Albemarle Corp..................................................      0.32%        11/12/20    $     19,998,105
      20,000,000  Dow Chemical (The) Co...........................................      0.19%        11/02/20          19,999,894
      10,000,000  Dow Chemical (The) Co...........................................      0.18%        11/04/20           9,999,850
      20,000,000  Dow Chemical (The) Co...........................................      0.21%        11/12/20          19,998,716
      11,700,000  Eastman Chemical Co.............................................      0.27%        11/06/20          11,699,561
      15,000,000  Eastman Chemical Co.............................................      0.31%        11/09/20          14,999,000
       5,000,000  Eastman Chemical Co.............................................      0.31%        11/20/20           4,999,208
      15,000,000  EI du Pont de Nemours and Co....................................      0.17%        12/04/20          14,997,663
      26,000,000  Nutrien Ltd.....................................................      0.18%        11/20/20          25,997,530
      20,000,000  Nutrien Ltd.....................................................      0.20%        12/16/20          19,995,000
                                                                                                                 ----------------
                                                                                                                      162,684,527
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 1.9%
      15,000,000  CNPC Finance HK Ltd.............................................      0.45%        11/04/20          14,999,450
      10,000,000  CNPC Finance HK Ltd.............................................      0.45%        11/16/20           9,998,166
      10,000,000  CNPC Finance HK Ltd.............................................      0.46%        11/18/20           9,997,875
      15,000,000  CNPC Finance HK Ltd.............................................      0.45%        11/30/20          14,994,683
      15,000,000  CNPC Finance HK Ltd.............................................      0.45%        12/08/20          14,993,063
      10,000,000  CNPC Finance HK Ltd.............................................      0.45%        12/10/20           9,995,233
      15,000,000  Intercontinental Exchange, Inc..................................      0.31%        11/17/20          14,997,999
      10,000,000  Intercontinental Exchange, Inc..................................      0.38%        01/14/21           9,992,393
                                                                                                                 ----------------
                                                                                                                       99,968,862
                                                                                                                 ----------------
                  ELECTRIC -- 2.0%
       9,000,000  Duke Energy Corp................................................      0.12%        11/04/20           8,999,910
      10,500,000  Duke Energy Corp................................................      0.15%        12/04/20          10,498,556
      20,000,000  Enel Finance America LLC........................................      0.33%        01/19/21          19,985,955
      15,000,000  Enel Finance America LLC........................................      0.42%        02/18/21          14,981,374
      10,000,000  Entergy Corp....................................................      0.21%        12/14/20           9,997,492
      10,000,000  Entergy Corp....................................................      0.26%        01/21/21           9,994,150
      10,000,000  Entergy Corp....................................................      0.25%        01/28/21           9,993,888
      18,500,000  Ontario Power Generation, Inc...................................      0.18%        11/03/20          18,499,815
                                                                                                                 ----------------
                                                                                                                      102,951,140
                                                                                                                 ----------------
                  ELECTRONICS -- 1.6%
      10,000,000  Jabil, Inc......................................................      0.71%        11/04/20           9,999,416
      20,000,000  Jabil, Inc......................................................      0.71%        11/05/20          19,998,444
      15,000,000  Jabil, Inc......................................................      0.71%        11/06/20          14,998,541
      20,000,000  Jabil, Inc......................................................      0.71%        11/09/20          19,996,887
      10,000,000  Jabil, Inc......................................................      0.70%        11/13/20           9,997,667
      10,000,000  Jabil, Inc......................................................      0.70%        11/19/20           9,996,550
                                                                                                                 ----------------
                                                                                                                       84,987,505
                                                                                                                 ----------------
                  FOOD -- 0.7%
      25,000,000  Conagra Brands, Inc.............................................      0.30%        11/17/20          24,996,666
      12,100,000  Smithfield Foods, Inc...........................................      0.20%        11/02/20          12,099,933
                                                                                                                 ----------------
                                                                                                                       37,096,599
                                                                                                                 ----------------
                  HEALTH CARE SERVICES -- 0.4%
      20,000,000  Humana, Inc.....................................................      0.26%        11/13/20          19,998,266
                                                                                                                 ----------------
                  MINING -- 1.2%
      20,000,000  Glencore Funding LLC............................................      0.41%        11/18/20          19,996,221
      10,000,000  Glencore Funding LLC............................................      0.42%        12/11/20           9,995,333
      10,000,000  Glencore Funding LLC............................................      0.54%        01/15/21           9,988,957
      20,000,000  Glencore Funding LLC............................................      0.54%        01/21/21          19,976,146
                                                                                                                 ----------------
                                                                                                                       59,956,657
                                                                                                                 ----------------


Page 16                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  OIL & GAS -- 5.9%
$     10,000,000  Canadian Natural Resources Ltd..................................      0.23%        11/05/20    $      9,999,744
       7,000,000  Canadian Natural Resources Ltd..................................      0.20%        11/09/20           6,999,689
      10,000,000  Canadian Natural Resources Ltd..................................      0.19%        11/10/20           9,999,525
      11,800,000  Canadian Natural Resources Ltd..................................      0.19%        11/19/20          11,798,879
      25,000,000  Canadian Natural Resources Ltd..................................      0.22%        11/20/20          24,997,097
      17,000,000  Eni Finance USA, Inc............................................  0.37% - 0.38%    01/14/21          16,987,212
      20,000,000  Eni Finance USA, Inc............................................      0.38%        01/20/21          19,983,552
      10,000,000  Eni Finance USA, Inc............................................      0.38%        01/26/21           9,991,160
      15,000,000  Exxon Mobil Corp................................................      0.40%        02/16/21          14,982,584
      10,000,000  Motiva Enterprises LLC..........................................      0.21%        11/10/20           9,999,475
      20,000,000  Motiva Enterprises LLC..........................................      0.20%        11/18/20          19,998,111
      20,000,000  Motiva Enterprises LLC..........................................      0.28%        12/09/20          19,994,089
      15,000,000  Shell International Finance B.V.................................      2.12%        02/03/21          14,918,867
      24,250,000  Sinopec Century Bright Capital Investment America LLC...........  0.31% - 0.36%    11/16/20          24,246,671
      25,000,000  Sinopec Century Bright Capital Investment America LLC...........      0.41%        12/16/20          24,987,498
      20,000,000  Sinopec Century Bright Capital Investment Ltd...................      0.39%        11/19/20          19,996,199
       8,000,000  Suncor Energy, Inc..............................................      0.22%        11/09/20           7,999,609
      19,000,000  Suncor Energy, Inc..............................................      0.25%        01/12/21          18,990,499
      10,000,000  Suncor Energy, Inc..............................................      0.26%        01/20/21           9,994,222
       9,500,000  Suncor Energy, Inc..............................................      0.26%        01/27/21           9,494,031
                                                                                                                 ----------------
                                                                                                                      306,358,713
                                                                                                                 ----------------
                  OIL & GAS SERVICES -- 0.4%
      22,000,000  Schlumberger Holdings Corp......................................      0.41%        02/11/21          21,975,044
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 1.0%
      25,000,000  Cigna Corp......................................................  0.23% - 0.26%    11/10/20          24,998,487
      14,500,000  Cigna Corp......................................................      0.24%        12/01/20          14,497,100
      10,000,000  Cigna Corp......................................................      0.24%        12/14/20           9,997,133
                                                                                                                 ----------------
                                                                                                                       49,492,720
                                                                                                                 ----------------
                  PIPELINES -- 1.8%
      45,000,000  ETP Legacy, L.P.................................................  0.61% - 0.69%    11/02/20          44,999,228
      31,000,000  TransCanada PipeLines Ltd.......................................  0.21% - 0.25%    12/15/20          30,991,554
      15,000,000  TransCanada PipeLines Ltd.......................................      0.30%        01/15/21          14,990,937
                                                                                                                 ----------------
                                                                                                                       90,981,719
                                                                                                                 ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.7%
      14,135,000  Alexandria Real Estate Equities, Inc............................      0.20%        11/04/20          14,134,764
      20,000,000  Alexandria Real Estate Equities, Inc............................      0.23%        11/18/20          19,997,828
                                                                                                                 ----------------
                                                                                                                       34,132,592
                                                                                                                 ----------------
                  TOTAL COMMERCIAL PAPER.......................................................................     1,276,809,708
                  (Cost $1,276,809,708)                                                                          ----------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES -- 16.5%

                  AEROSPACE/DEFENSE -- 0.1%
       4,822,000  BAE Systems PLC (b).............................................      4.75%        10/11/21           5,013,092
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 0.1%
       5,500,000  BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)...................      1.05%        08/12/22           5,536,783
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS -- 13.3%
$     16,095,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.41% (a) (b).................      0.63%        01/19/21    $     16,112,209
       7,158,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.57% (a) (b).................      0.82%        08/27/21           7,191,627
       5,000,000  ANZ New Zealand Int'l Ltd./London (b)...........................      2.75%        01/22/21           5,027,246
       2,500,000  ANZ New Zealand Int'l Ltd./London, 3 Mo. LIBOR +
                     1.00% (a) (b)................................................      1.22%        01/25/22           2,526,596
      12,090,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.46% (a) (b)........................................      0.74%        05/17/21          12,120,106
       3,000,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.99% (a) (b)........................................      1.24%        06/01/21           3,015,864
       4,000,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.49% (a) (b)........................................      0.74%        11/21/22           4,025,447
       6,130,000  Australia & New Zealand Banking Group Ltd., Medium-
                     Term Note....................................................      2.05%        11/21/22           6,340,226
       2,000,000  Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR +
                     0.79% (a)....................................................      1.04%        08/27/21           2,013,090
      13,026,000  Bank of Montreal, Medium-Term Note, Series D, 3 Mo.
                     LIBOR + 0.46% (a)............................................      0.68%        04/13/21          13,053,384
      17,867,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (a)..............      0.66%        04/20/21          17,900,562
       3,000,000  Bank of Nova Scotia (The).......................................      1.63%        05/01/23           3,082,017
       1,770,000  Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (a)......................      0.68%        01/11/21           1,770,787
       5,860,000  Barclays Bank PLC...............................................      2.65%        01/11/21           5,874,683
       3,181,000  Barclays Bank PLC...............................................      1.70%        05/12/22           3,241,404
       6,775,000  BNP Paribas S.A.................................................      5.00%        01/15/21           6,839,979
      15,000,000  BNP Paribas S.A., 3 Mo. LIBOR + 0.39% (a) (b)...................      0.63%        08/07/21          15,043,744
      25,000,000  BPCE S.A., Medium-Term Note, 3 Mo. LIBOR +
                     0.88% (a)....................................................      1.14%        05/31/22          25,266,022
      17,625,000  Canadian Imperial Bank of Commerce, SOFR +
                     0.80% (a)....................................................      0.89%        03/17/23          17,746,771
       7,000,000  Commonwealth Bank of Australia, 3 Mo. LIBOR +
                     0.70% (a) (b)................................................      0.95%        03/10/22           7,051,717
       5,200,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR +
                     0.43% (a)....................................................      0.64%        04/26/21           5,209,860
       2,100,000  Cooperatieve Rabobank UA/NY.....................................      3.13%        04/26/21           2,129,224
       9,816,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR +
                     0.83% (a)....................................................      1.05%        01/10/22           9,901,989
      20,000,000  Credit Agricole Corporate & Investment Bank S.A.,
                     Medium-Term Note, 3 Mo. LIBOR + 0.40% (a) (b)................      0.62%        05/03/21          20,036,482
       2,500,000  Credit Suisse AG/New York NY....................................      2.10%        11/12/21           2,544,373
       7,707,000  Credit Suisse AG/New York NY....................................      1.00%        05/05/23           7,805,104
      17,000,000  Credit Suisse Group Funding Guernsey Ltd........................      3.13%        12/10/20          17,047,363
       5,500,000  Credit Suisse Group Funding Guernsey Ltd., 3 Mo. LIBOR
                     + 2.29% (a)..................................................      2.51%        04/16/21           5,554,880
       1,125,000  Credit Suisse Group Funding Guernsey Ltd........................      3.45%        04/16/21           1,140,935
         500,000  Danske Bank A/S (b) (c).........................................      3.00%        09/20/22             508,841
       6,000,000  Danske Bank A/S (b).............................................      1.23%        06/22/24           6,063,842
      11,915,000  Danske Bank A/S, Medium-Term Note (b)...........................      2.80%        03/10/21          12,018,990
       2,500,000  Deutsche Bank AG/New York NY....................................      3.13%        01/13/21           2,510,694
      12,625,000  Deutsche Bank AG/New York NY....................................      3.15%        01/22/21          12,687,184
       6,000,000  DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b).......................      0.86%        12/02/22           6,048,669
       2,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (a)......................      2.49%        03/08/21           2,015,091
      17,000,000  HSBC Holdings PLC...............................................      3.40%        03/08/21          17,177,025
       3,000,000  HSBC Holdings PLC...............................................      5.10%        04/05/21           3,059,351


Page 18                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      2,980,000  ING Groep N.V., 3 Mo. LIBOR + 1.15% (a).........................      1.37%        03/29/22    $      3,011,072
       9,135,000  ING Groep N.V...................................................      3.15%        03/29/22           9,491,938
       6,000,000  ING Groep N.V., 3 Mo. LIBOR + 1.00% (a).........................      1.23%        10/02/23           6,089,603
       3,410,000  Lloyds Banking Group PLC, 3 Mo. LIBOR + 0.80% (a)...............      1.03%        06/21/21           3,424,641
      14,217,000  Lloyds Banking Group PLC........................................      3.10%        07/06/21          14,484,415
      10,000,000  Lloyds Banking Group PLC (c)....................................      2.86%        03/17/23          10,287,939
       8,712,000  Macquarie Bank Ltd. (b).........................................      6.63%        04/07/21           8,923,119
      19,221,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.65% (a)....................................................      0.86%        07/26/21          19,302,766
       1,500,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.92% (a)....................................................      1.18%        02/22/22           1,514,230
      13,685,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.79% (a)....................................................      1.00%        07/25/22          13,804,560
      10,991,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.74% (a)....................................................      0.98%        03/02/23          11,057,394
       6,000,000  Mitsubishi UFJ Financial Group, Inc.............................      3.76%        07/26/23           6,501,941
       3,635,000  Mitsubishi UFJ Financial Group, Inc. (c)........................      0.85%        09/15/24           3,641,645
         500,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR +
                     1.48% (a) (b)................................................      1.70%        04/12/21             503,284
       5,000,000  Mizuho Financial Group, Inc. (b)................................      2.63%        04/12/21           5,051,523
       9,200,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR +
                     1.14% (a)....................................................      1.39%        09/13/21           9,282,641
       1,000,000  National Australia Bank Ltd.....................................      3.38%        09/20/21           1,027,450
       5,000,000  National Australia Bank Ltd., 3 Mo. LIBOR +
                     0.41% (a) (b)................................................      0.66%        12/13/22           5,021,294
      12,820,000  National Bank of Canada (c).....................................      0.90%        08/15/23          12,901,085
       2,175,000  NatWest Markets PLC, 3 Mo. LIBOR + 1.40% (a) (b)................      1.62%        09/29/22           2,194,595
      13,980,000  Royal Bank of Canada, Global Medium-Term Note, 3 Mo.
                     LIBOR + 0.39% (a)............................................      0.60%        04/30/21          14,005,670
       9,000,000  Royal Bank of Canada, Global Medium-Term Note, 3 Mo.
                     LIBOR + 0.47% (a)............................................      0.68%        04/29/22           9,044,797
       1,875,000  Royal Bank of Canada, Global Medium-Term Note, 3 Mo.
                     LIBOR + 0.36% (a)............................................      0.58%        01/17/23           1,881,353
       1,042,000  Royal Bank of Canada, Medium-Term Note, 3 Mo. LIBOR
                     + 0.40% (a)..................................................      0.61%        01/25/21           1,042,979
       7,087,000  Santander UK Group Holdings PLC.................................      3.13%        01/08/21           7,121,219
       3,900,000  Santander UK PLC................................................      2.13%        11/03/20           3,900,000
       3,850,000  Santander UK PLC................................................      3.40%        06/01/21           3,917,947
       4,800,000  Skandinaviska Enskilda Banken AB (b)............................      2.63%        11/17/20           4,804,538
       1,000,000  Skandinaviska Enskilda Banken AB................................      2.63%        03/15/21           1,008,942
       9,000,000  Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR +
                     0.43% (a) (b)................................................      0.71%        05/17/21           9,020,638
       4,000,000  Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR +
                     0.65% (a) (b)................................................      0.89%        12/12/22           4,037,889
       1,000,000  Societe Generale S.A., 3 Mo. LIBOR + 1.33% (a) (b)..............      1.56%        04/08/21           1,005,756
       8,604,000  Standard Chartered PLC, 3 Mo. LIBOR + 1.20% (a) (b).............      1.45%        09/10/22           8,633,173
       9,975,000  Standard Chartered PLC, 3 Mo. LIBOR + 1.15% (a) (b).............      1.37%        01/20/23          10,007,626
       2,932,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.68% (a)....................................................      1.92%        03/09/21           2,947,995
       9,500,000  Sumitomo Mitsui Financial Group, Inc............................      2.93%        03/09/21           9,588,022
       7,328,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.11% (a)....................................................      1.34%        07/14/21           7,381,535


                        See Notes to Financial Statements                Page 19


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      4,674,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.14% (a)....................................................      1.36%        10/19/21    $      4,719,814
      11,758,000  Sumitomo Mitsui Financial Group, Inc............................      2.44%        10/19/21          11,999,988
       4,139,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     0.97% (a)....................................................      1.19%        01/11/22           4,175,811
       5,000,000  Svenska Handelsbanken AB (b)....................................      0.63%        06/30/23           5,018,642
       4,500,000  Svenska Handelsbanken AB, Medium-Term Note......................      2.45%        03/30/21           4,540,569
       3,500,000  Svenska Handelsbanken AB, Medium-Term Note, 3 Mo.
                     LIBOR + 0.47% (a)............................................      0.73%        05/24/21           3,509,379
      25,000,000  Toronto-Dominion Bank (The), Medium-Term Note, 3 Mo.
                     LIBOR + 0.30% (a)............................................      0.51%        07/30/21          25,046,628
       6,800,000  UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)......................      0.73%        12/01/20           6,800,629
      11,482,000  UBS AG/London (b)...............................................      1.75%        04/21/22          11,690,421
      15,681,000  UBS Group AG, 3 Mo. LIBOR + 1.53% (a) (b).......................      1.74%        02/01/22          15,944,595
       5,800,000  UBS Group AG (b) (c)............................................      1.01%        07/30/24           5,825,560
       6,000,000  UBS Group Funding Switzerland AG, 3 Mo. LIBOR +
                     1.78% (a) (b)................................................      2.00%        04/14/21           6,045,012
       8,261,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (a)..................      0.55%        01/25/21           8,266,607
       8,275,000  Westpac Banking Corp............................................      2.65%        01/25/21           8,320,703
       5,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..................      0.94%        06/28/22           5,046,710
       7,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (a)..................      0.61%        01/13/23           7,037,284
                                                                                                                 ----------------
                                                                                                                      689,558,944
                                                                                                                 ----------------
                  BEVERAGES -- 0.1%
       3,400,000  Heineken N.V. (b)...............................................      2.75%        04/01/23           3,560,360
       3,561,000  Pernod Ricard S.A. (b)..........................................      5.75%        04/07/21           3,640,993
                                                                                                                 ----------------
                                                                                                                        7,201,353
                                                                                                                 ----------------
                  CHEMICALS -- 0.1%
       5,575,000  Nutrien Ltd.....................................................      1.90%        05/13/23           5,755,489
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 0.1%
       5,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation
                     Trust........................................................      4.50%        05/15/21           5,089,261
                                                                                                                 ----------------
                  HEALTH CARE PRODUCTS -- 0.3%
      14,880,000  DH Europe Finance II Sarl.......................................      2.05%        11/15/22          15,356,947
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 0.2%
       9,200,000  Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR +
                     0.61% (a) (b)................................................      0.85%        03/16/22           9,257,137
                                                                                                                 ----------------
                  OIL & GAS -- 0.7%
      10,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.25% (a).................      0.51%        11/24/20          10,002,158
       2,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a).................      1.11%        09/16/21           2,012,272
      12,466,000  BP Capital Markets PLC..........................................      2.50%        11/06/22          12,976,840
       2,730,000  Canadian Natural Resources Ltd..................................      3.45%        11/15/21           2,788,424
       6,909,000  Suncor Energy, Inc..............................................      2.80%        05/15/23           7,224,308
                                                                                                                 ----------------
                                                                                                                       35,004,002
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 1.0%
      13,475,000  AstraZeneca PLC.................................................      2.38%        11/16/20          13,485,989
      19,937,000  Mylan N.V.......................................................      3.15%        06/15/21          20,226,842
      13,406,000  Shire Acquisitions Investments Ireland DAC......................      2.40%        09/23/21          13,624,294
       2,647,000  Takeda Pharmaceutical Co. Ltd...................................      4.00%        11/26/21           2,738,690
                                                                                                                 ----------------
                                                                                                                       50,075,815
                                                                                                                 ----------------


Page 20                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  SEMICONDUCTORS -- 0.2%
$      8,530,000  Broadcom Corp. / Broadcom Cayman Finance Ltd....................      2.65%        01/15/23    $      8,874,655
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 0.3%
      15,000,000  Telefonica Emisiones S.A........................................      5.46%        02/16/21          15,212,944
                                                                                                                 ----------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................       851,936,422
                  (Cost $848,381,640)                                                                            ----------------

ASSET-BACKED SECURITIES -- 12.0%

                  American Credit Acceptance Receivables Trust
      12,796,388     Series 2020-3, Class A (b)...................................      0.62%        10/13/23          12,803,195
      25,000,000     Series 2020-4, Class A (b)...................................      0.53%        03/13/24          25,007,383
                  Ameriquest Mortgage Securities, Inc.
           3,794     Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (a)............      1.12%        10/25/34               3,799
                  Avis Budget Rental Car Funding AESOP LLC
       4,146,667     Series 2015-2A, Class A (b)..................................      2.63%        12/20/21           4,153,651
      15,815,000     Series 2016-1A, Class A (b)..................................      2.99%        06/20/22          15,953,755
       8,060,000     Series 2016-2A, Class A (b)..................................      2.72%        11/20/22           8,168,568
                  BMW Vehicle Lease Trust
       2,432,375     Series 2018-1, Class A3......................................      3.26%        07/20/21           2,441,399
                  BMW Vehicle Owner Trust
         552,307     Series 2018-A, Class A3......................................      2.35%        04/25/22             554,570
                  California Republic Auto Receivables Trust
         313,054     Series 2017-1, Class A4......................................      2.28%        06/15/22             313,773
                  Canadian Pacer Auto Receivables Trust
       2,413,391     Series 2018-1A, Class A3 (b).................................      3.00%        11/19/21           2,420,996
       3,287,241     Series 2019-1A, Class A2 (b).................................      2.78%        03/21/22           3,299,402
                  Carmax Auto Owner Trust
         327,008     Series 2017-3, Class A3......................................      1.97%        04/15/22             328,013
      15,000,000     Series 2020-3, Class A2A.....................................      0.49%        06/15/23          15,022,457
                  Carvana Auto Receivables Trust
       2,023,104     Series 2019-4A, Class A2 (b).................................      2.20%        07/15/22           2,029,703
                  Countrywide Asset-Backed Certificates
       1,434,406     Series 2004-SD4, Class M1, 1 Mo. LIBOR +
                     0.75% (a) (b)................................................      0.90%        12/25/34           1,436,011
                  Dell Equipment Finance Trust
         887,159     Series 2019-2, Class A2 (b)..................................      1.95%        12/22/21             893,669
      23,750,000     Series 2020-2, Class A2 (b)..................................      0.47%        10/24/22          23,800,070
                  DT Auto Owner Trust
      14,866,898     Series 2020-3A, Class A (b)..................................      0.54%        04/15/24          14,879,348
                  Element Rail Leasing I LLC
         669,736     Series 2014-1A, Class A1 (b).................................      2.30%        04/19/44             671,551
                  Exeter Automobile Receivables Trust
      16,500,000     Series 2020-3A, Class A2.....................................      0.46%        10/17/22          16,505,516
      11,000,000     Series 2020-3A, Class A3.....................................      0.52%        10/16/23          11,007,174
                  Flagship Credit Auto Trust
      32,000,000     Series 2020-4, Class A (b)...................................      0.53%        04/15/25          32,038,557
                  Ford Credit Auto Lease Trust
       1,268,162     Series 2018-B, Class A3......................................      3.19%        12/15/21           1,271,605
       7,589,805     Series 2019-A, Class A3......................................      2.90%        05/15/22           7,651,302
      17,450,000     Series 2020-A, Class A3......................................      1.85%        03/15/23          17,715,366
       5,750,000     Series 2020-B, Class A2A.....................................      0.50%        12/15/22           5,757,751
                  Ford Credit Auto Owner Trust
         285,610     Series 2019-A, Class A2A.....................................      2.78%        02/15/22             286,294
       8,185,382     Series 2019-C, Class A2A.....................................      1.88%        07/15/22           8,232,562


                        See Notes to Financial Statements                Page 21


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Foursight Capital Automobile Receivables Trust
$      3,276,686     Series 2019-1, Class A2 (b)..................................      2.58%        03/15/23    $      3,292,591
      13,612,873     Series 2020-1, Class A2 (b)..................................      1.97%        09/15/23          13,737,928
                  GM Financial Automobile Leasing Trust
          75,410     Series 2018-3, Class A3......................................      3.18%        06/21/21              75,517
       8,332,000     Series 2018-3, Class B.......................................      3.48%        07/20/22           8,385,643
       5,061,315     Series 2019-1, Class A3......................................      2.98%        12/20/21           5,095,445
         639,000     Series 2019-1, Class B.......................................      3.37%        12/20/22             651,674
                  GSAA Home Equity Trust
         764,278     Series 2005-MTR1, Class A4, 1 Mo. LIBOR +
                        0.37% (a).................................................      0.52%        10/25/35             755,916
                  GTE Auto Receivables Trust
       8,917,461     Series 2019-1, Class A2 (b)..................................      2.17%        12/15/22           8,976,855
                  Honda Auto Receivables Owner Trust
       9,417,324     Series 2020-1, Class A2......................................      1.63%        10/21/22           9,484,745
                  HPEFS Equipment Trust
      11,000,000     Series 2020-1A, Class A2 (b).................................      1.73%        02/20/30          11,093,225
                  Hyundai Auto Lease Securitization Trust
       1,100,000     Series 2018-B, Class A4 (b)..................................      3.20%        06/15/22           1,104,537
      15,250,000     Series 2020-B, Class A3 (b)..................................      0.51%        09/15/23          15,283,407
                  Mercedes-Benz Auto Lease Trust
      10,771,974     Series 2019-B, Class A2......................................      2.01%        12/15/21          10,805,919
      15,000,000     Series 2019-B, Class A3......................................      2.00%        10/17/22          15,218,856
                  Mill City Mortgage Loan Trust
       2,468,767     Series 2016-1, Class A1 (b)..................................      2.50%        04/25/57           2,495,851
                  Nationstar Home Equity Loan Trust
       1,604,768     Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (a)............      0.43%        09/25/36           1,599,801
                  Nissan Auto Lease Trust
       2,768,005     Series 2018-A, Class A3......................................      3.25%        09/15/21           2,776,987
                  OSCAR US Funding Trust IX LLC
       4,879,501     Series 2018-2A, Class A3 (b).................................      3.39%        09/12/22           4,933,472
       6,130,000     Series 2018-2A, Class A4 (b).................................      3.63%        09/10/25           6,413,376
                  OSCAR US Funding Trust V........................................
       9,748,548     Series 2016-2A, Class A4 (b).................................      2.99%        12/15/23           9,819,835
                  OSCAR US Funding Trust VI LLC
       5,656,974     Series 2017-1A, Class A4 (b).................................      3.30%        05/10/24           5,732,913
                  OSCAR US Funding Trust VII LLC
         164,362     Series 2017-2A, Class A3 (b).................................      2.45%        12/10/21             164,543
       3,580,000     Series 2017-2A, Class A4 (b).................................      2.76%        12/10/24           3,639,595
                  OSCAR US Funding Trust VIII LLC
       8,015,749     Series 2018-1A, Class A3 (b).................................      3.23%        05/10/22           8,069,608
       3,050,000     Series 2018-1A, Class A4 (b).................................      3.50%        05/12/25           3,159,281
                  OSCAR US Funding X LLC
       2,452,454     Series 2019-1A, Class A2 (b).................................      3.10%        04/11/22           2,467,452
       3,190,000     Series 2019-1A, Class A3 (b).................................      3.18%        05/10/23           3,268,339
                  OSCAR US Funding XI LLC
      10,483,795     Series 2019-2A, Class A2 (b).................................      2.49%        08/10/22          10,565,997
       7,600,000     Series 2019-2A, Class A3 (b).................................      2.59%        09/11/23           7,810,953
                  Santander Consumer Auto Receivables Trust
       1,187,216     Series 2020-AA, Class A (b)..................................      1.37%        10/15/24           1,198,592
      10,500,000     Series 2020-BA, Class A3 (b).................................      0.46%        08/15/24          10,509,914
                  Santander Drive Auto Receivables Trust
      11,000,000     Series 2020-3, Class A2......................................      0.46%        09/15/23          11,011,202


Page 22                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Santander Retail Auto Lease Trust
$      7,630,000     Series 2019-C, Class A4 (b)..................................      1.93%        11/20/23    $      7,816,816
                  Securitized Term Auto Receivables Trust
      10,585,056     Series 2017-2A, Class A4 (b).................................      2.29%        03/25/22          10,625,963
         491,148     Series 2018-1A, Class A3 (b).................................      3.07%        01/25/22             493,883
       1,249,230     Series 2018-2A, Class A3 (b).................................      3.33%        08/25/22           1,263,251
       3,900,222     Series 2019-1A, Class A3 (b).................................      2.99%        02/27/23           3,968,557
                  Sierra Timeshare Receivables Funding LLC
       3,646,710     Series 2016-3A, Class A (b)..................................      2.43%        10/20/33           3,668,029
                  Towd Point Mortgage Trust
          12,115     Series 2015-1, Class AES (b).................................      3.00%        10/25/53              12,107
         260,647     Series 2015-2, Class 1A12 (b)................................      2.75%        11/25/60             263,651
         875,720     Series 2015-4, Class A1B (b).................................      2.75%        04/25/55             880,753
      12,881,845     Series 2015-5, Class A1B (b).................................      2.75%        05/25/55          13,008,538
      15,845,743     Series 2015-6, Class A1B (b).................................      2.75%        04/25/55          16,140,565
       1,914,162     Series 2016-1, Class A1B (b).................................      2.75%        02/25/55           1,944,765
       9,284,959     Series 2016-2, Class A1 (b)..................................      3.00%        08/25/55           9,554,262
       2,803,423     Series 2016-3, Class A1 (b)..................................      2.25%        04/25/56           2,840,871
                  Verizon Owner Trust
       2,750,000     Series 2018-A, Class A1A.....................................      3.23%        04/20/23           2,789,937
       9,420,726     Series 2018-1A, Class A1A (b)................................      2.82%        09/20/22           9,491,379
      11,460,000     Series 2019-C, Class A1A.....................................      1.94%        04/22/24          11,729,269
      29,500,000     Series 2020-B, Class A.......................................      0.47%        02/20/25          29,559,428
                  Westlake Automobile Receivables Trust
      14,708,858     Series 2020-1A, Class A2 (b).................................      1.44%        09/15/23          14,810,506
                  World Omni Auto Receivables Trust
       9,499,000     Series 2019-B, Class A3......................................      2.59%        07/15/24           9,692,992
      15,000,000     Series 2020-C, Class A3......................................      0.48%        11/17/25          15,032,469
                  World Omni Automobile Lease Securitization Trust
       2,092,028     Series 2019-A, Class A2......................................      2.89%        11/15/21           2,098,721
                  World Omni Select Auto Trust
      13,500,000     Series 2020-A, Class A2......................................      0.47%        06/17/24          13,514,488
       7,000,000     Series 2020-A, Class A3......................................      0.55%        07/15/25           7,016,074
                                                                                                                 ----------------
                  TOTAL ASSET-BACKED SECURITIES................................................................       622,464,683
                  (Cost $620,287,210)                                                                            ----------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 4.4%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.6%
                  Federal Home Loan Mortgage Corporation
       1,317,311     Series 2003-2723, Class KN...................................      5.00%        12/15/23           1,371,036
       1,933,365     Series 2004-2783, Class YB...................................      5.00%        04/15/24           2,017,802
             514     Series 2010-3755, Class AJ...................................      2.00%        11/15/20                 514
             512     Series 2010-3766, Class HE...................................      3.00%        11/15/20                 512
             535     Series 2010-3773, Class GK...................................      2.50%        12/15/20                 535
          46,588     Series 2011-3790, Class AP...................................      4.50%        01/15/37              46,806
       1,270,690     Series 2012-4002, Class MA...................................      2.00%        01/15/39           1,273,518
          35,930     Series 2012-4011, Class KM...................................      2.00%        03/15/22              36,122
       1,759,810     Series 2013-4199, Class YV...................................      3.50%        05/15/26           1,795,880
       1,278,409     Series 2014-4387, Class DE...................................      2.00%        01/15/32           1,303,926
       9,459,477     Series 2018-4821, Class BC...................................      3.00%        12/15/44           9,610,051
                  Federal National Mortgage Association
              51     Series 2008-59, Class KB.....................................      4.50%        07/25/23                  51
           6,484     Series 2009-14, Class EB.....................................      4.50%        03/25/24               6,671


                        See Notes to Financial Statements                Page 23


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$          5,019     Series 2009-52, Class AJ.....................................      4.00%        07/25/24    $          5,150
           1,602     Series 2010-145, Class MA....................................      2.00%        12/25/20               1,601
             841     Series 2011-13, Class AD.....................................      2.00%        07/25/21                 841
           1,960     Series 2011-15, Class HT.....................................      5.50%        03/25/26               1,980
          10,414     Series 2011-60, Class UC.....................................      2.50%        09/25/39              10,415
           3,585     Series 2011-71, Class KC.....................................      1.75%        08/25/21               3,588
           7,913     Series 2011-86, Class DC.....................................      2.00%        09/25/21               7,930
       3,054,849     Series 2012-6, Class E.......................................      3.00%        05/25/37           3,085,908
         230,994     Series 2012-103, Class LE....................................      1.75%        05/25/39             230,938
       1,776,365     Series 2013-1, Class KC......................................      2.00%        07/25/40           1,776,299
         830,530     Series 2013-73, Class A......................................      1.50%        06/25/30             830,203
       5,914,853     Series 2013-74, Class EL.....................................      3.00%        04/25/41           6,121,886
       1,756,183     Series 2013-74, Class HA.....................................      3.00%        10/25/37           1,769,228
       5,450,625     Series 2014-20, Class NA.....................................      3.00%        06/25/33           5,722,389
       5,677,741     Series 2015-28, Class GC.....................................      2.50%        06/25/34           5,870,274
                  Government National Mortgage Association
         565,152     Series 2018-89, Class A......................................      3.50%        06/20/39             568,132
      25,116,521     Series 2020-144, Class GP....................................      1.50%        09/20/50          25,595,468
      14,909,811     Series 2020-144, Class LP....................................      1.55%        09/20/50          15,211,123
                                                                                                                 ----------------
                                                                                                                       84,276,777
                                                                                                                 ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.7%
                  Federal Home Loan Mortgage Corporation Multifamily
                    Structured Pass Through Certificates
       1,648,319     Series 2011-K011, Class A2...................................      4.08%        11/25/20           1,648,056
      11,486,013     Series 2011-K013, Class A2...................................      3.97%        01/25/21          11,525,109
       7,428,412     Series 2013-K025, Class A1...................................      1.88%        04/25/22           7,472,695
       6,361,652     Series 2013-K027, Class A1...................................      1.79%        09/25/22           6,430,294
       1,021,958     Series 2013-K029, Class A1...................................      2.84%        10/25/22           1,039,252
       6,282,449     Series 2013-K032, Class A1...................................      3.02%        02/25/23           6,463,447
       7,114,165     Series 2013-K034, Class A1...................................      2.67%        02/25/23           7,295,888
       6,578,472     Series 2013-KSMC, Class A1...................................      1.95%        01/25/23           6,697,058
       4,959,328     Series 2014-K036, Class A1...................................      2.78%        04/25/23           5,110,097
      18,788,329     Series 2014-K715, Class A2...................................      2.86%        01/25/21          18,822,730
       4,217,787     Series 2014-K716, Class A2...................................      3.13%        06/25/21           4,262,523
       2,277,155     Series 2015-K718, Class A1...................................      2.38%        09/25/21           2,296,423
       9,577,278     Series 2015-K720, Class A1...................................      2.32%        11/25/21           9,688,430
       6,866,751     Series 2017-K727, Class A1...................................      2.63%        10/25/23           7,019,819
                  FREMF Mortgage Trust
       3,822,000     Series 2011-K14, Class B (b) (d).............................      5.18%        02/25/47           3,887,495
       8,617,000     Series 2011-KAIV, Class B (b)................................      4.94%        06/25/46           8,793,328
      23,047,000     Series 2012-K17, Class B (b) (d).............................      4.32%        12/25/44          23,869,010
       8,195,000     Series 2014-K715, Class B (b) (d)............................      4.00%        02/25/46           8,223,034
                  Government National Mortgage Association
           5,633     Series 2014-28, Class A......................................      2.00%        01/16/46               5,648
                                                                                                                 ----------------
                                                                                                                      140,550,336
                                                                                                                 ----------------
                  PASS-THROUGH SECURITIES -- 0.1%
                  Federal Home Loan Mortgage Corporation
             103     Pool G11820..................................................      5.50%        12/01/20                 103
              30     Pool G11966..................................................      5.50%        11/01/20                  30


Page 24                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$            869     Pool G12255..................................................      5.50%        07/01/21    $            876
              32     Pool G12673..................................................      5.00%        09/01/21                  32
          10,765     Pool G13204..................................................      6.00%        11/01/22              10,929
              52     Pool G13761..................................................      5.50%        12/01/20                  52
             471     Pool G13812..................................................      5.00%        12/01/20                 473
              27     Pool G14030..................................................      4.50%        12/01/20                  27
           4,404     Pool G14035..................................................      5.50%        12/01/21               4,424
              11     Pool G14187..................................................      5.50%        12/01/20                  11
         103,360     Pool G15435..................................................      5.00%        11/01/24             109,095
          17,044     Pool G15821..................................................      5.00%        07/01/25              17,990
          46,062     Pool G15874..................................................      5.00%        06/01/26              48,618
                  Federal National Mortgage Association
               5     Pool 745238..................................................      6.00%        12/01/20                   5
           2,598     Pool 745735..................................................      5.00%        03/01/21               2,742
              60     Pool 745749..................................................      5.50%        03/01/21                  60
          23,543     Pool 745832..................................................      6.00%        04/01/21              23,612
              29     Pool 844915..................................................      4.50%        11/01/20                  29
             598     Pool 847919..................................................      5.50%        11/01/20                 597
             193     Pool 888932..................................................      4.50%        11/01/22                 202
               1     Pool 889191..................................................      4.50%        04/01/21                   1
              13     Pool 889531..................................................      4.50%        05/01/22                  13
              34     Pool 889847..................................................      4.50%        04/01/21                  36
          15,609     Pool 890403..................................................      6.00%        05/01/23              15,748
         137,206     Pool 901931..................................................      6.00%        10/01/21             139,117
         108,414     Pool 962078..................................................      4.50%        03/01/23             113,677
              97     Pool 995158..................................................      4.50%        12/01/20                  98
              42     Pool 995886..................................................      6.00%        04/01/21                  43
           7,096     Pool AD0285..................................................      5.00%        09/01/22               7,488
             645     Pool AD0402..................................................      5.00%        02/01/23                 680
           2,587     Pool AE0237..................................................      5.50%        11/01/23               2,601
           4,786     Pool AE0314..................................................      5.00%        08/01/21               5,051
              26     Pool AE0792..................................................      5.00%        12/01/20                  27
          18,050     Pool AE0812..................................................      5.00%        07/01/25              19,049
          92,696     Pool AL5764..................................................      5.00%        09/01/25              97,826
          91,895     Pool AL5812..................................................      5.50%        05/01/25              93,687
          37,973     Pool AL6212..................................................      4.50%        01/01/27              39,816
         107,432     Pool AL6798..................................................      5.00%        09/01/25             113,377
             277     Pool AL8539..................................................      4.50%        01/01/27                 290
         494,622     Pool BM1299..................................................      5.00%        03/01/27             521,993
           5,670     Pool MA0772..................................................      4.00%        06/01/21               6,011
         244,260     Pool MA1030..................................................      3.00%        04/01/22             255,596
                  Government National Mortgage Association
          19,628     Pool 783524..................................................      5.00%        09/15/24              20,702
                                                                                                                 ----------------
                                                                                                                        1,672,834
                                                                                                                 ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...................................          226,499,947
                  (Cost $226,492,758)                                                                            ----------------


                        See Notes to Financial Statements                Page 25


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES -- 1.3%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
                  CIM Trust
$     10,125,775     Series 2019-INV1, Class A2, 1 Mo. LIBOR +
                        1.00% (a) (b).............................................      1.15%        02/25/49    $     10,143,492
       3,589,094     Series 2019-INV2, Class A11, 1 Mo. LIBOR +
                        0.95% (a) (b).............................................      1.10%        05/25/49           3,595,363
      18,075,411     Series 2019-INV3, Class A11, 1 Mo. LIBOR +
                        1.00% (a) (b).............................................      1.10%        08/25/49          18,106,891
                  JP Morgan Mortgage Trust
      14,113,027     Series 2019-7, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.05%        02/25/50          14,129,223
       1,131,463     Series 2019-8, Class A11, 1 Mo. LIBOR +
                        0.85% (a) (b).............................................      1.00%        03/25/50           1,132,778
                  Merrill Lynch Mortgage Investors Trust
         729,623     Series 2005-A6, Class 2A3, 1 Mo. LIBOR +
                        0.38% (a).................................................      0.53%        08/25/35             731,777
                  OBX Trust
       4,854,228     Series 2019-EXP3, Class 2A1A, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.05%        10/25/59           4,867,292
       7,560,251     Series 2020-INV1, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.05%        12/25/49           7,580,532
                  Sequoia Mortgage Trust
          73,782     Series 2014-3, Class A14 (b).................................      3.00%        10/25/44              73,903
                  WinWater Mortgage Loan Trust
       7,026,112     Series 2015-5, Class A5 (b)..................................      3.50%        08/20/45           7,060,141
                                                                                                                 ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................        67,421,392
                  (Cost $67,471,871)                                                                             ----------------

U.S. GOVERNMENT NOTES -- 0.8%

      40,000,000  U.S. Treasury Note..............................................      1.50%        11/30/21          40,586,719
                                                                                                                 ----------------
                  TOTAL U.S. GOVERNMENT NOTES..................................................................        40,586,719
                  (Cost $39,966,696)                                                                             ----------------

CERTIFICATES OF DEPOSIT -- 0.3%

                  BANKS -- 0.3%
      15,000,000  Nordea Bank Abp, 3 Mo. LIBOR + 0.32% (a)........................      0.59%        11/19/21          15,043,323
                                                                                                                 ----------------
                  TOTAL CERTIFICATES OF DEPOSIT................................................................        15,043,323
                  (Cost $15,000,000)                                                                             ----------------

U.S. TREASURY BILLS -- 0.3%

      15,000,000  U.S. Treasury Bill.............................................        (e)         04/22/21          14,993,457
                                                                                                                 ----------------
                  TOTAL U.S. TREASURY BILLS....................................................................        14,993,457
                  (Cost $14,990,285)                                                                             ----------------

                  TOTAL INVESTMENTS -- 100.6%..................................................................     5,197,788,211
                  (Cost $5,182,559,340) (f)                                                                      ----------------
                  NET OTHER ASSETS AND LIABILITIES -- (0.6)%...................................................       (29,005,294)
                                                                                                                 ----------------
                  NET ASSETS -- 100.0%.........................................................................  $  5,168,782,917
                                                                                                                 ================


Page 26                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

-----------------------------

(a)   Floating or variable rate security.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's
      Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $1,203,382,656 or 23.3% of net assets.

(c)   Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at October 31, 2020. At a predetermined date, the fixed rate will change to a floating rate.

(d)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(e)   Zero coupon security.

(f)   Aggregate cost for federal income tax purposes is $5,182,699,520. As of
      October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $16,236,399 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $1,147,708. The net unrealized appreciation was $15,088,691. The amounts presented are inclusive of derivative contracts.

LIBOR - London Interbank Offered Rate

SOFR  - Secured Overnight Financing Rate

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         10/31/2020          PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Corporate Bonds and Notes*.........................    $2,082,032,560    $           --    $2,082,032,560    $           --
Commercial Paper*..................................     1,276,809,708                --     1,276,809,708                --
Foreign Corporate Bonds and Notes*.................       851,936,422                --       851,936,422                --
Asset-Backed Securities............................       622,464,683                --       622,464,683                --
U.S. Government Agency Mortgage-Backed
   Securities......................................       226,499,947                --       226,499,947                --
Mortgage-Backed Securities.........................        67,421,392                --        67,421,392                --
U.S. Government Notes..............................        40,586,719                --        40,586,719                --
Certificates of Deposit*...........................        15,043,323                --        15,043,323                --
U.S. Treasury Bills................................        14,993,457                --        14,993,457                --
                                                       --------------    --------------    --------------    --------------
Total Investments..................................    $5,197,788,211    $           --    $5,197,788,211    $           --
                                                       ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2020


ASSETS:
Investments, at value.....................................................    $5,197,788,211
Cash......................................................................         1,905,182
Interest receivable.......................................................        14,729,500
                                                                              --------------
   Total Assets...........................................................     5,214,422,893
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased .......................................        41,541,019
   Distributions to shareholders..........................................         3,013,490
   Investment advisory fees...............................................         1,085,467
                                                                              --------------
   Total Liabilities......................................................        45,639,976
                                                                              --------------
NET ASSETS................................................................    $5,168,782,917
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $5,169,321,663
Par value.................................................................           860,997
Accumulated distributable earnings (loss).................................        (1,399,743)
                                                                              --------------
NET ASSETS................................................................    $5,168,782,917
                                                                              ==============
NET ASSET VALUE, per share................................................    $        60.03
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................        86,099,724
                                                                              ==============
Investments, at cost......................................................    $5,182,559,340
                                                                              ==============


Page 28                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2020


INVESTMENT INCOME:
Interest..................................................................    $   89,555,675
                                                                              --------------
   Total investment income................................................        89,555,675
                                                                              --------------
EXPENSES:
Investment advisory fees..................................................        22,493,150
                                                                              --------------
   Total expenses.........................................................        22,493,150
   Less fees waived by the investment advisor.............................        (3,485,866)
                                                                              --------------
   Net expenses...........................................................        19,007,284
                                                                              --------------
NET INVESTMENT INCOME (LOSS)..............................................        70,548,391
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................       (13,118,451)
Net change in unrealized appreciation (depreciation) on investments.......         5,207,190
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        (7,911,261)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $   62,637,130
                                                                              ==============


                        See Notes to Financial Statements                Page 29


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   YEAR              YEAR
                                                                                  ENDED             ENDED
                                                                                10/31/2020        10/31/2019
                                                                              --------------    --------------
OPERATIONS:
Net investment income (loss)..............................................    $   70,548,391    $  106,098,351
Net realized gain (loss)..................................................       (13,118,451)         (719,958)
Net change in unrealized appreciation (depreciation)......................         5,207,190        10,123,036
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from operations...........        62,637,130       115,501,429
                                                                              --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................       (71,207,363)     (105,441,956)
                                                                              --------------    --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................     1,187,006,127     2,558,526,535
Cost of shares redeemed...................................................    (1,075,402,505)     (573,290,488)
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................       111,603,622     1,985,236,047
                                                                              --------------    --------------
Total increase (decrease) in net assets...................................       103,033,389     1,995,295,520

NET ASSETS:
Beginning of period.......................................................     5,065,749,528     3,070,454,008
                                                                              --------------    --------------
End of period.............................................................    $5,168,782,917    $5,065,749,528
                                                                              ==============    ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................        84,299,724        51,199,724
Shares sold...............................................................        19,850,000        42,650,000
Shares redeemed...........................................................       (18,050,000)       (9,550,000)
                                                                              --------------    --------------
Shares outstanding, end of period.........................................        86,099,724        84,299,724
                                                                              ==============    ==============


Page 30                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                  YEAR ENDED OCTOBER 31,
                                                          -----------------------------------------------------------------------
                                                              2020           2019           2018           2017          2016
                                                          ------------   ------------   ------------   ------------  ------------
Net asset value, beginning of period....................   $    60.09     $    59.97     $    60.02     $    59.93    $    59.94
                                                           ----------     ----------     ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............................         0.85           1.48           1.15           0.76          0.47
Net realized and unrealized gain (loss).................        (0.05)          0.11          (0.01)          0.12          0.09
                                                           ----------     ----------     ----------     ----------    ----------
Total from investment operations........................         0.80           1.59           1.14           0.88          0.56
                                                           ----------     ----------     ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...................................        (0.86)         (1.47)         (1.19)         (0.79)        (0.57)
Return of capital.......................................           --             --          (0.00)(a)         --            --
                                                           ----------     ----------     ----------     ----------    ----------
Total distributions.....................................        (0.86)         (1.47)         (1.19)         (0.79)        (0.57)
                                                           ----------     ----------     ----------     ----------    ----------
Net asset value, end of period..........................   $    60.03     $    60.09     $    59.97     $    60.02    $    59.93
                                                           ==========     ==========     ==========     ==========    ==========
TOTAL RETURN (b)........................................         1.34%          2.68%          1.92%          1.48%         0.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................   $5,168,783     $5,065,750     $3,070,454     $1,158,324    $  458,413
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...........         0.45%          0.45%          0.45%          0.45%         0.45%
Ratio of net expenses to average net assets.............         0.38%          0.39%          0.33%          0.25%         0.25%
Ratio of net investment income (loss) to average
   net assets...........................................         1.41%          2.47%          2.04%          1.33%         1.06%
Portfolio turnover rate (c).............................           73%            73%            45%            56%          115%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 31


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), a diversified series of the Trust, which trades under the ticker "FTSM" on The Nasdaq Stock
Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation
Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S.
corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. The Fund may invest in investment companies, such as
ETFs, that invest primarily in debt securities. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders. A significant portion of these loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, certificates of deposit and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2020

            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper is fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the
      Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management (for corporate debt only);

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry (for corporate debt only);

           12)    the borrower's/issuer's competitive position within the
                  industry;

           13)    the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                                                                         Page 33


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2020

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended October
31, 2020 and 2019 was as follows:

Distributions paid from:                              2020             2019
Ordinary income................................  $   77,424,693   $   96,211,136
Capital gains..................................              --               --
Return of capital..............................              --               --


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2020

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income..................  $       (2,577)
Accumulated capital and other gain (loss)......     (16,485,857)
Net unrealized appreciation (depreciation).....      15,088,691

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of October 31,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $16,485,857.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. For the fiscal year ended October 31, 2020, there were no tax adjustments made to accumulated distributable earnings (loss)
accounts due to differences between book and tax treatments.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW ACCOUNTING PRONOUNCEMENT

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities", which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                                                         Page 35


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2020

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

The Fund has agreed to pay First Trust an annual unitary management fee equal to
0.45% of its average daily net assets. Pursuant to two separate contractual agreements, First Trust has agreed to waive management fees of 0.05% and 0.15%
of average daily net assets until March 1, 2022. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days'
written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2022. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to
First Trust will be reduced by the portion of the management fees earned by
First Trust from the Fund for assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) upon termination of the Fund's management agreement with First Trust;
however, it is expected to remain in place at least until March 1, 2021. First
Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust.
During the fiscal year ended October 31, 2020, the Advisor waived fees of
$3,485,866.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund a defined-outcome fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended October
31, 2020, were $390,493,452 and $2,327,771,552, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended October
31, 2020, were $423,467,474 and $1,987,028,246, respectively.

For the fiscal year ended October 31, 2020, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2020

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                                8. OTHER MATTERS

By operation of law, the Fund now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 37

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Enhanced Short Maturity ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 22, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.


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ADDITIONAL INFORMATION
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders during the Fund's fiscal year ended
October 31, 2020 that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2020, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                         Page 39

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ADDITIONAL INFORMATION (CONTINUED)
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2020 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.


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ADDITIONAL INFORMATION (CONTINUED)
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2020 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the First Trust Enhanced Short Maturity ETF (the
"Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on May
11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials

                                                                         Page 41

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ADDITIONAL INFORMATION (CONTINUED)
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2020 (UNAUDITED)

provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day.
The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Fund since the onset of the
COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and considered the background and experience of the persons responsible for the day-to-day management of the Fund's investments. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the
Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board noted that the Advisor had previously agreed to waive a portion of its unitary fee in an amount equal to 0.05% of the Fund's average daily net assets until at least March 1, 2021 and to also reduce the unitary fee to the extent of acquired fund fees and expenses of shares of investment companies advised by the
Advisor that are held by the Fund. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the
Advisor to other fund (including ETFs) and non-fund clients, as applicable.
Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund, after taking into account the contractual fee waiver, was above the median total (net)
expense ratio of the peer funds in the Expense Group. With respect to the
Expense Group, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the
Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2019 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the
Fund underperformed the Performance Universe median for the one-, three- and five-year periods ended December 31, 2019. The Board also noted that the Fund outperformed the benchmark index for the one-, three- and five-year periods ended December 31, 2019. The Board noted the Advisor's discussion of the Fund's performance at the May 11, 2020 meeting.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2020 (UNAUDITED)

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the
Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee.

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule
22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 43

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2020 (UNAUDITED)

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Enhanced Short Maturity ETF (the
"Fund"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment
Fund Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2019, the amount of remuneration paid (or to be paid) by First Trust in respect of the Fund is $7,757,913. This figure is comprised of $1,486,412 paid (or to be paid) in fixed compensation and
$6,271,501 paid (or to be paid) in variable compensation. There were a total of
19 beneficiaries of the remuneration described above. Those amounts include
$1,032,165 paid (or to be paid) to senior management of First Trust and
$6,725,748 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust or the Fund
(collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Fund.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                                                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                               FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         OR APPOINTED                DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         189         None
(1951)                                              Limited Partner, Gundersen Real Estate
                               o Since Inception    Limited Partnership (June 1992 to
                                                    December 2016); Member, Sportsmed LLC
                                                    (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term    President, ADM Investors Services, Inc.          189         Director of ADM
(1957)                                              (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                 Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee       o Indefinite Term    President, Hibs Enterprises (Financial           189         Director of Trust
(1956)                                              and Management Consulting)                                   Company of
                               o Since Inception                                                                 Illinois

Niel B. Nielson, Trustee       o Indefinite Term    Senior Advisor (August 2018 to Present),         189         None
(1954)                                              Managing Director and Chief Operating
                               o Since Inception    Officer (January 2015 to August 2018),
                                                    Pelita Harapan Educational Foundation
                                                    (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term    Chief Executive Officer, First Trust             189         None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception    L.P., Chairman of the Board of Directors,
                                                    BondWave LLC (Software Development
                                                    Company) and Stonebridge Advisors LLC
                                                    (Investment Advisor)


-----------------------------
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.

                                                                         Page 45


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2020 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------
(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019

                                                                         Page 47


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Strategic Income
ETF (FDIV)

Annual Report
For the Year Ended
October 31, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                 ANNUAL REPORT
                                OCTOBER 31, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or First Trust Global Portfolios Ltd. ("FTGP");
Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge");
and/or Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact.
For example, forward-looking statements include the use of words such as
"anticipate," "estimate," "intend," "expect," "believe," "plan," "may,"
"should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Strategic Income ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Strategic Income ETF (the "Fund"), which contains detailed information about the
Fund for the twelve months ended October 31, 2020.

As I was collecting my thoughts for this annual roundup it occurred to me that my message this year should touch on the tone of the markets and the investing climate rather than belabor all the news and events that brought us to this juncture. We all know how tumultuous our lives have become over the past eight or so months. The phrase "shelter-at-home" says it all. I would rather talk about why I believe investors should be optimistic about where we could be headed.

Having said that, allow me to at least acknowledge the two elephants in the room: the coronavirus ("COVID-19") and the election. In the first 12 days of
November, we learned the following: that we likely have a new president-elect
(Joe Biden), though it may not be official for some time because it is being contested by President Donald Trump and some of his loyal backers in the
Republican Party citing voter fraud in certain states; that we still do not know which political party will have control of the Senate due to a couple of run-offs in Georgia to be held on January 5, 2021; and, that it looks as though we may be fortunate enough to have an FDA-approved COVID-19 vaccine by either the end of 2020 or the start of 2021, though that too is not yet official. It could be a game-changer in the COVID-19 battle. And, we may gain access to additional vaccines as well. The key to getting the economy back to running on all cylinders is to fully reopen, and a vaccine is "what the doctor ordered."

With respect to the tone of the markets and investment climate, to say that I am encouraged about what has transpired in 2020 would be an understatement. Despite the extraordinary challenges so far this year, the S&P 500(R) Index posted a total return of 2.77% over the first 10 months of 2020, this despite plunging
33.8% into bear market territory from February 19, 2020 through March 23, 2020, according to Bloomberg. As impressive as that feat is, the future looks even brighter. While Bloomberg's consensus earnings growth rate estimate for the S&P
500(R) Index for 2020 was -16.51%, as of November 13, 2020, its 2021 and 2022
estimates were 21.74% and 16.95%, respectively. That is a strong take on the prospects for a rebound in Corporate America over the next 24 months. One of the tailwinds that is providing a good deal of support to the economy and markets is the decision by the Federal Reserve (the "Fed") to keep interest rates artificially low for as long as need be to meet both its employment and inflation targets. By keeping rates lower for longer, the Fed is essentially inviting investors to assume more risk to generate higher returns. Brian
Wesbury, Chief Economist at First Trust, believes that the Fed could need until
2024 to accomplish its goals. That is a lot of runway for investors to reposition their portfolios, if needed, and a very generous, and perhaps unprecedented, amount of guidance from the Fed, in our opinion. Those investors with cash on the sidelines earning next to nothing have options if they choose to act.

We are encouraged about the prospects for the economy and the markets, but investors should be prepared to weather some volatility until the COVID-19 pandemic is better contained. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

The primary investment objective of First Trust Strategic Income ETF (the
"Fund") is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust"
or the "Advisor") serves as the Fund's investment advisor. The Advisor's
Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a sub-advisor
(each, a "Management Team"), which employ their respective investment strategies. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FDIV."

The Fund's investment categories are: (i) high yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging markets countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities and depositary receipts. The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Teams may seek to gain exposure to the Fund's investment categories directly or through investments in exchange-traded funds. The Advisor expects that the Fund may at times invest significantly in other exchange-traded funds, including but not limited to, other exchange-traded funds that are advised by the Advisor; accordingly, the Fund may operate principally as a "fund of funds," but will not necessarily operate as such at all times. The Fund seeks to achieve its objectives by having each Management Team focus on those securities within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                                            1 Year Ended   5 Years Ended   Inception (8/13/14)   5 Years Ended   Inception (8/13/14)
                                              10/31/20       10/31/20          to 10/31/20         10/31/20          to 10/31/20
FUND PERFORMANCE
NAV                                            -7.19%          3.04%              2.42%             16.15%             16.02%
Market Price                                   -7.16%          3.17%              2.44%             16.86%             16.16%

INDEX PERFORMANCE
Blended Index(2)                               -5.91%          2.97%              1.94%             15.77%             12.70%
Bloomberg Barclays U.S. Aggregate
   Bond Index                                   6.19%          4.08%              3.72%             22.14%             25.53%
Russell 3000(R) Index                          10.15%         11.48%             10.56%             72.21%             86.63%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

(2)   The Blended Index is equally weighted to include these six indices: the
      Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofA Fixed
      Rate Preferred Securities Index, ICE BofA U.S. High Yield Index, Bloomberg
      Barclays EM USD Aggregate Index and Bloomberg Barclays U.S. MBS Index. An
      index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The
      Blended Index returns are calculated by using the monthly return of the six indices during each period shown above. At the beginning of each month the six indices are rebalanced to a 16.66 percentage weighting for each index to account for divergence from the percentage weighting that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance of the
      Blended Index for each period shown above.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

-----------------------------------------------------------
                                             % OF TOTAL
ASSET CLASSIFICATION                         INVESTMENTS
-----------------------------------------------------------
Exchange-Traded Funds                           58.12%
Common Stocks                                   29.80
Master Limited Partnerships                      6.74
U.S. Government Agency Mortgage-
   Backed Securities                             2.99
Real Estate Investment Trusts                    2.30
Asset-Backed Securities                          0.03
Mortgage-Backed Securities                       0.02
                                               -------
     Total                                     100.00%
                                               =======

-----------------------------------------------------------
                                             % OF TOTAL
TOP TEN HOLDINGS                             INVESTMENTS
-----------------------------------------------------------
First Trust Tactical High Yield ETF             15.16%
First Trust Preferred Securities and
   Income ETF                                   12.33
First Trust Emerging Markets Local
   Currency Bond ETF                            11.57
First Trust Low Duration Opportunities
   ETF                                           9.07
iShares J.P. Morgan USD Emerging Markets
   Bond ETF                                      4.93
First Trust Institutional Preferred Securities
   and Income ETF                                4.12
TC PipeLines, L.P.                               1.43
Enterprise Products Partners, L.P.               1.32
TC Energy Corp.                                  1.30
Magellan Midstream Partners, L.P.                1.26
                                               -------
     Total                                      62.49%
                                               =======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     AUGUST 13, 2014 - OCTOBER 31, 2020

            First Trust Strategic      Blended      Bloomberg Barclays U.S.      Russell 3000(R)
                 Income ETF             Index        Aggregate Bond Index             Index
8/13/14            $10,000             $10,002              $10,003                  $10,000
10/31/14            10,177              10,129               10,080                   10,371
4/30/15             10,330              10,191               10,288                   10,863
10/31/15             9,989               9,735               10,280                   10,837
4/30/16             10,436              10,006               10,571                   10,844
10/31/16            10,856              10,446               10,731                   11,297
4/30/17             11,275              10,981               10,659                   12,859
10/31/17            11,442              11,058               10,827                   14,006
4/30/18             11,340              11,029               10,625                   14,537
10/31/18            11,303              11,093               10,605                   14,929
4/30/19             12,100              11,766               11,187                   16,379
10/31/19            12,502              11,977               11,826                   16,942
4/30/20             11,156              10,915               12,401                   16,208
10/31/20            11,604              11,270               12,558                   18,662


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Strategic Income ETF ("FDIV" or the "Fund"). The
following serve as investment sub-advisors (each, a "Sub-Advisor") to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA"). The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the
Advisor and/or a Sub-Advisor, which employs their respective investment strategies.

                         ADVISOR'S INVESTMENT COMMITTEE

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee, which determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets, consists of:

o     DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING
      DIRECTOR OF FIRST TRUST;

o     DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
      MANAGING DIRECTOR OF FIRST TRUST;

o     JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     TODD LARSON, CFA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST;

o     JOHN GAMBLA; CAF, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST;

o     ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST; AND

o     CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST.

ADVISOR PORTFOLIO MANAGERS

o     WILLIAM HOUSEY, CFA, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF
      FIRST TRUST, LEVERAGED FINANCE TEAM;

o     SCOTT D. FRIES, CFA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST, LEVERAGED FINANCE TEAM;

o     JEREMIAH CHARLES, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST, SECURITIZED PRODUCTS GROUP; AND

o     JAMES SNYDER, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST,
      SECURITIZED PRODUCTS GROUP.

SUB-ADVISOR PORTFOLIO MANAGERS

o     JAMES J. MURCHIE, FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER
      AND PRINCIPAL OF EIP.

o     EVA PAO, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     JOHN K. TYSSELAND, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     DEREK FULTON, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      FTGP.

o     LEONARDO DACOSTA, PORTFOLIO MANAGER OF FTGP.

o     ANTHONY BEEVERS, PORTFOLIO MANAGER OF FTGP.

o     RICHARD BERNSTEIN, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      RBA.

o     HENRY TIMMONS, CFA, DIRECTOR OF ETFS OF RBA.

o     MATTHEW GRISWOLD, CFA, DIRECTOR OF INVESTMENTS OF RBA.

o     SCOTT T. FLEMING, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF STONEBRIDGE.

o     ROBERT WOLF, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF
      STONEBRIDGE.

                                   COMMENTARY

FIRST TRUST STRATEGIC INCOME ETF

The Fund is an actively managed exchange-traded fund. The primary investment objective of the Fund is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. There is no assurance that the
Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

Suffice it to say that much has changed with the state of the economy over the past 12 months. A year ago, a top concern was that U.S. economic growth was being tempered by the Trump Administration's aggressive use of trade tariffs against some of the major trading partners of the U.S. The trade tariff program was enacted in March 2018 with the initial intent of only targeting imported


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

steel and aluminum. The program, however, quickly expanded to include hundreds of billions of dollars of other imported goods and services. The tariffs are largely still in place as of November 2020 which means the program has been operational for some 32 months. Throughout this period, the epicenter of the trade conflict has clearly been between the U.S. and China. While the goal in the Trump Administration was to grow the economy at a 3.00% or higher rate, after his tax reform bill was signed into law in December 2017, from June 30,
2018 (first full quarter of tariffs) through December 31, 2019, real U.S. gross domestic product ("GDP") averaged just 2.2%, according to data from the Bureau of Economic Analysis. The tariffs trumped lower tax rates, in our opinion. In
February 2020, the White House admitted that President Donald J. Trump's stance on trade depressed economic growth and business investment, according to
Bloomberg.

On top of the tariffs, the world was introduced to a new coronavirus in the first quarter of 2020, known as COVID-19. Ironically, its origin was traced back to China, the poster country for the Trump Administration's trade war. Since most people are well aware of the evolution of the virus and its destructive nature, attention will be given to its impact on economic growth. To put it bluntly, COVID-19 threw the U.S. economy into recession. Real U.S. GDP growth came in at an annualized -5.0% and -31.4% in the first and second quarters of
2020, according to the Bureau of Economic Analysis. The good news is the damage looks like it may be limited to just those two quarters. Thanks in large part to the trillions of dollars of fiscal and monetary stimulus provided by the U.S.
federal government, economic growth surged back by an annualized 33.1% in the third quarter of 2020. Americans have learned to adapt to COVID-19, especially when it comes to retail shopping. Adobe Analytics estimates that online holiday shopping in 2020 (November and December) will surge 33% year-over-year to a record $189 billion, according to CNBC. That equates to around two years of
e-commerce growth in just one season. Adobe noted that online sales could exceed
$200 billion if consumers receive another round of government stimulus checks or if brick-and-mortar stores are forced to shut down due to the spread of
COVID-19. Americans are adept at adapting under pressure, in our opinion. Some health care experts, such as the World Health Organization, are hoping for a
COVID-19 vaccine to be initially available by year-end, and then on a broader scale by the midpoint of 2021.

If there is a silver lining from this ordeal it could be the extraordinary level of guidance offered by the Federal Reserve (the "Fed"), which is likely unprecedented. In September 2020, the Fed stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S.
unemployment rate is back to normal (around a 4.0% unemployment rate), and (2)
inflation is running at or above 2.0%. Brian Wesbury, Chief Economist at First
Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024. We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates low, the Fed is essentially disincentivizing saving. This suggests the Fed wants individuals to invest their capital in risk assets and is offering valuable guidance on its monetary policy to instill confidence in the markets, in our opinion.

PERFORMANCE ANALYSIS/FUND

The Fund generated a net asset value ("NAV") return of -7.19% for the 12-month period ended October 31, 2020. During the same period, the Blended Index generated a return of -5.91%. The Blended Index is equally weighted to include these six indices: the Alerian MLP Index, Dow Jones U.S. Select Dividend Index,
ICE BofA Fixed Rate Preferred Securities Index, ICE BofA U.S. High Yield Index,
Bloomberg Barclays EM USD Aggregate Index and Bloomberg Barclays U.S. MBS Index.

The Fund invests in six investment categories which are: high-yield corporate bonds and first lien senior secured floating-rate bank loans, mortgage-related investments, preferred securities, international sovereign bonds, equity securities of Energy Infrastructure Companies, and dividend-paying U.S.
exchange-traded equity securities and depositary receipts. The Fund may seek exposure to these investment categories directly or through investment in exchange-traded funds. The weight assigned to each investment category is determined on a periodic basis. As of October 31, 2020, the highest-weighted investment category was the dividend-paying U.S. exchange-traded equity securities and the lowest-weighted investment category was mortgage-related investments. The investment categories of mortgage-related investments, preferred securities, and high-yield corporate bonds and floating-rate bank loans were the only investment categories that had positive performance for the one-year period.

The performance for the high-yield corporate bonds and floating-rate bank loans had a positive impact on the overall performance of the Fund. Specifically driving the bank loan high-yield bond performance within the Fund was the Fund's de minimis exposure to the energy industry, and strong performance in the healthcare industry. Partially offsetting these contributors were the Fund's allocation and asset selection within the leisure industry.

Mortgage-related investments had the largest positive impact on the overall Fund performance during the 12-month period ended October 31, 2020. Mortgages outperformed due to the combination of declining interest rates and spread tightening associated with the Federal Reserve purchases of the sector. Going forward, we expect mortgage spreads to continue tightening which will improve

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

outcomes for mortgage investments. We believe that potential for improved performance within the agency mortgage market is greatest for structure holdings within the collateral mortgage obligation (CMOs). The portfolio maintains investments in the CMO sector. In addition, we expect, over the near term, mild upward pressure on interest rates, but overall that general interest rates will remain stable and bounded by an accommodated Fed policy, which should minimize convexity costs and improve mortgage performance. The portfolio maintains a defensive duration but may increase risk should interest rates rise and mortgage securities become more attractive.

In spite of volatile conditions in the market, the performance of preferred securities had a positive impact on the overall performance of the Fund. The preferred market began the period from a position of strength supported by solid underlying credit fundamentals and supportive central bank policies prior to the onset of the global pandemic. The harsh sell-off in the preferred securities market in response to the pandemic in March 2020 was fairly quickly reversed as rates dropped across the U.S. Treasury yield curve following the unprecedented response of global central banks. A consequence of the flattened yield curve was the outperformance of long duration securities, while floating rate and short duration securities underperformed. Spread decompression between investment grade and non-investment grade securities also occurred due to the economic slowdown. Nonetheless, we remain confident in the outlook for preferred securities held by the Fund, as issuer credit fundamentals are stable along with sufficient liquidity and an increase in the availability of favorable security structures.

The performance of international sovereign bonds had a positive impact on the overall performance of the Fund. Over the past year, U.S. dollar denominated emerging market debt has outperformed local currency denominated emerging market debt primarily as emerging market currencies lagged the risk on rebound seen since the pandemic volatility witnessed in March. The international sovereign bond sleeve favored local currency debt over the period due to the deep undervaluation of emerging market currencies and despite the recent lagged performance this view is maintained. The weakening trend we have seen developing in the U.S. Dollar has helped the outlook for emerging market currencies and any strengthening in these currencies should act as a positive multiplier for local currency denominated debt going forward.

The performance of the Energy Infrastructure Companies held in the Fund detracted from the overall performance. Negative sentiment across the entire energy sector weighed on the pipeline-related master limited partnerships
("MLPs") and C-Corporations more than offsetting the positive contributions from regulated utilities.

The dividend-paying U.S. exchange-traded equity securities had the largest negative impact on overall Fund performance. In terms of sectors, performance was hurt most significantly by securities in the financials sector followed by utilities, real estate, materials and communication services sectors to a lesser extent, while it was helped only by industrials. In terms of industries, detractors were led by exposure to the following: banks, thrifts & mortgage finance, electric utilities, equity real estate investment trusts ("REITs"), distributors and diversified telecommunication services. Industry contributors included exposure to trading companies & distributors, hotels, restaurants &
leisure and machinery. A breakdown of performance by market-cap reveals that all segments detracted from performance, led by small-cap holdings which dropped in value more than those held in the large and mid-cap market-segments.

MARKET/FUND OUTLOOK

We believe that income-oriented investors have been given the green light from the Fed to assume more risk in order to generate higher returns. Here are two barometers reflecting optimism with respect to Corporate America:

Corporate Earnings/Revenue Growth: Bloomberg's consensus earnings growth rate estimates for 2021 and 2022 for the S&P 500(R) Index were 22.39% and 17.06%, respectively, as of October 30, 2020. These growth rates represent a significant rebound from the -17.70% estimate for 2020. We believe that corporate earnings determine the direction of stock prices over time. From 1926-2019, the S&P
500(R) Index posted an average annual total return of 10.20%, according to
Morningstar/Ibbotson Associates. The 2021 and 2022 consensus revenue (sales)
growth rate estimates for the S&P 500(R) Index were 7.89% and 6.90%, respectively, as of October 30, 2020, according to Bloomberg. These too represent an encouraging turnaround from the -3.49% estimate for 2020.

S&P 500 Index Cash Holdings: In the first quarter of 2020 (most recent quarter available), preliminary data put S&P 500 Industrials (Old) cash and equivalents at an all-time high of $1.68 trillion, according to S&P Dow Jones Indices. The
S&P 500(R) Industrials (Old) calculation does not include cash holdings from
Financials, Utilities and Transportation companies. We believe that figure suggests that S&P 500 companies have a record amount of dry powder that could be used to either support or increase dividends, buy back stock, pay down debt, invest in plant and equipment or pursue mergers and acquisitions.


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust Strategic Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING           BASED ON THE        DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH          SIX-MONTH
                                                    MAY 1, 2020      OCTOBER 31, 2020     PERIOD (a) (b)     PERIOD (b) (c)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STRATEGIC INCOME ETF (FDIV)
Actual                                               $1,000.00          $1,040.20             0.44%              $2.26
Hypothetical (5% return before expenses)             $1,000.00          $1,022.92             0.44%              $2.24


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to
      Financial Statements.

(b)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(c)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2020 through October 31, 2020), multiplied by 184/366 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2020


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 56.6%

                  CAPITAL MARKETS -- 56.6%
         198,848  First Trust Emerging Markets Local Currency Bond ETF (a).....................................  $     6,834,406
         125,406  First Trust Institutional Preferred Securities and Income ETF (a)............................        2,432,876
          18,000  First Trust Long Duration Opportunities ETF (a)..............................................          525,330
         104,000  First Trust Low Duration Opportunities ETF (a)...............................................        5,357,040
         379,838  First Trust Preferred Securities and Income ETF (a)..........................................        7,281,495
         189,993  First Trust Tactical High Yield ETF (a)......................................................        8,954,370
             300  iShares 7-10 Year Treasury Bond ETF..........................................................           36,018
          26,482  iShares J.P. Morgan USD Emerging Markets Bond ETF............................................        2,913,550
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................       34,335,085
                  (Cost $34,643,212)                                                                             ---------------

COMMON STOCKS -- 29.0%

                  AEROSPACE & DEFENSE -- 0.8%
           5,786  National Presto Industries, Inc..............................................................          480,759
                                                                                                                 ---------------
                  BANKS -- 4.2%
          25,526  Associated Banc-Corp.........................................................................          349,451
           2,974  City Holding Co..............................................................................          179,719
           5,854  Horizon Bancorp, Inc.........................................................................           72,590
           4,935  Independent Bank Corp........................................................................          282,726
           7,417  Independent Bank Group, Inc..................................................................          382,569
           3,542  Park National Corp...........................................................................          324,624
           6,244  Prosperity Bancshares, Inc...................................................................          344,107
          17,305  Simmons First National Corp., Class A........................................................          294,012
           3,311  Stock Yards Bancorp, Inc.....................................................................          126,546
           4,138  Westamerica Bancorporation...................................................................          216,707
                                                                                                                 ---------------
                                                                                                                       2,573,051
                                                                                                                 ---------------

                  CHEMICALS -- 0.6%
           3,869  International Flavors & Fragrances, Inc......................................................          397,192
                                                                                                                 ---------------
                  COMMERCIAL SERVICES & SUPPLIES -- 0.8%
          45,208  Kimball International, Inc., Class B.........................................................          465,642
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.2%
           1,948  Quanta Services, Inc.........................................................................          121,614
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 7.9%
          10,784  Alliant Energy Corp..........................................................................          596,139
           2,773  American Electric Power Co., Inc.............................................................          249,376
           1,793  Duke Energy Corp.............................................................................          165,153
           1,267  Emera, Inc. (CAD)............................................................................           50,545
           4,824  Evergy, Inc..................................................................................          266,285
           5,085  Eversource Energy............................................................................          443,768
           2,913  Exelon Corp..................................................................................          116,200
           6,383  Fortis, Inc. (CAD)...........................................................................          252,148
           7,274  Hawaiian Electric Industries, Inc............................................................          240,333
           6,294  IDACORP, Inc.................................................................................          552,173
           3,189  MGE Energy, Inc..............................................................................          207,349
           4,897  NextEra Energy, Inc..........................................................................          358,509
           6,422  Otter Tail Corp..............................................................................          246,284
           3,249  Pinnacle West Capital Corp...................................................................          265,021
           6,849  Portland General Electric Co.................................................................          269,166
           7,687  PPL Corp.....................................................................................          211,392


Page 8                  See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRIC UTILITIES (CONTINUED)
           2,899  Southern (The) Co............................................................................  $       166,548
           2,271  Xcel Energy, Inc.............................................................................          159,038
                                                                                                                 ---------------
                                                                                                                       4,815,427
                                                                                                                 ---------------
                  ELECTRICAL EQUIPMENT -- 1.6%
          18,755  ABB Ltd., ADR................................................................................          455,559
           3,449  Hubbell, Inc.................................................................................          501,864
                                                                                                                 ---------------
                                                                                                                         957,423
                                                                                                                 ---------------
                  GAS UTILITIES -- 2.3%
          12,913  AltaGas Ltd. (CAD)...........................................................................          163,702
           4,466  Atmos Energy Corp............................................................................          409,398
           1,860  Chesapeake Utilities Corp....................................................................          180,811
           5,838  New Jersey Resources Corp....................................................................          170,353
           6,557  ONE Gas, Inc.................................................................................          452,695
                                                                                                                 ---------------
                                                                                                                       1,376,959
                                                                                                                 ---------------
                  IT SERVICES -- 1.7%
           3,413  Automatic Data Processing, Inc...............................................................          539,117
           5,968  Paychex, Inc.................................................................................          490,868
                                                                                                                 ---------------
                                                                                                                       1,029,985
                                                                                                                 ---------------
                  MULTI-UTILITIES -- 3.4%
           1,799  ATCO Ltd., Class I (CAD).....................................................................           50,082
           2,171  Canadian Utilities Ltd., Class A (CAD).......................................................           50,743
             846  CMS Energy Corp..............................................................................           53,577
           1,994  Dominion Energy, Inc.........................................................................          160,198
           1,810  DTE Energy Co................................................................................          223,390
          10,801  MDU Resources Group, Inc.....................................................................          256,632
           7,567  Public Service Enterprise Group, Inc.........................................................          440,021
           3,996  Sempra Energy................................................................................          500,939
           3,033  WEC Energy Group, Inc........................................................................          304,968
                                                                                                                 ---------------
                                                                                                                       2,040,550
                                                                                                                 ---------------
                  OIL, GAS & CONSUMABLE FUELS -- 2.6%
           7,112  Enbridge, Inc................................................................................          196,007
           9,036  Equitrans Midstream Corp.....................................................................           65,601
           6,774  Keyera Corp. (CAD)...........................................................................           96,147
          25,127  Kinder Morgan, Inc...........................................................................          299,011
             976  ONEOK, Inc...................................................................................           28,304
          19,499  TC Energy Corp...............................................................................          769,431
           5,190  Williams (The) Cos., Inc.....................................................................           99,596
                                                                                                                 ---------------
                                                                                                                       1,554,097
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.7%
           6,894  Novo Nordisk A/S, ADR........................................................................          440,458
                                                                                                                 ---------------
                  THRIFTS & MORTGAGE FINANCE -- 1.8%
          46,062  Meridian Bancorp, Inc........................................................................          573,472
          52,247  Northfield Bancorp, Inc......................................................................          530,829
                                                                                                                 ---------------
                                                                                                                       1,104,301
                                                                                                                 ---------------
                  WATER UTILITIES -- 0.4%
           6,031  Essential Utilities, Inc.....................................................................          248,477
                                                                                                                 ---------------
                  TOTAL COMMON STOCKS..........................................................................       17,605,935
                  (Cost $17,144,639)                                                                             ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


     UNITS                                                 DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS -- 6.6%

                  CHEMICALS -- 0.4%
          13,708  Westlake Chemical Partners, L.P..............................................................  $       248,389
                                                                                                                 ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.7%
           6,938  NextEra Energy Partners, L.P. (b)............................................................          435,706
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 5.5%
           4,652  Cheniere Energy Partners, L.P................................................................          167,705
           5,594  Energy Transfer, L.P.........................................................................           28,809
          46,904  Enterprise Products Partners, L.P............................................................          777,199
          24,767  Holly Energy Partners, L.P...................................................................          283,830
          20,936  Magellan Midstream Partners, L.P.............................................................          744,065
           8,880  Phillips 66 Partners, L.P....................................................................          208,414
           8,701  Plains All American Pipeline, L.P............................................................           54,381
          21,676  Shell Midstream Partners, L.P................................................................          189,665
          29,912  TC PipeLines, L.P............................................................................          842,023
                                                                                                                 ---------------
                                                                                                                       3,296,091
                                                                                                                 ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS............................................................        3,980,186
                  (Cost $4,478,987)                                                                              ---------------



   PRINCIPAL                                                                          STATED         STATED
     VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 2.9%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
                  Federal Home Loan Mortgage Corporation
$          7,941     Series 1998-192, Class IO, IO, STRIPS........................     6.50%        02/01/28               1,163
          75,000     Series 2003-2669, Class LL...................................     5.50%        08/15/33              86,613
          87,482     Series 2006-3114, Class GI, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (c).................................................     6.45%        02/15/36              17,119
           5,900     Series 2006-3200, Class PO, PO...............................      (d)         08/15/36               5,640
           7,264     Series 2007-3373, Class TO, PO...............................      (d)         04/15/37               6,802
          23,704     Series 2011-3817, Class MA...................................     4.50%        10/15/37              23,911
           6,836     Series 2011-3917, Class AI, IO...............................     4.50%        07/15/26                 292
         935,419     Series 2016-4619, Class IB, IO...............................     4.00%        12/15/47              34,197
                  Federal National Mortgage Association
           1,889     Series 1992-205, Class Z.....................................     7.00%        11/25/22               1,973
           9,954     Series 1993-176, Class E, PO.................................      (d)         08/25/23               9,910
           8,717     Series 1993-247, Class 2, IO, STRIPS.........................     7.50%        10/25/23                 576
          48,372     Series 1997-22, Class PC.....................................     4.50%        03/18/27              51,905
           4,380     Series 2002-1, Class HC......................................     6.50%        02/25/22               4,460
          61,092     Series 2003-339, Class 12, IO, STRIPS........................     6.00%        06/25/33              10,627
          11,955     Series 2003-W2, Class 1A1....................................     6.50%        07/25/42              14,114
          38,620     Series 2004-T2, Class 1PO, PO................................      (d)         11/25/43              36,680
           8,284     Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (e)...........     0.43%        01/25/37               8,287
          51,257     Series 2007-32, Class KT.....................................     5.50%        04/25/37              59,581
          13,470     Series 2007-42, Class AO, PO.................................      (d)         05/25/37              12,610
          10,861     Series 2008-44, Class PO, PO.................................      (d)         05/25/38               9,879
          66,705     Series 2012-409, Class C17, IO, STRIPS.......................     4.00%        11/25/41               9,131
         112,463     Series 2015-14, Class IK, IO.................................     0.75%        03/25/45              10,148
          16,514     Series 2015-72, Class PC.....................................     3.00%        10/25/43              16,553
                  Government National Mortgage Association
          19,806     Series 2003-7, Class TA......................................     4.50%        11/16/32              20,450
          20,693     Series 2003-52, Class AP, PO.................................      (d)         06/16/33              19,772


Page 10                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         45,175     Series 2004-47, Class PD.....................................     6.00%        06/16/34     $        50,241
           2,896     Series 2004-109, Class BC....................................     5.00%        11/20/33               2,894
           6,570     Series 2005-17, Class AD.....................................     5.00%        02/20/35               7,148
          10,000     Series 2010-84, Class YB.....................................     4.00%        07/20/40              10,901
          41,362     Series 2010-111, Class JA....................................     2.50%        09/16/40              42,216
          24,541     Series 2013-20, Class KI, IO.................................     5.00%        01/20/43               2,844
           1,734     Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (e)............     4.50%        08/20/39               1,737
          24,289     Series 2013-67, Class PI, IO.................................     4.00%        12/16/42               2,500
                  NCUA Guaranteed Notes Trust
          25,002     Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (e)............     0.70%        12/08/20              24,987
                                                                                                                 ---------------
                                                                                                                         617,861
                                                                                                                 ---------------

                  PASS-THROUGH SECURITIES -- 1.9%
                  Federal Home Loan Mortgage Corporation
          57,629     Pool A47829..................................................     4.00%        08/01/35              62,690
          64,961     Pool A80290..................................................     5.00%        11/01/35              75,038
          43,730     Pool A94951..................................................     4.00%        11/01/40              48,873
          24,392     Pool A95134..................................................     4.50%        11/01/40              27,455
          22,605     Pool A97601..................................................     4.50%        03/01/41              25,952
          11,027     Pool G03523..................................................     6.00%        11/01/37              12,971
          28,579     Pool G06501..................................................     4.00%        04/01/41              31,504
          38,585     Pool G07286..................................................     6.50%        09/01/39              45,378
              82     Pool G11973..................................................     5.50%        02/01/21                  82
          15,394     Pool G13124..................................................     6.00%        12/01/22              15,908
           9,139     Pool G13465..................................................     6.00%        01/01/24               9,394
          17,856     Pool G13790..................................................     4.50%        04/01/25              18,863
          20,632     Pool G13844..................................................     4.50%        07/01/25              21,865
          11,254     Pool G14184..................................................     5.00%        07/01/25              11,878
          22,998     Pool G15725..................................................     4.50%        09/01/26              24,367
           6,959     Pool O20138..................................................     5.00%        11/01/30               7,634
          26,832     Pool Q05201..................................................     4.00%        12/01/41              29,760
                  Federal National Mortgage Association
          77,069     Pool 724888..................................................     5.50%        06/01/33              86,319
           2,611     Pool 879398..................................................     5.50%        02/01/21               2,622
          13,103     Pool 888112..................................................     6.50%        12/01/36              15,643
           6,187     Pool 889780..................................................     5.50%        03/01/23               6,405
              52     Pool 890206..................................................     5.50%        10/01/21                  52
           7,769     Pool 897936..................................................     5.50%        08/01/21               7,843
          21,064     Pool 923171..................................................     7.50%        03/01/37              24,630
          21,834     Pool 977130..................................................     5.50%        08/01/23              22,725
          10,935     Pool 983629..................................................     4.50%        05/01/23              11,466
          13,868     Pool 995400..................................................     7.00%        06/01/23              14,366
          41,745     Pool 995700..................................................     6.50%        03/01/27              46,624
          23,355     Pool AB2265..................................................     4.00%        02/01/41              26,384
           7,633     Pool AI1191..................................................     4.50%        04/01/41               8,582
          25,708     Pool AI7800..................................................     4.50%        07/01/41              28,939
          20,815     Pool AJ5299..................................................     4.00%        11/01/41              23,514
          35,958     Pool AJ5300..................................................     4.00%        11/01/41              39,903
          33,298     Pool AK3103..................................................     4.00%        02/01/42              36,777
          47,489     Pool AL1024..................................................     4.50%        07/01/26              51,295


                        See Notes to Financial Statements                Page 11


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$          9,952     Pool AL6304..................................................     5.50%        09/01/25     $        10,363
          44,807     Pool AU4726..................................................     4.00%        09/01/43              49,822
                  Government National Mortgage Association
          13,703     Pool 3500....................................................     5.50%        01/20/34              16,266
           7,625     Pool 3513....................................................     5.00%        02/20/34               8,679
          16,444     Pool 3555....................................................     5.00%        05/20/34              18,735
          43,758     Pool 3975....................................................     5.50%        04/20/37              51,943
          14,254     Pool 4230....................................................     6.00%        09/20/23              15,011
          34,301     Pool 609116..................................................     4.50%        02/15/44              39,886
          12,541     Pool MA2293..................................................     3.50%        10/20/44              13,029
                                                                                                                 ---------------
                                                                                                                       1,147,435
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        1,765,296
                  (Cost $1,752,043)                                                                              ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS -- 2.2%
           7,426  Agree Realty Corp............................................................................          460,932
           7,885  National Health Investors, Inc...............................................................          441,954
           7,827  Realty Income Corp...........................................................................          452,870
                                                                                                                 ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................................        1,355,756
                  (Cost $1,440,351)                                                                              ---------------



   PRINCIPAL                                                                          STATED         STATED
     VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
ASSET-BACKED SECURITIES -- 0.0%
                  First Alliance Mortgage Loan Trust
$         15,592     Series 1999-1, Class A1......................................     7.18%        06/20/30              15,792
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................           15,792
                  (Cost $15,592)                                                                                 ---------------

MORTGAGE-BACKED SECURITIES -- 0.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                  Residential Accredit Loans, Inc.
           1,653     Series 2003-QS5, Class A2, 1 Mo. LIBOR (x) -1.83 +
                        14.76% (c)................................................    14.48%        03/25/18               1,570
           1,539     Series 2003-QS14, Class A1...................................     5.00%        07/25/18               1,538
             769     Series 2003-QS20, Class CB...................................     5.00%        11/25/18                 791
                  Structured Asset Securities Corp.
           8,559     Series 2003-37A, Class 3A7 (f)...............................     3.05%        12/25/33               8,721
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................           12,620
                  (Cost $12,544)                                                                                 ---------------

                  TOTAL INVESTMENTS -- 97.3%....................................................................      59,070,670
                  (Cost $59,487,368) (g)
                  NET OTHER ASSETS AND LIABILITIES -- 2.7%......................................................       1,647,987
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.......................................................................... $    60,718,657
                                                                                                                 ===============


Page 12                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

-----------------------------

(a)   Investments in an affiliated fund.

(b)   This security is taxed as a "C" corporation for federal income tax purposes.

(c)   Inverse floating rate security.

(d)   Zero coupon security.

(e)   Floating or variable rate security.

(f)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(g)   Aggregate cost for federal income tax purposes is $60,337,455. As of
      October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $1,614,410 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $2,881,195. The net unrealized depreciation was $1,266,785.

ADR   American Depositary Receipt.

IO    Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR London Interbank Offered Rate

PO    Principal-Only Security

STRIPS Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
CAD   Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                       10/31/2020           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Exchange-Traded Funds*............................   $    34,335,085    $    34,335,085    $            --    $            --
Common Stocks*....................................        17,605,935         17,605,935                 --                 --
Master Limited Partnerships*......................         3,980,186          3,980,186                 --                 --
U.S. Government Agency Mortgage-Backed
   Securities.....................................         1,765,296                 --          1,765,296                 --
Real Estate Investment Trusts*....................         1,355,756          1,355,756                 --                 --
Asset-Backed Securities...........................            15,792                 --             15,792                 --
Mortgage-Backed Securities........................            12,620                 --             12,620                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total Investments.................................   $    59,070,670    $    57,276,962    $     1,793,708    $            --
                                                     ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 13


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2020


ASSETS:
Investments, at value - Unaffiliated...................................     $     27,685,153
Investments, at value - Affiliated.....................................           31,385,517
                                                                            ----------------
Total investments, at value............................................           59,070,670
Cash...................................................................              901,078
Due from broker........................................................               60,591
Foreign currency, at value.............................................                5,045
Receivables:
   Capital shares sold.................................................           11,244,641
   Investment securities sold..........................................               93,176
   Dividends...........................................................               81,542
   Interest............................................................               10,072
   Reclaims............................................................                2,623
                                                                            ----------------
      Total Assets.....................................................           71,469,438
                                                                            ----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................           10,732,740
   Investment advisory fees............................................               18,041
                                                                            ----------------
      Total Liabilities................................................           10,750,781
                                                                            ----------------
NET ASSETS.............................................................     $     60,718,657
                                                                            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     68,063,456
Par value..............................................................               13,500
Accumulated distributable earnings (loss)..............................           (7,358,299)
                                                                            ----------------
NET ASSETS.............................................................     $     60,718,657
                                                                            ================
NET ASSET VALUE, per share.............................................     $          44.98
                                                                            ================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            1,350,002
                                                                            ================
Investments, at cost - Unaffiliated....................................     $     27,813,515
                                                                            ================
Investments, at cost - Affiliated......................................     $     31,673,853
                                                                            ================
Total investments, at cost.............................................     $     59,487,368
                                                                            ================
Foreign currency, at cost (proceeds)...................................     $          6,097
                                                                            ================


Page 14                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2020


INVESTMENT INCOME:
Dividends - Unaffiliated...............................................     $        904,433
Dividends - Affiliated.................................................            1,428,277
Interest...............................................................               85,872
Foreign withholding tax................................................              (13,555)
                                                                            ----------------
   Total investment income.............................................            2,405,027
                                                                            ----------------
EXPENSES:
Investment advisory fees...............................................              577,708
                                                                            ----------------
   Total expenses......................................................              577,708
   Less fees waived by the investment advisor..........................             (265,076)
                                                                            ----------------
   Net expenses........................................................              312,632
                                                                            ----------------
NET INVESTMENT INCOME (LOSS)...........................................            2,092,395
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................           (5,031,685)
   Investments - Affiliated............................................           (1,359,644)
   In-kind redemptions - Unaffiliated..................................              147,843
   In-kind redemptions - Affiliated....................................             (370,959)
   Futures contracts...................................................                8,634
   Foreign currency transactions.......................................                    7
                                                                            ----------------
Net realized gain (loss)...............................................           (6,605,804)
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................           (2,049,126)
   Investments - Affiliated............................................             (686,817)
   Foreign currency translation........................................                 (204)
                                                                            ----------------
Net change in unrealized appreciation (depreciation)...................           (2,736,147)
                                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (9,341,951)
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     (7,249,556)
                                                                            ================


                        See Notes to Financial Statements                Page 15


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF CHANGES IN NET ASSETS


                                                                                  YEAR                   YEAR
                                                                                 ENDED                  ENDED
                                                                               10/31/2020             10/31/2019
                                                                            ----------------       ----------------
OPERATIONS:
Net investment income (loss)...........................................     $      2,092,395       $      2,621,165
Net realized gain (loss)...............................................           (6,605,804)               577,341
Net change in unrealized appreciation (depreciation)...................           (2,736,147)             4,790,638
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting from operations........           (7,249,556)             7,989,144
                                                                            ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................           (2,785,206)            (3,409,004)
Return of capital......................................................              (88,048)                    --
                                                                            ----------------       ----------------
Total distributions to shareholders....................................           (2,873,254)            (3,409,004)
                                                                            ----------------       ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................           11,244,641             17,620,172
Cost of shares redeemed................................................          (31,523,585)           (14,583,948)
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................................          (20,278,944)             3,036,224
                                                                            ----------------       ----------------
Total increase (decrease) in net assets................................          (30,401,754)             7,616,364

NET ASSETS:
Beginning of period....................................................           91,120,411             83,504,047
                                                                            ----------------       ----------------
End of period..........................................................     $     60,718,657       $     91,120,411
                                                                            ================       ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................            1,800,002              1,750,002
Shares sold............................................................              250,000                350,000
Shares redeemed........................................................             (700,000)              (300,000)
                                                                            ----------------       ----------------
Shares outstanding, end of period......................................            1,350,002              1,800,002
                                                                            ================       ================


Page 16                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                          YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------------------
                                               2020              2019              2018              2017              2016
                                          --------------    --------------    --------------    --------------    --------------
Net asset value, beginning of period        $    50.62        $    47.72        $    50.68        $    49.89        $    47.76
                                            ----------        ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      1.46              1.63              1.69              1.56              1.60
Net realized and unrealized gain (loss)          (5.07)             3.34             (2.26)             1.10 (a)          2.45
                                            ----------        ----------        ----------        ----------        ----------
Total from investment operations                 (3.61)             4.97             (0.57)             2.66              4.05
                                            ----------        ----------        ----------        ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (1.97)            (2.07)            (2.10)            (1.65)            (1.92)
Net realized gain                                   --                --                --             (0.22)               --
Return of capital                                (0.06)               --             (0.29)               --                --
                                            ----------        ----------        ----------        ----------        ----------
Total distributions                              (2.03)            (2.07)            (2.39)            (1.87)            (1.92)
                                            ----------        ----------        ----------        ----------        ----------
Net asset value, end of period              $    44.98        $    50.62        $    47.72        $    50.68        $    49.89
                                            ==========        ==========        ==========        ==========        ==========
TOTAL RETURN (b)                                 (7.19)%           10.60%            (1.21)%            5.40% (a)         8.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   60,719        $   91,120        $   83,504        $   96,286        $   17,460
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (c)                                 0.85%             0.85%             0.86% (d)         0.85%             0.85%
Ratio of net expenses to average
   net assets (c)                                 0.46%             0.50%             0.50% (d)         0.52%             0.55%
Ratio of net investment income (loss) to
   average net assets                             3.08%             3.21%             3.40%             3.10%             3.30%
Portfolio turnover rate (e)                        118%               91%              113%              119%               88%


(a)   The Fund received a reimbursement from the Advisor in the amount of $3,457 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the
      Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Includes excise tax. If this excise tax expense was not included, the total and net expense ratios would have been 0.85% and 0.49%, respectively.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. The Fund's primary investment objective is to seek risk-adjusted income.
The Fund's secondary investment objective is capital appreciation.

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the Fund. The following serve as investment sub-advisors to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors").
The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a
Sub-Advisor (each, a "Management Team"), which employ their respective investment strategies. The Fund seeks to achieve its objectives by having each
Management Team focus on those securities within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

The Fund's investment categories are: (i) high-yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging market countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities (including common stock) of companies (that may be domiciled in or outside of the United States) and depositary receipts.
The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Team may seek exposure to these asset classes directly or through investments in exchange-traded funds ("ETFs"). The
Advisor expects that the Fund may at times invest significantly in other ETFs, including but not limited to, other ETFs that are advised by the Advisor;
accordingly, the Fund may operate principally as a "fund of funds," but will not necessarily operate as such at all times.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2020

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third- party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock
      Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for
      Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2020

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the economic, political and social prospects/developments of the country of issue and the assessment of the country's
                  government leaders/officials (for sovereign debt only);

           12)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;
            2)    the size of the holding;
            3)    the initial cost of the security;
            4)    transactions in comparable securities;
            5)    price quotes from dealers and/or third-party pricing services;
            6)    relationships among various securities;
            7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
            8)    an analysis of the issuer's financial statements; and
            9)    the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2020

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2020

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in "Net change in unrealized appreciation (depreciation) on investments
- Unaffiliated" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.
The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments -
Unaffiliated" on the Statement of Operations.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

G. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

H. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2020

Amounts related to these investments at October 31, 2020 and for the fiscal year then ended are as follows:


                                                                               CHANGES IN
                                                                               UNREALIZED     REALIZED
                     SHARES AT      VALUE AT                                  APPRECIATION      GAIN         VALUE AT     DIVIDEND
   SECURITY NAME     10/31/2020    10/31/2019    PURCHASES        SALES      (DEPRECIATION)    (LOSS)       10/31/2020     INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust
   Emerging Markets
   Local Currency
   Bond ETF              198,848  $  8,279,392  $  4,601,982  $   (4,800,693) $   (663,414) $    (582,861) $  6,834,406  $   373,819

First Trust
   Institutional
   Preferred
   Securities
   and Income ETF        125,406     2,875,710     1,226,819      (1,614,554)      (57,245)         2,146     2,432,876      122,265

First Trust
   Long Duration
   Opportunities ETF      18,000       322,299       187,383              --        15,648             --       525,330       13,083

First Trust
   Low Duration
   Opportunities ETF     104,000     3,217,919     5,106,527      (2,974,683)       11,613         (4,336)    5,357,040       91,033

First Trust
   Preferred
   Securities
   and Income ETF        379,838     8,585,277     3,834,283      (4,931,758)     (280,307)        74,000     7,281,495      373,947

First Trust
   Senior Loan Fund           --            --    15,259,853     (13,743,858)           --     (1,515,995)           --      154,739

First Trust
   Tactical High
   Yield ETF             189,993    15,842,027     9,805,263     (17,276,251)      286,888        296,443     8,954,370      299,391
                                  --------------------------------------------------------------------------------------------------
Total Investments
   in Affiliates                  $ 39,122,624  $ 40,022,110  $  (45,341,797) $   (686,817) $  (1,730,603) $ 31,385,517  $ 1,428,277
                                  ==================================================================================================


I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended October
31, 2020 and 2019 was as follows:

Distributions paid from:                              2020             2019
Ordinary income...............................   $    2,785,206   $    3,409,004
Capital gains.................................               --               --
Return of capital.............................           88,048               --

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income.................   $           --
Accumulated capital and other gain (loss).....       (6,090,400)
Net unrealized appreciation (depreciation)....       (1,267,899)

J. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2020

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of October 31,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $6,090,400.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31, 2020, the adjustments for the Fund were as follows:

                               ACCUMULATED
           ACCUMULATED         NET REALIZED
          NET INVESTMENT       GAIN (LOSS)
          INCOME (LOSS)       ON INVESTMENTS      PAID-IN CAPITAL
          --------------      --------------      ---------------
          $      692,811      $      135,918      $      (828,729)

K. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

The Fund and First Trust have retained the Sub-Advisors to provide recommendations to the Advisor regarding the selection and ongoing monitoring of the securities in the Fund's investment portfolio. First Trust executes all transactions on behalf of the Fund, with the exception of the securities that are selected by FTGP. EIP, an affiliate of First Trust, provides recommendations regarding the selection of MLP securities for the Fund's investment portfolio and provides ongoing monitoring of the MLP securities, MLP affiliate and energy infrastructure securities in the Fund's investment portfolio selected by EIP.
EIP exercises discretion only with respect to assets of the Fund allocated to
EIP by the Advisor. FTGP, an affiliate of First Trust, selects international sovereign debt securities for the Fund's investment portfolio and provides ongoing monitoring of the international sovereign debt securities in the Fund's investment portfolio selected by FTGP. RBA provides recommendations regarding longer term investment strategies that combine top-down, macroeconomic analysis and quantitatively-driven portfolio construction. RBA exercises discretion only with respect to assets allocated to RBA by the Advisor. Stonebridge, an affiliate of First Trust, provides recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in the Fund's investment portfolio.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust will supervise the Sub-Advisors and their management of the investment of the Fund's assets and will pay EIP, FTGP, RBA and Stonebridge for their services as the Fund's sub-advisors. EIP and FTGP each receive a sub-advisory fee from First Trust equal to 40% of any remaining monthly investment management fee paid to First Trust for the average daily net assets allocated to the Sub-Advisor after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. RBA and Stonebridge each receive annual sub-advisory fees equal to
0.20% of the average daily net assets on the assets of the Fund allocated to the
Sub-Advisor by First Trust. First Trust will also be responsible for the Fund's


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2020

expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment
Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses") with the exception of those attributable to affiliated Funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets.
The total of the unitary management fee, acquired fund fees and expenses, and other excluded expenses represents the Fund's total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with First Trust.
First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses on the shares of investment companies advised by First Trust. During the fiscal year ended October 31, 2020, the Advisor waived fees of $265,076.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined- outcome fund or is an index fund. Additionally, the Lead Independent
Trustee and the Chairmen of the Audit Committee, Nominating and Governance
Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the
First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and in- kind transactions for the fiscal year ended October 31, 2020, were $466,645 and $79,932,054, respectively.
The proceeds from sales and paydowns of U.S. Government securities and non-U.S.
Government securities, excluding short-term investments and in-kind transactions for the fiscal year ended October 31, 2020, were $4,902,178 and $74,651,340, respectively.

For the fiscal year ended October 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were $3,803,623 and $25,098,676, respectively.

                           5. DERIVATIVE TRANSACTIONS

As of October 31, 2020, the Fund had no derivative instruments.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended October 31, 2020, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION
--------------------------------
INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                  $  8,634
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                 --

During the fiscal year ended October 31, 2020, the notional value of futures contracts opened and closed were $128,988 and $128,988, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and
Liabilities.

                                                                         Page 25

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2020

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). In order to purchase Creation Units of the Fund, an
Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit
Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash
Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash
Component.

Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation
Transaction Fee may increase or decrease with changes in the Fund's portfolio.
The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite
Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. The Fund reserves the right to effect redemptions in cash. An
Authorized Participant may request cash redemption in lieu of securities;
however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                                9. OTHER MATTERS

By operation of law, the Fund now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Strategic Income ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 18, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                         Page 27

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended October 31, 2020, the following percentages of income dividend paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

          Dividends Received Deduction         Qualified Dividend Income
          ----------------------------         -------------------------
                     17.16%                             21.02%

A portion of the Fund's 2020 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended October 31, 2020, may be eligible for the Qualified Business Income Deduction (QBI) under Internal
Revenue Code Section 199A for the aggregate dividends the Fund received from the underlying Real Estate Investment Trusts (REITs) it invests in.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2020 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 29

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2020 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Advisory Agreement") between the Trust, on behalf of First Trust Strategic Income ETF (the "Fund"), and First Trust
Advisors L.P. (the "Advisor"); the Investment Sub-Advisory Agreement (the
"Stonebridge Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the Advisor and Stonebridge Advisors LLC ("Stonebridge"); the Investment
Sub-Advisory Agreement (the "Richard Bernstein Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the Advisor and Richard Bernstein Advisors LLC
("Richard Bernstein"); the Investment Sub-Advisory Agreement (the "Energy Income
Partners Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the
Advisor and Energy Income Partners, LLC ("Energy Income Partners"); and the
Investment Sub-Advisory Agreement (the "First Trust Global Sub-Advisory
Agreement") among the Trust, on behalf of the Fund, the Advisor and First Trust
Global Portfolios Ltd. ("First Trust Global"). The Stonebridge Sub-Advisory
Agreement, the Richard Bernstein Sub-Advisory Agreement, the Energy Income
Partners Sub-Advisory Agreement and the First Trust Global Sub-Advisory
Agreement are collectively referred to as the "Sub-Advisory Agreements."
Stonebridge, Richard Bernstein, Energy Income Partners and First Trust Global
are each referred to as a "Sub-Advisor" and collectively as the "Sub-Advisors."
The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the "Agreements." The Board approved the continuation of the Agreements for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The
Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor and each Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and each Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rates for the Fund as compared to fees charged to other clients of the

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2020 (UNAUDITED)

Sub-Advisors; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and each Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; financial data for each Sub-Advisor; any fall-out benefits to the
Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust
Global, and the Sub-Advisors; and information on the Advisor's and each
Sub-Advisor's compliance programs. The Board reviewed initial materials with the
Advisor at the meeting held on May 11, 2020, prior to which the Independent
Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisors. Following the May meeting, counsel to the
Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor and each Sub-Advisor on the operations of the Advisor and each Sub-Advisor, respectively, and the performance of the Fund since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangements between the
Trust and the Advisor and among the Trust, the Advisor and each Sub-Advisor continue to be reasonable business arrangements from the Fund's perspective. The
Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisors manage the Fund and knowing the Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisors under the
Agreements. The Board considered that the Fund is an actively-managed ETF and employs a multi-manager/multi-sleeve structure. With respect to the Advisory
Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the
Sub-Advisors and the strategic and tactical asset allocations among internal management teams and the Sub-Advisors performed by members of the Advisor's
Investment Committee, as well as the background and experience of the persons responsible for such services. In addition to materials provided by the Advisor, at the May 11, 2020 meeting, the Board received a presentation from members of the Investment Committee discussing the services that the Investment Committee provides to the Fund. The Board considered that Stonebridge and Richard
Bernstein act as non-discretionary managers providing model portfolio recommendations to the Advisor, and that although First Trust Global and Energy
Income Partners act as discretionary investment advisors, the Advisor executes the Fund's portfolio trades. The Board noted that members of the Advisor's
Mortgage Securities Team and Leveraged Finance Investment Team participate in the management of the Fund and considered the experience of each Team and noted
the Board's prior meetings with members of each Team. The Board noted that the
Advisor oversees management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, each
Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First
Trust Fund Complex. With respect to the Sub-Advisory Agreements, the Board noted
that the Fund is an actively-managed ETF and the Sub-Advisors actively manage the Fund's investments. The Board reviewed the materials provided by each
Sub-Advisor and considered the services that each Sub-Advisor provides to the
Fund, including each Sub-Advisor's discretionary or non-discretionary management, as applicable, of the portion of the Fund's assets allocated to it.
In considering each Sub-Advisor's services to the Fund, the Board noted the background and experience of each Sub-Advisor's portfolio management team and the Board's prior meetings with members of each portfolio management team. The
Board also received a presentation from representatives of Energy Income
Partners at the June 8, 2020 meeting. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and each
Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor and the Sub-Advisors have managed the Fund consistent with the Fund's investment objectives, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the Advisory
Agreement for the services provided. The Board noted that the Advisor pays each
Sub-Advisor a separate sub-advisory fee from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the
Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board noted that the Advisor had previously agreed to waive its unitary fee to the extent of acquired fund fees and expenses of shares of investment

                                                                         Page 31


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2020 (UNAUDITED)

companies advised by the Advisor that are held by the Fund. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisors to other fund (including
ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund, after taking into account fee waivers, was below the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the May 11, 2020 meeting, discussed with
Broadridge its methodology for assembling peer groups and discussed with the
Advisor limitations in creating peer groups for actively-managed ETFs and that different business models may affect the pricing of services among ETF sponsors.
The Board noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the
Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2019 to the performance of the funds in the Performance Universe and to that of a blended benchmark index. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median and the blended benchmark index for the one-, three- and five-year periods ended December 31, 2019.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisors are compensated)
continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisors to the Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that affiliates of the Advisor have ownership interests in Stonebridge, Energy Income Partners and First Trust
Global and considered potential fall-out benefits to the Advisor from such ownership interests. The Board also considered that the Advisor had identified as a fall out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft-dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

With respect to the Stonebridge Sub-Advisory Agreement, the Board considered
Stonebridge's expenses in providing investment services to the Fund and noted
Stonebridge's hiring of additional personnel and commitment to add additional resources if assets increase. The Board did not review the profitability of
Stonebridge with respect to the Fund. The Board noted that the Advisor pays
Stonebridge from the unitary fee, and its understanding that the Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The
Board considered fall-out benefits that may be realized by Stonebridge from its relationship with the Fund, including potential fall-out benefits to Stonebridge from the ownership interest of an affiliate of the Advisor in Stonebridge, and noted Stonebridge's statement that its relationship with the Advisor has helped it build relationships with Wall Street firms that have preferred and hybrid securities trading desks, which may lead to access to those firms' research reports and analysts. The Board noted that Stonebridge acts as non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential fall-out benefits to Stonebridge were not unreasonable.

With respect to the Richard Bernstein Sub-Advisory Agreement, the Board
considered Richard Bernstein's statements about economies of scale. The Board did not review the profitability of Richard Bernstein with respect to the Fund.
The Board noted that the Advisor pays Richard Bernstein from the unitary fee, and its understanding that the Fund's sub-advisory fee rate was the product of


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2020 (UNAUDITED)

an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board noted the potential fall-out benefits identified by Richard Bernstein as a result of its relationship with the Fund and the Advisor. The Board noted that Richard Bernstein acts as non-discretionary manager providing model portfolio recommendations to the
Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential fall-out benefits to
Richard Bernstein were not unreasonable.

With respect to the Energy Income Partners Sub-Advisory Agreement, the Board
considered that Energy Income Partners' investment services expenses are primarily fixed in nature, and that Energy Income Partners has made recent investments in personnel and infrastructure and anticipates that its expenses will continue to rise due to additions to personnel and system upgrades. The
Board did not review the profitability of Energy Income Partners with respect to the Fund. The Board noted that the Advisor pays Energy Income Partners from the unitary fee, and its understanding that the Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered fall-out benefits that may be realized by Energy Income Partners from its relationship with the Fund, including the potential fall-out benefits to Energy
Income Partners from the ownership interest of an affiliate of the Advisor in
Energy Income Partners. The Board noted that Energy Income Partners does not provide trade execution services on behalf of the Fund. The Board concluded that the character and amount of potential fall-out benefits to Energy Income
Partners were not unreasonable.

With respect to the First Trust Global Sub-Advisory Agreement, the Board
considered First Trust Global's statements that expenses incurred in providing services to the Fund are of a fixed nature and that no economies of scale have been identified from the provision of services to the Fund. The Board did not review the profitability of First Trust Global with respect to the Fund. The
Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential fall-out benefits to First Trust
Global from being associated with the Advisor and the Fund. The Board noted that
First Trust Global does not provide trade execution services on behalf of the
Fund. The Board concluded that the character and amount of potential fall-out benefits to First Trust Global were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee.

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule
22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 33


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                                                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                               FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         OR APPOINTED                DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         189         None
(1951)                                              Limited Partner, Gundersen Real Estate
                               o Since Inception    Limited Partnership (June 1992 to
                                                    December 2016); Member, Sportsmed LLC
                                                    (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term    President, ADM Investors Services, Inc.          189         Director of ADM
(1957)                                              (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                 Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee       o Indefinite Term    President, Hibs Enterprises (Financial           189         Director of Trust
(1956)                                              and Management Consulting)                                   Company of
                               o Since Inception                                                                 Illinois

Niel B. Nielson, Trustee       o Indefinite Term    Senior Advisor (August 2018 to Present),         189         None
(1954)                                              Managing Director and Chief Operating
                               o Since Inception    Officer (January 2015 to August 2018),
                                                    Pelita Harapan Educational Foundation
                                                    (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term    Chief Executive Officer, First Trust             189         None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception    L.P., Chairman of the Board of Directors,
                                                    BondWave LLC (Software Development
                                                    Company) and Stonebridge Advisors LLC
                                                    (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2020 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 35


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

First Trust Global Portfolios Limited
8 Angel Court
London EC2R 7HJ

Richard Bernstein Advisors, LLC
120 West 45th Street, 36th Floor
New York, NY 10036

Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Low Duration Opportunities ETF (LMBS)

Annual Report
For the Year Ended
October 31, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                 ANNUAL REPORT
                                OCTOBER 31, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Low Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Low Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the twelve months ended October 31, 2020.

As I was collecting my thoughts for this annual roundup it occurred to me that my message this year should touch on the tone of the markets and the investing climate rather than belabor all the news and events that brought us to this juncture. We all know how tumultuous our lives have become over the past eight or so months. The phrase "shelter-at-home" says it all. I would rather talk about why I believe investors should be optimistic about where we could be headed.

Having said that, allow me to at least acknowledge the two elephants in the room: the coronavirus ("COVID-19") and the election. In the first 12 days of
November, we learned the following: that we likely have a new president-elect
(Joe Biden), though it may not be official for some time because it is being contested by President Donald Trump and some of his loyal backers in the
Republican Party citing voter fraud in certain states; that we still do not know which political party will have control of the Senate due to a couple of run-offs in Georgia to be held on January 5, 2021; and, that it looks as though we may be fortunate enough to have an FDA-approved COVID-19 vaccine by either the end of 2020 or the start of 2021, though that too is not yet official. It could be a game-changer in the COVID-19 battle. And, we may gain access to additional vaccines as well. The key to getting the economy back to running on all cylinders is to fully reopen, and a vaccine is "what the doctor ordered."

With respect to the tone of the markets and investment climate, to say that I am encouraged about what has transpired in 2020 would be an understatement. Despite the extraordinary challenges so far this year, the S&P 500(R) Index posted a total return of 2.77% over the first 10 months of 2020, this despite plunging
33.8% into bear market territory from February 19, 2020 through March 23, 2020, according to Bloomberg. As impressive as that feat is, the future looks even brighter. While Bloomberg's consensus earnings growth rate estimate for the S&P
500(R) Index for 2020 was -16.51%, as of November 13, 2020, its 2021 and 2022
estimates were 21.74% and 16.95%, respectively. That is a strong take on the prospects for a rebound in Corporate America over the next 24 months. One of the tailwinds that is providing a good deal of support to the economy and markets is the decision by the Federal Reserve (the "Fed") to keep interest rates artificially low for as long as need be to meet both its employment and inflation targets. By keeping rates lower for longer, the Fed is essentially inviting investors to assume more risk to generate higher returns. Brian
Wesbury, Chief Economist at First Trust, believes that the Fed could need until
2024 to accomplish its goals. That is a lot of runway for investors to reposition their portfolios, if needed, and a very generous, and perhaps unprecedented, amount of guidance from the Fed, in our opinion. Those investors with cash on the sidelines earning next to nothing have options if they choose to act.

We are encouraged about the prospects for the economy and the markets, but investors should be prepared to weather some volatility until the COVID-19 pandemic is better contained. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

The primary investment objective of the First Trust Low Duration Opportunities
ETF (the "Fund") is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor")
serves as the advisor. James Snyder and Jeremiah Charles are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's investment portfolio.

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments. The Fund's investment categories are: (i) mortgage-related investments, including mortgage-backed securities that may be, but are not required to be, issued or guaranteed by the U.S. government or its agencies or instrumentalities; (ii) U.S. government securities, including callable agency securities, which give the issuer (the U.S. government agency) the right to redeem the security prior to maturity, and U.S. government inflation-indexed securities; and (iii) high yield debt, commonly referred to as "junk" debt.
Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade (as described in (iii) above), illiquid securities, and derivative instruments. The Fund is diversified.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                                            1 Year Ended   5 Years Ended   Inception (11/4/14)   5 Years Ended   Inception (11/4/14)
                                              10/31/20       10/31/20          to 10/31/20         10/31/20          to 10/31/20
FUND PERFORMANCE
NAV                                            1.50%           3.15%              3.24%             16.78%             21.01%
Market Price                                   1.71%           3.24%              3.25%             17.30%             21.13%

INDEX PERFORMANCE
ICE BofA 1-5 Year US Treasury &
   Agency Index                                4.11%           2.21%              2.08%             11.53%             13.14%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

-----------------------------------------------------------
                                                % OF
FUND ALLOCATION                              NET ASSETS
-----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                            87.5%
Mortgage-Backed Securities                       2.9
Asset-Backed Securities                          2.2
Exchange-Traded Funds                            0.0*
Money Market Funds                              20.9
U.S. Government Agency Mortgage-
   Backed Securities Sold Short                 (9.0)
Net Other Assets and Liabilities(1)             (4.5)
                                              -------
     Total                                     100.0%
                                              =======

-----------------------------------------------------------
                                          % OF TOTAL LONG
                                            FIXED-INCOME
CREDIT QUALITY(3)                        INVESTMENTS & CASH
-----------------------------------------------------------
Government and Agency                          76.98%
AAA                                             0.49
AA+                                             0.00**
AA                                              0.01
A+                                              0.04
A                                               0.00**
BBB+                                            0.03
BBB-                                            0.00**
BB+                                             0.03
BB                                              0.12
B+                                              0.00**
B-                                              0.00**
CCC                                             0.02
D                                               0.05
Not Rated                                       3.68
Cash and Cash Equivalents                      18.55
                                              -------
     Total                                    100.00%
                                              =======

*  Amount is less than 0.05%.
** Amount is less than 0.01%.

-----------------------------------------------------------
                                           % OF LONG-TERM
TOP TEN HOLDINGS                           INVESTMENTS(2)
-----------------------------------------------------------
Federal National Mortgage Association,
   Pool TBA, 2.50%, 12/15/50                    6.51%
Federal National Mortgage Association,
   Pool TBA, 2.00%, 12/15/50                    4.33
Federal National Mortgage Association,
   Pool TBA, 1.50%, 11/15/35                    2.16
Federal National Mortgage Association,
   Pool FM2500, 2.50%, 3/1/35                   2.08
Federal National Mortgage Association,
   Pool FM1194, 4.50%, 5/1/39                   1.81
Federal Home Loan Mortgage Corporation,
   Series 2017-4673, Class WZ, 3.50%,
      4/15/47                                   1.57
Federal Home Loan Mortgage Corporation,
   Series 2018-4790, Class Z,
   4.00%, 5/15/48                               1.55
Federal Home Loan Mortgage Corporation,
   Pool SD8082, 1.50%, 10/1/50                  1.55
Federal National Mortgage Association,
   Pool FM1725, 2.50%, 11/01/47                 1.30
Federal National Mortgage Association,
   Pool BM5508, 5.00%, 2/1/49                   1.22
                                              -------
     Total                                     24.08%
                                              =======

-----------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
-----------------------------------------------------------
October 31, 2020                             1.57 Years
High - December 31, 2019                     2.56 Years
Low - July 31, 2020                          1.17 Years

-----------------------------

(1)   Includes variation margin on futures contracts.

(2)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(3)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government and Agency". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  NOVEMBER 4, 2014 - OCTOBER 31, 2020

            First Trust Low Duration     ICE BofA 1-5 Year US
               Opportunities ETF        Treasury & Agency Index
11/4/14             $10,000                     $10,000
4/30/15              10,236                      10,097
10/31/15             10,362                      10,144
4/30/16              10,725                      10,256
10/31/16             11,138                      10,301
4/30/17              11,186                      10,279
10/31/17             11,274                      10,307
4/30/18              11,294                      10,205
10/31/18             11,368                      10,273
4/30/19              11,635                      10,578
10/31/19             11,923                      10,867
4/30/20              11,990                      11,290
10/31/20             12,101                      11,314


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Low Duration Opportunities ETF ("the Fund" or
"LMBS"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP
JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP

                                   COMMENTARY

MARKET RECAP

The 12-month period ended October 31, 2020 began relatively calmly, being driven primarily by policy decisions related to the trade war between the U.S. and
China. The onset of the coronavirus ("COVID-19") pandemic triggered an unprecedented liquidity crisis across global markets, with its effects rippling through the domestic and global economies and causing profound changes in both bond and equity market fundamentals, risk factors and valuations. Due to the nature of this pandemic, the reversal in monetary policy driven by the trade war was put into overdrive. In response, the Federal Reserve (the "Fed") began a new phase of seemingly limitless quantitative easing, and reinstated programs that were last relied upon during the Great Recession of 2008. It also began to roll out new programs, expanding the range of covered asset classes, and providing a backstop to the significant dislocations and severe illiquidity that occurred.
The Fed further aided markets with emergency rate cuts totaling 150 basis points
("bps") and setting the lower bound of the Fed Funds rate at 0%. The Fed was not alone in providing aid, as Congress stepped in with a large stimulus package to help Americans weather coronavirus and its effects. Treasury issuance as a result has soared to buoy government spending, however, with the aid of quantitative easing ("QE") programs and a continued demand for safe haven assets, Treasury yields plunged to record lows. For example, over the last year, the 2-Year Treasury yield has declined precipitously by -137 bps to close on
October 31, 2020 at 15 bps, while the 10-Year Treasury fell 82 bps to close the year at 87.4 bps, with the curve bull steepening. The COVID-19 panic did not discriminate, affecting nearly every aspect of the broader spread markets, including Agency Mortgage-Backed Securities ("MBS"), which initially saw large spread widening moves as Agency MBS spreads widened dramatically from the low
40s Treasury Option-Adjusted Spread ("OAS"), to a wide of 136 OAS. Agency MBS spreads tightened to close the fiscal year at 64 OAS, as the impact of Fed programs and legislative support helped improve liquidity and greatly improved market participants risk appetite.

PERFORMANCE ANALYSIS

During the 12-month period ended October 31, 2020, the Fund returned 1.50% on a net asset value ("NAV") basis. Since the Fund's inception on November 4, 2014, the Fund has returned a cumulative 21.01%, net of fees.

During the 12-month period ended October 31, 2020, the ICE BofA 1-5 Year U.S.
Treasury & Agency Index (the "Index") returned 4.11%. Since the Fund's inception on November 4, 2014, the Index has returned 13.14% on a cumulative basis.

During the 12-month period ended October 31, 2020, the Fund underperformed the
Index by -261 bps, net of fees. Since the Fund's inception, the Fund has outperformed the Index by 7.87%, net of fees. The Fund is structured to own a significant percentage of the Fund in MBS, with the majority allocated to the
Agency MBS sector, whereas the benchmark is a pure treasury and agency index.
MBS, both Agency and to a greater extent, Non-Agency Residential Mortgage-Backed
Securities ("RMBS"), each experienced substantial widening during the severe illiquidity that gripped the fixed income markets during the early stages of the
COVID-19 pandemic unfolding. As American markets digested the rapid pace of lockdowns, uncertainties on future economic health, and the Fed's rapidly evolving market support, treasury yields plunged, in an outright flight to quality. This was detrimental to the Fund in terms of matching the benchmark's performance, due to the negative convexity associated with mortgage securities as well as the Fund's longstanding utilization of treasury future hedges to prudently manage interest rate risk. As the year progressed and the Fed continued to unveil the ever-broadening scope of its market support, coupled with legislative initiatives, risk assets staged a dramatic comeback that has persisted into the close of the fiscal year. As such, valuations on both
Non-Agency RMBS and Agency MBS have improved, which helped the Fund to recover from its NAV low which was posted on March 25, 2020. Since the NAV low, the Fund has outperformed its 1-5 Year Treasury benchmark by nearly 200 bps.

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

MARKET OUTLOOK

The Fed has deployed emergency rate cuts, large scale QE, unprecedented lending programs and has signaled it plans to be highly accommodative for some time to come. We believe this will keep the front end of the yield curve anchored in place in the near term, with any rate volatility centralized in the longer maturity segments of the yield curve. We do expect consumer and overall economic data to continue to recover, with the recovery likely to accelerate on the back of any potential additional stimulus package, as well as any positive developments in COVID-19 treatment and vaccines to combat the pandemic. On the other side of that, a rapid acceleration of the pandemic, and corresponding enhanced large-scale restrictions or lockdowns could be quite detrimental to our growth forecast. Over the near term, we expect no rise in inflation, but given the surge in the money supply and dollar weakness, we could see inflationary pressure build over the medium term. We remain positive on MBS spread valuations over the longer term and believe there is additional capacity for spread tightening to occur. Lastly, while we do generally expect interest rate volatility to remain somewhat muted due to ongoing fiscal and monetary programs deployed to assist in fighting the virus, chiefly quantitative easing and the potential for a yield curve control type program by the Fed, we are mindful that volatility could spike around the U.S. elections in November 2020.

Given our outlook on the broader bond markets, we plan to continue to actively manage the Fund versus the Index from a duration standpoint, especially after the dramatic declines in Treasury yields to such uneconomic levels. To the extent the curve sees a large bear steepening, likely due to inflation, supply or volatility, we will look to take advantage of higher longer maturity yields.
Across the mortgage sector, prepayments remain extremely elevated due to low interest rates and mortgage buybacks. As such, we continue to favor select, call protected MBS interest only securities, loan balance specified pools, Agency
Commercial Mortgage-Backed Securities, locked out Collateralized Mortgage
Obligation structures and select TBA hedges. Our goal is simple. Lock in longer, more certain mortgage cashflow in government guaranteed sectors, with little to no credit loss risk, protecting for a strategic period the yield, income, dividend and spread for the Fund's shareholders. Over time, we expect others will need those same characteristics and those bonds will become dearer and perform well. Going forward, we are extremely positive on the Fund's future performance as its securities represent attractive value relative to the corporate, generic mortgage and treasury sectors, in our view. We continue to maintain exceptional liquidity within a difficult environment allowing us the ability to take advantage of opportunities should they arise in Non-Agency RMBS and Non-Agency Commercial Mortgage-Backed Securities.


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust Low Duration Opportunities ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX MONTH         SIX MONTH
                                                    MAY 1, 2020      OCTOBER 31, 2020      PERIOD (a)       PERIOD (a) (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
Actual                                               $1,000.00          $1,009.30             0.65%             $3.28
Hypothetical (5% return before expenses)             $1,000.00          $1,021.87             0.65%             $3.30


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2020 through October 31, 2020), multiplied by 184/366 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 87.5%
                  ASSET-BACKED SECURITIES -- 0.0%
                  Fannie Mae Grantor Trust
$        290,149     Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.11% (a)............      0.26%       07/25/32    $        283,662
                                                                                                                ----------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 30.5%
                  Federal Home Loan Mortgage Corporation
          21,971     Series 1992-133, Class B, IO, STRIPS.........................      8.50%       06/01/22                 949
          21,708     Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)..........      0.98%       03/15/22              21,684
          10,112     Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)...........      1.30%       04/15/23              10,191
           8,321     Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury
                        Rate - 0.65% (a)..........................................      0.04%       08/15/23               8,199
          81,237     Series 1993-1579, Class PM...................................      6.70%       09/15/23              86,354
          67,306     Series 1993-1630, Class PK...................................      6.00%       11/15/23              71,311
           4,552     Series 1993-1643, Class PK...................................      6.50%       12/15/23               4,786
         200,194     Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)...........      1.65%       04/15/24             203,111
           1,662     Series 1998-2089, Class PJ, IO...............................      7.00%       10/15/28                 169
           7,853     Series 1998-2102, Class Z....................................      6.00%       12/15/28               8,887
         727,763     Series 1999-21, Class A, 1 Mo. LIBOR + 0.18% (a).............      0.33%       10/25/29             724,787
           1,564     Series 2001-2365, Class LO, PO...............................       (b)        09/15/31               1,561
         180,865     Series 2002-48, Class 1A (c).................................      4.80%       07/25/33             202,127
          49,408     Series 2002-2405, Class BF...................................      7.00%       03/25/24              52,366
         150,747     Series 2002-2410, Class OG...................................      6.38%       02/15/32             190,586
         133,374     Series 2002-2427, Class GE...................................      6.00%       03/15/32             157,502
         233,885     Series 2002-2437, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 7.90% (d)............................      7.75%       01/15/29              36,509
          14,946     Series 2003-58, Class 2A.....................................      6.50%       09/25/43              17,389
         283,922     Series 2003-2557, Class HL...................................      5.30%       01/15/33             328,636
         154,824     Series 2003-2564, Class AC...................................      5.50%       02/15/33             177,290
         442,203     Series 2003-2574, Class PE...................................      5.50%       02/15/33             515,236
         188,915     Series 2003-2577, Class LI, IO...............................      5.50%       02/15/33              29,623
       1,484,000     Series 2003-2581, Class LL...................................      5.25%       03/15/33           1,640,314
         264,742     Series 2003-2586, Class TG...................................      5.50%       03/15/23             273,620
          67,628     Series 2003-2597, Class AE...................................      5.50%       04/15/33              73,371
       1,832,000     Series 2003-2613, Class LL...................................      5.00%       05/15/33           2,043,746
         237,469     Series 2003-2626, Class ZW...................................      5.00%       06/15/33             273,381
         517,682     Series 2003-2626, Class ZX...................................      5.00%       06/15/33             640,062
         106,000     Series 2003-2669, Class LL...................................      5.50%       08/15/33             122,414
          38,000     Series 2003-2676, Class LL...................................      5.50%       09/15/33              42,407
         572,056     Series 2004-2771, Class NL...................................      6.00%       03/15/34             672,546
         465,868     Series 2004-2793, Class PE...................................      5.00%       05/15/34             540,598
       1,174,603     Series 2004-2801, Class SE, IO,
                        1 Mo. LIBOR (x) -1 + 7.05% (d)............................      6.90%       07/15/32             216,747
         206,204     Series 2004-2835, Class QY, IO,
                        1 Mo. LIBOR (x) -1 + 7.90% (d)............................      7.75%       12/15/32              39,535
         162,439     Series 2004-2890, Class ZA...................................      5.00%       11/15/34             187,368
         561,218     Series 2004-2891, Class ZA...................................      6.50%       11/15/34             829,126
         408,087     Series 2004-2907, Class DZ...................................      4.00%       12/15/34             443,192
       1,682,477     Series 2005-233, Class 12, IO, STRIPS........................      5.00%       09/15/35             312,294
       1,282,463     Series 2005-234, Class IO, IO, STRIPS........................      4.50%       10/01/35             196,971
         678,000     Series 2005-2973, Class GE...................................      5.50%       05/15/35             847,828
         149,193     Series 2005-3031, Class BI, IO,
                        1 Mo. LIBOR (x) -1 + 6.69% (d)............................      6.54%       08/15/35              35,216
       3,419,240     Series 2005-3054, Class ZW...................................      6.00%       10/15/35           3,938,072
          20,404     Series 2005-3074, Class ZH...................................      5.50%       11/15/35              28,234
         396,122     Series 2006-238, Class 8, IO, STRIPS.........................      5.00%       04/15/36              68,417


Page 8                  See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        339,498     Series 2006-243, Class 11, IO, STRIPS (e)....................      7.00%       08/15/36    $         74,902
         433,666     Series 2006-3114, Class GI, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (d)............................      6.45%       02/15/36              84,864
          62,078     Series 2006-3117, Class ZU...................................      6.00%       02/15/36              92,554
          35,726     Series 2006-3150, Class DZ...................................      5.50%       05/15/36              41,624
       2,224,328     Series 2006-3174, Class LF,
                        1 Mo. LIBOR + 0.35% (a)...................................      0.50%       05/15/36           2,231,791
       2,505,149     Series 2006-3196, Class ZK...................................      6.50%       04/15/32           3,498,836
       1,959,663     Series 2006-3210, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (d)............................      6.45%       09/15/36             410,074
         573,010     Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)..........      0.70%       04/15/32             578,470
         201,150     Series 2006-3245, Class PO, PO...............................       (b)        11/15/36             194,261
       1,216,269     Series 2007-3262, Class KS, IO,
                        1 Mo. LIBOR (x) -1 + 6.41% (d)............................      6.26%       01/15/37             161,200
          38,690     Series 2007-3274, Class B....................................      6.00%       02/15/37              43,785
         311,990     Series 2007-3322, Class NF,
                        1 Mo. LIBOR (x) 2,566.67 - 16,683.33%, 0.00% Floor (a)....      0.00%       05/15/37             301,271
          48,768     Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)..........      0.45%       07/15/37              48,935
          70,051     Series 2007-3349, Class MY...................................      5.50%       07/15/37              81,459
         180,952     Series 2007-3360, Class CB...................................      5.50%       08/15/37             206,544
       1,293,819     Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)..........      0.77%       10/15/47           1,315,665
         111,636     Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)..........      0.50%       11/15/36             112,153
         431,039     Series 2008-3406, Class B....................................      6.00%       01/15/38             491,242
         110,981     Series 2008-3413, Class B....................................      5.50%       04/15/37             125,313
         343,255     Series 2008-3420, Class AZ...................................      5.50%       02/15/38             397,129
         184,366     Series 2008-3448, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.05% (d)............................      5.90%       05/15/38              13,936
       3,767,598     Series 2009-3522, Class SE, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       04/15/39             742,627
          36,939     Series 2009-3523, Class SD,
                        1 Mo. LIBOR (x) -2.75 + 19.66% (d)........................      9.25%       06/15/36              51,721
       1,146,713     Series 2009-3542, Class ZP...................................      5.00%       06/15/39           1,415,362
         177,000     Series 2009-3550, Class LL...................................      4.50%       07/15/39             207,568
         698,292     Series 2009-3563, Class ZP...................................      5.00%       08/15/39             893,045
       2,498,407     Series 2009-3572, Class JS, IO,
                        1 Mo. LIBOR (x) -1 + 6.80% (d)............................      6.65%       09/15/39             414,007
          31,159     Series 2009-3585, Class QZ...................................      5.00%       08/15/39              41,978
         168,736     Series 2009-3587, Class FX, 1 Mo. LIBOR (a)..................      0.15%       12/15/37             156,337
         796,493     Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)...........      0.66%       03/15/36             799,374
       2,090,367     Series 2009-3605, Class NC...................................      5.50%       06/15/37           2,415,893
         500,000     Series 2010-3622, Class PB...................................      5.00%       01/15/40             582,177
         621,640     Series 2010-3632, Class BS,
                        1 Mo. LIBOR (x) -3.33 + 17.50% (d)........................     17.01%       02/15/40             912,324
             214     Series 2010-3637, Class LJ...................................      3.50%       02/15/25                 214
         107,000     Series 2010-3645, Class WD...................................      4.50%       02/15/40             119,990
         661,000     Series 2010-3667, Class PL...................................      5.00%       05/15/40             748,429
          22,149     Series 2010-3688, Class HI, IO...............................      5.00%       11/15/21                 246
          96,576     Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)..........      0.75%       07/15/40              97,658
       1,578,258     Series 2010-3704, Class ED...................................      4.00%       12/15/36           1,647,195
         400,000     Series 2010-3714, Class PB...................................      4.75%       08/15/40             491,669
           5,586     Series 2010-3716, Class PC...................................      2.50%       04/15/38               5,609
         132,866     Series 2010-3726, Class BI, IO...............................      6.00%       07/15/30                  49
         804,963     Series 2010-3735, Class IK, IO...............................      3.50%       10/15/25              38,480


                        See Notes to Financial Statements                 Page 9


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        128,893     Series 2010-3735, Class JI, IO...............................      4.50%       10/15/30    $         14,877
           9,662     Series 2010-3739, Class MB...................................      4.00%       06/15/37               9,692
         453,438     Series 2010-3740, Class SC, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       10/15/40              83,833
          15,075     Series 2010-3755, Class AI, IO (f)...........................      3.50%       11/15/20                   1
         215,435     Series 2010-3764, Class QA...................................      4.00%       10/15/29             216,347
          77,765     Series 2010-3770, Class GZ...................................      4.50%       10/15/40             109,791
           2,463     Series 2010-3775, Class LD...................................      3.00%       12/15/20               2,462
           7,157     Series 2010-3775, Class LI, IO (f)...........................      3.50%       12/15/20                   0
         312,000     Series 2010-3780, Class AV...................................      4.00%       04/15/31             344,860
         134,659     Series 2011-3795, Class ED...................................      3.00%       10/15/39             138,444
         600,000     Series 2011-3796, Class PB...................................      5.00%       01/15/41             730,361
         318,793     Series 2011-3819, Class ZQ...................................      6.00%       04/15/36             379,121
       3,411,907     Series 2011-3820, Class GZ...................................      5.00%       03/15/41           4,170,822
         300,000     Series 2011-3820, Class NC...................................      4.50%       03/15/41             352,887
          67,845     Series 2011-3827, Class BM...................................      5.50%       08/15/39              68,258
         153,801     Series 2011-3828, Class SY,
                        1 Mo. LIBOR (x) -3 + 13.20% (d)...........................     12.75%       02/15/41             261,392
       1,404,736     Series 2011-3841, Class JZ...................................      5.00%       04/15/41           1,631,353
         103,547     Series 2011-3842, Class BS,
                        1 Mo. LIBOR (x) -5 + 22.75% (d)...........................     22.00%       04/15/41             238,701
         300,000     Series 2011-3844, Class PC...................................      5.00%       04/15/41             368,885
       1,055,647     Series 2011-3852, Class SW, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       05/15/41             161,469
       3,071,544     Series 2011-3860, Class PZ...................................      5.00%       05/15/41           3,698,758
         525,000     Series 2011-3890, Class ME...................................      5.00%       07/15/41             645,486
       1,387,000     Series 2011-3895, Class PW...................................      4.50%       07/15/41           1,608,493
       1,717,010     Series 2011-3925, Class ZD...................................      4.50%       09/15/41           2,179,775
         841,433     Series 2011-3926, Class SH, IO,
                        1 Mo. LIBOR (x) -1 + 6.55% (d)............................      6.40%       05/15/40              60,796
       2,359,613     Series 2011-3935, Class HZ...................................      4.50%       10/15/41           3,007,525
         181,775     Series 2011-3935, Class LI, IO...............................      3.00%       10/15/21               1,406
      15,136,174     Series 2011-3954, Class GS, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       11/15/41           3,184,279
         623,067     Series 2011-3956, Class KI, IO...............................      3.00%       11/15/21               6,728
         170,953     Series 2011-3960, Class BU...................................      3.50%       02/15/30             172,096
         213,327     Series 2011-3968, Class AI, IO (f)...........................      3.00%       12/15/21               2,298
         720,893     Series 2012-267, Class S5, IO, STRIPS,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       08/15/42             151,255
      21,597,116     Series 2012-272, Class PO, PO, STRIPS........................       (b)        08/15/42          20,338,576
      16,670,580     Series 2012-276, Class S5, IO, STRIPS,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       09/15/42           3,129,747
          84,495     Series 2012-278, Class F1, STRIPS,
                        1 Mo. LIBOR + 0.45% (a)...................................      0.60%       09/15/42              85,427
         531,352     Series 2012-3994, Class AI, IO...............................      3.00%       02/15/22               6,477
         823,799     Series 2012-3999, Class WA (e)...............................      5.39%       08/15/40             945,877
       1,878,000     Series 2012-4000, Class PY...................................      4.50%       02/15/42           2,210,787
         182,482     Series 2012-4002, Class DE...................................      2.50%       03/15/30             182,681
          59,000     Series 2012-4012, Class GC...................................      3.50%       06/15/40              62,416
          33,547     Series 2012-4015, Class KB...................................      1.75%       05/15/41              34,338
         663,226     Series 2012-4021, Class IP, IO...............................      3.00%       03/15/27              34,759
       1,051,974     Series 2012-4026, Class GZ...................................      4.50%       04/15/42           1,356,132


Page 10                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      1,297,624     Series 2012-4030, Class IL, IO...............................      3.50%       04/15/27    $         80,217
         138,248     Series 2012-4038, Class CS,
                        1 Mo. LIBOR (x) -3 + 12.00% (d)...........................     11.55%       04/15/42             165,022
       1,048,644     Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)..........      0.56%       07/15/37           1,049,122
       2,304,220     Series 2012-4054, Class AI, IO...............................      3.00%       04/15/27             133,624
      32,081,297     Series 2012-4057, Class ZA...................................      4.00%       06/15/42          36,346,609
       4,014,266     Series 2012-4057, Class ZC...................................      3.50%       06/15/42           4,340,618
       2,306,416     Series 2012-4077, Class TS, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       05/15/41             414,996
         613,924     Series 2012-4090, Class YZ...................................      4.50%       08/15/42             821,107
          49,702     Series 2012-4097, Class ES, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       08/15/42              10,065
       4,769,265     Series 2012-4097, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.05% (d)............................      5.90%       08/15/42           1,035,887
       2,447,000     Series 2012-4098, Class PE...................................      4.00%       08/15/42           2,841,685
         489,552     Series 2012-4103, Class HI, IO...............................      3.00%       09/15/27              32,129
          59,326     Series 2012-4116, Class AS, IO,
                        1 Mo. LIBOR (x) -1 + 6.15% (d)............................      6.00%       10/15/42              11,492
       2,534,135     Series 2012-4121, Class HI, IO...............................      3.50%       10/15/27             183,624
       2,395,373     Series 2012-4132, Class AI, IO...............................      4.00%       10/15/42             373,816
         633,906     Series 2012-4136, Class TU, IO,
                        1 Mo. LIBOR (x) -22.50 + 139.50%, 4.50% Cap (d)...........      4.50%       08/15/42             115,535
         573,486     Series 2012-4145, Class YI, IO...............................      3.00%       12/15/27              36,178
         526,432     Series 2013-299, Class S1, IO, STRIPS,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       01/15/43              85,694
         627,559     Series 2013-303, Class C2, IO, STRIPS........................      3.50%       01/15/28              47,062
       9,723,499     Series 2013-303, Class C12, IO, STRIPS.......................      4.00%       12/15/32           1,047,548
      22,150,202     Series 2013-303, Class C33, IO, STRIPS.......................      4.50%       01/15/43           3,529,154
       5,632,730     Series 2013-304, Class C19, IO, STRIPS.......................      5.00%       06/15/42           1,170,359
         524,027     Series 2013-304, Class C37, IO, STRIPS.......................      3.50%       12/15/27              28,580
       2,528,371     Series 2013-304, Class C40, IO, STRIPS.......................      3.50%       09/15/26             128,190
      20,752,946     Series 2013-311, Class PO, PO, STRIPS........................       (b)        08/15/43          19,212,245
       3,016,885     Series 2013-4151, Class DI, IO...............................      3.50%       11/15/31             174,174
       5,566,629     Series 2013-4154, Class IB, IO...............................      3.50%       01/15/28             412,458
      14,309,871     Series 2013-4170, Class CO, PO...............................       (b)        11/15/32          13,907,333
         905,000     Series 2013-4176, Class HE...................................      4.00%       03/15/43           1,075,469
         732,650     Series 2013-4177, Class GL...................................      3.00%       03/15/33             817,674
       2,216,262     Series 2013-4184, Class GZ...................................      3.00%       03/15/43           2,204,933
       6,425,784     Series 2013-4193, Class AI, IO...............................      3.00%       04/15/28             452,861
         826,035     Series 2013-4193, Class PB...................................      4.00%       04/15/43           1,022,027
      17,010,948     Series 2013-4194, Class GI, IO...............................      4.00%       04/15/43           2,483,573
       4,733,446     Series 2013-4203, Class US,
                        1 Mo. LIBOR (x) -1.50 + 6.00% (d).........................      5.78%       05/15/33           5,267,039
         500,000     Series 2013-4211, Class PB...................................      3.00%       05/15/43             560,349
       1,742,306     Series 2013-4213, Class MZ...................................      4.00%       06/15/43           1,977,193
         355,282     Series 2013-4226, Class NS,
                        1 Mo. LIBOR (x) -3 + 10.50% (d)...........................     10.05%       01/15/43             441,571
         505,058     Series 2013-4239, Class IO, IO...............................      3.50%       06/15/27              31,821
       1,450,000     Series 2013-4247, Class AY...................................      4.50%       09/15/43           1,821,901
         877,343     Series 2013-4261, Class GS,
                        1 Mo. LIBOR (x) -2.75 + 10.98% (d)........................     10.57%       01/15/41           1,194,729
         940,105     Series 2013-4265, Class IB, IO...............................      4.50%       12/15/24              51,859


                        See Notes to Financial Statements                Page 11


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        200,295     Series 2014-4300, Class IM, IO...............................      3.00%       03/15/37    $          9,302
       1,188,447     Series 2014-4314, Class CI, IO...............................      6.00%       03/15/44             278,429
       1,256,697     Series 2014-4316, Class XZ...................................      4.50%       03/15/44           1,485,963
         115,917     Series 2014-4318, Class CI, IO...............................      4.00%       03/15/22               1,035
      14,252,638     Series 2014-4329, Class VZ...................................      4.00%       04/15/44          15,848,934
         501,673     Series 2014-4332, Class PO, PO...............................       (b)        01/15/33             500,835
       5,491,945     Series 2014-4347, Class YT...................................      3.50%       06/15/44           5,987,966
      15,279,103     Series 2014-4375, Class MZ...................................      3.50%       08/15/44          17,318,268
       5,655,058     Series 2014-4387, Class IE, IO...............................      2.50%       11/15/28             321,866
      30,053,273     Series 2015-4483, Class ZX...................................      4.15%       06/15/44          34,790,390
       1,003,761     Series 2015-4503, Class MI, IO...............................      5.00%       08/15/45             197,350
         874,082     Series 2015-4512, Class W (c) (e)............................      5.40%       05/15/38             998,610
         152,094     Series 2015-4520, Class AI, IO...............................      3.50%       10/15/35              14,998
         546,513     Series 2015-4522, Class JZ...................................      2.00%       01/15/45             575,184
      17,339,886     Series 2015-4532, Class ZX...................................      4.00%       09/15/45          20,033,900
         257,983     Series 2016-4546, Class PZ...................................      4.00%       12/15/45             326,876
         436,701     Series 2016-4546, Class ZT...................................      4.00%       01/15/46             552,431
         134,048     Series 2016-4568, Class MZ...................................      4.00%       04/15/46             169,412
      17,559,933     Series 2016-4570, Class ST, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       04/15/46           4,101,419
       6,808,236     Series 2016-4572, Class LI, IO...............................      4.00%       08/15/45             959,380
      13,717,649     Series 2016-4582, Class GZ...................................      3.75%       03/15/52          15,740,377
      31,691,384     Series 2016-4585, Class DS, IO,
                        1 Mo. LIBOR (x) -1 +6.00% (d).............................      5.85%       05/15/46           7,642,010
       6,580,892     Series 2016-4587, Class ZH, steps up 07/15/21 to 4.00% (g)...      3.75%       03/15/44           7,776,977
       2,579,780     Series 2016-4591, Class GI, IO...............................      4.00%       12/15/44             344,365
       1,393,932     Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)..........      0.66%       11/15/41           1,408,465
         771,702     Series 2016-4600, Class WT...................................      3.50%       07/15/36             924,053
         324,867     Series 2016-4605, Class KS,
                        1 Mo. LIBOR (x) -1.57 + 4.71% (d).........................      4.48%       08/15/43             355,642
         856,834     Series 2016-4609, Class YI, IO...............................      4.00%       04/15/54              32,382
         457,549     Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)..........      1.25%       11/15/37             464,740
       1,223,979     Series 2016-4615, Class GT,
                        1 Mo. LIBOR (x) -4 + 16.00%, 4.00% Cap (d)................      4.00%       10/15/42           1,240,261
      22,301,055     Series 2016-4619, Class IB, IO...............................      4.00%       12/15/47             815,273
       3,350,647     Series 2016-4641, Class DI, IO...............................      5.00%       05/15/41             506,230
       8,478,445     Series 2017-4649, Class AZ...................................      3.50%       05/15/46           9,459,711
       1,173,000     Series 2017-4650, Class JH...................................      3.00%       01/15/47           1,313,337
      10,509,527     Series 2017-4660, Class PO, PO...............................       (b)        01/15/33           9,197,637
      84,344,133     Series 2017-4673, Class WZ...................................      3.50%       04/15/47          92,660,136
         600,000     Series 2017-4681, Class JY...................................      2.50%       05/15/47             640,601
      11,268,310     Series 2017-4682, Class KZ...................................      3.50%       09/15/46          12,521,235
       6,465,163     Series 2018-4774, Class SL, IO,
                        1 Mo. LIBOR (x) -1 + 6.20% (d)............................      6.05%       04/15/48           1,046,928
      22,173,409     Series 2018-4778, Class DZ...................................      4.00%       04/15/48          25,195,538
       2,556,214     Series 2018-4780, Class VA...................................      4.00%       05/15/29           2,728,932
       6,261,926     Series 2018-4780, Class Z....................................      4.00%       01/15/48           7,191,744
       5,397,855     Series 2018-4790, Class IO, IO...............................      4.50%       05/15/48             896,107
      84,471,696     Series 2018-4790, Class Z....................................      4.00%       05/15/48          91,731,337
       9,924,000     Series 2018-4826, Class ME...................................      3.50%       09/15/48          10,712,313
       3,517,000     Series 2018-4833, Class PY...................................      4.00%       10/15/48           3,890,049
      11,344,771     Series 2018-4851, Class PO, PO...............................       (b)        08/15/57           9,799,441


Page 12                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      6,674,285     Series 2018-4855, Class AZ...................................      4.00%       08/15/48    $      7,366,050
      10,367,570     Series 2018-4857, Class ZB...................................      4.50%       01/15/49          11,609,661
      26,126,000     Series 2018-4858, Class EK...................................      4.00%       01/15/49          28,047,567
       3,013,099     Series 2019-4872, Class BZ...................................      4.00%       04/15/49           3,671,026
      15,820,314     Series 2019-4894, Class PZ...................................      4.00%       07/15/49          17,098,376
      11,956,731     Series 2019-4910, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.05% (d)............................      5.90%       06/15/49           2,083,490
      21,462,881     Series 2019-4938, Class BS, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       12/25/49           2,899,532
      19,357,178     Series 2019-4943, Class NS, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       01/25/50           3,138,753
      71,091,689     Series 2020-4973, Class IK, IO...............................      5.00%       05/25/50          12,282,696
       2,515,155     Series 2020-4974, Class IA, IO...............................      3.50%       12/25/49             798,810
       9,608,042     Series 2020-4988, Class IJ, IO...............................      4.50%       12/15/47           1,630,337
      11,075,801     Series 2020-5000, Class ZE...................................      1.00%       07/25/50          10,979,970
      13,558,241     Series 2020-5013, Class HI, IO...............................      5.00%       03/25/40           2,350,531
       6,750,562     Series 2020-5013, Class IQ, IO...............................      3.50%       09/25/50           1,244,537
      33,291,468     Series 2020-5013, Class QI, IO...............................      3.50%       09/25/50           6,330,066
      29,186,598     Series 2020-5034, Class IO, IO (e)...........................      2.79%       10/15/45           1,623,504
      19,015,782     Series 2020-BM8449, Class WA.................................      4.00%       05/01/50          20,395,169
                  Federal National Mortgage Association
          94,330     Series 1992-38, Class GZ.....................................      7.50%       07/25/22              98,470
              15     Series 1992-44, Class ZQ.....................................      8.00%       07/25/22                  15
           3,078     Series 1992-185, Class ZB....................................      7.00%       10/25/22               3,212
             540     Series 1993-3, Class K.......................................      7.00%       02/25/23                 560
           7,469     Series 1993-39, Class Z......................................      7.50%       04/25/23               7,859
             920     Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury
                        Rate - 0.20% (a)..........................................      0.26%       04/25/23                 912
         105,184     Series 1993-169, Class L.....................................      6.50%       09/25/23             111,820
          32,102     Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury
                        Rate (x) -2.17 + 21.99% (d)...............................     20.54%       09/25/23              38,080
          25,317     Series 1993-214, Class 2, IO, STRIPS.........................      7.50%       03/25/23               1,623
         284,532     Series 1993-222, Class 2, IO, STRIPS.........................      7.00%       06/25/23              19,236
          14,740     Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)...........      0.75%       12/25/23              14,670
         140,552     Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)............      1.65%       04/25/24             142,515
          41,532     Series 1996-51, Class AY, IO.................................      7.00%       12/18/26               5,346
          89,317     Series 1998-37, Class VZ.....................................      6.00%       06/17/28              94,670
         534,697     Series 2000-45, Class SD, IO,
                        1 Mo. LIBOR (x) -1 + 7.95% (d)............................      7.80%       12/18/30              67,509
             159     Series 2001-8, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        1 Mo. LIBOR (x) -1 + 8.60% (d)............................      8.45%       02/17/31                   2
          93,589     Series 2001-34, Class SR, IO,
                        1 Mo. LIBOR (x) -1 + 8.10% (d)............................      7.95%       08/18/31               8,995
           2,946     Series 2001-42, Class SB,
                        1 Mo. LIBOR (x) -16 + 128.00%, 8.50% Cap (d)..............      8.50%       09/25/31               3,350
         165,218     Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a).............      0.55%       09/18/31             165,608
           8,804     Series 2002-22, Class G......................................      6.50%       04/25/32              10,453
          98,923     Series 2002-30, Class Z......................................      6.00%       05/25/32             116,077
          67,335     Series 2002-80, Class CZ.....................................      4.50%       09/25/32              81,537
         109,805     Series 2002-320, Class 2, IO, STRIPS.........................      7.00%       04/25/32              23,351
         110,294     Series 2002-323, Class 6, IO, STRIPS.........................      6.00%       01/25/32              20,549
         278,924     Series 2002-324, Class 2, IO, STRIPS.........................      6.50%       07/25/32              50,798


                        See Notes to Financial Statements                Page 13


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         33,229     Series 2003-14, Class AT.....................................      4.00%       03/25/33    $         34,987
          84,750     Series 2003-21, Class OA.....................................      4.00%       03/25/33              91,280
         106,052     Series 2003-32, Class UI, IO.................................      6.00%       05/25/33              20,156
         487,508     Series 2003-45, Class JB.....................................      5.50%       06/25/33             565,050
          40,908     Series 2003-52, Class NA.....................................      4.00%       06/25/23              41,524
       3,891,675     Series 2003-61, Class MZ.....................................      5.00%       08/25/33           4,318,180
          19,853     Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)............      0.45%       11/25/27              19,828
       1,800,929     Series 2003-63, Class IP, IO.................................      6.00%       07/25/33             337,155
         355,000     Series 2003-71, Class NH.....................................      4.29%       08/25/33             423,846
         485,014     Series 2003-75, Class GI, IO.................................      5.00%       08/25/23              13,097
         172,506     Series 2003-109, Class YB....................................      6.00%       11/25/33             204,495
         173,735     Series 2003-339, Class 12, IO, STRIPS........................      6.00%       06/25/33              30,221
         359,298     Series 2003-343, Class 2, IO, STRIPS.........................      4.50%       10/25/33              48,229
         310,036     Series 2003-345, Class 14, IO, STRIPS........................      6.00%       03/25/34              58,819
          57,012     Series 2003-348, Class 17, IO, STRIPS........................      7.50%       12/25/33              11,790
          83,709     Series 2003-348, Class 18, IO, STRIPS (e)....................      7.50%       12/25/33              18,099
          91,977     Series 2003-W3, Class 2A5....................................      5.36%       06/25/42             106,356
         882,018     Series 2003-W6, Class 1A41...................................      5.40%       10/25/42           1,013,863
          33,284     Series 2003-W10, Class 1A4...................................      4.51%       06/25/43              37,391
         573,100     Series 2003-W12, Class 1A8...................................      4.55%       06/25/43             638,891
         272,288     Series 2004-10, Class ZB.....................................      6.00%       02/25/34             316,753
         881,556     Series 2004-18, Class EZ.....................................      6.00%       04/25/34           1,042,162
         321,243     Series 2004-25, Class LC.....................................      5.50%       04/25/34             377,317
         346,471     Series 2004-25, Class UC.....................................      5.50%       04/25/34             411,082
          39,568     Series 2004-28, Class ZH.....................................      5.50%       05/25/34              54,213
         610,039     Series 2004-60, Class AC.....................................      5.50%       04/25/34             699,312
          12,109     Series 2004-W9, Class 1A3....................................      6.05%       02/25/44              14,032
       1,385,899     Series 2004-W10, Class A6....................................      5.75%       08/25/34           1,589,224
       2,516,422     Series 2005-2, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (d)...      6.45%       02/25/35             492,857
         494,657     Series 2005-2, Class TB, IO,
                        1 Mo. LIBOR (x) -1 + 5.90%, 0.40% Cap (d).................      0.40%       07/25/33               5,477
          54,403     Series 2005-29, Class ZT.....................................      5.00%       04/25/35              69,884
         111,351     Series 2005-40, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.70% (d)............................      6.55%       05/25/35              21,141
         271,659     Series 2005-52, Class TZ.....................................      6.50%       06/25/35             404,329
         990,903     Series 2005-57, Class KZ.....................................      6.00%       07/25/35           1,320,285
          12,278     Series 2005-67, Class SC,
                        1 Mo. LIBOR (x) -2.15 + 14.41% (d)........................     14.08%       08/25/35              16,631
          58,550     Series 2005-79, Class NS, IO,
                        1 Mo. LIBOR (x) -1 + 6.09% (d)............................      5.94%       09/25/35              11,409
       6,032,851     Series 2005-86, Class WZ.....................................      5.50%       10/25/35           6,884,339
          18,306     Series 2005-87, Class SC,
                        1 Mo. LIBOR (x) -1.67 + 13.83% (d)........................     13.58%       10/25/35              26,247
          32,093     Series 2005-90, Class ES,
                        1 Mo. LIBOR (x) -2.50 + 16.88% (d)........................     16.50%       10/25/35              45,750
          51,536     Series 2005-95, Class WZ.....................................      6.00%       11/25/35              78,057
          42,828     Series 2005-102, Class DS,
                        1 Mo. LIBOR (x) -2.75 + 19.80% (d)........................     19.39%       11/25/35              56,197
         636,025     Series 2005-104, Class UE....................................      5.50%       12/25/35             741,247
         177,114     Series 2005-359, Class 6, IO, STRIPS.........................      5.00%       11/25/35              25,739
         506,297     Series 2005-359, Class 12, IO, STRIPS........................      5.50%       10/25/35              97,012
         142,299     Series 2005-362, Class 13, IO, STRIPS........................      6.00%       08/25/35              29,729


Page 14                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         81,428     Series 2005-W1, Class 1A2....................................      6.50%       10/25/44    $         97,736
          39,823     Series 2006-5, Class 2A2 (c).................................      3.24%       02/25/35              42,431
      32,009,337     Series 2006-5, Class N2, IO (c)..............................      0.00%       02/25/35                 320
          75,969     Series 2006-15, Class IS, IO,
                        1 Mo. LIBOR (x) -1 + 6.58% (d)............................      6.43%       03/25/36              16,074
       1,668,033     Series 2006-20, Class PI, IO,
                        1 Mo. LIBOR (x) -1 + 6.68% (d)............................      6.53%       11/25/30             205,887
          23,817     Series 2006-31, Class PZ.....................................      6.00%       05/25/36              36,189
          63,811     Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)............      0.60%       06/25/36              64,336
       1,985,388     Series 2006-42, Class EI, IO,
                        1 Mo. LIBOR (x) -1 + 6.55% (d)............................      6.40%       06/25/36             353,534
         525,931     Series 2006-59, Class SL, IO,
                        1 Mo. LIBOR (x) -1 + 6.57% (d)............................      6.42%       07/25/36              93,507
         706,234     Series 2006-80, Class PH.....................................      6.00%       08/25/36             834,617
          94,779     Series 2006-85, Class MZ.....................................      6.50%       09/25/36             110,723
       2,606,792     Series 2006-110, Class PI, IO................................      5.50%       11/25/36             514,245
       2,757,777     Series 2006-116, Class ES, IO,
                        1 Mo. LIBOR (x) -1 + 6.65% (d)............................      6.50%       12/25/36             564,591
         236,085     Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)...........      0.50%       12/25/36             237,220
       2,688,185     Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)...........      0.21%       12/25/36           2,673,151
           1,368     Series 2006-126, Class DZ....................................      5.50%       01/25/37               1,461
           1,455     Series 2006-378, Class 31, IO, STRIPS (f)....................      4.50%       06/25/21                   2
         313,274     Series 2007-7, Class KA......................................      5.75%       08/25/36             392,727
          35,017     Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)............      0.48%       04/25/37              35,179
         895,258     Series 2007-28, Class ZA.....................................      6.00%       04/25/37           1,012,979
          60,586     Series 2007-32, Class KT.....................................      5.50%       04/25/37              70,425
         787,073     Series 2007-57, Class ZG.....................................      4.75%       06/25/37             960,469
         511,737     Series 2007-60, Class ZS.....................................      4.75%       07/25/37             670,763
         505,051     Series 2007-68, Class AE.....................................      6.50%       07/25/37             644,939
         473,391     Series 2007-116, Class PB....................................      5.50%       08/25/35             554,521
         167,838     Series 2007-117, Class MD....................................      5.50%       07/25/37             182,255
       4,778,041     Series 2007-W10, Class 3A (c)................................      3.36%       06/25/47           5,083,814
         119,942     Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a).............      0.70%       02/25/38             115,684
          18,892     Series 2008-8, Class ZA......................................      5.00%       02/25/38              22,722
           4,959     Series 2008-16, Class AB.....................................      5.50%       12/25/37               4,982
          17,606     Series 2008-17, Class IP, IO (f).............................      6.50%       02/25/38               2,244
         296,686     Series 2008-65, Class PE.....................................      5.75%       08/25/38             346,300
       1,014,018     Series 2008-389, Class 4, IO, STRIPS.........................      6.00%       03/25/38             182,203
          16,586     Series 2009-10, Class AB.....................................      5.00%       03/25/24              17,236
       1,108,235     Series 2009-11, Class PI, IO.................................      5.50%       03/25/36             215,583
          15,046     Series 2009-14, Class BS, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      6.10%       03/25/24                 418
       1,054,433     Series 2009-37, Class NZ.....................................      5.71%       02/25/37           1,398,065
          56,998     Series 2009-47, Class PE.....................................      4.00%       07/25/39              58,095
       4,400,000     Series 2009-50, Class GX.....................................      5.00%       07/25/39           5,445,480
         736,853     Series 2009-64, Class ZD.....................................      8.00%       08/25/39             923,400
         126,863     Series 2009-69, Class PO, PO.................................       (b)        09/25/39             118,710
       3,842,845     Series 2009-85, Class J......................................      4.50%       10/25/39           4,327,389
         306,359     Series 2009-91, Class HL.....................................      5.00%       11/25/39             333,662
          97,000     Series 2009-92, Class DB.....................................      5.00%       11/25/39             119,555
         732,283     Series 2009-103, Class PZ....................................      6.00%       12/25/39           1,063,355


                        See Notes to Financial Statements                Page 15


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        286,073     Series 2009-106, Class SN, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      6.10%       01/25/40    $         53,183
         254,483     Series 2009-109, Class PZ....................................      4.50%       01/25/40             311,346
          88,525     Series 2009-115, Class HZ....................................      5.00%       01/25/40              94,612
       1,631,704     Series 2009-397, Class 2, IO, STRIPS.........................      5.00%       09/25/39             275,644
         405,207     Series 2009-398, Class C13, IO, STRIPS.......................      4.00%       06/25/24              19,051
       1,350,000     Series 2010-2, Class LC......................................      5.00%       02/25/40           1,620,651
         183,136     Series 2010-3, Class DZ......................................      4.50%       02/25/40             227,189
         233,387     Series 2010-21, Class KO, PO.................................       (b)        03/25/40             221,757
         500,000     Series 2010-35, Class EP.....................................      5.50%       04/25/40             633,273
         520,322     Series 2010-35, Class SJ,
                        1 Mo. LIBOR (x) -3.33 + 17.67% (d)........................     17.17%       04/25/40             727,824
         400,000     Series 2010-38, Class KC.....................................      4.50%       04/25/40             458,456
         496,000     Series 2010-45, Class WB.....................................      5.00%       05/25/40             570,260
          49,577     Series 2010-49, Class SC, 1 Mo. LIBOR (x) -2 + 12.66% (d)....     12.36%       03/25/40              67,249
         515,281     Series 2010-68, Class BI, IO.................................      5.50%       07/25/50             106,677
          52,724     Series 2010-75, Class MT (c).................................      2.21%       12/25/39              55,172
         531,463     Series 2010-110, Class KI, IO................................      5.50%       10/25/25              25,170
         253,800     Series 2010-115, Class PO, PO................................       (b)        04/25/40             242,969
         361,961     Series 2010-129, Class SM, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       11/25/40              46,591
       2,821,000     Series 2010-142, Class DL....................................      4.00%       12/25/40           3,375,882
              86     Series 2010-145, Class PE....................................      3.25%       10/25/24                  86
       2,502,048     Series 2010-147, Class KS, IO,
                        1 Mo. LIBOR (x) -1 + 5.95% (d)............................      5.80%       01/25/41             317,657
         345,809     Series 2011-9, Class AZ......................................      5.00%       05/25/40             384,564
       1,507,000     Series 2011-10, Class AY.....................................      6.00%       02/25/41           2,088,166
           2,043     Series 2011-17, Class CD.....................................      2.00%       03/25/21               2,044
          16,346     Series 2011-17, Class CJ.....................................      2.75%       03/25/21              16,353
         209,363     Series 2011-30, Class LS, IO (e).............................      2.93%       04/25/41              14,324
         120,984     Series 2011-30, Class ZB.....................................      5.00%       04/25/41             147,701
         515,545     Series 2011-47, Class AI, IO.................................      5.50%       01/25/40               4,603
         312,139     Series 2011-52, Class GB.....................................      5.00%       06/25/41             359,760
         101,638     Series 2011-60, Class OA, PO.................................       (b)        08/25/39              94,123
           4,504     Series 2011-72, Class TI, IO (f).............................      4.00%       09/25/40                   9
       2,566,649     Series 2011-73, Class PI, IO.................................      4.50%       05/25/41             186,624
         348,681     Series 2011-74, Class TQ, IO,
                        1 Mo. LIBOR (x) -6.43 + 55.93%, 4.50% Cap (d).............      4.50%       12/25/33              41,745
          39,853     Series 2011-75, Class BL.....................................      3.50%       08/25/21              40,088
          75,274     Series 2011-86, Class DI, IO.................................      3.50%       09/25/21                 816
       2,342,183     Series 2011-87, Class YI, IO.................................      5.00%       09/25/41             435,192
       4,241,556     Series 2011-101, Class EI, IO................................      3.50%       10/25/26             202,162
         750,000     Series 2011-105, Class MB....................................      4.00%       10/25/41             890,748
       1,641,991     Series 2011-111, Class PZ....................................      4.50%       11/25/41           2,091,310
          10,276     Series 2011-113, Class GA....................................      2.00%       11/25/21              10,315
         789,665     Series 2011-118, Class IC, IO................................      3.50%       11/25/21               7,661
       7,242,718     Series 2011-123, Class JS, IO,
                        1 Mo. LIBOR (x) -1 + 6.65% (d)............................      6.50%       03/25/41           1,222,236
      12,230,119     Series 2011-123, Class ZP....................................      4.50%       12/25/41          14,551,080
         520,688     Series 2011-137, Class AI, IO (f)............................      3.00%       01/25/22               5,856
         802,199     Series 2011-145, Class IO, IO................................      3.00%       01/25/22               8,911
         252,597     Series 2012-8, Class TI, IO..................................      3.00%       10/25/21               2,371


Page 16                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$     12,721,771     Series 2012-15, Class PZ.....................................      4.00%       03/25/42    $     14,803,127
       1,634,081     Series 2012-28, Class PT.....................................      4.00%       03/25/42           1,816,580
         776,952     Series 2012-39, Class PB.....................................      4.25%       04/25/42             950,124
         188,156     Series 2012-52, Class BZ.....................................      4.00%       05/25/42             198,160
       1,287,473     Series 2012-53, Class CI, IO.................................      3.00%       05/25/22              18,229
       1,087,658     Series 2012-65, Class IO, IO.................................      5.50%       07/25/40             206,569
         273,379     Series 2012-66, Class DI, IO.................................      3.50%       06/25/27              18,124
          72,100     Series 2012-79, Class QA.....................................      2.00%       03/25/42              72,250
         936,567     Series 2012-101, Class AI, IO................................      3.00%       06/25/27              44,598
       6,582,127     Series 2012-103, Class HI, IO................................      3.00%       09/25/27             370,576
         338,048     Series 2012-111, Class B.....................................      7.00%       10/25/42             407,543
       3,926,604     Series 2012-118, Class DI, IO................................      3.50%       01/25/40             175,250
         292,879     Series 2012-118, Class IB, IO................................      3.50%       11/25/42              42,031
      16,002,539     Series 2012-122, Class SD, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       11/25/42           3,107,362
         435,138     Series 2012-133, Class KO, PO................................       (b)        12/25/42             317,813
       1,669,561     Series 2012-134, Class GI, IO................................      4.50%       03/25/29              51,206
         730,717     Series 2012-138, Class MA....................................      1.00%       12/25/42             726,111
       2,668,342     Series 2012-146, Class QA....................................      1.00%       01/25/43           2,601,130
         482,815     Series 2012-409, Class 49, IO, STRIPS (e)....................      3.50%       11/25/41              59,724
         674,921     Series 2012-409, Class 53, IO, STRIPS (e)....................      3.50%       04/25/42              84,605
       1,832,427     Series 2012-409, Class C17, IO, STRIPS.......................      4.00%       11/25/41             250,837
         690,000     Series 2013-10, Class HQ.....................................      2.50%       02/25/43             687,029
         716,416     Series 2013-13, Class IK, IO.................................      2.50%       03/25/28              35,879
         138,181     Series 2013-22, Class TS,
                        1 Mo. LIBOR (x) -1.50 + 6.08% (d).........................      5.85%       03/25/43             149,313
          47,813     Series 2013-23, Class ZB.....................................      3.00%       03/25/43              46,389
      13,529,743     Series 2013-33, Class UZ.....................................      3.50%       04/25/43          15,316,087
         750,000     Series 2013-41, Class DB.....................................      3.00%       05/25/43             826,179
       1,748,616     Series 2013-43, Class IX, IO.................................      4.00%       05/25/43             337,043
         572,583     Series 2013-51, Class PI, IO.................................      3.00%       11/25/32              49,910
         834,638     Series 2013-52, Class MD.....................................      1.25%       06/25/43             828,206
       7,970,895     Series 2013-54, Class LI, IO.................................      7.00%       11/25/34           1,720,529
       1,014,312     Series 2013-55, Class AI, IO.................................      3.00%       06/25/33              99,815
       5,611,785     Series 2013-67, Class IL, IO.................................      6.50%       07/25/43           1,120,101
         124,573     Series 2013-70, Class JZ.....................................      3.00%       07/25/43             137,666
         220,593     Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)............      0.40%       07/25/42             221,075
         256,068     Series 2013-94, Class CA.....................................      3.50%       08/25/38             258,519
          98,612     Series 2013-103, Class IO, IO................................      3.50%       03/25/38               3,013
         379,979     Series 2013-105, Class BN....................................      4.00%       05/25/43             441,612
         286,339     Series 2013-105, Class KO, PO................................       (b)        10/25/43             275,643
         195,852     Series 2013-106, Class KN....................................      3.00%       10/25/43             214,930
         414,972     Series 2013-128, Class PO, PO................................       (b)        12/25/43             385,428
       1,003,000     Series 2013-130, Class QY....................................      4.50%       06/25/41           1,229,293
       3,645,369     Series 2013-417, Class C21, IO, STRIPS.......................      4.00%       12/25/42             602,084
       6,590,321     Series 2013-418, Class C1, IO, STRIPS........................      3.50%       08/25/43             893,631
         197,261     Series 2014-29, Class GI, IO.................................      3.00%       05/25/29              12,140
       6,235,555     Series 2014-44, Class NI, IO.................................      4.50%       08/25/29             349,273
       1,126,293     Series 2014-46, Class KA (e).................................      5.36%       08/25/44           1,293,743
         260,675     Series 2014-68, Class GI, IO.................................      4.50%       10/25/43              27,325
         555,798     Series 2014-82, Class GZ.....................................      4.00%       12/25/44             687,667
       1,470,461     Series 2014-84, Class LI, IO.................................      3.50%       12/25/26              71,219


                        See Notes to Financial Statements                Page 17


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        152,830     Series 2014-91, Class PB.....................................      3.00%       02/25/38    $        153,102
         875,000     Series 2015-16, Class MY.....................................      3.50%       04/25/45           1,045,260
       8,000,000     Series 2015-19, Class JB.....................................      3.50%       04/25/45           9,124,864
         328,745     Series 2015-38, Class GI, IO.................................      3.00%       09/25/43              14,953
      16,116,897     Series 2015-40, Class AI, IO.................................      6.00%       05/25/37           3,381,304
       1,806,644     Series 2015-76, Class BI, IO.................................      4.00%       10/25/39             119,045
      10,598,200     Series 2015-80, Class HZ.....................................      3.50%       11/25/45          11,576,175
         338,239     Series 2015-93, Class KI, IO.................................      3.00%       09/25/44              20,718
       5,526,288     Series 2015-97, Class AI, IO.................................      4.00%       09/25/41             295,703
       5,367,554     Series 2016-2, Class EZ......................................      2.50%       02/25/46           5,631,601
      27,289,644     Series 2016-40, Class MS, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       07/25/46           6,481,318
      11,635,439     Series 2016-44, Class Z......................................      3.50%       07/25/46          12,811,796
      12,029,183     Series 2016-62, Class SB, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       09/25/46           2,183,848
       1,203,471     Series 2016-71, Class NI, IO.................................      3.50%       04/25/46             161,482
       9,409,751     Series 2016-73, Class PI, IO.................................      3.00%       08/25/46             990,150
         527,324     Series 2016-74, Class HI, IO.................................      3.50%       10/25/46              80,402
         529,302     Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)............      0.58%       11/25/46             529,414
       1,352,126     Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)............      0.56%       11/25/46           1,348,914
      14,110,063     Series 2017-18, Class AS, IO,
                        1 Mo. LIBOR (x) -1 + 6.05% (d)............................      5.90%       03/25/47           3,204,425
         597,364     Series 2017-46, Class BY.....................................      3.00%       06/25/47             657,393
       8,567,831     Series 2017-49, Class ZJ.....................................      4.00%       07/25/57          10,459,111
      11,549,170     Series 2017-50, Class BZ.....................................      3.00%       07/25/47          12,796,408
      30,048,364     Series 2017-54, Class IG, IO.................................      4.00%       07/25/47           3,961,682
      12,515,600     Series 2017-65, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 5.90%, 5.00% Cap (d).................      5.00%       09/25/47           1,844,162
       3,786,852     Series 2017-84, Class ZK.....................................      3.50%       10/25/57           4,391,729
       6,027,649     Series 2017-87, Class GI, IO.................................      4.00%       06/25/44             952,990
       1,997,973     Series 2017-87, Class ZA.....................................      4.00%       11/25/57           2,442,088
       2,422,736     Series 2018-17, Class Z......................................      3.50%       03/25/48           2,880,306
      28,731,694     Series 2018-76, Class ZL.....................................      4.00%       10/25/58          34,440,995
      12,557,063     Series 2018-86, Class DL.....................................      3.50%       12/25/48          13,678,472
       8,484,224     Series 2018-92, Class DA.....................................      3.50%       11/25/46           8,773,724
       3,957,386     Series 2018-92, Class DB.....................................      3.50%       01/25/49           4,335,926
       5,689,513     Series 2018-94, Class AZ.....................................      4.00%       01/25/49           6,383,291
      18,008,665     Series 2019-8, Class DY......................................      3.50%       03/25/49          19,069,581
      18,690,413     Series 2019-12, Class HY.....................................      3.50%       04/25/59          21,954,353
       7,662,224     Series 2019-17, Class GZ.....................................      4.00%       11/25/56           9,321,709
      13,844,501     Series 2019-21, Class BL.....................................      4.00%       05/25/59          17,052,419
      24,725,397     Series 2019-26, Class GA.....................................      3.50%       06/25/49          26,322,069
      11,852,118     Series 2019-27, Class HA.....................................      3.00%       06/25/49          12,381,661
      15,141,793     Series 2019-29, Class HT.....................................      3.00%       06/25/49          15,844,974
      16,310,245     Series 2019-34, Class JA.....................................      3.00%       07/25/49          17,186,954
      28,365,773     Series 2019-34, Class LA.....................................      3.00%       07/25/49          30,143,376
      12,009,138     Series 2019-37, Class A......................................      3.00%       07/25/49          12,635,321
      23,479,939     Series 2019-41, Class SN, IO,
                        1 Mo. LIBOR (x) -1 + 6.05% (d)............................      5.90%       08/25/49           4,360,525
       7,805,000     Series 2019-45, Class BU.....................................      3.00%       08/25/49           8,688,723
      28,726,580     Series 2019-57, Class JA.....................................      2.50%       10/25/49          29,627,460
      16,616,467     Series 2019-59, Class PT.....................................      2.50%       10/25/49          17,231,666


Page 18                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$     25,241,185     Series 2019-66, Class C......................................      3.00%       11/25/49    $     26,579,872
      47,678,843     Series 2019-68, Class KP.....................................      2.50%       11/25/49          50,635,313
      37,208,104     Series 2019-70, Class WA, PO.................................       (b)        11/25/42          34,338,429
      23,839,665     Series 2020-1, Class LA......................................      4.00%       02/25/60          29,847,280
      37,277,462     Series 2020-9, Class SJ, IO, 1 Mo. LIBOR (x) -1 + 6.00% (d)..      5.85%       02/25/50           4,957,094
      11,969,763     Series 2020-20, Class KI, IO.................................      4.00%       03/25/50           4,190,127
      55,723,040     Series 2020-34, Class AI, IO.................................      3.50%       06/25/35           5,546,816
      20,937,306     Series 2020-37, Class QI, IO.................................      4.50%       06/25/50           3,674,453
       6,703,057     Series 2020-44, Class QZ.....................................      1.00%       07/25/50           6,627,449
       6,881,074     Series 2020-44, Class ZQ.....................................      0.75%       07/25/50           6,780,751
       7,820,410     Series 2020-66, Class IC, IO.................................      6.00%       10/25/47           1,675,926
      64,261,551     Series 2020-74, Class IQ, IO.................................      6.00%       10/25/50          14,445,155
                  Government National Mortgage Association
          30,276     Series 2001-60, Class PZ.....................................      6.00%       12/20/31              30,273
         174,444     Series 2002-72, Class ZB.....................................      6.00%       10/20/32             176,421
         305,467     Series 2002-75, Class PJ.....................................      5.50%       11/20/32             316,125
         260,800     Series 2003-4, Class MZ......................................      5.50%       01/20/33             282,786
         373,035     Series 2003-11, Class SM, IO,
                        1 Mo. LIBOR (x) -1 + 7.70% (d)............................      7.55%       02/16/33               1,195
         466,736     Series 2003-18, Class PG.....................................      5.50%       03/20/33             512,627
       1,364,377     Series 2003-35, Class TZ.....................................      5.75%       04/16/33           1,460,722
         223,966     Series 2003-42, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (d)............................      6.45%       07/16/31               3,709
       1,001,120     Series 2003-42, Class SH, IO,
                        1 Mo. LIBOR (x) -1 + 6.55% (d)............................      6.40%       05/20/33              15,787
         115,960     Series 2003-62, Class MZ.....................................      5.50%       07/20/33             135,508
         273,596     Series 2003-84, Class Z......................................      5.50%       10/20/33             311,428
         148,433     Series 2004-37, Class B......................................      6.00%       04/17/34             170,703
         489,508     Series 2004-49, Class MZ.....................................      6.00%       06/20/34             586,292
          62,060     Series 2004-68, Class ZC.....................................      6.00%       08/20/34              71,184
          76,105     Series 2004-71, Class ST,
                        1 Mo. LIBOR (x) -6.25 + 44.50%, 7.00% Cap (d).............      7.00%       09/20/34              83,666
         126,933     Series 2004-83, Class AK, 1 Mo. LIBOR (x) -3 + 16.49% (d)....     16.05%       10/16/34             167,324
         586,615     Series 2004-88, Class SM, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       10/16/34              79,442
          54,113     Series 2004-92, Class AK, 1 Mo. LIBOR (x) -3 + 16.50% (d)....     16.06%       11/16/34              76,359
       1,545,535     Series 2004-92, Class BZ.....................................      5.50%       11/16/34           1,780,094
         220,344     Series 2004-105, Class JZ....................................      5.00%       12/20/34             254,695
         243,323     Series 2004-105, Class KA....................................      5.00%       12/16/34             271,709
           5,440     Series 2004-109, Class BC....................................      5.00%       11/20/33               5,437
         219,430     Series 2005-3, Class JZ......................................      5.00%       01/16/35             242,412
         219,430     Series 2005-3, Class KZ......................................      5.00%       01/16/35             252,253
          24,589     Series 2005-7, Class AJ, 1 Mo. LIBOR (x) -4 + 22.00% (d).....     21.42%       02/16/35              39,591
         112,948     Series 2005-7, Class KA,
                        1 Mo. LIBOR (x) -2.81 + 18.95% (d)........................     18.54%       12/17/34             126,669
         311,343     Series 2005-7, Class MA,
                        1 Mo. LIBOR (x) -2.81 + 18.95% (d)........................     18.54%       12/17/34             380,724
         209,111     Series 2005-33, Class AY.....................................      5.50%       04/16/35             236,658
         169,417     Series 2005-41, Class PA.....................................      4.00%       05/20/35             185,871
         407,204     Series 2005-44, Class IO, IO.................................      5.50%       07/20/35              49,149
       3,606,948     Series 2005-78, Class ZA.....................................      5.00%       10/16/35           4,067,382
         317,409     Series 2005-93, Class PO, PO.................................       (b)        06/20/35             312,520


                        See Notes to Financial Statements                Page 19


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        589,771     Series 2006-17, Class TW.....................................      6.00%       04/20/36    $        684,059
         500,000     Series 2006-38, Class OH.....................................      6.50%       08/20/36             620,514
         176,219     Series 2006-61, Class ZA.....................................      5.00%       11/20/36             199,648
         408,653     Series 2007-16, Class OZ........
                        1 Mo. LIBOR (x) -1 + 6.20% (d)............................      6.05%       05/20/37              29,981
         152,332     Series 2007-41, Class OL, PO.................................       (b)        07/20/37             147,944
         276,098     Series 2007-42, Class SB, IO,
                        1 Mo. LIBOR (x) -1 + 6.75% (d)............................      6.60%       07/20/37              47,342
         142,488     Series 2007-68, Class NA.....................................      5.00%       11/20/37             159,614
         874,132     Series 2007-71, Class ZD.....................................      6.00%       11/20/37             987,981
         149,295     Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)............      0.50%       12/20/37             149,645
         127,412     Series 2008-16, Class PO, PO.................................       (b)        02/20/38             121,072
           9,345     Series 2008-20, Class PO, PO.................................       (b)        09/20/37               9,309
          14,562     Series 2008-29, Class PO, PO.................................       (b)        02/17/33              14,394
         127,960     Series 2008-33, Class XS, IO,
                        1 Mo. LIBOR (x) -1 + 7.70% (d)............................      7.55%       04/16/38              23,833
         734,802     Series 2008-47, Class ML.....................................      5.25%       06/16/38             841,598
         187,500     Series 2008-54, Class PE.....................................      5.00%       06/20/38             217,637
         601,038     Series 2008-71, Class JI, IO.................................      6.00%       04/20/38              66,715
         105,913     Series 2009-10, Class PA.....................................      4.50%       12/20/38             111,482
         167,383     Series 2009-14, Class KI, IO.................................      6.50%       03/20/39              29,438
          54,923     Series 2009-14, Class KS, IO,
                        1 Mo. LIBOR (x) -1 + 6.30% (d)............................      6.15%       03/20/39               8,066
         130,114     Series 2009-25, Class SE, IO,
                        1 Mo. LIBOR (x) -1 + 7.60% (d)............................      7.45%       09/20/38              21,807
       2,474,663     Series 2009-29, Class PC.....................................      7.00%       05/20/39           3,243,906
         374,525     Series 2009-32, Class SZ.....................................      5.50%       05/16/39             461,014
         490,717     Series 2009-42, Class BI, IO.................................      6.00%       06/20/39              62,747
       3,732,542     Series 2009-57, Class VB.....................................      5.00%       06/16/39           4,387,057
         896,670     Series 2009-61, Class OW, PO.................................       (b)        11/16/35             859,533
         244,014     Series 2009-61, Class PZ.....................................      7.50%       08/20/39             348,252
      13,310,422     Series 2009-61, Class WQ, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      6.10%       11/16/35           2,659,534
         975,489     Series 2009-69, Class ZB.....................................      6.00%       08/20/39           1,131,470
       1,107,440     Series 2009-72, Class SM, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      6.10%       08/16/39             196,513
         455,000     Series 2009-75, Class JN.....................................      5.50%       09/16/39             563,078
          22,458     Series 2009-76, Class PC.....................................      4.00%       03/16/39              22,521
         562,154     Series 2009-78, Class KZ.....................................      5.50%       09/16/39             720,232
         155,079     Series 2009-79, Class OK, PO.................................       (b)        11/16/37             148,607
         132,271     Series 2009-81, Class TZ.....................................      5.50%       09/20/39             167,541
       1,176,772     Series 2009-87, Class EI, IO.................................      5.50%       08/20/39             123,564
          69,000     Series 2009-94, Class AL.....................................      5.00%       10/20/39              82,198
         267,595     Series 2009-106, Class DZ....................................      5.50%       11/20/39             339,843
       5,919,453     Series 2009-106, Class SL, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       04/20/36           1,058,279
          45,509     Series 2009-106, Class WZ....................................      5.50%       11/16/39              58,719
         137,322     Series 2009-116, Class MS, IO,
                        1 Mo. LIBOR (x) -1 + 6.50% (d)............................      6.35%       11/16/38               1,926
         732,000     Series 2009-126, Class LB....................................      5.00%       12/20/39             895,832
          46,198     Series 2010-4, Class WA......................................      3.00%       01/16/40              48,563


Page 20                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         56,532     Series 2010-7, Class BC......................................      4.00%       09/16/24    $         56,978
          60,369     Series 2010-11, Class HE.....................................      4.00%       04/20/39              61,189
             804     Series 2010-14, Class AO, PO.................................       (b)        12/20/32                 804
       1,544,155     Series 2010-14, Class BV, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      6.10%       02/16/40             248,217
         602,306     Series 2010-42, Class CO, PO.................................       (b)        06/16/39             601,190
       2,505,036     Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)............      0.95%       03/20/35           2,542,347
         825,105     Series 2010-59, Class ZD.....................................      6.50%       05/20/40           1,172,093
       1,741,058     Series 2010-85, Class SL, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (d)............................      6.45%       07/20/37             209,500
          87,000     Series 2010-116, Class BM....................................      4.50%       09/16/40             107,307
       2,421,368     Series 2010-116, Class JB....................................      5.00%       06/16/40           2,771,158
          27,313     Series 2010-129, Class PQ....................................      3.00%       04/20/39              27,316
       1,119,948     Series 2010-157, Class OP, PO................................       (b)        12/20/40           1,064,127
         283,955     Series 2010-166, Class DI, IO................................      4.50%       02/20/39              17,909
         141,513     Series 2011-4, Class PZ......................................      5.00%       01/20/41             167,565
       1,012,291     Series 2011-19, Class MI, IO.................................      5.00%       06/16/40              27,723
         771,202     Series 2011-35, Class BP.....................................      4.50%       03/16/41             913,025
         390,931     Series 2011-48, Class LI, IO.................................      5.50%       01/16/41              65,275
       9,068,588     Series 2011-61, Class WS, IO,
                        1 Mo. LIBOR (x) -1 + 6.47% (d)............................      6.32%       02/20/38           1,817,987
          95,503     Series 2011-63, Class BI, IO (f).............................      6.00%       02/20/38               8,410
         890,433     Series 2011-71, Class ZC.....................................      5.50%       07/16/34           1,006,439
       2,372,736     Series 2011-81, Class IC, IO,
                        1 Mo. LIBOR (x) -1 + 6.72%, 0.62% Cap (d).................      0.62%       07/20/35              35,371
         797,718     Series 2011-112, Class IP, IO (f)............................      0.50%       08/16/26                  13
         239,265     Series 2011-129, Class CL....................................      5.00%       03/20/41             272,801
          14,103     Series 2011-136, Class GB....................................      2.50%       05/20/40              14,493
         236,520     Series 2011-137, Class WA (e)................................      5.57%       07/20/40             277,798
         331,181     Series 2011-146, Class EI, IO................................      5.00%       11/16/41              66,564
          67,773     Series 2011-151, Class TB, IO,
                        1 Mo. LIBOR (x) -70 + 465.50%, 3.50% Cap (d)..............      3.50%       04/20/41               4,310
       1,672,120     Series 2012-10, Class LI, IO.................................      3.50%       07/20/40              33,674
       3,427,921     Series 2012-18, Class IA, IO,
                        1 Mo. LIBOR (x) -1 + 6.68%, 0.58% Cap (d).................      0.58%       07/20/39              35,536
       1,466,813     Series 2012-48, Class MI, IO.................................      5.00%       04/16/42             281,805
      12,208,493     Series 2012-84, Class QS, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       07/16/42           2,111,697
       6,711,842     Series 2012-84, Class SJ,
                        1 Mo. LIBOR (x) -0.57 + 2.51% (d).........................      2.43%       07/16/42           6,675,654
         251,623     Series 2012-108, Class KB....................................      2.75%       09/16/42             279,773
       2,070,679     Series 2012-143, Class IB, IO................................      3.50%       12/20/39              18,104
       7,424,303     Series 2012-143, Class TI, IO................................      3.00%       12/16/27             509,142
       2,616,509     Series 2012-149, Class PC (e)................................      6.31%       12/20/42           3,092,651
      20,730,302     Series 2013-4, Class IC, IO..................................      4.00%       09/20/42           3,897,125
         116,444     Series 2013-5, Class IA, IO..................................      3.50%       10/16/42              14,316
       1,263,712     Series 2013-10, Class DI, IO.................................      3.50%       09/20/42             135,784
         286,308     Series 2013-20, Class KI, IO.................................      5.00%       01/20/43              33,179
       2,223,000     Series 2013-20, Class QM.....................................      2.63%       02/16/43           2,367,953
       2,141,300     Series 2013-22, Class IO, IO.................................      3.00%       02/20/43             261,104
       5,953,634     Series 2013-23, Class IP, IO.................................      3.50%       08/20/42             748,025
       3,272,370     Series 2013-53, Class OI, IO.................................      3.50%       04/20/43             325,386


                        See Notes to Financial Statements                Page 21


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$      2,809,788     Series 2013-69, Class AI, IO.................................      3.50%       05/20/43    $        398,248
         346,624     Series 2013-69, Class PI, IO.................................      5.00%       05/20/43              41,668
         953,680     Series 2013-70, Class PM.....................................      2.50%       05/20/43             981,723
       4,629,000     Series 2013-91, Class PB.....................................      3.50%       09/20/42           4,921,665
       1,456,028     Series 2013-130, Class WS, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       09/20/43             290,505
       5,984,748     Series 2013-170, Class IG, IO................................      5.50%       11/16/43             775,540
         688,000     Series 2013-183, Class PB....................................      4.50%       12/20/43             811,358
          44,500     Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)...........      0.60%       03/20/43              44,542
       5,107,765     Series 2014-6, Class IJ, IO..................................      4.50%       06/16/43             344,469
      20,072,267     Series 2014-30, Class EA (e).................................      1.92%       02/16/44          20,603,736
       5,072,694     Series 2014-43, Class Z......................................      4.00%       03/20/44           6,236,163
       4,609,127     Series 2014-44, Class IC, IO.................................      3.00%       04/20/28             311,393
      10,747,335     Series 2014-44, Class ID, IO (c) (e).........................      0.33%       03/16/44             102,334
          46,656     Series 2014-91, Class JI, IO.................................      4.50%       01/20/40               2,744
         541,215     Series 2014-94, Class Z......................................      4.50%       01/20/44             714,407
       4,902,540     Series 2014-99, Class HI, IO.................................      4.50%       06/20/44             659,432
       6,754,703     Series 2014-115, Class QI, IO................................      3.00%       03/20/29             349,082
       4,224,693     Series 2014-116, Class SB, IO,
                        1 Mo. LIBOR (x) -1 + 5.60% (d)............................      5.45%       08/20/44             800,059
       2,831,332     Series 2014-118, Class TV, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      6.10%       05/20/44             502,132
         844,174     Series 2014-178, Class LT....................................      2.00%       11/20/43             850,421
       6,768,678     Series 2015-3, Class ZD......................................      4.00%       01/20/45           8,010,936
      16,158,408     Series 2015-40, Class IO, IO.................................      4.00%       03/20/45           2,412,460
       8,107,917     Series 2015-66, Class LI, IO.................................      5.00%       05/16/45             976,581
          54,526     Series 2015-95, Class IK, IO (e) (f).........................      1.33%       05/16/37               1,130
      15,963,857     Series 2015-99, Class EI, IO.................................      5.50%       07/16/45           3,283,729
      16,866,196     Series 2015-119, Class TI, IO................................      3.50%       05/20/41             419,783
      15,609,210     Series 2015-124, Class DI, IO................................      3.50%       01/20/38             868,827
         393,149     Series 2015-137, Class WA (c) (e)............................      5.50%       01/20/38             462,772
         842,061     Series 2015-138, Class MI, IO................................      4.50%       08/20/44              96,048
         196,540     Series 2015-151, Class KW (e)................................      5.68%       04/20/34             217,038
       3,476,663     Series 2015-162, Class ZG....................................      4.00%       11/20/45           4,256,373
       6,190,641     Series 2015-168, Class GI, IO................................      5.50%       02/16/33           1,050,339
         184,012     Series 2016-16, Class KZ.....................................      3.00%       02/16/46             197,512
         344,298     Series 2016-55, Class PB (e).................................      5.96%       03/20/31             375,849
       1,693,801     Series 2016-69, Class WI, IO.................................      4.50%       05/20/46             372,844
       5,062,214     Series 2016-75, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      5.85%       05/20/40             753,331
       1,066,579     Series 2016-78, Class UI, IO.................................      4.00%       06/20/46             116,518
       4,712,973     Series 2016-89, Class HI, IO.................................      3.50%       07/20/46             710,414
         516,517     Series 2016-99, Class JA (e).................................      5.53%       11/20/45             605,624
         961,266     Series 2016-109, Class ZM....................................      3.50%       08/20/36           1,088,283
      10,165,405     Series 2016-111, Class PI, IO................................      3.50%       06/20/45           1,051,466
       1,180,075     Series 2016-118, Class GI, IO................................      4.50%       02/16/40             171,629
      12,532,543     Series 2016-120, Class AS, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       09/20/46           3,175,671
         464,000     Series 2016-141, Class PC....................................      5.00%       10/20/46             599,747
         310,014     Series 2016-145, Class LZ....................................      3.00%       10/20/46             310,063
       1,121,773     Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)...........      0.55%       11/20/45           1,121,005
      12,705,291     Series 2016-156, Class ZM....................................      3.50%       11/20/46          13,590,478


Page 22                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        303,000     Series 2016-160, Class LE....................................      2.50%       11/20/46    $        308,652
         301,989     Series 2016-167, Class KI, IO................................      6.00%       12/16/46              54,420
       3,626,953     Series 2017-12, Class SD, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      5.95%       01/20/47             724,053
         877,673     Series 2017-17, Class KZ.....................................      4.50%       02/20/47           1,126,628
       6,499,622     Series 2017-32, Class DI, IO.................................      5.50%       05/20/35           1,335,518
       3,972,837     Series 2017-32, Class IB, IO.................................      5.00%       02/16/47             528,694
       5,779,863     Series 2017-33, Class PZ.....................................      3.00%       02/20/47           6,092,353
       7,208,049     Series 2017-56, Class BI, IO.................................      6.00%       04/16/47           1,422,172
      15,473,931     Series 2017-57, Class IO, IO.................................      5.00%       04/20/47           2,785,662
      22,175,784     Series 2017-104, Class LT....................................      3.00%       07/20/47          24,390,883
       5,017,006     Series 2017-113, Class IE, IO................................      5.50%       07/20/47             900,491
       7,779,595     Series 2017-117, Class ZN....................................      3.00%       08/20/47           8,660,563
      11,823,223     Series 2017-122, Class CZ....................................      3.00%       08/20/47          13,261,827
       7,877,053     Series 2017-130, Class LS, IO,
                        1 Mo. LIBOR (x) -1 + 6.20% (d)............................      6.05%       08/16/47           1,415,804
       7,874,242     Series 2017-133, Class JI, IO................................      7.00%       06/20/41           1,510,962
      11,034,612     Series 2017-134, Class AZ....................................      3.00%       09/20/47          12,384,596
       8,547,124     Series 2017-177, Class DI, IO................................      4.50%       11/16/47           1,387,466
      15,812,843     Series 2017-179, Class IN, IO................................      5.00%       07/20/44           4,311,421
       6,268,994     Series 2017-186, Class TI, IO,
                        1 Mo. LIBOR (x) -1 + 6.50%, 0.50% Cap (d).................      0.50%       05/20/40              66,102
         870,545     Series 2018-44, Class Z......................................      2.50%       09/20/47             889,367
       3,385,088     Series 2018-53, Class VA.....................................      3.50%       07/20/29           3,664,994
       5,098,258     Series 2018-78, Class EZ.....................................      3.00%       04/20/48           5,409,658
       8,274,968     Series 2018-79, Class IO, IO.................................      5.00%       06/20/48           1,380,058
       2,179,611     Series 2018-89, Class A......................................      3.50%       06/20/39           2,191,106
      12,391,052     Series 2018-97, Class DZ.....................................      3.50%       07/20/48          14,373,944
       9,742,638     Series 2018-131, Class IA, IO................................      5.00%       04/20/44           1,302,253
      10,000,000     Series 2018-134, Class KB....................................      3.50%       10/20/48          10,793,536
      10,556,000     Series 2018-155, Class KD....................................      4.00%       11/20/48          11,542,323
      10,908,217     Series 2018-160, Class GY....................................      4.50%       11/20/48          11,938,673
       5,677,452     Series 2019-6, Class EI, IO..................................      5.00%       09/20/39             755,934
      11,890,020     Series 2019-15, Class MZ.....................................      4.50%       02/20/49          13,187,223
      12,488,006     Series 2019-18, Class TP.....................................      3.50%       02/20/49          13,619,562
       1,751,181     Series 2019-27, Class DI, IO.................................      5.50%       01/20/40             282,179
       3,291,919     Series 2019-35, Class BZ.....................................      3.50%       03/20/49           4,066,015
       5,190,883     Series 2019-45, Class ZB.....................................      3.50%       04/20/49           6,091,262
       1,731,974     Series 2019-98, Class UZ.....................................      2.50%       08/20/49           1,729,074
      29,002,211     Series 2020-31, Class IO, IO.................................      6.50%       03/20/50           5,352,080
      21,825,479     Series 2020-62, Class IA, IO.................................      5.50%       05/20/50           4,468,588
       3,000,000     Series 2020-62, Class IC, IO.................................      2.50%       01/20/50             807,071
      14,014,801     Series 2020-62, Class WI, IO.................................      2.50%       08/20/49           3,800,448
       7,097,422     Series 2020-84, Class IM, IO.................................      2.50%       05/20/50           2,149,550
      19,759,118     Series 2020-84, Class IO, IO.................................      2.50%       04/20/50           5,969,832
      38,981,465     Series 2020-104, Class AI, IO................................      3.00%       07/20/50           5,335,280
       1,265,279     Series 2020-122, Class BN....................................      1.00%       08/16/50           1,231,983
       4,469,042     Series 2020-127, Class ZL....................................      1.50%       08/20/50           4,401,068
      32,968,836     Series 2020-129, Class IO, IO................................      2.50%       09/20/50           3,510,169
     105,888,975     Series 2020-129, Class IU, IO................................      2.50%       09/20/50          11,913,738
      22,094,370     Series 2020-144, Class IK, IO................................      2.50%       09/20/50           2,648,607
      67,710,118     Series 2020-146, Class CI, IO................................      2.50%       10/20/50           8,178,113


                        See Notes to Financial Statements                Page 23


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$     51,000,000     Series 2020-162, Class NI, IO................................      2.50%       10/20/50    $      5,853,047
                  Vendee Mortgage Trust
       2,767,810     Series 2003-2, Class Z.......................................      5.00%       05/15/33           3,187,384
          15,742     Series 2010-1, Class DA......................................      4.25%       02/15/35              16,004
       8,055,847     Series 2010-1, Class DZ......................................      4.25%       04/15/40           9,013,221
      13,226,737     Series 2011-1, Class DZ......................................      3.75%       09/15/46          14,434,809
      24,621,265     Series 2011-2, Class DZ......................................      3.75%       10/15/41          27,502,004
                                                                                                                ----------------
                                                                                                                   1,952,992,960
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 10.1%
                  Federal National Mortgage Association
      99,948,271     Series 2019-M24, Class XA, IO (e)............................      1.28%       03/25/29           8,989,458
                  Federal Home Loan Mortgage Corporation Multiclass Certificates
      50,000,000     Series 2020-RR06, Class BX, IO (e)...........................      1.84%       05/27/33           7,951,101
      47,500,000     Series 2020-RR09, Class BX, IO (e)...........................      2.20%       02/27/29           7,548,047
      96,907,000     Series 2020-RR10, Class X, IO (e)............................      2.01%       12/27/27          11,088,821
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                    Pass Through Certificates
      86,834,320     Series 2011-K016, Class X1, IO (c)...........................      1.48%       10/25/21             659,802
      58,338,922     Series 2012-K019, Class X1, IO (c)...........................      1.59%       03/25/22           1,029,163
      64,512,468     Series 2012-K020, Class X1, IO (c)...........................      1.36%       05/25/22           1,086,835
     122,116,634     Series 2013-K030, Class X1, IO (c)...........................      0.17%       04/25/23             458,939
      78,085,983     Series 2014-K036, Class X1, IO (c)...........................      0.72%       10/25/23           1,479,917
       4,938,979     Series 2014-K714, Class X3, IO (c)...........................      1.98%       01/25/42                 604
      94,380,859     Series 2015-K721, Class X1, IO (c)...........................      0.32%       08/25/22             481,871
     242,163,569     Series 2016-KIR1, Class X, IO (c)............................      1.06%       03/25/26          11,721,056
       4,310,000     Series 2017-K153, Class A3...................................      3.12%       10/25/31           4,952,574
     282,498,065     Series 2018-K086, Class X1, IO (c)...........................      0.24%       11/25/28           5,510,181
       8,000,000     Series 2018-K156, Class A3...................................      3.70%       06/25/33           9,661,198
     189,425,845     Series 2018-K156, Class X1, IO (c)...........................      0.07%       06/25/33           2,010,263
     352,736,875     Series 2018-K158, Class X1, IO (c)...........................      0.07%       10/25/33           4,219,156
     113,704,599     Series 2018-K159, Class X1, IO (c)...........................      0.11%       11/25/33           1,660,167
      28,658,093     Series 2019-K1510, Class X1, IO (c)..........................      0.48%       01/25/34           1,418,899
     123,158,383     Series 2019-K1511, Class X1, IO (c)..........................      0.78%       03/25/34           9,440,139
      15,000,000     Series 2019-K1512, Class A3..................................      3.06%       04/25/34          17,367,387
     158,845,832     Series 2019-K1512, Class X1, IO (c)..........................      0.91%       04/25/34          14,021,782
      57,700,653     Series 2019-K1513, Class X1, IO (c)..........................      0.86%       08/25/34           4,896,956
      20,035,000     Series 2019-K1514, Class A2..................................      2.86%       10/25/34          22,797,450
     152,852,802     Series 2019-K1514, Class X1, IO (c)..........................      0.58%       10/25/34           9,580,386
      40,594,043     Series 2019-K094, Class X1, IO (c)...........................      0.88%       06/25/29           2,691,040
      56,904,823     Series 2019-K099, Class X1, IO (c)...........................      0.89%       09/25/29           3,866,381
      57,790,000     Series 2019-K099, Class XAM, IO (c)..........................      1.14%       09/25/29           5,347,835
      69,896,837     Series 2019-K101, Class X1, IO (e)...........................      0.84%       10/25/29           4,547,726
      72,454,864     Series 2019-K102, Class X1, IO (e)...........................      0.83%       10/25/29           4,682,338
      64,993,000     Series 2019-K102, Class XAM, IO (e)..........................      1.08%       10/25/29           5,771,947
      92,446,421     Series 2019-K103, Class X1, IO (c)...........................      0.64%       11/25/29           4,714,832
      59,029,000     Series 2019-K103, Class XAM, IO (c)..........................      0.89%       11/25/29           4,417,536
     104,308,983     Series 2019-K734, Class X1, IO (c)...........................      0.65%       02/25/26           3,077,636
      68,018,000     Series 2019-K734, Class XAM, IO (c)..........................      0.42%       02/25/26           1,525,929
      42,660,513     Series 2019-K735, Class X1, IO (c)...........................      0.96%       05/25/26           2,011,140
     117,034,893     Series 2019-K736, Class X1, IO (c)...........................      1.31%       07/25/26           7,281,057
      76,981,384     Series 2020-K1515, Class X1, IO (c)..........................      1.51%       02/25/35          12,259,124
      52,317,980     Series 2020-K1516, Class X1, IO (c)..........................      1.51%       05/25/35           8,802,249
      64,494,701     Series 2020-K1517, Class X1, IO (c)..........................      1.33%       07/25/35           9,396,710


Page 24                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                    Pass Through Certificates (Continued)
$     85,190,073     Series 2020-K104, Class X1, IO (c)...........................      1.13%       01/25/30    $      7,499,044
     107,053,018     Series 2020-K110, Class X1, IO (c)...........................      1.70%       04/25/30          14,290,133
      75,287,375     Series 2020-K112, Class X1, IO (c)...........................      1.43%       05/25/30           8,803,458
      29,090,000     Series 2020-K112, Class XAM, IO (c)..........................      1.66%       05/25/30           4,135,635
      60,000,000     Series 2020-K113, Class XAM, IO (c)..........................      1.69%       06/25/30           8,212,296
      34,000,000     Series 2020-K114, Class XAM, IO (c)..........................      1.34%       06/25/30           3,936,938
      45,168,850     Series 2020-K115, Class X1, IO (c)...........................      1.33%       06/25/30           4,930,912
      55,537,412     Series 2020-K115, Class XAM, IO (c)..........................      1.55%       07/25/30           7,374,924
      16,498,023     Series 2020-K116, Class X1, IO (c)...........................      1.43%       07/25/30           1,905,223
      41,000,000     Series 2020-K116, Class XAM, IO (c)..........................      1.60%       08/25/30           5,696,237
      34,990,815     Series 2020-K118, Class X1, IO (c)...........................      1.06%       09/25/30           2,817,516
      24,322,615     Series 2020-K118, Class XAM, IO (c)..........................      1.26%       09/25/30           2,515,430
      75,959,663     Series 2020-K737, Class X1, IO (e)...........................      0.64%       10/25/26           2,519,833
     136,093,306     Series 2020-K739, Class X1, IO (c)...........................      1.29%       09/25/27          10,000,000
      40,072,531     Series 2020-K739, Class XAM, IO (c)..........................      1.61%       09/25/27           4,000,000
                  FREMF Mortgage Trust
       7,590,000     Series 2011-K14, Class B (c) (h).............................      5.18%       02/25/47           7,720,064
       3,000,000     Series 2011-K15, Class B (c) (h).............................      4.96%       08/25/44           3,077,313
      11,771,000     Series 2014-K715, Class B (c) (h)............................      4.00%       02/25/46          11,811,267
       2,260,829     Series 2015-K721, Class B (c) (h)............................      3.57%       11/25/47           2,357,687
                  Government National Mortgage Association
       3,336,917     Series 2011-31, Class Z (e)..................................      3.79%       09/16/52           3,664,874
      17,972,659     Series 2012-120, Class Z (e).................................      2.52%       01/16/55          17,685,510
      12,649,638     Series 2012-125, Class Z (e).................................      2.34%       05/16/53          11,862,771
         324,618     Series 2013-32, Class A......................................      1.90%       06/16/36             325,502
         532,000     Series 2013-57, Class D (e)..................................      2.35%       06/16/46             547,400
         100,000     Series 2013-74, Class AG (c).................................      2.83%       12/16/53             104,583
          18,132     Series 2013-194, Class AE (e)................................      2.75%       11/16/44              18,924
      23,000,000     Series 2014-153, Class D (e).................................      3.00%       04/16/56          24,628,644
      15,362,214     Series 2015-30, Class DZ.....................................      2.95%       05/16/55          16,028,286
      53,536,938     Series 2015-30, Class IO, IO (e).............................      0.90%       07/16/56           2,639,398
      14,435,123     Series 2015-70, Class IO, IO (e).............................      0.79%       12/16/49             524,497
      43,447,657     Series 2015-107, Class IO, IO (e)............................      0.75%       03/16/57           1,542,535
       5,352,978     Series 2015-125, Class VA (e)................................      2.70%       05/16/35           5,633,453
      37,055,461     Series 2016-2, Class IO, IO (e)..............................      0.81%       04/16/57           1,893,808
       2,500,000     Series 2016-7, Class B.......................................      2.80%       07/16/57           2,708,117
      25,576,677     Series 2016-11, Class IO, IO (e).............................      0.87%       01/16/56           1,335,312
      20,989,652     Series 2016-26, Class IO, IO (e).............................      0.88%       02/16/58           1,064,677
      79,103,539     Series 2016-28, Class IO, IO (e).............................      0.87%       12/16/57           4,167,238
      70,780,525     Series 2016-34, Class IO, IO (e).............................      1.01%       01/16/58           4,631,325
      55,694,805     Series 2016-35, Class IO, IO (e).............................      0.83%       03/16/58           3,087,414
      27,160,180     Series 2016-36, Class IO, IO (e).............................      0.80%       08/16/57           1,428,256
      43,866,257     Series 2016-50, Class IO, IO (e).............................      0.94%       08/16/57           2,365,747
      30,447,643     Series 2016-52, Class IO, IO (e).............................      0.86%       03/16/58           1,543,714
      99,330,940     Series 2016-64, Class IO, IO (e).............................      0.95%       12/16/57           5,542,666
       4,404,309     Series 2016-110, Class VA....................................      2.10%       01/16/38           4,486,910
      31,712,475     Series 2016-113, Class IO, IO (e)............................      1.16%       02/16/58           2,303,918
      19,476,439     Series 2016-127, Class IO, IO (e)............................      0.92%       05/16/58           1,148,964
     186,421,128     Series 2016-131, Class IO, IO (e)............................      0.92%       08/16/58          11,983,057
     132,084,735     Series 2016-133, Class IO, IO (e)............................      0.98%       12/16/57           7,934,594
      86,834,591     Series 2016-143, Class IO, IO................................      0.89%       10/16/56           5,614,403


                        See Notes to Financial Statements                Page 25


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$     35,873,818     Series 2016-152, Class IO, IO (c)............................      0.83%       08/15/58    $      2,091,264
      65,160,238     Series 2016-158, Class IO, IO (e)............................      0.85%       06/16/58           3,563,744
     133,355,316     Series 2016-166, Class IO, IO (e)............................      1.00%       04/16/58           8,576,507
      76,280,305     Series 2017-7, Class IO, IO (e)..............................      0.83%       12/16/58           4,426,699
       3,942,870     Series 2017-35, Class Z (e)..................................      2.50%       05/16/59           3,787,218
       4,405,906     Series 2017-44, Class B......................................      2.60%       04/17/50           4,456,988
       7,020,000     Series 2017-76, Class B......................................      2.60%       12/16/56           7,259,244
       7,390,000     Series 2017-90, Class B......................................      2.75%       12/16/57           7,778,296
       4,780,000     Series 2017-106, Class AE....................................      2.60%       12/16/56           4,950,414
     104,694,807     Series 2017-126, Class IO, IO (c) (e)........................      0.78%       08/16/59           6,552,262
      22,426,641     Series 2018-2, Class IO, IO (e)..............................      0.73%       12/16/59           1,268,516
      16,488,047     Series 2018-123, Class Z.....................................      2.50%       06/16/60          16,143,530
       9,036,915     Series 2018-150, Class Z.....................................      3.20%       02/16/60           9,456,192
      12,589,780     Series 2018-170, Class Z.....................................      2.50%       11/16/60          12,808,591
      17,422,501     Series 2019-7, Class Z.......................................      2.50%       01/16/61          16,831,561
       1,780,409     Series 2019-104, Class Z.....................................      2.80%       05/16/61           1,805,596
       2,312,918     Series 2019-113, Class Z.....................................      3.00%       06/16/61           2,395,165
       1,526,680     Series 2019-122, Class Z.....................................      3.00%       07/16/61           1,632,408
       4,622,855     Series 2019-139, Class Z (e).................................      2.90%       11/16/61           4,853,157
       5,113,632     Series 2020-12, Class Z (e)..................................      3.00%       11/16/61           5,366,338
      10,200,000     Series 2020-143, Class B.....................................      2.00%       03/16/62          10,224,988
       6,700,000     Series 2020-161, Class B.....................................      2.00%       08/16/62           6,193,353
                                                                                                                ----------------
                                                                                                                     644,898,070
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 46.9%
                  Federal Home Loan Mortgage Corporation
       2,793,166     Pool 760043, 5 Yr. Constant Maturity Treasury Rate +
                        1.39% (a).................................................      2.95%       12/01/48           2,907,316
       7,376,579     Pool 840359, 12 Mo. LIBOR + 1.63% (a)........................      3.08%       06/01/46           7,690,925
         140,565     Pool A19763..................................................      5.00%       04/01/34             161,451
          56,553     Pool A47333..................................................      5.00%       10/01/35              65,224
         537,290     Pool A47828..................................................      3.50%       08/01/35             571,130
         321,570     Pool A47829..................................................      4.00%       08/01/35             349,812
         274,921     Pool A47937..................................................      5.50%       08/01/35             323,468
         114,523     Pool A48972..................................................      5.50%       05/01/36             133,244
          85,742     Pool A54675..................................................      5.50%       01/01/36             100,132
         190,888     Pool A65324..................................................      5.50%       09/01/37             216,156
          60,062     Pool A86143..................................................      5.00%       05/01/39              69,161
          23,955     Pool A90319..................................................      5.00%       12/01/39              27,684
         348,031     Pool A92197..................................................      5.00%       05/01/40             402,187
           9,597     Pool A93093..................................................      4.50%       07/01/40              10,799
          13,535     Pool A93891..................................................      4.00%       09/01/40              15,292
          19,989     Pool A94729..................................................      4.00%       11/01/40              22,588
          68,111     Pool A94843..................................................      4.00%       11/01/40              76,876
         289,188     Pool A95441..................................................      4.00%       12/01/40             323,554
          28,965     Pool A95653..................................................      4.00%       12/01/40              32,724
          47,071     Pool A95728..................................................      4.00%       12/01/40              53,167
          64,578     Pool A96380..................................................      4.00%       01/01/41              71,200
         173,850     Pool A97294..................................................      4.00%       02/01/41             191,493
         751,740     Pool B70791..................................................      4.00%       06/01/39             812,008
           4,940     Pool C01310..................................................      6.50%       03/01/32               5,627
          15,188     Pool C01574..................................................      5.00%       06/01/33              17,525
          17,514     Pool C03458..................................................      5.00%       02/01/40              20,239
          60,452     Pool C03949..................................................      3.50%       05/01/42              66,845


Page 26                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        143,328     Pool C04269..................................................      3.00%       10/01/42    $        155,378
         262,210     Pool C91167..................................................      5.00%       04/01/28             290,120
         194,568     Pool C91353..................................................      3.50%       01/01/31             206,279
         410,832     Pool C91366..................................................      4.50%       04/01/31             453,103
          31,460     Pool C91482..................................................      3.50%       07/01/32              33,971
          26,380     Pool E02883..................................................      4.00%       04/01/26              28,031
          23,342     Pool G01443..................................................      6.50%       08/01/32              26,355
          58,379     Pool G01737..................................................      5.00%       12/01/34              67,380
          31,842     Pool G01840..................................................      5.00%       07/01/35              36,739
         365,436     Pool G02017..................................................      5.00%       12/01/35             422,805
          70,273     Pool G03072..................................................      5.00%       11/01/36              81,038
         361,150     Pool G04593..................................................      5.50%       01/01/37             421,293
          34,756     Pool G04632..................................................      5.00%       11/01/36              40,102
         164,333     Pool G04814..................................................      5.50%       10/01/38             190,794
          62,515     Pool G04913..................................................      5.00%       03/01/38              72,181
          37,435     Pool G05173..................................................      4.50%       11/01/31              40,880
         504,056     Pool G05275..................................................      5.50%       02/01/39             582,693
         103,635     Pool G05449..................................................      4.50%       05/01/39             116,547
         397,617     Pool G05792..................................................      4.50%       02/01/40             447,048
         327,547     Pool G05927..................................................      4.50%       07/01/40             370,838
          25,942     Pool G06252..................................................      4.00%       02/01/41              28,606
         494,804     Pool G06359..................................................      4.00%       02/01/41             545,569
          77,402     Pool G06501..................................................      4.00%       04/01/41              85,324
         288,560     Pool G06583..................................................      5.00%       06/01/41             338,933
         140,343     Pool G06687..................................................      5.00%       07/01/41             162,173
          79,873     Pool G06739..................................................      4.50%       09/01/41              89,710
         425,063     Pool G07025..................................................      5.00%       02/01/42             490,263
         641,228     Pool G07100..................................................      5.50%       07/01/40             742,885
          13,321     Pool G07219..................................................      5.00%       10/01/41              15,182
          78,008     Pool G07266..................................................      4.00%       12/01/42              86,091
         518,971     Pool G07329..................................................      4.00%       01/01/43             572,750
         567,101     Pool G07683..................................................      4.00%       03/01/44             625,750
         525,946     Pool G07806..................................................      5.00%       06/01/41             606,581
           3,005     Pool G08113..................................................      6.50%       02/01/36               3,446
       2,705,771     Pool G08854..................................................      5.00%       12/01/48           2,971,190
              25     Pool G11833..................................................      5.00%       11/01/20                  26
              20     Pool G11880..................................................      5.00%       12/01/20                  20
          23,425     Pool G12312..................................................      6.00%       09/01/21              23,749
          15,169     Pool G12797..................................................      6.50%       02/01/22              15,332
          49,029     Pool G12959..................................................      6.50%       10/01/22              50,662
           2,150     Pool G12978..................................................      5.50%       12/01/22               2,222
               2     Pool G13044..................................................      4.50%       06/01/21                   2
             129     Pool G13581..................................................      5.50%       11/01/21                 130
          34,063     Pool G13623..................................................      4.50%       08/01/24              36,136
          36,947     Pool G13625..................................................      5.50%       01/01/24              38,517
          68,298     Pool G13733..................................................      5.00%       11/01/24              72,921
          65,867     Pool G14088..................................................      4.00%       02/01/26              69,899
          96,577     Pool G14106..................................................      6.00%       10/01/24             100,743
          24,692     Pool G14167..................................................      5.50%       07/01/23              25,626
          46,027     Pool G14233..................................................      6.00%       01/01/24              46,976
         670,284     Pool G14348..................................................      4.00%       10/01/26             710,887
          27,809     Pool G14376..................................................      4.00%       09/01/25              29,488


                        See Notes to Financial Statements                Page 27


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         35,942     Pool G14676..................................................      4.50%       09/01/26    $         38,062
         164,599     Pool G14995..................................................      5.50%       12/01/24             169,699
          39,892     Pool G15019..................................................      4.50%       07/01/26              41,834
          34,756     Pool G15039..................................................      4.50%       09/01/26              36,914
          35,429     Pool G15725..................................................      4.50%       09/01/26              37,538
           4,648     Pool G15821..................................................      5.00%       07/01/25               4,906
         158,099     Pool G15949..................................................      4.00%       01/01/29             167,679
          89,360     Pool G15957..................................................      5.50%       12/01/24              91,716
           2,696     Pool G18100..................................................      5.00%       02/01/21               2,845
         218,971     Pool G18264..................................................      5.00%       07/01/23             231,122
         191,552     Pool G18287..................................................      5.50%       12/01/23             202,100
          66,398     Pool G18306..................................................      4.50%       04/01/24              69,831
          13,816     Pool G60020..................................................      4.50%       12/01/43              15,496
         646,236     Pool G60114..................................................      5.50%       06/01/41             758,293
       1,040,714     Pool G60168..................................................      4.50%       07/01/45           1,145,773
         359,016     Pool G60194..................................................      3.50%       08/01/45             395,586
         340,697     Pool G60737..................................................      4.50%       08/01/42             383,100
         958,919     Pool G60762..................................................      5.00%       07/01/41           1,105,780
         378,082     Pool G60808..................................................      3.00%       10/01/46             405,303
       4,401,098     Pool G60921..................................................      4.50%       02/01/47           4,797,171
      14,914,825     Pool G60940..................................................      4.00%       09/01/46          16,405,914
       5,656,667     Pool G61160..................................................      4.50%       11/01/45           6,311,090
          11,199     Pool H09034..................................................      5.50%       05/01/37              12,377
           1,623     Pool J03523..................................................      5.00%       09/01/21               1,713
          24,966     Pool J05364..................................................      6.00%       08/01/22              25,704
         160,220     Pool J09465..................................................      4.00%       04/01/24             169,892
          65,412     Pool J09504..................................................      4.00%       04/01/24              69,361
          21,419     Pool J09798..................................................      4.00%       05/01/24              22,712
          50,311     Pool J10623..................................................      4.00%       09/01/24              53,348
         589,322     Pool J10827..................................................      4.50%       10/01/24             625,898
         228,192     Pool N70075..................................................      5.00%       01/01/35             251,634
         388,628     Pool N70081..................................................      5.50%       07/01/38             441,045
          53,675     Pool O20138..................................................      5.00%       11/01/30              58,877
         867,997     Pool Q00841..................................................      4.50%       05/01/41             976,119
         102,021     Pool Q03139..................................................      4.00%       09/01/41             113,291
          36,904     Pool Q04031..................................................      4.00%       10/01/41              42,120
          29,699     Pool Q04905..................................................      4.00%       12/01/41              33,896
          48,648     Pool Q05035..................................................      4.00%       12/01/41              53,704
          51,996     Pool Q05173..................................................      4.00%       12/01/41              59,345
          41,663     Pool Q05181..................................................      4.00%       12/01/41              47,551
          28,988     Pool Q05445..................................................      4.00%       01/01/42              33,085
         110,882     Pool Q07189..................................................      4.00%       04/01/42             122,397
          35,849     Pool Q07479..................................................      3.50%       04/01/42              39,235
         135,912     Pool Q11791..................................................      3.50%       10/01/42             148,753
          81,261     Pool Q11836..................................................      3.50%       10/01/42              90,553
         584,882     Pool Q14034..................................................      3.50%       12/01/42             660,660
       2,405,126     Pool Q43309..................................................      4.00%       09/01/46           2,750,413
       5,194,748     Pool Q45763..................................................      4.00%       01/01/47           5,745,501
       3,311,548     Pool Q50564..................................................      4.50%       09/01/47           3,581,757
      10,583,574     Pool Q53219..................................................      4.50%       12/01/47          11,875,891
       6,622,309     Pool Q53875..................................................      4.00%       01/01/48           7,285,866
         738,477     Pool Q54651..................................................      4.50%       03/01/48             830,194


Page 28                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      1,434,733     Pool Q55037..................................................      4.50%       04/01/48    $      1,668,690
      11,134,655     Pool Q55152..................................................      4.50%       04/01/48          12,150,471
       5,447,668     Pool Q55606..................................................      4.00%       04/01/48           6,054,292
       4,058,379     Pool Q56260..................................................      5.00%       05/01/48           4,607,619
       5,698,451     Pool Q58363..................................................      5.00%       09/01/48           6,262,857
       4,407,197     Pool Q58483..................................................      4.50%       09/01/48           4,762,429
       4,106,732     Pool Q61217..................................................      4.00%       01/01/49           4,536,419
      14,938,715     Pool Q63173..................................................      4.00%       04/01/49          16,183,327
      14,187,976     Pool QA2693..................................................      4.00%       09/01/49          16,212,030
       6,477,487     Pool QA3965..................................................      4.00%       10/01/49           7,161,417
       8,187,777     Pool QA4774..................................................      4.00%       11/01/49           9,041,454
      14,002,814     Pool QA5778..................................................      3.50%       01/01/50          14,977,672
      17,416,297     Pool QA7078..................................................      3.50%       01/01/50          18,740,728
       3,744,442     Pool QB4340..................................................      3.00%       10/01/50           3,965,327
       4,427,625     Pool QN2804..................................................      1.50%       07/01/35           4,523,902
         421,615     Pool QN3055..................................................      1.50%       08/01/35             430,784
      26,038,419     Pool RA1624..................................................      4.00%       08/01/49          28,575,995
      33,413,383     Pool RA2415..................................................      3.00%       04/01/50          34,960,738
       7,505,635     Pool SB8044..................................................      2.00%       05/01/35           7,790,263
      46,048,492     Pool SB8068..................................................      1.50%       10/01/35          47,049,867
      89,999,999     Pool SD8082..................................................      1.50%       10/01/50          91,620,753
      60,000,000     Pool SD8104..................................................      1.50%       11/01/50          60,456,781
         479,834     Pool U50165..................................................      4.00%       05/01/32             518,036
       2,411,773     Pool U59020..................................................      4.00%       06/01/35           2,599,160
       2,276,099     Pool U64762..................................................      4.50%       10/01/45           2,523,875
       9,428,734     Pool U69020..................................................      5.00%       07/01/44          10,604,685
      10,700,055     Pool U69040..................................................      4.00%       05/01/45          11,761,361
       5,487,508     Pool U69041..................................................      5.00%       11/01/43           6,153,413
      25,470,359     Pool U69055..................................................      4.50%       10/01/47          28,241,510
      14,083,664     Pool U69060..................................................      4.50%       06/01/47          15,613,617
       3,619,574     Pool U79023..................................................      3.50%       10/01/28           3,837,677
         175,273     Pool U80068..................................................      3.50%       10/01/32             188,835
         100,017     Pool U80212..................................................      3.50%       02/01/33             107,762
         136,591     Pool U90245..................................................      3.50%       10/01/42             148,862
          38,794     Pool U90291..................................................      4.00%       10/01/42              42,255
         625,631     Pool U90316..................................................      4.00%       10/01/42             687,985
         553,009     Pool U90490..................................................      4.00%       06/01/42             607,876
       1,560,282     Pool U90690..................................................      3.50%       06/01/42           1,698,787
          19,468     Pool U90932..................................................      3.00%       02/01/43              21,083
         157,123     Pool U90975..................................................      4.00%       06/01/42             171,654
         473,765     Pool U91254..................................................      4.00%       04/01/43             521,231
       1,539,763     Pool U91619..................................................      4.00%       06/01/43           1,692,992
          51,384     Pool U92272..................................................      4.50%       12/01/43              57,431
         708,359     Pool U92432..................................................      4.00%       02/01/44             779,585
          44,423     Pool U95137..................................................      4.00%       08/01/43              48,888
         158,540     Pool U99045..................................................      3.50%       03/01/43             172,569
         202,502     Pool U99084..................................................      4.50%       02/01/44             226,455
          94,184     Pool U99091..................................................      4.50%       03/01/44             105,240
         251,291     Pool U99096..................................................      4.50%       05/01/44             280,785
       3,057,861     Pool U99134..................................................      4.00%       01/01/46           3,362,047
       6,832,751     Pool U99184..................................................      4.00%       08/01/43           7,500,420
         589,774     Pool V80910..................................................      4.00%       12/01/43             648,419


                        See Notes to Financial Statements                Page 29


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$     14,067,419     Pool ZM4944..................................................      4.00%       11/01/47    $     15,554,952
       3,810,329     Pool ZM6088..................................................      4.50%       04/01/48           4,131,857
       2,023,348     Pool ZS2492..................................................      6.50%       04/01/35           2,412,054
                  Federal National Mortgage Association
          63,793     Pool 190371..................................................      6.50%       07/01/36              74,485
          23,886     Pool 254636..................................................      5.00%       02/01/33              27,357
          37,517     Pool 255190..................................................      5.50%       05/01/34              44,250
          24,444     Pool 255984..................................................      4.50%       11/01/25              26,377
         151,622     Pool 256181..................................................      5.50%       03/01/36             165,054
         448,667     Pool 256576..................................................      5.50%       01/01/37             492,938
          24,592     Pool 256808..................................................      5.50%       07/01/37              28,213
          89,646     Pool 256936..................................................      6.00%       10/01/37             101,236
          74,326     Pool 545759..................................................      6.50%       07/01/32              87,151
          16,986     Pool 555851..................................................      6.50%       01/01/33              19,375
         299,506     Pool 683246..................................................      5.50%       02/01/33             351,227
         230,470     Pool 725014..................................................      5.50%       12/01/33             271,862
         365,168     Pool 734922..................................................      4.50%       09/01/33             407,896
         502,645     Pool 735415..................................................      6.50%       12/01/32             589,175
           4,702     Pool 745875..................................................      6.50%       09/01/36               5,681
          47,374     Pool 747097..................................................      6.00%       10/01/29              51,927
         454,638     Pool 788149..................................................      5.50%       05/01/33             516,663
         250,579     Pool 812741..................................................      5.50%       02/01/35             283,664
         375,739     Pool 827948..................................................      5.50%       05/01/35             424,888
         347,139     Pool 850000..................................................      5.50%       01/01/36             403,793
          68,177     Pool 871039..................................................      5.50%       02/01/37              77,669
       1,488,136     Pool 879015..................................................      4.00%       10/01/35           1,624,314
         175,500     Pool 888001..................................................      5.50%       10/01/36             206,056
         137,895     Pool 888163..................................................      7.00%       12/01/33             165,894
          15,524     Pool 888435..................................................      5.50%       06/01/22              15,865
         454,706     Pool 889610..................................................      5.50%       06/01/38             527,723
         353,813     Pool 889834..................................................      5.00%       12/01/35             408,284
          15,913     Pool 890149..................................................      6.50%       10/01/38              18,498
          37,802     Pool 890231..................................................      5.00%       07/01/25              39,930
          38,300     Pool 890314..................................................      5.50%       12/01/22              39,390
          11,792     Pool 890378..................................................      6.00%       05/01/24              12,344
       1,100,772     Pool 890556..................................................      4.50%       10/01/43           1,281,870
         303,169     Pool 890561..................................................      4.50%       01/01/27             318,072
         979,760     Pool 890736..................................................      5.00%       07/01/30           1,102,441
         206,601     Pool 905917..................................................      5.50%       01/01/37             242,017
          73,300     Pool 922386..................................................      5.50%       01/01/37              76,933
          14,831     Pool 930562..................................................      5.00%       02/01/39              17,195
         159,685     Pool 931808..................................................      5.50%       08/01/39             184,835
         192,519     Pool 953115..................................................      5.50%       11/01/38             214,325
          78,523     Pool 962556..................................................      5.00%       04/01/23              82,868
          36,495     Pool 973561..................................................      5.00%       03/01/23              38,515
          60,440     Pool 976871..................................................      6.50%       08/01/36              68,956
          58,905     Pool 995002..................................................      5.00%       07/01/37              67,865
          19,340     Pool 995097..................................................      6.50%       10/01/37              22,727
         117,840     Pool 995149..................................................      6.50%       10/01/38             139,394
          47,233     Pool 995228..................................................      6.50%       11/01/38              55,936
         110,746     Pool 995252..................................................      5.00%       12/01/23             116,874
          45,647     Pool 995259..................................................      6.50%       11/01/23              47,908


Page 30                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        155,915     Pool AA0916..................................................      5.00%       08/01/37    $        179,576
         121,930     Pool AA3303..................................................      5.50%       06/01/38             140,698
         621,600     Pool AB0460..................................................      5.50%       02/01/37             718,826
         250,166     Pool AB0731..................................................      4.00%       06/01/39             275,364
          68,029     Pool AB1953..................................................      4.00%       12/01/40              76,050
          54,976     Pool AB2092..................................................      4.00%       01/01/41              61,262
          36,696     Pool AB2133..................................................      4.00%       01/01/26              38,926
         167,605     Pool AB2265..................................................      4.00%       02/01/41             189,339
          25,905     Pool AB2467..................................................      4.50%       03/01/41              29,388
       1,151,325     Pool AB2506..................................................      5.00%       03/01/41           1,321,619
       1,524,176     Pool AB2959..................................................      4.50%       07/01/40           1,673,924
         115,366     Pool AB5174..................................................      3.50%       05/01/42             127,446
         127,658     Pool AB5919..................................................      3.00%       08/01/42             140,701
          76,814     Pool AB6632..................................................      3.50%       10/01/42              83,018
         263,503     Pool AB6671..................................................      3.00%       10/01/42             289,359
         321,968     Pool AB7765..................................................      3.00%       02/01/43             353,559
         224,799     Pool AB7859..................................................      3.50%       02/01/43             248,494
       1,604,092     Pool AB8289..................................................      4.50%       04/01/42           1,794,490
         555,682     Pool AB8676..................................................      3.50%       05/01/42             597,983
          99,058     Pool AB9382..................................................      4.00%       05/01/43             111,110
         865,301     Pool AB9551..................................................      3.00%       06/01/43             950,215
         266,278     Pool AB9615..................................................      4.00%       06/01/33             287,788
          61,423     Pool AB9959..................................................      4.00%       07/01/43              68,297
          40,619     Pool AC1232..................................................      5.00%       07/01/24              43,107
          92,739     Pool AC3236..................................................      5.00%       09/01/39             107,066
         270,614     Pool AC3267..................................................      5.50%       09/01/39             314,567
         194,415     Pool AD0889..................................................      6.00%       09/01/24             202,439
         580,622     Pool AD4317..................................................      4.00%       04/01/40             639,992
          17,631     Pool AD5222..................................................      4.50%       05/01/30              19,192
         103,890     Pool AD5583..................................................      5.00%       04/01/40             115,683
         137,401     Pool AD6369..................................................      4.50%       05/01/40             154,614
          74,476     Pool AD6938..................................................      4.50%       06/01/40              84,029
         130,710     Pool AD7110..................................................      5.00%       07/01/40             143,816
          81,964     Pool AD7137..................................................      5.50%       07/01/40              97,450
          30,543     Pool AD8526..................................................      4.50%       08/01/40              34,353
         292,283     Pool AE0137..................................................      4.50%       03/01/36             321,745
          25,085     Pool AE0383..................................................      4.50%       09/01/25              26,641
         104,523     Pool AE4476..................................................      4.00%       03/01/41             115,002
         142,997     Pool AE7005..................................................      4.00%       10/01/40             157,359
       4,557,831     Pool AE7733..................................................      5.00%       11/01/40           5,340,121
          32,552     Pool AE9284..................................................      4.00%       11/01/40              35,785
         520,540     Pool AE9959..................................................      5.00%       03/01/41             592,535
          22,621     Pool AH0057..................................................      4.50%       02/01/41              25,460
         406,857     Pool AH0943..................................................      4.00%       12/01/40             451,153
         522,056     Pool AH0979..................................................      3.50%       01/01/41             549,847
         281,455     Pool AH1089..................................................      4.00%       11/01/40             309,363
         136,145     Pool AH1141..................................................      4.50%       12/01/40             153,191
         138,725     Pool AH4404..................................................      4.00%       01/01/41             152,922
          91,132     Pool AH7204..................................................      4.00%       03/01/41             100,156
          46,236     Pool AI1190..................................................      4.50%       04/01/41              52,017
          64,526     Pool AI1969..................................................      4.50%       05/01/41              72,633
         349,983     Pool AI4268..................................................      5.00%       06/01/41             402,343


                        See Notes to Financial Statements                Page 31


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      9,622,661     Pool AI5614..................................................      5.00%       07/01/41    $     11,116,575
         239,739     Pool AI6093..................................................      4.50%       06/01/31             264,332
          64,237     Pool AI6503..................................................      5.00%       11/01/39              70,687
          34,660     Pool AI6581..................................................      4.50%       07/01/41              39,016
          26,159     Pool AI7800..................................................      4.50%       07/01/41              29,447
         152,542     Pool AI8779..................................................      4.00%       11/01/41             168,218
         382,953     Pool AI9114..................................................      4.00%       06/01/42             424,035
       2,003,334     Pool AI9124..................................................      4.00%       08/01/42           2,218,244
       1,164,288     Pool AI9158..................................................      6.50%       01/01/41           1,464,569
       1,796,900     Pool AJ2311..................................................      5.00%       10/01/41           2,024,516
          24,997     Pool AJ4756..................................................      4.00%       10/01/41              28,523
          36,067     Pool AJ5424..................................................      4.00%       11/01/41              41,153
          19,973     Pool AJ5736..................................................      4.00%       12/01/41              22,789
          26,029     Pool AJ6061..................................................      4.00%       12/01/41              29,700
          28,557     Pool AJ7538..................................................      4.00%       01/01/42              32,612
          34,888     Pool AJ8104..................................................      4.00%       12/01/41              39,808
          14,283     Pool AJ8203..................................................      4.50%       01/01/42              16,078
          26,943     Pool AJ8341..................................................      4.00%       12/01/41              30,743
          23,242     Pool AJ8369..................................................      4.00%       01/01/42              26,520
          40,426     Pool AJ8436..................................................      4.00%       12/01/41              46,128
          21,543     Pool AJ9162..................................................      4.00%       01/01/42              24,574
         882,670     Pool AJ9332..................................................      4.00%       01/01/42             979,681
          42,723     Pool AK0543..................................................      4.00%       01/01/42              48,748
       1,191,233     Pool AK0765..................................................      4.00%       03/01/42           1,309,215
          30,617     Pool AK1827..................................................      4.00%       01/01/42              34,924
         198,588     Pool AK4520..................................................      4.00%       03/01/42             219,060
         167,914     Pool AK5555..................................................      4.00%       04/01/42             185,310
          17,160     Pool AL0147..................................................      4.00%       04/01/41              19,381
         112,990     Pool AL0212..................................................      5.50%       02/01/38             133,194
         279,778     Pool AL0241..................................................      4.00%       04/01/41             308,707
          26,032     Pool AL0399..................................................      6.00%       08/01/24              26,939
          12,628     Pool AL0446..................................................      6.00%       05/01/24              13,063
          43,727     Pool AL0815..................................................      4.00%       09/01/41              49,894
          14,615     Pool AL1195..................................................      6.00%       09/01/23              15,222
         531,641     Pool AL1850..................................................      5.50%       07/01/40             621,305
          37,732     Pool AL1948..................................................      4.00%       01/01/42              41,871
          34,069     Pool AL1953..................................................      4.50%       01/01/27              35,761
         100,949     Pool AL2142..................................................      6.50%       09/01/38             118,502
         508,988     Pool AL2551..................................................      3.50%       10/01/42             562,637
          83,998     Pool AL2589..................................................      5.50%       05/01/25              86,249
          89,087     Pool AL2892..................................................      3.50%       12/01/42              98,202
         677,862     Pool AL3093..................................................      3.50%       02/01/43             754,488
          24,563     Pool AL3154..................................................      3.00%       02/01/43              27,078
       1,923,575     Pool AL4703..................................................      3.50%       12/01/28           2,012,678
       7,655,168     Pool AL4741..................................................      4.50%       01/01/44           8,550,322
          20,903     Pool AL4962..................................................      6.00%       05/01/24              21,901
         148,217     Pool AL5616..................................................      5.50%       09/01/41             172,384
         817,064     Pool AL5760..................................................      4.00%       09/01/43             907,693
         657,391     Pool AL5890..................................................      4.50%       03/01/43             742,754
         503,729     Pool AL6031..................................................      4.00%       10/01/44             564,882
          18,291     Pool AL6057..................................................      6.00%       08/01/24              18,458
          64,214     Pool AL6449..................................................      4.50%       01/01/27              68,188


Page 32                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      3,128,053     Pool AL6513..................................................      5.00%       07/01/44    $      3,513,164
         190,606     Pool AL6948..................................................      5.00%       09/01/25             201,154
         117,712     Pool AL7046..................................................      3.50%       06/01/45             130,066
       4,982,844     Pool AL7162, 12 Mo. LIBOR + 1.72% (a)........................      2.89%       09/01/42           5,209,514
         322,703     Pool AL7231..................................................      3.50%       08/01/45             356,572
         585,411     Pool AL7449..................................................      8.50%       12/01/37             724,416
         740,225     Pool AL7637..................................................      5.00%       01/01/42             815,849
       2,389,458     Pool AL7905..................................................      4.50%       03/01/34           2,632,568
         127,922     Pool AL8139..................................................      4.00%       02/01/32             136,337
      10,084,559     Pool AL8263..................................................      4.50%       02/01/44          11,265,336
          84,594     Pool AL8353..................................................      3.50%       08/01/44              93,451
       8,181,919     Pool AL8640, 12 Mo. LIBOR + 1.80% (a)........................      3.37%       12/01/41           8,584,175
       4,672,246     Pool AL8652..................................................      5.00%       07/01/44           5,383,860
         529,519     Pool AL9143..................................................      3.50%       09/01/36             577,491
         170,656     Pool AL9226..................................................      5.50%       12/01/41             201,852
       1,605,665     Pool AL9777..................................................      4.50%       01/01/47           1,769,375
       5,085,571     Pool AO3529..................................................      4.00%       06/01/42           5,590,033
       1,599,615     Pool AO5527..................................................      4.00%       07/01/42           1,744,270
       1,573,368     Pool AO8106..................................................      4.00%       08/01/42           1,730,620
         516,310     Pool AO8167..................................................      4.00%       09/01/42             564,518
         200,108     Pool AP1197..................................................      3.50%       09/01/42             218,645
         888,198     Pool AP2109..................................................      4.00%       08/01/32             959,211
         101,588     Pool AP5113..................................................      4.00%       09/01/42             112,867
         291,500     Pool AP7963..................................................      4.00%       09/01/42             330,159
       2,480,193     Pool AQ0411..................................................      3.50%       10/01/42           2,734,149
       1,004,373     Pool AQ0535..................................................      3.00%       11/01/42           1,098,304
         743,588     Pool AQ1534..................................................      3.50%       10/01/32             801,134
         835,872     Pool AQ1584..................................................      4.00%       11/01/42             956,680
         582,107     Pool AQ1607..................................................      3.50%       11/01/32             627,146
         473,895     Pool AQ3310..................................................      4.00%       11/01/42             521,135
       1,589,683     Pool AQ4086..................................................      4.00%       06/01/43           1,747,455
          66,741     Pool AQ9715..................................................      3.00%       01/01/43              72,289
         454,027     Pool AQ9999..................................................      3.00%       02/01/43             491,772
       1,824,043     Pool AR7582..................................................      3.50%       03/01/33           1,956,511
         320,079     Pool AR7961..................................................      3.50%       03/01/33             344,932
       3,778,034     Pool AS1719..................................................      5.00%       02/01/44           4,429,415
         549,045     Pool AS5236..................................................      4.00%       05/01/45             594,926
         982,371     Pool AS5515..................................................      3.50%       06/01/30           1,041,266
         299,200     Pool AS5635..................................................      3.00%       08/01/45             331,670
         883,175     Pool AS7211..................................................      3.00%       04/01/46             949,019
       1,640,059     Pool AS7537..................................................      3.00%       07/01/46           1,818,133
       6,647,884     Pool AS8548..................................................      3.50%       12/01/46           7,211,624
       1,011,563     Pool AS9244..................................................      4.50%       08/01/39           1,130,401
         500,819     Pool AS9990..................................................      4.50%       07/01/47             543,299
         189,608     Pool AS9994..................................................      4.50%       04/01/47             207,007
         107,631     Pool AT0332..................................................      3.00%       04/01/43             111,860
         682,577     Pool AT1747..................................................      3.00%       04/01/43             752,481
         683,871     Pool AT3892..................................................      3.00%       06/01/43             744,545
         295,927     Pool AT4180..................................................      3.50%       05/01/33             317,426
         121,375     Pool AT5915..................................................      4.00%       06/01/43             133,423
         725,817     Pool AT6303..................................................      4.00%       06/01/43             830,475
          44,145     Pool AT6306..................................................      4.00%       06/01/43              49,965


                        See Notes to Financial Statements                Page 33


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        142,631     Pool AU5787..................................................      4.50%       09/01/43    $        163,625
         737,168     Pool AU6278..................................................      5.00%       11/01/43             824,243
         194,721     Pool AY0013..................................................      4.50%       01/01/45             217,999
         796,563     Pool BA4113..................................................      3.00%       04/01/46             863,291
       1,430,286     Pool BD4509, 12 Mo. LIBOR + 1.67% (a)........................      2.73%       01/01/44           1,494,095
       1,630,804     Pool BD4533, 12 Mo. LIBOR + 1.66% (a)........................      2.70%       09/01/44           1,695,077
         213,446     Pool BD8660, 1 Yr. Constant Maturity Treasury Rate +
                        1.67% (a).................................................      2.47%       12/01/45             215,490
      15,554,962     Pool BE2973..................................................      4.00%       01/01/47          17,199,616
         588,619     Pool BE3631..................................................      4.50%       05/01/47             640,748
       2,418,525     Pool BH2633..................................................      5.00%       08/01/47           2,696,275
          30,024     Pool BH9428..................................................      4.50%       09/01/47              32,559
      15,999,006     Pool BJ1637..................................................      3.50%       11/01/47          17,618,154
          73,844     Pool BJ5781..................................................      4.50%       04/01/48              81,745
         243,656     Pool BJ6232..................................................      5.00%       04/01/48             268,643
          17,075     Pool BJ6234..................................................      5.00%       05/01/48              18,777
       1,027,984     Pool BJ9100..................................................      4.50%       02/01/48           1,186,778
         881,210     Pool BJ9111..................................................      4.50%       03/01/48           1,024,620
       1,674,082     Pool BJ9124..................................................      4.50%       04/01/48           1,946,484
         937,466     Pool BK0922..................................................      4.50%       07/01/48           1,014,243
      22,750,054     Pool BK4769..................................................      5.00%       08/01/48          25,119,028
         542,072     Pool BK4851..................................................      5.00%       05/01/48             599,190
          28,732     Pool BK7173..................................................      5.00%       06/01/48              31,623
         895,244     Pool BK7797..................................................      5.00%       07/01/48             985,771
       6,266,158     Pool BK8883..................................................      5.00%       09/01/48           7,088,834
       3,065,441     Pool BK9563..................................................      4.50%       12/01/48           3,330,125
       6,670,930     Pool BK9599..................................................      5.00%       08/01/48           7,345,349
         435,109     Pool BM1880..................................................      4.00%       02/01/45             483,260
         969,349     Pool BM3013, 12 Mo. LIBOR + 1.53% (a)........................      2.50%       07/01/44           1,004,133
      15,860,317     Pool BM3076..................................................      4.50%       07/01/47          17,578,203
       8,077,445     Pool BM3625..................................................      3.00%       03/01/48           8,825,945
      17,057,293     Pool BM3980, 12 Mo. LIBOR + 1.78% (a)........................      3.16%       02/01/43          17,871,967
      17,592,459     Pool BM4122..................................................      7.47%       01/01/40          21,449,923
       7,826,303     Pool BM4561..................................................      5.00%       09/01/48           8,902,232
       8,891,723     Pool BM4785..................................................      4.50%       10/01/38           9,905,024
      21,190,116     Pool BM5039..................................................      4.50%       12/01/48          23,303,335
      18,457,439     Pool BM5130..................................................      4.50%       08/01/47          20,500,130
      63,399,476     Pool BM5508..................................................      5.00%       02/01/49          72,115,282
      21,454,170     Pool BM5667..................................................      4.00%       12/01/48          23,555,849
       7,630,241     Pool BM5671..................................................      4.50%       01/01/49           8,620,612
      14,779,943     Pool BM6018..................................................      5.00%       05/01/49          15,683,490
         881,849     Pool BN1027..................................................      5.50%       03/01/49           1,027,370
      12,364,306     Pool BN1345..................................................      4.00%       09/01/48          13,272,518
      30,320,803     Pool BN3925..................................................      4.50%       01/01/49          34,532,528
       2,759,314     Pool BN4059..................................................      4.00%       12/01/48           2,941,648
       6,780,651     Pool BN4328..................................................      5.00%       01/01/49           7,539,198
       3,346,431     Pool BN5323..................................................      3.50%       03/01/49           3,534,672
      12,899,330     Pool BN6078..................................................      4.00%       06/01/49          13,769,423
      10,204,999     Pool BN8210..................................................      4.50%       07/01/49          11,326,895
       7,226,779     Pool BO1420..................................................      3.50%       09/01/49           7,629,545
      19,046,458     Pool BO2179..................................................      4.00%       09/01/49          21,763,425
      15,398,168     Pool BO2653..................................................      3.50%       07/01/49          16,356,124


Page 34                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      7,357,340     Pool BO3030..................................................      4.00%       10/01/49    $      8,147,806
       5,099,264     Pool BO5425..................................................      4.00%       10/01/49           5,634,585
      11,159,987     Pool BO5426..................................................      4.00%       10/01/49          12,124,054
       9,808,249     Pool BO5430..................................................      4.00%       10/01/49          10,615,076
      13,425,238     Pool BP1950..................................................      3.00%       04/01/50          14,887,794
       4,743,122     Pool BP4238..................................................      3.00%       04/01/50           4,962,772
         874,224     Pool BP6504..................................................      1.50%       07/01/35             893,233
       2,688,716     Pool BP8797..................................................      3.00%       07/01/50           2,871,881
       7,894,466     Pool BQ3099..................................................      3.00%       10/01/50           8,432,298
       5,850,603     Pool CA0843..................................................      3.00%       12/01/47           6,445,980
      13,541,163     Pool CA1576..................................................      5.00%       01/01/48          15,041,134
      12,612,639     Pool CA1902..................................................      4.50%       06/01/48          13,774,780
       7,656,535     Pool CA1917..................................................      5.00%       06/01/48           8,761,785
       2,745,168     Pool CA2520..................................................      4.00%       10/01/33           2,944,008
       6,203,675     Pool CA2947..................................................      4.00%       12/01/48           6,863,049
         665,298     Pool CA3684..................................................      4.50%       06/01/49             719,181
      31,087,764     Pool CA4175..................................................      4.00%       09/01/49          35,522,725
      21,937,628     Pool FM0050..................................................      5.50%       11/01/49          24,660,636
      62,631,517     Pool FM0085..................................................      4.00%       03/01/50          71,564,925
      96,290,482     Pool FM1194..................................................      4.50%       05/01/39         107,263,304
       3,091,410     Pool FM1284..................................................      3.50%       02/01/46           3,380,267
       3,003,198     Pool FM1285..................................................      4.00%       10/01/43           3,310,744
       6,765,522     Pool FM1286..................................................      4.50%       06/01/46           7,505,434
       2,899,816     Pool FM1287..................................................      5.00%       11/01/44           3,194,997
      72,502,233     Pool FM1725..................................................      2.50%       11/01/47          76,664,247
      15,252,788     Pool FM2001..................................................      5.00%       09/01/49          16,908,938
      27,510,166     Pool FM2329..................................................      5.00%       12/01/49          31,067,713
      24,309,357     Pool FM2397..................................................      4.50%       01/01/50          26,904,532
       7,895,769     Pool FM2450..................................................      3.50%       12/01/39           8,774,934
     115,498,475     Pool FM2500..................................................      2.50%       03/01/35         123,180,446
       6,012,759     Pool FM2853..................................................      5.00%       03/01/41           6,624,816
         148,668     Pool MA0096..................................................      4.50%       06/01/29             161,996
           3,220     Pool MA0293..................................................      4.50%       01/01/30               3,510
          50,231     Pool MA0295..................................................      5.00%       01/01/30              55,639
          47,445     Pool MA0353..................................................      4.50%       03/01/30              52,298
       1,258,296     Pool MA0443..................................................      5.00%       05/01/30           1,417,130
          40,074     Pool MA0444..................................................      5.00%       06/01/40              44,901
         334,461     Pool MA0575..................................................      4.50%       11/01/30             368,704
         221,435     Pool MA0633..................................................      5.00%       01/01/41             248,108
           5,640     Pool MA0777..................................................      5.00%       06/01/31               6,345
         832,422     Pool MA1125..................................................      4.00%       07/01/42             907,230
       1,509,674     Pool MA1217..................................................      4.00%       10/01/42           1,658,381
          46,696     Pool MA1222..................................................      4.00%       10/01/32              51,007
          81,033     Pool MA1228..................................................      3.00%       09/01/42              87,753
         540,795     Pool MA1510..................................................      4.00%       07/01/43             594,474
         170,677     Pool MA1591..................................................      4.50%       09/01/43             190,661
      16,980,662     Pool MA1629..................................................      4.50%       10/01/43          18,972,695
         456,811     Pool MA1664..................................................      4.50%       11/01/43             510,299
         441,566     Pool MA1711..................................................      4.50%       12/01/43             493,267
         716,647     Pool MA1866..................................................      4.50%       04/01/44             800,561
         613,553     Pool MA1900..................................................      4.50%       04/01/44             685,395
         676,192     Pool MA2024..................................................      4.00%       07/01/29             721,617


                        See Notes to Financial Statements                Page 35


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,037,070     Pool MA2099..................................................      3.50%       11/01/29    $      1,099,080
         450,385     Pool MA2454..................................................      3.50%       09/01/30             477,454
           6,973     Pool MA2509..................................................      3.00%       01/01/46               7,195
       1,969,984     Pool MA2695..................................................      4.00%       07/01/46           2,167,025
       2,318,496     Pool MA2916..................................................      4.00%       02/01/47           2,550,627
         452,453     Pool MA3101..................................................      4.50%       08/01/47             492,468
         180,314     Pool MA3123..................................................      5.00%       08/01/47             200,520
         675,557     Pool MA3205..................................................      5.00%       10/01/47             751,264
      12,179,463     Pool MA3385..................................................      4.50%       06/01/48          13,205,200
      14,388,933     Pool MA4018..................................................      2.00%       05/01/50          14,862,596
       1,537,365     Pool MA4122..................................................      1.50%       09/01/35           1,570,797
       1,064,959     Pool MA4154..................................................      1.50%       10/01/35           1,088,117
     125,000,000     Pool TBA (i).................................................      1.50%       11/15/35         127,634,276
      45,000,000     Pool TBA (i).................................................      1.50%       12/15/50          45,214,453
     249,000,000     Pool TBA (i).................................................      2.00%       12/15/50         256,294,923
     370,500,000     Pool TBA (i).................................................      2.50%       12/15/50         385,522,619
      40,000,000     Pool TBA.....................................................      4.00%       12/15/50          42,760,937
                  Government National Mortgage Association
          85,183     Pool 3149....................................................      6.00%       10/20/31              96,068
          54,166     Pool 3172....................................................      6.00%       12/20/31              62,540
          57,900     Pool 3227....................................................      6.00%       04/20/32              65,155
         401,405     Pool 3345....................................................      5.00%       02/20/33             454,717
         134,943     Pool 3389....................................................      5.00%       05/20/33             152,575
          23,537     Pool 3390....................................................      5.50%       05/20/33              27,936
         652,526     Pool 3428....................................................      5.00%       08/20/33             740,610
          56,309     Pool 3442....................................................      5.00%       09/20/33              64,109
          23,025     Pool 3459....................................................      5.50%       10/20/33              27,332
          11,745     Pool 3474....................................................      6.00%       11/20/33              13,502
          78,425     Pool 3487....................................................      5.00%       12/20/33              89,148
         406,539     Pool 3529....................................................      5.00%       03/20/34             462,928
          62,159     Pool 3555....................................................      5.00%       05/20/34              70,818
          89,978     Pool 3596....................................................      5.50%       08/20/34             106,749
          78,823     Pool 3786....................................................      5.50%       11/20/35              93,566
          55,691     Pool 3807....................................................      5.50%       01/20/36              66,104
         402,144     Pool 4029....................................................      6.50%       09/20/37             482,106
         254,552     Pool 4251....................................................      5.50%       10/20/23             267,758
         141,297     Pool 455986..................................................      5.25%       07/15/25             157,384
         156,127     Pool 487108..................................................      6.00%       04/15/29             186,266
          55,006     Pool 553144..................................................      5.50%       04/15/33              63,397
           9,699     Pool 589331..................................................      6.00%       10/15/22              10,292
         153,488     Pool 604338..................................................      5.00%       05/15/33             176,818
         151,654     Pool 604897..................................................      5.00%       12/15/33             174,816
         146,838     Pool 605389..................................................      5.00%       04/15/34             169,224
         351,590     Pool 615403..................................................      4.50%       08/15/33             396,626
          14,454     Pool 627123..................................................      5.50%       03/15/34              16,943
          88,716     Pool 638704..................................................      5.50%       11/15/36             100,936
         200,355     Pool 653143..................................................      4.90%       04/15/36             223,630
         260,675     Pool 658324..................................................      5.50%       03/15/37             292,570
         187,894     Pool 677190..................................................      5.00%       06/15/38             212,851
          25,186     Pool 687833..................................................      6.00%       08/15/38              30,166
          50,369     Pool 706840..................................................      4.50%       05/15/40              58,543
         200,556     Pool 706855..................................................      4.50%       09/15/40             232,553


Page 36                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        316,049     Pool 711483..................................................      4.00%       01/15/40    $        354,676
         134,723     Pool 711543..................................................      4.00%       11/15/40             153,086
         842,428     Pool 711563..................................................      4.50%       03/15/41             972,361
       7,956,250     Pool 720225..................................................      4.50%       07/15/39           9,007,067
         419,643     Pool 723216..................................................      4.50%       08/15/40             471,638
          94,605     Pool 723248..................................................      5.00%       10/15/39             108,981
         376,946     Pool 724230..................................................      5.00%       08/15/39             434,559
          99,669     Pool 724267..................................................      5.00%       09/15/39             114,838
         293,725     Pool 724340..................................................      4.50%       09/15/39             332,289
          85,619     Pool 725272..................................................      4.50%       11/15/39              93,812
          70,660     Pool 726394..................................................      4.50%       10/15/39              80,013
          41,083     Pool 728921..................................................      4.50%       12/15/24              42,982
         292,096     Pool 733595..................................................      4.50%       04/15/40             330,708
         136,705     Pool 733733..................................................      5.00%       06/15/40             157,142
         781,681     Pool 736317..................................................      4.25%       06/20/36             845,663
         133,952     Pool 736617..................................................      4.00%       12/15/35             143,332
       1,235,964     Pool 737673..................................................      4.50%       11/15/40           1,386,591
         255,366     Pool 737996..................................................      4.00%       02/15/41             286,805
         260,507     Pool 739341..................................................      3.50%       10/15/41             294,159
         216,902     Pool 743673..................................................      4.50%       07/15/40             246,370
         443,274     Pool 745478..................................................      5.00%       08/20/40             491,462
         766,938     Pool 748939..................................................      4.00%       09/20/40             867,726
         122,352     Pool 754384..................................................      4.50%       03/20/42             136,156
         537,971     Pool 762905..................................................      4.50%       04/15/41             605,198
       1,756,822     Pool 769102..................................................      4.50%       07/20/41           1,968,429
         498,127     Pool 781623..................................................      5.00%       06/15/33             565,078
          68,149     Pool 781697..................................................      6.00%       11/15/33              81,162
         413,036     Pool 781824..................................................      5.50%       11/15/34             484,174
          14,177     Pool 781862..................................................      5.50%       01/15/35              16,617
          60,228     Pool 782070..................................................      7.00%       06/15/32              67,998
          48,069     Pool 782133..................................................      6.00%       01/15/22              48,896
         146,268     Pool 782259..................................................      5.00%       02/15/36             168,599
          81,886     Pool 782810..................................................      4.50%       11/15/39              91,181
       1,390,031     Pool 783009..................................................      6.10%       12/20/33           1,584,953
         127,328     Pool 783091..................................................      5.50%       06/15/40             149,065
          49,372     Pool 783220..................................................      5.50%       09/15/24              52,382
         203,113     Pool 783375..................................................      5.00%       08/15/41             232,649
      13,349,378     Pool 783590..................................................      4.50%       06/20/41          14,878,549
         316,671     Pool 783760..................................................      5.00%       02/15/42             365,108
       5,374,395     Pool 784063..................................................      5.00%       09/20/45           5,949,510
         232,782     Pool 784343..................................................      5.00%       02/15/41             268,193
       3,767,484     Pool 784573..................................................      5.00%       12/15/43           4,340,058
       4,520,203     Pool 784752..................................................      4.00%       03/15/45           4,976,058
      12,074,681     Pool 784758..................................................      5.50%       05/20/49          13,652,514
       3,906,453     Pool AC0197..................................................      4.00%       12/20/42           4,215,392
         520,973     Pool AD0026..................................................      3.50%       06/20/33             556,304
         116,333     Pool AD0856..................................................      3.75%       08/20/33             124,519
          52,630     Pool AG8899..................................................      4.00%       12/20/43              58,346
       1,266,503     Pool AI6317..................................................      4.50%       06/20/44           1,371,665
         571,365     Pool AK2389..................................................      4.50%       11/20/44             623,059
         312,188     Pool AN4469..................................................      5.00%       12/15/40             345,756
         408,731     Pool AR8421..................................................      5.00%       10/20/41             445,488


                        See Notes to Financial Statements                Page 37


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$      1,570,926     Pool BB1216..................................................      4.50%       06/20/47    $      1,762,989
         722,201     Pool BB4731..................................................      4.00%       07/20/47             800,374
         532,869     Pool BB4757..................................................      4.00%       08/20/47             582,711
         421,194     Pool BB4769..................................................      4.00%       08/20/47             458,810
         820,555     Pool BD0483..................................................      4.50%       11/20/47             916,150
         549,997     Pool BF0415..................................................      5.00%       06/20/35             601,927
       1,209,554     Pool BF2472..................................................      5.50%       04/20/48           1,362,296
         574,572     Pool BF2604..................................................      5.50%       05/20/48             645,132
         803,373     Pool BG1872..................................................      5.50%       04/20/48             926,137
         968,055     Pool BG1886..................................................      5.50%       05/20/48           1,087,784
         910,698     Pool BG1888..................................................      5.50%       05/20/48           1,007,850
         754,861     Pool BG5094..................................................      5.50%       08/20/48             854,514
         665,682     Pool BH7648..................................................      5.50%       08/20/48             764,867
         832,877     Pool BI2592..................................................      5.50%       09/20/48             953,665
         945,711     Pool BJ9554..................................................      5.50%       01/20/49           1,062,314
         680,573     Pool BK0831..................................................      5.50%       12/20/48             771,872
         312,238     Pool BK4821..................................................      5.50%       12/20/48             350,196
       1,082,454     Pool BK5396..................................................      5.50%       12/20/48           1,212,019
         448,370     Pool BK7681..................................................      5.50%       12/20/48             493,483
         384,092     Pool BL1291..................................................      5.50%       01/20/49             421,652
         694,254     Pool BL4638..................................................      5.50%       04/20/49             778,182
         524,019     Pool BL6909..................................................      5.00%       03/20/49             579,068
         187,607     Pool BL6923..................................................      6.00%       03/20/49             205,178
       1,168,845     Pool BL7446..................................................      5.50%       03/20/49           1,321,210
       1,112,769     Pool BL7950..................................................      5.50%       05/20/49           1,252,783
         844,051     Pool BL9104..................................................      5.50%       05/20/49             939,796
         476,495     Pool BL9105..................................................      5.50%       05/20/49             524,037
       3,248,332     Pool BM5456..................................................      5.50%       07/20/49           3,677,038
       2,277,976     Pool BM5457..................................................      5.50%       07/20/49           2,560,886
       1,087,136     Pool BM9249..................................................      5.50%       05/20/49           1,223,889
         587,053     Pool BM9832..................................................      5.50%       06/20/49             652,907
         761,494     Pool BN1982..................................................      5.50%       05/20/49             862,660
         890,619     Pool BN1985..................................................      5.50%       05/20/49           1,022,894
         868,307     Pool BN1986..................................................      5.50%       05/20/49             981,637
       1,088,096     Pool BN1987..................................................      5.50%       05/20/49           1,229,848
       1,579,633     Pool BN1989..................................................      5.50%       05/20/49           1,774,773
       1,760,584     Pool BN3607..................................................      5.50%       05/20/49           2,009,020
       1,416,288     Pool BN3608..................................................      5.50%       05/20/49           1,579,564
       1,027,999     Pool BN8877..................................................      5.50%       07/20/49           1,164,153
       2,329,219     Pool BN9929..................................................      5.50%       08/20/49           2,634,988
         947,056     Pool BO2380..................................................      5.50%       07/20/49           1,094,392
       1,045,469     Pool BO5553..................................................      5.50%       08/20/49           1,195,342
       1,476,751     Pool BO5554..................................................      5.50%       08/20/49           1,670,317
       1,550,283     Pool BO5555..................................................      5.50%       08/20/49           1,743,748
         953,476     Pool BO6139..................................................      5.50%       07/20/49           1,071,338
       2,116,659     Pool BO8096..................................................      5.50%       08/20/49           2,392,080
       1,884,731     Pool BO8097..................................................      5.50%       08/20/49           2,105,822
         228,433     Pool MA1017..................................................      6.00%       05/20/43             265,652
         135,171     Pool MA1162..................................................      6.00%       07/20/43             154,561
         236,403     Pool MA2077..................................................      5.50%       07/20/44             278,072
          33,654     Pool MA2215..................................................      3.50%       09/20/44              34,966
         141,250     Pool MA2683..................................................      6.00%       03/20/45             162,433


Page 38                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        150,608     Pool MA2759..................................................      6.00%       01/20/45    $        173,759
         419,943     Pool MA2829..................................................      5.00%       05/20/45             477,610
          57,246     Pool MA2897..................................................      6.00%       03/20/45              65,614
         292,823     Pool MA2966..................................................      6.00%       09/20/39             331,959
         300,250     Pool MA3249..................................................      6.00%       04/20/40             345,690
          50,164     Pool MA3380..................................................      5.50%       01/20/46              58,631
         582,066     Pool MA3459..................................................      6.00%       08/20/39             669,801
         335,943     Pool MA3525..................................................      5.50%       03/20/46             391,325
         338,419     Pool MA3941..................................................      5.50%       09/20/46             398,670
         700,548     Pool MA4076..................................................      7.00%       01/20/39             835,172
       6,544,252     Pool MA5714..................................................      6.00%       01/20/49           7,297,744
                                                                                                                ----------------
                                                                                                                   2,995,154,546
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................     5,593,329,238
                  (Cost $5,494,021,487)                                                                         ----------------

MORTGAGE-BACKED SECURITIES -- 2.9%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.9%
                  Alternative Loan Trust
          47,917     Series 2003-J3, Class 2A1....................................      6.25%       12/25/33              49,016
                  American Home Mortgage Investment Trust
           2,078     Series 2004-3, Class 6A1.....................................      5.32%       10/25/34               2,105
                  Banc of America Funding Corp.
           2,838     Series 2008-R2, Class 1A2 (h)................................      6.00%       09/25/37               2,838
                  Banc of America Funding Trust
             997     Series 2005-2, Class 2A4.....................................      5.75%       04/25/35               1,122
                  Banc of America Mortgage Trust
         355,488     Series 2005-A, Class 2A2 (c).................................      3.69%       02/25/35             356,371
                  BCAP LLC Trust
           7,101     Series 2009-RR5, Class 8A1 (h)...............................      5.50%       11/26/34               7,123
                  Chase Home Lending Mortgage Trust
      10,067,616     Series 2019-1, Class A11, 1 Mo. LIBOR + 0.85% (a) (h)........      1.00%       03/25/50          10,075,308
                  CHL Mortgage Pass-Through Trust
          48,000     Series 2004-8, Class 1A7.....................................      5.75%       07/25/34              49,317
          30,798     Series 2004-8, Class 2A1.....................................      4.50%       06/25/19              31,927
                  CIM Trust
       4,088,402     Series 2017-7, Class A (h)...................................      3.00%       04/25/57           4,186,025
      12,712,566     Series 2019-INV1, Class A11 (h)..............................      4.00%       02/25/49          13,143,110
                  Citigroup Global Markets Mortgage Securities VII, Inc.
             250     Series 2003-UP2, Class PO1, PO...............................       (b)        12/25/18                 229
                  Citigroup Mortgage Loan Trust
           7,718     Series 2003-1, Class WA2.....................................      6.50%       06/25/31               7,951
                  COLT Mortgage Loan Trust
       5,655,679     Series 2019-1, Class A1 (h)..................................      3.71%       03/25/49           5,692,234
                  Credit Suisse First Boston Mortgage Securities Corp.
           3,932     Series 2003-11, Class 1A39...................................      5.25%       06/25/33               3,996
          16,304     Series 2003-AR18, Class 2A3 (c)..............................      3.20%       07/25/33              16,366
           2,227     Series 2004-AR8, Class 2A1 (c) (f)...........................      2.99%       09/25/34               2,230
          61,098     Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)............      0.45%       07/25/35              59,253
           2,109     Series 2005-7, Class 1A5.....................................      5.15%       08/25/35               2,202
                  CSFB Mortgage-Backed Trust
             496     Series 2004-7, Class 6A1.....................................      5.25%       10/25/19                 514


                        See Notes to Financial Statements                Page 39


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  CSMC
$        822,522     Series 2017-HL1, Class A3 (h)................................      3.50%       06/25/47    $        827,727
       1,244,318     Series 2017-HL2, Class A3 (h)................................      3.50%       10/25/47           1,251,623
                  Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
           2,829     Series 2005-3, Class 1A1 (c).................................      4.27%       06/25/20               2,825
                  Flagstar Mortgage Trust
       1,690,929     Series 2018-2, Class A4 (h)..................................      3.50%       04/25/48           1,711,954
       2,573,999     Series 2018-4, Class B1 (c) (h)..............................      4.28%       07/25/48           2,713,511
       6,364,775     Series 2019-2, Class A11 (h).................................      3.50%       12/25/49           6,608,806
                  Galton Funding Mortgage Trust
       2,511,676     Series 2018-1, Class A43 (h).................................      3.50%       11/25/57           2,537,683
       4,281,750     Series 2018-2, Class A41 (h).................................      4.50%       10/25/58           4,381,495
                  GMACM Mortgage Loan Trust
             892     Series 2003-J10, Class A1....................................      4.75%       01/25/19                 894
                  GS Mortgage-Backed Securities Corp. Trust
       6,251,600     Series 2019-PJ3, Class A1 (h)................................      3.50%       03/25/50           6,409,543
                  GSR Mortgage Loan Trust
          25,403     Series 2004-8F, Class 2A3....................................      6.00%       09/25/34              26,099
         205,073     Series 2004-12, Class 3A6 (c)................................      2.65%       12/25/34             202,180
                  Impac CMB Trust
         359,917     Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a).............      1.20%       10/25/34             370,630
                  JP Morgan Resecuritization Trust
          33,037     Series 2009-7, Class 11A1 (c) (h)............................      3.30%       09/27/36              33,127
         249,323     Series 2009-7, Class 17A1 (c) (h)............................      5.42%       07/27/37             251,061
                  JPMorgan Mortgage Trust
           7,228     Series 2004-S2, Class 5A1....................................      5.50%       12/25/19               7,231
          37,823     Series 2014-IVR3, Class 2A1 (c) (h)..........................      3.00%       09/25/44              38,227
         448,071     Series 2015-3, Class A5 (h)..................................      3.50%       05/25/45             449,280
       6,348,774     Series 2015-IVR2, Class A5 (c) (h)...........................      2.70%       01/25/45           6,443,991
         375,608     Series 2016-1, Class A5 (h)..................................      3.50%       05/25/46             377,992
         690,325     Series 2016-3, Class 1A3 (h).................................      3.49%       10/25/46             696,592
      10,049,712     Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (a) (h)........      1.10%       05/25/49          10,061,322
       3,193,428     Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (a) (h)........      1.10%       08/25/49           3,197,106
       5,013,079     Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (a) (h)........      1.10%       09/25/49           5,016,320
       4,186,842     Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (a) (h)........      1.05%       11/25/49           4,186,277
       7,199,691     Series 2020-LTV1, Class A11, 1 Mo. LIBOR + 1.00% (a) (h).....      1.15%       06/25/50           7,203,590
                  MASTR Alternative Loan Trust
           4,431     Series 2004-13, Class 8A1....................................      5.50%       01/25/25               4,361
                  MASTR Asset Securitization Trust
         130,978     Series 2003-11, Class 7A5....................................      5.25%       12/25/33             135,885
         209,604     Series 2003-12, Class 1A1....................................      5.25%       12/25/24             213,599
          31,053     Series 2003-12, Class 1A2....................................      5.25%       12/25/24              30,915
           7,638     Series 2004-1, Class 30PO, PO................................       (b)        02/25/34               6,365
           8,454     Series 2004-3, Class 1A3.....................................      5.25%       03/25/24               8,502
                  MASTR Seasoned Securitization Trust
          58,096     Series 2005-1, Class 3A1 (c).................................      3.15%       10/25/32              58,313
           2,423     Series 2005-2, Class 3A1.....................................      6.00%       11/25/17               2,423
                  MetLife Securitization Trust
       5,129,143     Series 2018-1A, Class A (h)..................................      3.75%       03/25/57           5,524,662
                  Morgan Stanley Mortgage Loan Trust
       1,298,366     Series 2005-6AR, Class 1M1, 1 Mo. LIBOR + 0.46% (a)..........      0.61%       11/25/35           1,297,836


Page 40                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  New Residential Mortgage Loan Trust
$        614,461     Series 2014-2A, Class A3 (h).................................      3.75%       05/25/54    $        665,452
       6,863,382     Series 2015-2A, Class B1 (h).................................      4.50%       08/25/55           7,421,432
       7,448,574     Series 2016-1A, Class A1 (h).................................      3.75%       03/25/56           8,008,903
      11,776,105     Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (h).......      0.90%       01/25/48          11,767,730
                  Nomura Asset Acceptance Corp. Alternative Loan Trust
           3,020     Series 2004-AP3, Class A6....................................      5.29%       10/25/34               3,032
           2,954     Series 2005-WF1, Class 2A5, steps up to 5.66% after
                        Redemption Date (g).......................................      5.16%       03/25/35               3,136
                  Oaks Mortgage Trust
         806,773     Series 2015-2, Class A8 (h)..................................      3.50%       10/25/45             807,730
                  OBX Trust
       5,558,478     Series 2018-EXP1, Class 1A3 (h)..............................      4.00%       04/25/48           5,756,552
       1,417,537     Series 2018-EXP2, Class 1A1 (h)..............................      4.00%       07/25/58           1,442,587
                  Provident Funding Mortgage Trust
         233,946     Series 2019-1, Class A3 (h)..................................      3.00%       12/25/49             237,244
       4,790,607     Series 2019-1, Class A5 (h)..................................      3.00%       12/25/49           4,909,920
       1,073,562     Series 2020-1, Class A3 (h)..................................      3.00%       02/25/50           1,093,939
       6,297,076     Series 2020-1, Class A5 (h)..................................      3.00%       02/25/50           6,408,782
                  RBSSP Resecuritization Trust
          46,862     Series 2009-6, Class 9A4, 1 Mo. LIBOR + 0.45% (a) (h)........      0.60%       11/26/36              46,530
                  Residential Accredit Loans, Inc.
           3,397     Series 2003-QS20, Class CB...................................      5.00%       11/25/18               3,491
                  Residential Asset Securitization Trust
              51     Series 2004-A3, Class A4.....................................      5.25%       06/25/34                  51
                  RFMSI Trust
             362     Series 2005-S3, Class A1.....................................      4.75%       03/25/20                 364
                  Sequoia Mortgage Trust
         112,296     Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)..............      0.88%       11/22/24             112,314
         916,252     Series 2017-3, Class A4 (h)..................................      3.50%       04/25/47             928,381
       1,483,259     Series 2018-CH2, Class A12 (h)...............................      4.00%       06/25/48           1,491,821
         964,103     Series 2018-CH3, Class A10 (h)...............................      4.50%       08/25/48             972,846
         136,388     Series 2018-CH3, Class A11 (h)...............................      4.00%       08/25/48             137,353
         626,927     Series 2018-CH4, Class A10 (h)...............................      4.50%       10/25/48             630,419
       5,501,341     Series 2020-1, Class A4 (h)..................................      3.50%       02/25/50           5,581,605
       1,987,802     Series 2020-1, Class A19 (h).................................      3.50%       02/25/50           2,025,176
                  Shellpoint Co-Originator Trust
         612,162     Series 2016-1, Class 1A10 (h)................................      3.50%       11/25/46             620,841
         810,179     Series 2017-1, Class A4 (h)..................................      3.50%       04/25/47             822,475
                  Structured Asset Securities Corp................................
           2,062     Series 2004-4XS, Class A3A (j)...............................      5.19%       02/25/34               2,108
                  Structured Asset Securities Corp. Mortgage Loan Trust
           3,718     Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a).............      0.75%       10/25/27               3,718
                  Structured Asset Securities Corp. Mortgage
                     Pass-Through Certificates
          12,923     Series 2004-11XS, Class 1A6 (j)..............................      5.19%       06/25/34              13,235
                  WaMu Mortgage Pass-Through Certificates Trust
          25,651     Series 2003-S3, Class 3A1....................................      5.50%       05/25/33              27,110
           8,518     Series 2004-RS1, Class A11...................................      5.50%       11/25/33               8,827
                  Wells Fargo Mortgage Backed Securities Trust
           2,624     Series 2004-K, Class 2A12 (c)................................      3.12%       07/25/34               2,611
       5,591,608     Series 2019-1, Class A1 (h)..................................      4.00%       11/25/48           5,695,697
       1,124,135     Series 2019-3, Class A1 (h)..................................      3.50%       07/25/49           1,153,190


                        See Notes to Financial Statements                Page 41


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  WinWater Mortgage Loan Trust
$      4,052,758     Series 2016-1, Class 1A18 (h)................................      3.50%       01/20/46    $      4,203,346
       1,728,896     Series 2016-1, Class 2A3 (h).................................      3.00%       12/20/30           1,761,711
       4,774,695     Series 2016-1, Class B1 (c) (h)..............................      3.83%       01/20/46           4,939,582
                                                                                                                ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES............................................................       185,690,425
                  (Cost $183,261,858)                                                                           ----------------

ASSET-BACKED SECURITIES -- 2.2%
                  Aegis Asset Backed Securities Trust
       1,003,972     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.44% (a).............      0.59%       06/25/35             998,272
                  AMSR Trust
       2,500,000     Series 2020-SFR2, Class A (h)................................      1.63%       07/17/37           2,531,016
       6,393,000     Series 2020-SFR5, Class A (h)................................      1.38%       11/17/37           6,397,251
                  CIT Home Equity Loan Trust
              70     Series 2003-1, Class A6 (j)..................................      4.56%       10/20/32                  70
                  Citicorp Residential Mortgage Trust
          15,512     Series 2007-2, Class A6 (j)..................................      4.99%       06/25/37              15,860
                  Citigroup Global Markets Mortgage Securities VII, Inc...........
           1,268     Series 1998-AQ1, Class A6....................................      6.63%       06/25/28               1,295
                  Countrywide Asset-Backed Certificates...........................
       2,680,785     Series 2005-9, Class M1, 1 Mo. LIBOR + 0.52% (a).............      0.67%       01/25/36           2,682,746
                  Credit-Based Asset Servicing & Securitization LLC
       3,618,151     Series 2007-MX1, Class A3, steps up to 6.33% after
                        Redemption Date (g) (h)...................................      5.83%       12/25/36           3,635,367
                  FBR Securitization Trust
       2,185,058     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.75% (a).............      0.90%       09/25/35           2,180,361
                  FCI Funding LLC
      21,458,798     Series 2019-1A, Class A (h)..................................      3.63%       02/18/31          21,775,993
                  Fieldstone Mortgage Investment Trust
         323,693     Series 2005-3, Class 2A2, 1 Mo. LIBOR + 0.52% (a)............      0.67%       02/25/36             323,822
                  First Alliance Mortgage Loan Trust
          25,988     Series 1999-1, Class A1......................................      7.18%       06/20/30              26,320
                  FirstKey Homes Trust
      15,000,000     Series 2020-SFR2, Class A (h)................................      1.27%       10/19/37          14,942,061
                  Foursight Capital Automobile Receivables Trust
      13,000,000     Series 2020-1, Class A3 (h)..................................      2.05%       10/15/24          13,317,543
                  Fremont Home Loan Trust
         889,230     Series 2005-1, Class M4, 1 Mo. LIBOR + 1.02% (a).............      1.17%       06/25/35             892,813
                  GMACM Home Equity Loan Trust
          57,429     Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)...........      0.61%       06/25/30              46,455
         107,900     Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)...........      0.65%       06/25/34             105,992
                  GSAMP Trust
       7,994,000     Series 2006-SEA1, Class M2, 1 Mo. LIBOR + 1.10% (a) (h)......      1.25%       05/25/36           7,975,476
                  Home Partners of America Trust
      14,758,000     Series 2020-2, Class A (h)...................................      1.53%       01/17/41          14,757,890
                  Morgan Stanley Dean Witter Capital I, Inc. Trust
           5,331     Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)...........      3.15%       02/25/33               5,421
                  New Century Home Equity Loan Trust
          11,315     Series 2003-5, Class AI7.....................................      5.01%       11/25/33              11,735
                  Park Place Securities, Inc. Asset-Backed
                     Pass-Through Certificates
       1,938,900     Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)..........      1.12%       10/25/34           1,951,169
                  Progress Residential Trust
      10,685,000     Series 2018-SFR2, Class A (h)................................      3.71%       08/17/35          10,923,575


Page 42                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)
                  Progress Residential Trust (Continued)
$      6,493,587     Series 2019-SFR1, Class A (h)................................      3.42%       08/17/35    $      6,704,242
       1,444,251     Series 2019-SFR3, Class A (h)................................      2.27%       09/17/36           1,474,138
       1,470,000     Series 2019-SFR4, Class A (h)................................      2.69%       10/17/36           1,513,886
                  Saxon Asset Securities Trust
           3,783     Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)............      2.05%       08/25/35               3,566
                  Towd Point Mortgage Trust
       2,090,000     Series 2015-1, Class A2 (h)..................................      3.25%       10/25/53           2,123,014
         792,499     Series 2015-2, Class 1A12 (h)................................      2.75%       11/25/60             801,633
         340,383     Series 2015-3, Class A4B (h).................................      3.50%       03/25/54             352,501
         763,041     Series 2015-4, Class A1B (h).................................      2.75%       04/25/55             767,427
       1,500,000     Series 2015-4, Class A2A (h).................................      3.50%       04/25/55           1,556,516
         756,875     Series 2015-5, Class A1B (h).................................      2.75%       05/25/55             764,319
       1,300,000     Series 2015-5, Class A2 (h)..................................      3.50%       05/25/55           1,350,601
         905,472     Series 2016-1, Class A1B (h).................................      2.75%       02/25/55             919,948
                  Tricon American Homes Trust
      15,000,000     Series 2020-SFR2, Class A (h)................................      1.48%       11/17/39          14,999,639
                                                                                                                ----------------
                  TOTAL ASSET-BACKED SECURITIES...............................................................       138,829,933
                  (Cost $138,194,079)                                                                           ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
EXCHANGE-TRADED FUNDS -- 0.0%
                  CAPITAL MARKETS -- 0.0%
          11,750  First Trust Long Duration Opportunities ETF (k).............................................           342,924
                  (Cost $305,193)                                                                               ----------------

MONEY MARKET FUNDS -- 20.9%
   1,333,812,789  Morgan Stanley Institutional Liquidity Funds - Treasury
                     Portfolio - Institutional Class - 0.01% (l)..............................................     1,333,812,789
                  (Cost $1,333,812,789)                                                                         ----------------

                  TOTAL INVESTMENTS -- 113.5%.................................................................     7,252,005,309
                  (Cost $7,149,595,406) (m)                                                                     ----------------



   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (9.0)%
                  Federal National Mortgage Association
$    (45,000,000)    Pool TBA (i).................................................      1.50%       11/15/50         (45,307,617)
     (75,000,000)    Pool TBA (i).................................................      3.00%       11/15/50         (78,393,087)
    (335,000,000)    Pool TBA (i).................................................      4.00%       11/15/50        (357,861,130)
     (20,000,000)    Pool TBA (i).................................................      4.50%       11/15/50         (21,631,641)
     (22,000,000)    Pool TBA (i).................................................      5.00%       11/15/50         (24,175,937)
     (45,000,000)    Pool TBA.....................................................      3.00%       12/15/50         (47,042,010)
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT..........................      (574,411,422)
                  (Proceeds $574,179,180)                                                                       ----------------

                  NET OTHER ASSETS AND LIABILITIES -- (4.5)%..................................................      (287,852,124)
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $  6,389,741,763
                                                                                                                ================


                        See Notes to Financial Statements                Page 43


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

FUTURES CONTRACTS AT OCTOBER 31, 2020 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                      NUMBER OF   EXPIRATION      NOTIONAL      (DEPRECIATION)/
                  FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE           VALUE            VALUE
------------------------------------------------------  -----------  -----------  -----------  ---------------  ----------------
U.S. Treasury Ultra Bond Futures                           Long           214      Dec-2020    $    46,010,000  $       (312,342)
U.S. 5-Year Treasury Notes                                 Short        4,757      Dec-2020       (597,486,635)        1,761,137
U.S. 10-Year Treasury Notes                                Short        2,135      Dec-2020       (295,097,031)        2,639,165
U.S. 10-Year Ultra Treasury Notes                          Short          961      Dec-2020       (151,147,281)        1,759,631
U.S. Treasury Long Bond Futures                            Short        1,102      Dec-2020       (190,060,563)        3,410,847
                                                                                               ---------------  ----------------
                                                                                               $(1,187,781,510) $      9,258,438
                                                                                               ===============  ================


-----------------------------

(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c)   Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Inverse floating rate security.

(e)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor").

(g)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(h)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $337,110,138 or 5.3% of net assets.

(i)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I- Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

(j)   Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(k)   Investment in an affiliated fund.

(l)   Rate shown reflects yield as of October 31, 2020.

(m)   Aggregate cost for federal income tax purposes is $6,570,558,787. As of
      October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $168,139,031 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $51,845,493. The net unrealized appreciation was $116,293,538. The amounts presented are inclusive of investments sold short and derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA   - To-Be-Announced Security

Page 44                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                          10/31/2020           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $ 5,593,329,238    $            --    $ 5,593,329,238    $            --
Mortgage-Backed Securities............................      185,690,425                 --        185,690,425                 --
Asset-Backed Securities...............................      138,829,933                 --        138,829,933                 --
Exchange-Traded Funds*................................          342,924            342,924                 --                 --
Money Market Funds....................................    1,333,812,789      1,333,812,789                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................    7,252,005,309      1,334,155,713      5,917,849,596                 --
Futures Contracts**...................................        9,570,780          9,570,780                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $ 7,261,576,089    $ 1,343,726,493    $ 5,917,849,596    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                          10/31/2020           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities
   Sold Short.........................................  $  (574,411,422)   $            --    $  (574,411,422)   $            --
Futures Contracts**...................................         (312,342)          (312,342)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $  (574,723,764)   $      (312,342)   $  (574,411,422)   $            --
                                                        ===============    ===============    ===============    ===============


*  See Portfolio of Investments for industry breakout.

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

                        See Notes to Financial Statements                Page 45


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2020


ASSETS:
Investments, at value - Unaffiliated......................................   $7,251,662,385
Investments, at value - Affiliated........................................          342,924
                                                                             --------------
Total investments, at value...............................................    7,252,005,309
Cash segregated as collateral for open futures contracts..................       14,072,960
Receivables:
   Investment securities sold.............................................    1,898,055,666
   Capital shares sold....................................................       66,937,293
   Interest...............................................................       20,731,127
   Dividends..............................................................           10,917
   Variation margin.......................................................        1,280,317
                                                                             --------------
      Total Assets........................................................    9,253,093,589
                                                                             --------------
LIABILITIES:
Investments sold short, at value (proceeds $574,179,180)..................      574,411,422
Payables:
   Investment securities purchased........................................    2,274,584,852
   Distributions to shareholders..........................................       10,921,500
   Investment advisory fees...............................................        3,434,052
                                                                             --------------
      Total Liabilities...................................................    2,863,351,826
                                                                             --------------
NET ASSETS................................................................   $6,389,741,763
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $6,392,070,212
Par value.................................................................        1,242,000
Accumulated distributable earnings (loss).................................       (3,570,449)
                                                                             --------------
NET ASSETS................................................................   $6,389,741,763
                                                                             ==============
NET ASSET VALUE, per share................................................   $        51.45
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................      124,200,002
                                                                             ==============
Investments, at cost - Unaffiliated.......................................   $7,149,290,213
                                                                             ==============
Investments, at cost - Affiliated.........................................   $      305,193
                                                                             ==============
Total investments, at cost................................................   $7,149,595,406
                                                                             ==============


Page 46                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2020


INVESTMENT INCOME:
Interest..................................................................   $  111,934,020
Dividends - Unaffiliated..................................................        1,865,188
Dividends - Affiliated....................................................           13,246
                                                                             --------------
Total investment income...................................................      113,812,454
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................       33,259,927
                                                                             --------------
   Total expenses.........................................................       33,259,927
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       80,552,527
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated.............................................        8,210,261
   Investments - Affiliated...............................................               --
   Investments sold short.................................................       (5,626,759)
   Futures contracts......................................................      (68,365,332)
   Purchased options contracts............................................         (350,534)
   Written options contracts..............................................        1,862,427
                                                                             --------------
Net realized gain (loss)..................................................      (64,269,937)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated.............................................       42,037,401
   Investments - Affiliated...............................................           16,626
   Investments sold short.................................................           62,315
   Futures contracts......................................................        6,755,997
   Purchased options contracts............................................          (29,558)
   Written options contracts..............................................               --
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................       48,842,781
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (15,427,156)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $   65,125,371
                                                                             ==============


                        See Notes to Financial Statements                Page 47


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  YEAR               YEAR
                                                                                 ENDED              ENDED
                                                                               10/31/2020         10/31/2019
                                                                             --------------     --------------
OPERATIONS:
Net investment income (loss)..............................................   $   80,552,527     $   65,051,358
Net realized gain (loss)..................................................      (64,269,937)       (28,220,321)
Net change in unrealized appreciation (depreciation)......................       48,842,781         87,648,689
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from operations...........       65,125,371        124,479,726
                                                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (98,308,815)       (67,215,845)
Return of capital.........................................................      (19,702,687)        (4,340,158)
                                                                             --------------     --------------
Total distributions to shareholders.......................................     (118,011,502)       (71,556,003)
                                                                             --------------     --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................    2,755,885,309      1,983,467,078
Cost of shares redeemed...................................................      (78,726,417)                --
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................................    2,677,158,892      1,983,467,078
                                                                             --------------     --------------
Total increase (decrease) in net assets...................................    2,624,272,761      2,036,390,801

NET ASSETS:
Beginning of period.......................................................    3,765,469,002      1,729,078,201
                                                                             --------------     --------------
End of period.............................................................   $6,389,741,763     $3,765,469,002
                                                                             ==============     ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       72,600,002         34,050,002
Shares sold...............................................................       53,150,000         38,550,000
Shares redeemed...........................................................       (1,550,000)                --
                                                                             --------------     --------------
Shares outstanding, end of period.........................................      124,200,002         72,600,002
                                                                             ==============     ==============


Page 48                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                      2020            2019            2018            2017            2016
                                                  ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of period ...........   $    51.87      $    50.78      $    51.76      $    52.54      $    50.32
                                                   ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................         0.87            1.24            1.17            1.13            1.31
Net realized and unrealized gain (loss) ........        (0.10)           1.21           (0.74)          (0.50)           2.41
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations ...............         0.77            2.45            0.43            0.63            3.72
                                                   ----------      ----------      ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................        (0.99)          (1.23)          (1.13)          (1.14)          (1.50)
Net realized gain...............................           --           (0.05)          (0.28)          (0.02)             --
Return of capital...............................        (0.20)          (0.08)             --           (0.25)             --
                                                   ----------      ----------      ----------      ----------      ----------
Total distributions.............................        (1.19)          (1.36)          (1.41)          (1.41)          (1.50)
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of period .................   $    51.45      $    51.87      $    50.78      $    51.76      $    52.54
                                                   ==========      ==========      ==========      ==========      ==========
TOTAL RETURN (a)................................         1.50%           4.88%           0.84%           1.22%           7.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............   $6,389,742      $3,765,469      $1,729,078      $  846,322      $  270,586
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (b)...............................         0.65%           0.65%           0.65%           0.65%           0.65%
Ratio of net investment income (loss) to average
   net assets ..................................         1.57%           2.41%           2.32%           2.20%           2.06%
Portfolio turnover rate (c).....................          434% (d)        373% (d)        331% (d)        190% (d)         92%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The portfolio turnover rate not including mortgage dollar rolls was 245%,
      246%, 117% and 97% for the years ended October 31, 2020, 2019, 2018 and
      2017, respectively.

                        See Notes to Financial Statements                Page 49


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), a
diversified series of the Trust, which trades under the ticker "LMBS" on The
Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation
Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments
(collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments include residential mortgage-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and real estate mortgage investment conduits. The Fund may also invest in investment companies, including
ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are not issued or guaranteed by Government Entities(1) to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor").
The Fund may also invest in to-be-announced transactions ("TBA Transactions").
Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets an estimated effective duration of three years or less.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

-----------------------------
(1) "Government Entities" means the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the

                                                                         Page 51

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--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At October 31, 2020, the Fund had no when-issued or delayed-delivery securities. At October 31, 2020, the Fund held $1,123,862,050 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates
(interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the
Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the
Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed
U.S. Treasury futures contracts. The Fund may also invest up to 20% of its net assets in over-the-counter derivatives. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

                                                                         Page 53

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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at October 31, 2020 and for the fiscal year then ended are as follows:


                                                                            CHANGES IN
                                                                            UNREALIZED     REALIZED
                            SHARES AT   VALUE AT                           APPRECIATION      GAIN      VALUE AT   DIVIDEND
      SECURITY NAME        10/31/2020  10/31/2019  PURCHASES    SALES     (DEPRECIATION)    (LOSS)    10/31/2020   INCOME
---------------------------------------------------------------------------------------------------------------------------
First Trust Long Duration
   Opportunities ETF           11,750  $  326,298  $      --  $      --  $         16,626  $      --  $  342,924  $  13,246
                                       ====================================================================================


K. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 55


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

The tax character of distributions paid during the fiscal years ended October
31, 2020 and 2019 was as follows:

Distributions paid from:                              2020             2019
Ordinary income.................................  $  87,387,315   $   69,256,766
Capital gains...................................             --        1,877,704
Return of capital...............................     19,702,687        4,340,158

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $ (10,921,500)
Accumulated capital and other gain (loss).......   (108,942,487)
Net unrealized appreciation (depreciation)......    116,293,538

L. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of October 31,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $108,942,487.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31,
2020, the adjustments for the Fund were as follows:

                                ACCUMULATED
             ACCUMULATED        NET REALIZED
            NET INVESTMENT      GAIN (LOSS)
            INCOME (LOSS)      ON INVESTMENTS     PAID-IN CAPITAL
            --------------     --------------     ---------------
            $    3,910,958     $   (3,910,958)    $            --

M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

N. NEW ACCOUNTING PRONOUNCEMENT

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities", which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the fiscal year ended October 31, 2020, were $15,190,987,877 and $638,826,656, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the fiscal year ended October 31, 2020, were
$12,581,961,687 and $819,862,941, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were
$10,195,353,198 and $10,421,697,846, respectively.

For the fiscal year ended October 31, 2020, the Fund had no in-kind transactions.

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at
October 31, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                     ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
Futures       Interest    Unrealized appreciation on                 Unrealized depreciation on
              rate risk   futures contracts*            $9,570,780   futures contracts*          $  312,342


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the year ended
October 31, 2020, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                              INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
Futures contracts                                               $  (68,365,332)
Purchased options contracts                                           (350,534)
Written options contracts                                            1,862,427
Net change in unrealized appreciation (depreciation) on:
Futures contracts                                                    6,755,997
Purchased options contracts                                            (29,558)
Written options contracts                                                   --


For the fiscal year ended October 31, 2020, the notional value of futures contracts opened and closed were $7,040,138,863 and $6,212,222,254, respectively.

During the fiscal year ended October 31, 2020, the premiums for purchased options contracts opened were $441,961 and the premiums for purchased options contracts closed, exercised and expired were $480,840.

During the fiscal year ended October 31, 2020, the premiums for written options contracts opened were $3,628,674 and the premiums for written options contracts closed, exercised and expired were $3,628,674.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2020

portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                                9. OTHER MATTERS

By operation of law, LMBS now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 59


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Low Duration Opportunities ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders during the Fund's fiscal year ended
October 31, 2020 that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2020, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                         Page 61


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2020 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2020 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the First Trust Low Duration Opportunities ETF (the
"Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on May
11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel

                                                                         Page 63


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2020 (UNAUDITED)

held prior to the June 8, 2020 meeting, as well as at the meeting held that day.
The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Fund since the onset of the
COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Mortgage Securities Team is responsible for the day-to-day management of the Fund's investments. The Board considered the background and experience of the members of the Mortgage
Securities Team and noted the Board's prior meetings with members of the Team.
The Board considered the Advisor's statement that it applies the same oversight model internally with its Mortgage Securities Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the
1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the
Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the
Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objectives, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.
Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the
Expense Group. With respect to the Expense Group, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that there were no other actively-managed ETFs in the Expense Group, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2019 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the
Fund underperformed the Performance Universe median for the one- and three-year periods ended December 31, 2019 but outperformed the Performance Universe median for the five-year period ended December 31, 2019. The Board also noted that the
Fund underperformed the benchmark index for the one-year period ended December
31, 2019 but outperformed the benchmark index for the three- and five-year periods ended December 31, 2019. The Board noted the Advisor's discussion of the
Fund's performance at the May 11, 2020 meeting.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2020 (UNAUDITED)

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the
Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                           LIQUIDITY RISK MANAGEMENT

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee"). Pursuant to the Program,
the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4:
highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity
Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind. At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from
June 1, 2019 (the initial compliance date for certain requirements of Rule
22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Low Duration Opportunities ETF
(the "Fund"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative

                                                                         Page 65


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2020 (UNAUDITED)

Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2019, the amount of remuneration paid (or to be paid) by First Trust in respect of the Fund is $3,453,778. This figure is comprised of $580,971 paid (or to be paid) in fixed compensation and $2,872,807 paid (or to be paid) in variable compensation. There were a total of 15 beneficiaries of the remuneration described above. Those amounts include
$687,434 paid (or to be paid) to senior management of First Trust and $2,766,344 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust or the Fund (collectively,
"Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Fund.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                                                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                               FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         OR APPOINTED                DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         189         None
(1951)                                              Limited Partner, Gundersen Real Estate
                               o Since Inception    Limited Partnership (June 1992 to
                                                    December 2016); Member, Sportsmed LLC
                                                    (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term    President, ADM Investors Services, Inc.          189         Director of ADM
(1957)                                              (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                 Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee       o Indefinite Term    President, Hibs Enterprises (Financial           189         Director of Trust
(1956)                                              and Management Consulting)                                   Company of
                               o Since Inception                                                                 Illinois

Niel B. Nielson, Trustee       o Indefinite Term    Senior Advisor (August 2018 to Present),         189         None
(1954)                                              Managing Director and Chief Operating
                               o Since Inception    Officer (January 2015 to August 2018),
                                                    Pelita Harapan Educational Foundation
                                                    (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term    Chief Executive Officer, First Trust             189         None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception    L.P., Chairman of the Board of Directors,
                                                    BondWave LLC (Software Development
                                                    Company) and Stonebridge Advisors LLC
                                                    (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.

                                                                         Page 67


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2020 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019

                                                                         Page 69

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


First Trust Exchange-Traded Fund IV
First Trust SSI Strategic Convertible Securities ETF (FCVT)

Annual Report
For the Year Ended
October 31, 2020

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Annual Report
October 31, 2020
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust SSI Strategic Convertible Securities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund’s performance. The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Annual Letter from the Chairman and CEO
October 31, 2020
Dear Shareholders,
First Trust is pleased to provide you with the annual report for the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), which contains detailed information about the Fund for the twelve months ended October 31, 2020.
As I was collecting my thoughts for this annual roundup it occurred to me that my message this year should touch on the tone of the markets and the investing climate rather than belabor all the news and events that brought us to this juncture. We all know how tumultuous our lives have become over the past eight or so months. The phrase “shelter-at-home” says it all. I would rather talk about why I believe investors should be optimistic about where we could be headed.
Having said that, allow me to at least acknowledge the two elephants in the room: the coronavirus (“COVID-19”) and the election. In the first 12 days of November, we learned the following: that we likely have a new president-elect (Joe Biden), though it may not be official for some time because it is being contested by President Donald Trump and some of his loyal backers in the Republican Party citing voter fraud in certain states; that we still do not know which political party will have control of the Senate due to a couple of run-offs in Georgia to be held on January 5, 2021; and, that it looks as though we may be fortunate enough to have an FDA-approved COVID-19 vaccine by either the end of 2020 or the start of 2021, though that too is not yet official. It could be a game-changer in the COVID-19 battle. And, we may gain access to additional vaccines as well. The key to getting the economy back to running on all cylinders is to fully reopen, and a vaccine is “what the doctor ordered.”
With respect to the tone of the markets and investment climate, to say that I am encouraged about what has transpired in 2020 would be an understatement. Despite the extraordinary challenges so far this year, the S&P 500® Index posted a total return of 2.77% over the first 10 months of 2020, this despite plunging 33.8% into bear market territory from February 19, 2020 through March 23, 2020, according to Bloomberg. As impressive as that feat is, the future looks even brighter. While Bloomberg’s consensus earnings growth rate estimate for the S&P 500® Index for 2020 was -16.51%, as of November 13, 2020, its 2021 and 2022 estimates were 21.74% and 16.95%, respectively. That is a strong take on the prospects for a rebound in Corporate America over the next 24 months. One of the tailwinds that is providing a good deal of support to the economy and markets is the decision by the Federal Reserve (the “Fed”) to keep interest rates artificially low for as long as need be to meet both its employment and inflation targets. By keeping rates lower for longer, the Fed is essentially inviting investors to assume more risk to generate higher returns. Brian Wesbury, Chief Economist at First Trust, believes that the Fed could need until 2024 to accomplish its goals. That is a lot of runway for investors to reposition their portfolios, if needed, and a very generous, and perhaps unprecedented, amount of guidance from the Fed, in our opinion. Those investors with cash on the sidelines earning next to nothing have options if they choose to act.
We are encouraged about the prospects for the economy and the markets, but investors should be prepared to weather some volatility until the COVID-19 pandemic is better contained. As always, we encourage investors to stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
The First Trust SSI Strategic Convertible Securities ETF (the “Fund”) is an actively managed exchange-traded fund that seeks total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol “FCVT.”
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 10/31/20	Inception (11/3/15) to 10/31/20	Inception (11/3/15) to 10/31/20
Fund Performance
NAV	29.10%	12.02%	76.23%
Market Price	30.51%	12.19%	77.57%
Index Performance
ICE BofA All US Convertible Index	28.10%	12.57%	80.61%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	35.6%
Consumer Discretionary	23.8
Health Care	17.9
Communication Services	11.9
Industrials	7.1
Financials	1.5
Materials	1.3
Energy	0.5
Real Estate	0.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Tesla, Inc., 5/15/24	4.2%
Broadcom, Inc., Series A, 9/30/22	2.3
Tesla, Inc., 3/15/22	1.9
Square, Inc., 5/15/23	1.9
Sea Ltd., 12/1/25	1.7
Teladoc Health, Inc., 6/1/27	1.6
Inphi Corp., 4/15/25	1.4
Workday, Inc., 10/1/22	1.3
Microchip Technology, Inc., 2/15/27	1.3
Danaher Corp., Series A, 4/15/22	1.3
Total	18.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of a Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Commentary
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Annual Report
October 31, 2020 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
SSI Investment Management LLC
SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Los Angeles, California. SSI is an innovative investment management firm specializing in alternative investment solutions utilizing convertible assets, equity securities and hedging strategies.
Portfolio Management Team
George M. Douglas – CFA, Chief Investment Officer, Principal of SSI
Ravi Malik – CFA, Portfolio Manager, Principal of SSI
Michael J. Opre – CFA, Portfolio Manager of SSI
Florian Eitner – CFA, Portfolio Manager of SSI
Stephen R. Wachtel – Portfolio Manager of SSI
Commentary
Market Recap – For the 12-month period ended October 31, 2020:
•	Prior to the emergence of the coronavirus (“COVID-19”), U.S. gross domestic product was positive, the unemployment rate stood at multi-year lows, the S&P 500® Index was near its 52-week high and credit spreads were near 52-week lows, according to Bloomberg.
•	The COVID-19 pandemic exacted a terrible human toll and led to extreme challenges in all areas of society. Preventative measures led to a dramatic contraction in economic activity, but fiscal and monetary stimulus coupled with improved medical treatments and vaccine progress spurred recovery in the economy and capital markets.
•	As U.S. election politics took center stage, the markets grappled with bouts of additional volatility.
•	U.S. economic activity, which experienced an unprecedented drop and rebound, is expected to grow at 3.8% in 2021, according to Bloomberg.
•	Corporate earnings growth is expected to decline 18% in 2020 before rebounding 26% in 2021, according to Yardeni Research, Inc.
•	After spiking in March 2020 to levels not seen since 2008, credit spreads declined to pre-pandemic levels on Federal Reserve (the “Fed”) buying and economic recovery.
•	Ten-year Treasury yields fell by 81 basis points to 0.88% on low inflation and Fed buying.
•	Within the convertible universe, Consumer Discretionary, Health Care, and Technology generated significant gains, while Energy, Utilities, and Materials lagged.
•	Large cap and equity alternatives convertibles outperformed.
•	The convertible market remains healthy, in our view, evidenced by $102 billion in new issuance for the year, the strongest new issuance since the financial crisis.
Fund Performance
•	Convertible performance was driven by strong returns in growth equities and stable high yield markets for the 12-month period ended October 31, 2020. The Russell 1000® Growth Index advanced 29.22% and the Bloomberg Barclays High Yield Index rose 3.49% for the same period.
•	Fixed income posted positive returns with the Bloomberg Barclays US Aggregate Bond Index up 6.19% for the same period.
•	On a one-year trailing basis, as of October 31, 2020, the Fund generated a net gain of 29.1% based on net asset value. This exceeded the return of the ICE BofA All US Convertible Index (VXA0), which was 28.1%.

Portfolio Commentary (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Annual Report
October 31, 2020 (Unaudited)
•	Technology and Energy made the largest contribution to portfolio returns on a relative basis. Sea Ltd. benefitted from strength in its mobile gaming e-commerce segments, driven in part by consumer demand during “stay-at-home” orders. Underweights in distressed energy credits such as Chesapeake Energy Corp. and Transocean Ltd. also aided relative performance.
•	Consumer Discretionary was the largest detractor on a relative basis due primarily to being underweight the convertibles of automaker, Tesla, Inc. and e-commerce retailer, Wayfair LLC. An underweight in the Financials sector also detracted from relative performance.
Investment Outlook
•	The outlook for the Fund is positive, as we believe many of the drivers contributing to the strong returns during the 12-month period ended October 31, 2020 remain in place.
•	The economy bottomed early in the second quarter and data has consistently exceeded expectations during the recovery.
•	The S&P 500® equity market returns are up 48% off the March lows. The Technology sector which makes up a significant portion of the convertible market, is up 58% during the 12-month period ended October 31, 2020.
•	Although markets have done well and economic activity is improving, the ongoing impact of COVID-19 remains difficult to quantify.
•	The Fed has indicated that highly accommodative policies will continue for an extended period, providing significant support to the economy and financial markets.
•	In the coming year, we believe convertibles are positioned to participate if the market continues higher due to their equity-like characteristics. Convertibles may also offer some downside protection if a more adverse environment develops, due to their bond-like feature of return of principal (par value) at maturity.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Understanding Your Fund Expenses
October 31, 2020 (Unaudited)
As a shareholder of the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Actual	$1,000.00	$1,266.20	0.95%	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	0.95%	$4.82

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (May 1, 2020 through October 31, 2020), multiplied by 184/366 (to reflect the six-month period).

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
October 31, 2020
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 87.6%
	Air Freight & Logistics – 0.6%
$625,000	Air Transport Services Group, Inc.	1.13%	10/15/24	$695,021
570,000	Atlas Air Worldwide Holdings, Inc.	1.88%	06/01/24	678,181
				1,373,202
	Airlines – 1.9%
1,000,000	Air Canada (a)	4.00%	07/01/25	1,094,410
1,785,000	Southwest Airlines Co.	1.25%	05/01/25	2,409,750
635,000	Spirit Airlines, Inc.	4.75%	05/15/25	1,003,848
				4,508,008
	Automobiles – 7.2%
162,000	NIO, Inc.	4.50%	02/01/24	538,954
445,000	Tesla, Inc.	1.25%	03/01/21	2,403,948
745,000	Tesla, Inc.	2.38%	03/15/22	4,421,070
1,545,000	Tesla, Inc.	2.00%	05/15/24	9,692,467
				17,056,439
	Biotechnology – 4.5%
1,050,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,082,812
665,000	Bridgebio Pharma, Inc. (a)	2.50%	03/15/27	767,015
1,930,000	Exact Sciences Corp.	0.38%	03/15/27	2,542,775
755,000	Halozyme Therapeutics, Inc. (a)	1.25%	12/01/24	1,003,725
765,000	Insmed, Inc.	1.75%	01/15/25	845,665
600,000	Invitae Corp.	2.00%	09/01/24	907,513
860,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	1,206,214
1,135,000	Sarepta Therapeutics, Inc.	1.50%	11/15/24	2,269,105
				10,624,824
	Communications Equipment – 1.2%
2,545,000	Lumentum Holdings, Inc., Series QIB (a)	0.50%	12/15/26	2,868,722
	Construction & Engineering – 0.4%
800,000	Vinci S.A., Series DGFP (b)	0.38%	02/16/22	848,488
	Consumer Finance – 0.2%
500,000	LendingTree, Inc. (a)	0.50%	07/15/25	499,375
	Diversified Consumer Services – 1.4%
1,325,000	Chegg, Inc.	0.13%	03/15/25	2,050,464
1,350,000	Chegg, Inc. (a)	(c)	09/01/26	1,368,525
				3,418,989
	Diversified Financial Services – 0.5%
1,125,000	AXA S.A. (a)	7.25%	05/15/21	1,123,594
	Diversified Telecommunication Services – 0.5%
645,000	Bandwidth, Inc. (a)	0.25%	03/01/26	1,197,326
	Electrical Equipment – 0.5%
775,000	Bloom Energy Corp. (a)	2.50%	08/15/25	838,162
160,000	Plug Power, Inc. (a)	3.75%	06/01/25	457,408
				1,295,570
	Electronic Equipment, Instruments & Components – 0.4%
725,000	II-VI, Inc.	0.25%	09/01/22	868,155
	Entertainment – 4.4%
930,000	Bilibili, Inc. (a)	1.25%	06/15/27	1,189,630
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
October 31, 2020
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Entertainment (Continued)
$700,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	$833,000
1,250,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	1,342,969
540,000	Sea Ltd.	1.00%	12/01/24	1,696,800
2,100,000	Sea Ltd. (a)	2.38%	12/01/25	4,003,943
1,005,000	Zynga, Inc.	0.25%	06/01/24	1,268,185
				10,334,527
	Health Care Equipment & Supplies – 4.3%
1,300,000	CONMED Corp.	2.63%	02/01/24	1,486,241
486,000	DexCom, Inc.	0.75%	12/01/23	970,050
2,335,000	DexCom, Inc. (a)	0.25%	11/15/25	2,257,042
670,000	Envista Holdings Corp. (a)	2.38%	06/01/25	975,148
205,000	Insulet Corp.	1.38%	11/15/24	493,328
2,215,000	Insulet, Corp.	0.38%	09/01/26	2,716,196
1,085,000	Tandem Diabetes Care, Inc. (a)	1.50%	05/01/25	1,366,268
				10,264,273
	Health Care Technology – 2.2%
780,000	Livongo Health, Inc. (a)	0.88%	06/01/25	1,524,413
3,100,000	Teladoc Health, Inc. (a)	1.25%	06/01/27	3,624,744
				5,149,157
	Hotels, Restaurants & Leisure – 3.3%
730,000	Bloomin’ Brands, Inc. (a)	5.00%	05/01/25	1,039,640
860,000	Carnival Corp. (a)	5.75%	04/01/23	1,340,301
1,500,000	NCL Corp. Ltd. (a)	6.00%	05/15/24	2,128,406
635,000	NCL Corp. Ltd. (a)	5.38%	08/01/25	737,791
465,000	Penn National Gaming, Inc.	2.75%	05/15/26	1,144,830
1,365,000	Royal Caribbean Cruises Ltd. (a)	4.25%	06/15/23	1,420,891
				7,811,859
	Interactive Media & Services – 5.7%
370,000	JOYY, Inc.	1.38%	06/15/26	427,026
1,925,000	Match Group Financeco 2, Inc. (a)	0.88%	06/15/26	2,890,181
545,000	Match Group Financeco, Inc. (a)	0.88%	10/01/22	1,452,438
1,025,000	Snap, Inc. (a)	0.25%	05/01/25	1,959,538
1,330,000	Snap, Inc.	0.75%	08/01/26	2,479,714
530,000	Twitter, Inc.	0.25%	06/15/24	579,979
590,000	Zillow Group, Inc.	0.75%	09/01/24	1,239,030
1,595,000	Zillow Group, Inc.	2.75%	05/15/25	2,508,659
				13,536,565
	Internet & Direct Marketing Retail – 6.3%
1,325,000	Booking Holdings, Inc. (a)	0.75%	05/01/25	1,663,751
992,000	Etsy, Inc.	0.13%	10/01/26	1,558,310
1,100,000	Etsy, Inc. (a)	0.13%	09/01/27	1,144,899
1,180,000	Fiverr International Ltd. (a)	(c)	11/01/25	1,212,450
1,410,000	JPMorgan Chase Bank N.A. (a)	0.13%	01/01/23	1,840,931
995,000	MercadoLibre, Inc.	2.00%	08/15/28	2,799,700
625,000	Pinduoduo, Inc.	(c)	10/01/24	1,343,638
955,000	Wayfair, Inc.	1.13%	11/01/24	2,122,285
1,300,000	Wayfair, Inc. (a)	0.63%	10/01/25	1,246,059
				14,932,023
	IT Services – 7.1%
2,450,000	Akamai Technologies, Inc.	0.13%	05/01/25	2,874,156

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
October 31, 2020
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	IT Services (Continued)
$700,000	MongoDB, Inc. (a)	0.25%	01/15/26	$910,614
1,950,000	Okta, Inc.	0.13%	09/01/25	2,556,938
1,185,000	Shopify, Inc.	0.13%	11/01/25	1,302,019
2,100,000	Square, Inc.	0.50%	05/15/23	4,347,398
385,000	Square, Inc. (a)	0.13%	03/01/25	566,801
735,000	Twilio, Inc.	0.25%	06/01/23	2,868,860
1,425,000	Wix.com Ltd. (a)	(c)	08/15/25	1,399,432
				16,826,218
	Leisure Products – 0.4%
815,000	Callaway Golf, Co. (a)	2.75%	05/01/26	976,981
	Life Sciences Tools & Services – 1.5%
815,000	Illumina, Inc.	0.50%	06/15/21	1,008,211
975,000	NanoString Technologies, Inc. (a)	2.63%	03/01/25	1,056,053
925,000	Repligen Corp.	0.38%	07/15/24	1,445,990
				3,510,254
	Machinery – 1.2%
855,000	Chart Industries, Inc. (a)	1.00%	11/15/24	1,359,450
1,275,000	Meritor, Inc.	3.25%	10/15/37	1,387,138
				2,746,588
	Media – 1.3%
1,425,000	GCI Liberty, Inc. (a)	1.75%	09/30/46	2,384,737
675,000	Liberty Media Corp.	1.38%	10/15/23	757,916
				3,142,653
	Metals & Mining – 0.7%
750,000	Cleveland-Cliffs, Inc.	1.50%	01/15/25	922,208
630,000	SSR Mining, Inc.	2.50%	04/01/39	839,869
				1,762,077
	Mortgage Real Estate Investment Trusts – 0.4%
815,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(c)	08/15/23	848,847
	Oil, Gas & Consumable Fuels – 0.5%
475,000	CNX Resources Corp. (a)	2.25%	05/01/26	503,675
545,000	Pioneer Natural Resources Co. (a)	0.25%	05/15/25	583,359
				1,087,034
	Pharmaceuticals – 1.5%
965,000	Jazz Investments I Ltd. (a)	2.00%	06/15/26	1,159,224
1,420,000	Pacira BioSciences, Inc. (a)	0.75%	08/01/25	1,447,261
898,000	Revance Therapeutics, Inc. (a)	1.75%	02/15/27	959,686
				3,566,171
	Real Estate Management & Development – 0.4%
950,000	Redfin Corp. (a)	(c)	10/15/25	896,610
	Road & Rail – 0.2%
450,000	Lyft, Inc. (a)	1.50%	05/15/25	433,289
	Semiconductors & Semiconductor Equipment – 8.7%
225,000	Advanced Micro Devices, Inc.	2.13%	09/01/26	2,113,245
775,000	Canadian Solar, Inc. (a)	2.50%	10/01/25	937,436
435,000	Cree, Inc. (a)	1.75%	05/01/26	666,909
2,600,000	Inphi Corp. (a)	0.75%	04/15/25	3,339,247
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
October 31, 2020
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
$565,000	Microchip Technology, Inc.	1.63%	02/15/25	$1,275,036
1,985,000	Microchip Technology, Inc.	1.63%	02/15/27	3,092,836
740,000	Nova Measuring Instruments Ltd. (a)	(c)	10/15/25	745,953
40,000	Novellus Systems, Inc.	2.63%	05/15/41	429,999
1,640,000	ON Semiconductor Corp.	1.63%	10/15/23	2,340,969
935,000	SolarEdge Technologies, Inc. (a)	(c)	09/15/25	1,150,985
600,000	STMicroelectronics N.V., Series A (b)	(c)	08/04/25	665,166
1,610,000	Synaptics, Inc.	0.50%	06/15/22	1,942,506
705,000	Teradyne, Inc.	1.25%	12/15/23	1,972,566
				20,672,853
	Software – 15.3%
370,000	2U, Inc. (a)	2.25%	05/01/25	562,519
800,000	Atlassian, Inc.	0.63%	05/01/23	1,880,140
850,000	Blackline, Inc.	0.13%	08/01/24	1,254,281
770,000	Cerence Inc. (a)	3.00%	06/01/25	1,282,877
580,000	Cloudflare, Inc. (a)	0.75%	05/15/25	917,656
710,000	Coupa Software, Inc.	0.13%	06/15/25	1,268,032
975,000	Coupa Software, Inc. (a)	0.38%	06/15/26	1,136,553
420,000	Datadog, Inc. (a)	0.13%	06/15/25	526,932
715,000	DocuSign, Inc.	0.50%	09/15/23	2,034,622
1,525,000	Envestnet, Inc. (a)	0.75%	08/15/25	1,532,037
1,075,000	Five9, Inc. (a)	0.50%	06/01/25	1,427,062
1,160,000	HubSpot, Inc. (a)	0.38%	06/01/25	1,457,682
910,000	Nice Ltd. (a)	(c)	09/15/25	931,100
990,000	Nuance Communications, Inc.	1.25%	04/01/25	1,706,659
2,060,000	Palo Alto Networks, Inc.	0.75%	07/01/23	2,213,750
1,005,000	Pegasystems, Inc. (a)	0.75%	03/01/25	1,123,590
900,000	Q2 Holdings, Inc.	0.75%	06/01/26	1,116,563
1,340,000	RingCentral, Inc. (a)	(c)	03/01/25	1,420,118
650,000	ServiceNow, Inc.	(c)	06/01/22	2,399,673
1,135,000	Splunk, Inc.	0.50%	09/15/23	1,637,729
2,040,000	Splunk, Inc. (a)	1.13%	06/15/27	2,255,514
2,080,000	Workday, Inc.	0.25%	10/01/22	3,137,405
1,615,000	Zendesk, Inc. (a)	0.63%	06/15/25	2,027,291
895,000	Zscaler, Inc. (a)	0.13%	07/01/25	1,039,444
				36,289,229
	Specialty Retail – 2.9%
430,000	American Eagle Outfitters, Inc. (a)	3.75%	04/15/25	756,405
1,045,000	Burlington Stores, Inc. (a)	2.25%	04/15/25	1,201,201
920,000	Dick’s Sporting Goods, Inc. (a)	3.25%	04/15/25	1,649,675
685,000	National Vision Holdings, Inc. (a)	2.50%	05/15/25	1,008,399
1,280,000	RH	(c)	06/15/23	2,304,071
				6,919,751
	Total Convertible Corporate Bonds			207,389,651
	(Cost $153,420,258)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES – 10.7%
	Auto Components – 0.7%
13,350	Aptiv PLC, Series A	5.50%	06/15/23	1,607,340

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
October 31, 2020
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Capital Markets – 0.4%
19,975	KKR & Co., Inc., Series C	6.00%	09/15/23	$1,039,499
	Health Care Equipment & Supplies – 1.9%
1,925	Danaher Corp., Series A	4.75%	04/15/22	3,022,038
1,150	Danaher Corp., Series B	5.00%	04/15/23	1,527,269
				4,549,307
	Internet & Direct Marketing Retail – 0.6%
1,000	2020 Mandatory Exchangeable Trust (a)	6.50%	05/16/23	1,462,000
	Life Sciences Tools & Services – 1.0%
30,600	Avantor, Inc., Series A	6.25%	05/15/22	2,298,366
	Machinery – 2.2%
10,550	Colfax Corp.	5.75%	01/15/22	1,246,694
1,815	Fortive Corp., Series A	5.00%	07/01/21	1,677,659
22,000	Stanley Black & Decker, Inc.	5.25%	11/15/22	2,296,360
				5,220,713
	Metals & Mining – 0.6%
37,725	ArcelorMittal S.A.	5.50%	05/18/23	1,308,680
	Semiconductors & Semiconductor Equipment – 2.3%
4,572	Broadcom, Inc., Series A	8.00%	09/30/22	5,440,634
	Wireless Telecommunication Services – 1.0%
2,255	2020 Cash Mandatory Exchangeable Trust (a)	5.25%	06/01/23	2,354,446
	Total Convertible Preferred Securities			25,280,985
	(Cost $21,723,388)
	Total Investments – 98.3%			232,670,636
	(Cost $175,143,646) (e)

Net Other Assets and Liabilities – 1.7%	4,131,442
Net Assets – 100.0%	$236,802,078

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by SSI Investment Management LLC (“SSI”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $93,786,929 or 39.6% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon security.
(d)	Stated maturity represents the mandatory conversion date.
(e)	Aggregate cost for federal income tax purposes was $179,128,818. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,714,893 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,173,075. The net unrealized appreciation was $53,541,818.
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
October 31, 2020

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 207,389,651	$ —	$ 207,389,651	$ —
Convertible Preferred Securities:
Health Care Equipment & Supplies	4,549,307	3,022,038	1,527,269	—
Internet & Direct Marketing Retail	1,462,000	—	1,462,000	—
Wireless Telecommunication Services	2,354,446	—	2,354,446	—
Other industry categories*	16,915,232	16,915,232	—	—
Total Investments	$ 232,670,636	$ 19,937,270	$ 212,733,366	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
October 31, 2020
ASSETS:
Investments, at value (Cost $175,143,646)	$ 232,670,636
Cash	2,994,254
Receivables:
Investment securities sold	995,644
Interest	543,786
Dividends	23,868
Total Assets	237,228,188
LIABILITIES:
Payables:
Investment securities purchased	225,515
Investment advisory fees	199,595
Other liabilities	1,000
Total Liabilities	426,110
NET ASSETS	$236,802,078
NET ASSETS consist of:
Paid-in capital	$ 180,916,941
Par value	59,000
Accumulated distributable earnings (loss)	55,826,137
NET ASSETS	$236,802,078
NET ASSET VALUE, per share	$40.14
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,900,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Year Ended October 31, 2020
INVESTMENT INCOME:
Dividends	$ 1,882,769
Interest	(2,794,571)
Other	19,047
Total investment income	(892,755)
EXPENSES:
Investment advisory fees	2,082,721
Excise tax expense	6,159
Total expenses	2,088,880
NET INVESTMENT INCOME (LOSS)	(2,981,635)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	9,201,568
Net change in unrealized appreciation (depreciation) on investments	39,005,257
NET REALIZED AND UNREALIZED GAIN (LOSS)	48,206,825
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 45,225,190

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets
	Year Ended 10/31/2020	Year Ended 10/31/2019
OPERATIONS:
Net investment income (loss)	$ (2,981,635)	$ (1,161,320)
Net realized gain (loss)	9,201,568	4,565,461
Net change in unrealized appreciation (depreciation)	39,005,257	14,922,374
Net increase (decrease) in net assets resulting from operations	45,225,190	18,326,515
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,308,156)	(2,995,341)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	106,145,960	29,071,259
Cost of shares redeemed	(105,418,747)	(52,711,960)
Net increase (decrease) in net assets resulting from shareholder transactions	727,213	(23,640,701)
Total increase (decrease) in net assets	42,644,247	(8,309,527)
NET ASSETS:
Beginning of period	194,157,831	202,467,358
End of period	$236,802,078	$194,157,831
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,150,002	7,050,002
Shares sold	3,050,000	950,000
Shares redeemed	(3,300,000)	(1,850,000)
Shares outstanding, end of period	5,900,002	6,150,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period
	Year Ended October 31,				Period Ended 10/31/2016 (a)
	2020	2019	2018	2017
Net asset value, beginning of period	$ 31.57	$ 28.72	$ 29.01	$ 25.21	$ 25.00
Income from investment operations:
Net investment income (loss)	(0.55)	(0.24)	(0.09)	(0.14)	(0.24)
Net realized and unrealized gain (loss)	9.65	3.58	0.52	4.45	0.90
Total from investment operations	9.10	3.34	0.43	4.31	0.66
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.49)	(0.67)	(0.51)	(0.45)
Net realized gain	—	—	(0.05)	—	—
Total distributions	(0.53)	(0.49)	(0.72)	(0.51)	(0.45)
Net asset value, end of period	$40.14	$31.57	$28.72	$29.01	$25.21
Total return (b)	29.10%	11.72%	1.46%	17.29%	2.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 236,802	$ 194,158	$ 202,467	$ 58,016	$ 7,564
Ratio of total expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95% (c)
Ratio of net investment income (loss) to average net assets	(1.36)%	(0.63)%	(2.16)%	(1.86)%	(2.34)% (c)
Portfolio turnover rate (d)	119%	64%	71%	56%	54%

(a)	Inception date is November 3, 2015, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of nine funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FCVT” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of October 31, 2020, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal years ended October 31, 2020 and 2019, was as follows:
Distributions paid from:	2020	2019
Ordinary income	$3,308,156	$2,995,341
Capital gains	—	—
Return of capital	—	—
As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	2,284,319
Net unrealized appreciation (depreciation)	53,541,818

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, for federal income tax purposes, the Fund had no capital loss carryforwards available to the extent provided by regulations to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of October 31, 2020, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31, 2020, the adjustments for the Fund were as follows:
Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
$6,112,462	$(6,803,752)	$691,290
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. SSI receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the fiscal year ended October 31, 2020, were $253,484,871 and $255,203,654, respectively.
For the fiscal year ended October 31, 2020, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). Due to the nature of the Fund’s investments, the Fund’s Creation Units are generally issued and redeemed for cash, although Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in the Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a standard redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in the Fund’s portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters
By operation of law, the Fund now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund IV:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a series of the First Trust Exchange-Traded Fund IV, including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended October 31, 2020, 2019, 2018, and 2017, and the period from November 3, 2015 (commencement of operations) through October 31, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended October 31, 2020, 2019, 2018, and 2017, and for the period from November 3, 2015 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
December 23, 2020
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Federal Tax Information
For the taxable year ended October 31, 2020, the following percentages of income dividend paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:
Dividends Received Deduction	Qualified Dividend Income
35.15%	35.15%
A portion of the ordinary dividends (including short-term capital gains) that the Fund paid to shareholders during the taxable year ended October 31, 2020, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, section 199A for the aggregate dividends the Fund received from the underlying Real Estate Investment Trusts (REITs) it invests in.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory and Sub-Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management and Sub-Advisory Agreements
The Board of Trustees of First Trust Exchange-Traded Fund IV (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). The Board approved the continuation of the Advisory Agreement for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined that the continuation of the Advisory Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees,

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020 (Unaudited)
requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Fund since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
The Board noted that it had approved a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Fund, the Advisor and SSI Investment Management LLC (the “Sub-Advisor”) at a meeting held on March 11, 2019 for an initial two-year term and that shareholders of the Fund approved the Sub-Advisory Agreement at a meeting held on July 11, 2019. Accordingly, the Board did not consider the renewal of the Sub-Advisory Agreement at the June 8, 2020 meeting and will first consider its renewal at its June 2021 meeting.
In reviewing the Advisory Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Advisory Agreement. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Advisory Agreement have been and are expected to remain satisfactory.
The Board considered the unitary fee rate payable by the Fund under the Advisory Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that there were no other actively-managed ETFs in the Expense Group, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2019 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the Fund underperformed the Performance Universe median and the benchmark index for the one- and three-year periods ended December 31, 2019.

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020 (Unaudited)
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the Advisor’s compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee’s annual meeting held on March 20, 2020 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

Board of Trustees and Officers
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016); Member, Sportsmed LLC (April 2007 to November 2015)	189	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	189	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	189	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Senior Advisor (August 2018 to Present), Managing Director and Chief Operating Officer (January 2015 to August 2018), Pelita Harapan Educational Foundation (Educational Products and Services)	189	None
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	189	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), Controller (January 2011 to January 2016), Senior Vice President (April 2007 to January 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.

Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2020 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
March 2019

This page intentionally left blank

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
SSI Investment Management LLC
9440 Santa Monica Blvd, 8th Floor
Beverly Hills, CA 90210
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Long Duration Opportunities ETF (LGOV)

------------------
  Annual Report
For the Year Ended
 October 31, 2020
------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                 ANNUAL REPORT
                                OCTOBER 31, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Long Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Long Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the twelve months ended October 31, 2020.

As I was collecting my thoughts for this annual roundup it occurred to me that my message this year should touch on the tone of the markets and the investing climate rather than belabor all the news and events that brought us to this juncture. We all know how tumultuous our lives have become over the past eight or so months. The phrase "shelter-at-home" says it all. I would rather talk about why I believe investors should be optimistic about where we could be headed.

Having said that, allow me to at least acknowledge the two elephants in the room: the coronavirus ("COVID-19") and the election. In the first 12 days of
November, we learned the following: that we likely have a new president-elect
(Joe Biden), though it may not be official for some time because it is being contested by President Donald Trump and some of his loyal backers in the
Republican Party citing voter fraud in certain states; that we still do not know which political party will have control of the Senate due to a couple of run-offs in Georgia to be held on January 5, 2021; and, that it looks as though we may be fortunate enough to have an FDA-approved COVID-19 vaccine by either the end of 2020 or the start of 2021, though that too is not yet official. It could be a game-changer in the COVID-19 battle. And, we may gain access to additional vaccines as well. The key to getting the economy back to running on all cylinders is to fully reopen, and a vaccine is "what the doctor ordered."

With respect to the tone of the markets and investment climate, to say that I am encouraged about what has transpired in 2020 would be an understatement. Despite the extraordinary challenges so far this year, the S&P 500(R) Index posted a total return of 2.77% over the first 10 months of 2020, this despite plunging
33.8% into bear market territory from February 19, 2020 through March 23, 2020, according to Bloomberg. As impressive as that feat is, the future looks even brighter. While Bloomberg's consensus earnings growth rate estimate for the S&P
500(R) Index for 2020 was -16.51%, as of November 13, 2020, its 2021 and 2022
estimates were 21.74% and 16.95%, respectively. That is a strong take on the prospects for a rebound in Corporate America over the next 24 months. One of the tailwinds that is providing a good deal of support to the economy and markets is the decision by the Federal Reserve (the "Fed") to keep interest rates artificially low for as long as need be to meet both its employment and inflation targets. By keeping rates lower for longer, the Fed is essentially inviting investors to assume more risk to generate higher returns. Brian
Wesbury, Chief Economist at First Trust, believes that the Fed could need until
2024 to accomplish its goals. That is a lot of runway for investors to reposition their portfolios, if needed, and a very generous, and perhaps unprecedented, amount of guidance from the Fed, in our opinion. Those investors with cash on the sidelines earning next to nothing have options if they choose to act.

We are encouraged about the prospects for the economy and the markets, but investors should be prepared to weather some volatility until the COVID-19 pandemic is better contained. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

The First Trust Long Duration Opportunities ETF's (the "Fund") primary investment objective is to generate current income with a focus on preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S.
Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds ("ETFs") that principally invest in such securities. The
Fund may purchase mortgage-related securities in "to-be-announced" transactions
("TBA Transactions"), including mortgage dollar rolls.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL          CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                                            1 Year Ended   Inception (1/22/19)   Inception (1/22/19)
                                                                              10/31/20         to 10/31/20           to 10/31/20
FUND PERFORMANCE
NAV                                                                             7.46%            12.17%                22.59%
Market Price                                                                    9.37%            12.64%                23.48%

INDEX PERFORMANCE
ICE BofA 5+ Year US Treasury Index                                             10.73%            13.60%                25.36%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund a the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

---------------------------------------------------------------
                                                    % OF
FUND ALLOCATION                                  NET ASSETS
---------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                       80.0%
U.S. Government Bonds and Notes                      8.5
Exchange Traded Funds                                0.6
Money Market Funds                                  36.9
Call Options Purchased                               0.0*
Put Options Written                                 (0.0)*
Net Other Assets and Liabilities(1)                (26.0)
                                                  -------
   Total                                           100.0%
                                                  =======

* Amount is less than 0.05%.

---------------------------------------------------------------
                                              % OF TOTAL LONG
                                                FIXED-INCOME
CREDIT QUALITY(3)                            INVESTMENTS & CASH
---------------------------------------------------------------
Government and Agency                              70.53%
Cash & Cash Equivalents                            29.47
                                                  -------
   Total                                          100.00%
                                                  =======

---------------------------------------------------------------
                                               % OF LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS(2)
---------------------------------------------------------------
Federal National Mortgage Association,
   Pool TBA, 2.00%, 12/15/50                       10.64%
Government National Mortgage Association,
   Series 2010-61, Class KE, 5.00%, 05/16/40        8.81
U.S. Treasury Bond, 1.25%, 05/15/50                 7.05
Federal National Mortgage Association,
   Series 2015-66, Class CL, 3.50%, 07/25/41        5.62
Federal National Mortgage Association,
   Pool TBA, 1.50%, 12/15/50                        5.19
Government National Mortgage Association,
   Series 2020-159, Class Z, 2.50%, 10/16/62        3.81
Government National Mortgage Association,
   Series 2020-145, Class BD, 2.30%, 03/16/63       3.74
Federal National Mortgage Association,
   Series 2020-17, Class L, 2.50%, 03/25/50         3.71
Federal Home Loan Mortgage Corporation,
   Pool U99176, 4.00%, 12/01/47                     3.42
Federal National Mortgage Association,
   Series 2005-74, Class NZ, 6.00%, 09/25/35        2.91
                                                  -------
      Total                                        54.90%
                                                  =======

---------------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
---------------------------------------------------------------
October 31, 2020                                11.55 Years
High - December 31, 2019                        12.47 Years
Low -  April 30, 2020                            9.14 Years

-----------------------------

(1)   Includes variation margin on futures.

(2)   Percentages are based on the long positions only. Money market funds are excluded.

(3)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government and Agency". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JANUARY 22, 2019 - OCTOBER 31, 2020

            First Trust Long Duration   ICE BofA 5+ Year
                Opportunities ETF       US Treasury Index
1/22/19              $10,000                 $10,000
4/30/19               10,425                  10,273
10/31/19              11,408                  11,321
4/30/20               12,436                  12,839
10/31/20              12,259                  12,536


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Long Duration Opportunities ETF (the "Fund" or
"LGOV"). First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP
JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP

                                   COMMENTARY

The Fund's primary investment objective is to generate current income with a focus on preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S.
government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities.

MARKET RECAP

The 12-month period ended October 31, 2020 began relatively calmly, being driven primarily by policy decisions related to the trade war. The onset of the coronavirus ("COVID-19") pandemic triggered an unprecedented liquidity crisis across global markets, with its effects rippling through the domestic and global economies and causing profound changes in both bond and equity market fundamentals, risk factors and valuations. Due to the nature of this pandemic, the reversal in monetary policy driven by the trade war was put into overdrive.
In response, the Federal Reserve (the "Fed") began a new phase of seemingly limitless quantitative easing, and reinstated programs that were last relied upon during the Great Recession of 2008. It also began to roll out new programs, expanding the range of covered asset classes, providing a backstop to the significant dislocations and severe illiquidity that occurred. The Fed further aided markets with emergency rate cuts totaling 150 basis points ("bps") in
March 2020 and setting the lower bound of the Fed Funds rate at 0%. The Fed was not alone in providing aid, as Congress stepped in with a large stimulus package to help Americans weather COVID-19 and its effects. Treasury issuance as a result has soared to buoy government spending, however, with the aid of quantitative easing ("QE") programs and a continued demand for safe haven assets, Treasury yields plunged to record lows. For example, over the last year, the 2-Year Treasury yield has declined precipitously by -137 bps to close on
October 31, 2020 at 15 bps, while the 10-Year Treasury fell -82 bps to close the year at 87.4 bps, with the curve bull steepening. The COVID-19 panic did not discriminate, affecting nearly every aspect of the broader spread markets, including Agency Mortgage-Backed Securities ("MBS"), which initially saw large spread widening moves as Agency MBS spreads widened dramatically from the low
40s Treasury Option-Adjusted Spread ("OAS"), to a wide of 136 OAS. Agency MBS spreads tightened to close the fiscal year at 64 OAS, as the impact of Fed programs and legislative support helped improve liquidity and greatly improved market participants risk appetite.

PERFORMANCE ANALYSIS

For the 12-month period ended October 31, 2020, the Fund returned 7.46% on a net asset value ("NAV") basis, net of fees. Since the Fund's inception on January
22, 2019, the Fund has returned 22.59% on a cumulative NAV basis, net of fees.

During 12-month period ended October 31, 2020, the ICE BofA 5+ Year US Treasury
Index (the "Index") returned 10.73%. Since the Fund's inception on January 22,
2019, the Index has returned 25.36% on a cumulative basis.

During the 12-month period ended October 31, 2020, the Fund underperformed the
Index by -327 bps, net of fees. The Fund is structured to own a significant percentage of the fund in Agency MBS securities, whereas the benchmark is a pure treasury and agency index. Agency MBS experienced substantial widening during the severe illiquidity that gripped the fixed income markets during the early stages of the COVID-19 pandemic unfolding in America. As markets digested the rapid pace of lockdowns, uncertainties on future economic health, and the Fed's rapidly evolving market support, Treasury yields plunged in an outright flight to quality. The negative convexity associated with mortgage securities coupled with spread widening was also detrimental to the Fund in terms of keeping up with the violent Treasury market rally. As the year progressed and the Fed continued to unveil the ever-broadening scope of its market support, coupled with legislative initiatives, risk assets staged a dramatic comeback that has persisted into the close of the fiscal year. As such, valuations on Agency MBS have improved, which helped the fund to recover from the illiquid markets

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

exhibited in March 2020. Since March 25, 2020, the Fund has outperformed its
5+year treasury benchmark in excess of 200 bps. A benefit to performance was attributable to pricing performance of select odd lot Agency MBS positions at the time of purchase. The Fund's portfolio managers reasonably expect that such investments in odd lot positions could continue to impact the Fund's performance to the extent the Fund continues to grow. Additionally, given the significant rally in treasury yields in the first quarter of 2020, followed by a modest selloff in treasury yields later in the year, the Fund's usage of derivatives to manage overall interest rate risk, volatility, and convexity was mildly detrimental to the Fund's performance over the 12-month period ended October 31,
2020.

MARKET OUTLOOK

The Fed has deployed emergency rate cuts, large scale QE, unprecedented lending programs and has signaled it plans to be highly accommodative for some time to come. We believe this will keep the front end of the yield curve anchored in place in the near term, with any rate volatility centralized in the longer maturity segments of the yield curve. We do expect consumer and overall economic data to continue to recover, with the recovery likely to accelerate on the back of any potential additional stimulus package, as well as any positive developments in COVID-19 treatment and vaccines to combat the pandemic. On the other side of that, a rapid acceleration of the pandemic, and corresponding enhanced large-scale restrictions or lockdowns could be quite detrimental to our growth forecast. Over the near term, we expect no rise in inflation, but given the surge in the money supply and dollar weakness, we could see inflationary pressure build over the medium term. We remain positive on MBS spread valuations over the longer term and believe there is additional capacity for spread tightening to occur. Lastly, while we do generally expect interest rate volatility to remain somewhat muted due to ongoing fiscal and monetary programs deployed to assist in fighting the virus, chiefly quantitative easing and the potential for a yield curve control type program by the Fed, we are mindful that volatility could spike around the U.S. elections in November 2020.

Given our outlook on the broader bond markets, we plan to continue to actively manage the Fund versus the Index from a duration standpoint, especially after the dramatic declines in Treasury yields to such uneconomic levels. To the extent the curve sees a large bear steepening, likely due to inflation, supply or volatility, we will look to take advantage of higher, longer maturity yields.
Across the mortgage sector, prepayments remain extremely elevated due to low interest rates and mortgage buybacks. As such, we continue to favor select, call protected locked out collateralized mortgage obligation ("CMO") structures,
Agency Multifamily Commercial Mortgage-Backed Securities, and select TBA securities. Our goal is simple. Lock in longer, more certain mortgage cashflow in government guaranteed sectors, with little to no credit loss risk, protecting for a strategic period the yield, income, dividend and spread for the Fund's shareholders. Over time, we expect others will need those same characteristics and those bonds will become dearer and outperform. We continue to maintain exceptional liquidity within a difficult environment allowing us the ability to take advantage of opportunities.


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust Long Duration Opportunities ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING           ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE     ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                    MAY 1, 2020     OCTOBER 31, 2020     PERIOD (a)      PERIOD (a) (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
Actual                                               $1,000.00         $  985.70            0.65%            $3.24
Hypothetical (5% return before expenses)             $1,000.00         $1,021.87            0.65%            $3.30


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2020 through October 31, 2020), multiplied by 184/366 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 80.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 44.5%
                  Federal Home Loan Mortgage Corporation
$        212,405     Series 2003-2649, Class IM, IO...............................      7.00%       07/15/33    $         40,813
         264,000     Series 2010-3653, Class UJ...................................      5.00%       04/15/40             347,674
         540,219     Series 2013-4239, Class OU, PO...............................       (a)        07/15/43             474,416
         137,194     Series 2013-4255, Class SN,
                        1 Mo. LIBOR (x) -2.67 + 12.27% (b)........................     11.87%       05/15/35             189,566
         303,769     Series 2020-4980, Class ZU...................................      3.00%       06/25/50             313,923
                  Federal National Mortgage Association
         153,296     Series 2005-69, Class JI, IO.................................      6.00%       08/25/35              34,903
         402,825     Series 2005-74, Class NZ.....................................      6.00%       09/25/35             562,855
       1,094,103     Series 2005-113, Class AI, IO,
                        1 Mo. LIBOR (x) -1 + 7.23% (b)............................      7.08%       01/25/36             243,475
         146,221     Series 2008-94, Class JS, 1 Mo. LIBOR (x) -6 + 30.00% (b)....     29.10%       04/25/36             273,230
         433,000     Series 2012-93, Class LY.....................................      2.50%       09/25/42             453,902
         173,000     Series 2013-3, Class BC......................................      2.50%       12/25/42             169,728
         165,982     Series 2015-34, Class OK, PO.................................       (a)        03/25/44             162,247
         944,376     Series 2015-66, Class CL.....................................      3.50%       07/25/41           1,086,509
         298,685     Series 2016-23, Class PL.....................................      3.00%       11/25/45             325,071
         351,012     Series 2016-101, Class ZP....................................      3.50%       01/25/47             390,601
         395,045     Series 2018-9, Class PL......................................      3.50%       02/25/48             443,076
         166,132     Series 2018-94, Class KZ.....................................      4.50%       01/25/49             220,939
          87,952     Series 2018-94, Class LZ.....................................      4.50%       01/25/49             116,459
         710,669     Series 2020-17, Class L......................................      2.50%       03/25/50             718,085
                  Government National Mortgage Association
         270,630     Series 2009-32, Class ZA.....................................      5.50%       05/20/39             336,658
       1,292,000     Series 2010-61, Class KE.....................................      5.00%       05/16/40           1,703,568
         665,228     Series 2015-168, Class GI, IO................................      5.50%       02/16/33             112,866
          82,163     Series 2016-63, Class NZ.....................................      3.00%       05/20/46              82,591
         403,000     Series 2018-112, Class CG....................................      3.50%       08/20/48             426,779
         423,220     Series 2018-125, Class KZ....................................      3.50%       09/20/48             442,515
                                                                                                                ----------------
                                                                                                                       9,672,449
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 18.3%
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                    Pass Through Certificates
       7,808,598     Series 2014-K036, Class X1, IO (c)...........................      0.72%       10/25/23             147,992
      39,879,125     Series 2018-K156, Class X1, IO (c)...........................      0.07%       06/25/33             423,213
       4,645,000     Series 2019-K093, Class XAM, IO (c)..........................      1.19%       05/25/29             427,665
       1,696,406     Series 2019-K095, Class X1, IO (c)...........................      0.95%       06/25/29             120,280
       1,200,000     Series 2019-K095, Class XAM, IO (c)..........................      1.24%       06/25/29             118,296
       1,999,516     Series 2020-1515, Class X1, IO (c)...........................      1.51%       02/25/35             318,419
       2,648,379     Series 2020-1516, Class X1, IO (c)...........................      1.51%       05/25/35             445,577
       3,499,712     Series 2020-1517, Class X1, IO (c)...........................      1.33%       07/25/35             509,899
                  Government National Mortgage Association
         768,760     Series 2020-145, Class BD (d)................................      2.30%       03/16/63             723,463
         830,408     Series 2020-159, Class Z (d).................................      2.50%       10/16/62             737,846
                                                                                                                ----------------
                                                                                                                       3,972,650
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 17.2%
                  Federal Home Loan Mortgage Corporation
         601,918     Pool U99176..................................................      4.00%       12/01/47             661,854
                  Federal National Mortgage Association
       1,000,000     Pool TBA.....................................................      1.50%       12/15/50           1,004,765
       2,000,000     Pool TBA (e).................................................      2.00%       12/15/50           2,058,594
                                                                                                                ----------------
                                                                                                                       3,725,213
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................        17,370,312
                  (Cost $16,546,161)                                                                            ----------------


Page 8                  See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT BONDS AND NOTES -- 8.5%

$        500,000  U.S. Treasury Bond..............................................      1.13%       05/15/40    $        477,187
       1,500,000  U.S. Treasury Bond..............................................      1.25%       05/15/50           1,363,125
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES.......................................................         1,840,312
                  (Cost $1,883,906)                                                                             ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
EXCHANGE-TRADED FUNDS -- 0.6%

                  CAPITAL MARKETS -- 0.6%
             850  iShares 20+ Year Treasury Bond ETF..........................................................           133,935
                                                                                                                ----------------
                  TOTAL EXCHANGE-TRADED FUNDS.................................................................           133,935
                  (Cost $115,923)                                                                               ----------------

MONEY MARKET FUNDS -- 36.9%

       8,025,633  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.01% (f)..........................................................         8,025,633
                  (Cost $8,025,633)                                                                             ----------------

                  TOTAL INVESTMENTS -- 126.0%.................................................................        27,370,192
                  (Cost $26,571,623) (g)                                                                        ----------------



   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
CALL OPTIONS PURCHASED -- 0.0%

              6   U.S. Treasury Long Bond Futures Call..............  $  1,034,813  $     175.00    Nov-2020               6,656
                  (Cost $7,901)                                                                                 ----------------

PUT OPTIONS WRITTEN -- (0.0)%
              (3) U.S. Treasury Long Bond Futures Put...............      (517,406)       171.00    Nov-2020              (4,594)
                  (Premiums received $3,503)                                                                    ----------------

                  NET OTHER ASSETS AND LIABILITIES -- (26.0)%.................................................        (5,647,318)
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $     21,724,936
                                                                                                                ================


FUTURES CONTRACTS AT OCTOBER 31, 2020 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                       NUMBER OF   EXPIRATION      NOTIONAL     (DEPRECIATION)/
                   FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE          VALUE            VALUE
-------------------------------------------------------  -----------  -----------  -----------  --------------  ----------------
U.S. Treasury Ultra Bond Futures                            Long           8        Dec-2020    $    1,720,000  $        (18,910)
U.S. 5-Year Treasury Notes                                  Short          5        Dec-2020          (628,008)              291
                                                                                                --------------  ----------------
                                                                                                $    1,091,992  $        (18,619)
                                                                                                ==============  ================


(a)   Zero coupon security.

(b)   Inverse floating rate security.

(c)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(e)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

                        See Notes to Financial Statements                 Page 9


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

(f)   Rate shown reflects yield as of October 31, 2020.

(g)   Aggregate cost for federal income tax purposes is $26,583,694. As of
      October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $1,015,235 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $245,294. The net unrealized appreciation was $769,941. The amounts presented are inclusive of derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

TBA   - To-Be-Announced Security

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                          10/31/2020           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities       $    17,370,312    $            --    $    17,370,312    $            --
U.S. Government Bonds and Notes....................           1,840,312                 --          1,840,312                 --
Exchange-Traded Funds*.............................             133,935            133,935                 --                 --
Money Market Funds.................................           8,025,633          8,025,633                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments..................................          27,370,192          8,159,568         19,210,624                 --
Call Options Purchased.............................               6,656              6,656                 --                 --
Futures Contracts**................................                 291                291                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total..............................................     $    27,377,139    $     8,166,515    $    19,210,624    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                          10/31/2020           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Put Options Written................................     $        (4,594)   $        (4,594)   $            --    $            --
Futures Contracts**................................             (18,910)           (18,910)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total..............................................     $       (23,504)   $       (23,504)   $            --    $            --
                                                        ===============    ===============    ===============    ===============


*     See Portfolio of Investments for industry breakout.

**    Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

Page 10                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2020


ASSETS:
Investments, at value..................................................      $   27,370,192
Options contracts purchased, at value .................................               6,656
Cash segregated as collateral for open futures contracts...............             161,774
Receivables:
   Investment securities sold..........................................           2,064,347
   Interest............................................................              64,199
   Dividends...........................................................                  69
                                                                             --------------
      Total Assets.....................................................          29,667,237
                                                                             --------------
LIABILITIES:
Options contracts written, at value....................................               4,594
Payables:
   Investment securities purchased.....................................           7,922,248
   Investment advisory fees............................................              11,501
   Variation margin....................................................               3,958
                                                                             --------------
      Total Liabilities................................................           7,942,301
                                                                             --------------
NET ASSETS.............................................................      $   21,724,936
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................          20,376,343
Par value..............................................................               7,500
Accumulated distributable earnings (loss)..............................           1,341,093
                                                                             --------------
NET ASSETS.............................................................      $   21,724,936
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        28.97
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................             750,002
                                                                             ==============
Investments, at cost...................................................      $   26,571,623
                                                                             ==============
Premiums paid on options contracts purchased...........................      $        7,901
                                                                             ==============
Premiums received on options contracts written.........................      $        3,503
                                                                             ==============


                        See Notes to Financial Statements                Page 11


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2020


INVESTMENT INCOME:
Interest...............................................................      $      335,815
Dividends..............................................................              12,518
                                                                             --------------
   Total investment income.............................................             348,333
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................              88,022
Excise tax.............................................................               5,004
                                                                             --------------
   Total expenses......................................................              93,026
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             255,307
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             686,122
   Futures contracts...................................................             (10,216)
   Purchased options contracts.........................................             (40,288)
   Written options contracts...........................................              (2,678)
                                                                             --------------
Net realized gain (loss)...............................................             632,940
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            (176,119)
   Futures contracts...................................................             (28,322)
   Purchased options contracts.........................................              (1,245)
   Written options contracts...........................................              (1,091)
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................            (206,777)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             426,163
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      681,470
                                                                             ==============


Page 12                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF CHANGES IN NET ASSETS


                                                                               YEAR ENDED      PERIOD ENDED
                                                                               10/31/2020     10/31/2019 (a)
                                                                             --------------   ---------------
OPERATIONS:
Net investment income (loss)...........................................      $      255,307   $       218,064
Net realized gain (loss)...............................................             632,940           188,680
Net change in unrealized appreciation (depreciation)...................            (206,777)          984,391
                                                                             --------------   ---------------
Net increase (decrease) in net assets resulting from operations........             681,470         1,391,135
                                                                             --------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................            (478,522)         (183,881)
                                                                             --------------   ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          11,691,878        11,437,545
Cost of shares redeemed................................................          (1,384,694)       (1,429,995)
                                                                             --------------   ---------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................          10,307,184        10,007,550
                                                                             --------------   ---------------
Total increase (decrease) in net assets................................          10,510,132        11,214,804

NET ASSETS:
Beginning of period....................................................          11,214,804                --
                                                                             --------------   ---------------
End of period..........................................................      $   21,724,936   $    11,214,804
                                                                             ==============   ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................             400,002                --
Shares sold............................................................             400,000           450,002
Shares redeemed........................................................             (50,000)          (50,000)
                                                                             --------------   ---------------
Shares outstanding, end of period......................................             750,002           400,002
                                                                             ==============   ===============


(a)   Inception date is January 22, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 13


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                 YEAR            PERIOD
                                                ENDED            ENDED
                                              10/31/2020     10/31/2019 (a)
                                            --------------   --------------
Net asset value, beginning of period          $    28.04       $    25.00
                                              ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.82             0.55
Net realized and unrealized gain (loss)             1.24             2.95
                                              ----------       ----------
Total from investment operations                    2.06             3.50
                                              ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (1.13)           (0.46)
                                              ----------       ----------
Net asset value, end of period                $    28.97       $    28.04
                                              ==========       ==========
TOTAL RETURN (b)                                    7.46%           14.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $   21,725       $   11,215
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c)                                       0.69% (d)        0.65% (e)
Ratio of net investment income (loss) to
   average net assets                               1.89%            2.64% (e)
Portfolio turnover rate (f)                          174% (g)         152% (g)


(a)   Inception date is January 22, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(d)   Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.65%.

(e)   Annualized.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 118%
      and 104% for the periods ended October 31, 2020 and October 31, 2019, respectively.

Page 14                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Long Duration Opportunities ETF (the "Fund"), a
non-diversified series of the Trust, which trades under the ticker "LGOV" on the
NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit."
Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income with a focus on preservation of capital. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds
("ETFs") that principally invest in such securities. The Fund's investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as "pass-through" securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S.
government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in "to-be-announced"
transactions ("TBA Transactions"), including mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust
Advisors L.P. ("First Trust" or the "Advisor"). In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government-sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that invest principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets a weighted average effective duration of eight or more years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

                                                                         Page 15

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2020

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2020

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off

                                                                         Page 17

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2020

interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At October 31, 2020, the Fund had no when-issued, delayed-delivery securities. At October 31, 2020, the Fund held $2,058,594 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objectives, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2020

are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2020

substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sale in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended October
31, 2020 and 2019 was as follows:

Distributions paid from:                                2020            2019
Ordinary income.................................   $      478,522   $    183,881
Capital gains...................................               --             --
Return of capital...............................               --             --

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $      571,152
Accumulated capital and other gain (loss).......               --
Net unrealized appreciation (depreciation)......          769,941

K. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019 and
2020 remain open to federal and state audit. As of October 31, 2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the
Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2020

realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31,
2020, the adjustments for the Fund were as follows:

                                ACCUMULATED
             ACCUMULATED        NET REALIZED
            NET INVESTMENT      GAIN (LOSS)
            INCOME (LOSS)      ON INVESTMENTS     PAID-IN CAPITAL
            --------------     --------------     ---------------
            $      192,384     $     (249,246)    $        56,862

L. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended October
31, 2020, were $28,789,638 and $156,582, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended October 31, 2020, were $18,830,940 and $41,606, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were
$1,026,094 and $1,026,094, respectively.

For the fiscal year ended October 31, 2020, the Fund had no in-kind transactions.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2020

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at
October 31, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
Futures       Interest    Unrealized appreciation                    Unrealized depreciation
              rate risk   on futures contracts*         $      291   on futures contracts*       $   18,910

Options       Interest    Options contracts                          Options contracts
              rate risk   purchased, at value                6,656   written, at value                4,594


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended October 31, 2020, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                              INTEREST RATE RISK
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Futures contracts                                                 $ (10,216)
Purchased options contracts                                         (40,288)
Written options contracts                                            (2,678)
Net change in unrealized appreciation (depreciation) on:
Futures contracts                                                   (28,322)
Purchased options contracts                                          (1,245)
Written options contracts                                            (1,091)


For the fiscal year ended October 31, 2020, the notional value of futures contracts opened and closed were $29,178,043 and $28,785,154, respectively.

During the fiscal year ended October 31, 2020, the premiums for purchased options contracts opened were $159,840 and the premiums for purchased options contracts closed, exercised and expired were $151,939.

During the fiscal year ended October 31, 2020, the premiums for written options contracts opened were $89,583 and the premiums for written options contracts closed, exercised and expired were $86,080.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2020

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 23


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Long Duration Opportunities ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2020, the related statement of operations for the year then ended, and the changes in net assets and the financial highlights for the year then ended and for the period from January 22, 2019 (commencement of operations) through
October 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations for the year then ended, and changes in its net assets and the financial highlights for the year then ended and for the period from January 22,
2019 (commencement of operations) through October 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from and brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 22, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders during the Fund's fiscal year ended
October 31, 2020 that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2020, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2020 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2020 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the First Trust Long Duration Opportunities ETF
(the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The
Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on May
11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day.
The Board considered supplemental information provided by the Advisor on the

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2020 (UNAUDITED)

operations of the Advisor and the performance of the Fund since the onset of the
COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Mortgage Securities Team is responsible for the day-to-day management of the Fund's investments. The Board considered the background and experience of the members of the Mortgage
Securities Team and noted the Board's prior meetings with members of the Team.
The Board considered the Advisor's statement that it applies the same oversight model internally with its Mortgage Securities Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the
1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the
Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the
Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense
Group. With respect to the Expense Group, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that there were no other actively-managed ETFs in the Expense Group, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. Because the Fund commenced operations on January 22, 2019 and therefore has a limited performance history, comparative performance information for the Fund was not considered.

On the basis of all the information provided on the unitary fee for the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the
Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2020 (UNAUDITED)

the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the period from inception through December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2019. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee.

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule
22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 29


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                                                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                               FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         OR APPOINTED                DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         189         None
(1951)                                              Limited Partner, Gundersen Real Estate
                               o Since Inception    Limited Partnership (June 1992 to
                                                    December 2016); Member, Sportsmed LLC
                                                    (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term    President, ADM Investors Services, Inc.          189         Director of ADM
(1957)                                              (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                 Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee       o Indefinite Term    President, Hibs Enterprises (Financial           189         Director of Trust
(1956)                                              and Management Consulting)                                   Company of
                               o Since Inception                                                                 Illinois

Niel B. Nielson, Trustee       o Indefinite Term    Senior Advisor (August 2018 to Present),         189         None
(1954)                                              Managing Director and Chief Operating
                               o Since Inception    Officer (January 2015 to August 2018),
                                                    Pelita Harapan Educational Foundation
                                                    (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term    Chief Executive Officer, First Trust             189         None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception    L.P., Chairman of the Board of Directors,
                                                    BondWave LLC (Software Development
                                                    Company) and Stonebridge Advisors LLC
                                                    (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2020 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 31


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $306,200 for the fiscal year ended October 31, 2019 and $308,200 for the fiscal year ended October 31, 2020.

(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

Audit-Related Fees (Investment Adviser) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $169,630 for the fiscal year ended October 31, 2019 and $199,634 for the fiscal year ended October 31, 2020.

Tax Fees (Investment Adviser) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser and distributor were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s distributor were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

All Other Fees (Investment Adviser) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s investment adviser, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:    Adviser and Distributor:

(b) 0%         (b) 0%

(c) 0%         (c) 0%

(d) 0%         (d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2019 were $169,630 for the registrant, $28,500 for the registrant’s investment adviser and $34,400 for the registrant’s distributor; and for the fiscal year ended October 31, 2020 were $199,634 for the registrant, $70,370 for the registrant’s investment adviser and $99,830 for the registrant’s distributor.

(h)	The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	January 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	January 11, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	January 11, 2021

* Print the name and title of each signing officer under his or her signature.